Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.08% Shares Held Value (000's)
Exchange-Traded Funds - 2.28%
iShares MBS ETF 330,968 $ 35,844
SPDR Portfolio Intermediate Term Corporate
Bond ETF
400,000 14,112
SPDR Portfolio Long Term Corporate Bond ETF 235,000 7,071
$ 57,027
Money Market Funds - 4.80%
BlackRock Liquidity FedFund 1.79%
(a),(b)
3,764,650 3,764
Principal Government Money Market Fund
1.92%
(a),(c)
116,626,826 116,627
$ 120,391
TOTAL INVESTMENT COMPANIES $ 177,418
BONDS - 31.50%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The
3.75%, 10/01/2021 $ 300 $ 308
5.40%, 10/01/2048 300 357
$ 665
Aerospace & Defense - 0.61%
Boeing Co/The
1.88%, 06/15/2023 500 496
2.30%, 08/01/2021 100 100
2.70%, 02/01/2027 700 712
2.80%, 03/01/2024 600 615
2.95%, 02/01/2030 170 174
3.25%, 02/01/2035 170 176
3.50%, 03/01/2039 600 633
3.75%, 02/01/2050 235 254
3.95%, 08/01/2059 315 346
5.88%, 02/15/2040 154 210
Embraer Netherlands Finance BV
5.05%, 06/15/2025 300 328
General Dynamics Corp
2.13%, 08/15/2026 350 350
2.25%, 11/15/2022 15 15
3.38%, 05/15/2023 300 314
3.50%, 05/15/2025 300 321
3.75%, 05/15/2028 300 334
L3Harris Technologies Inc
3.83%, 04/27/2025 500 534
4.95%, 02/15/2021
(d)
277 285
Lockheed Martin Corp
2.50%, 11/23/2020 255 256
3.35%, 09/15/2021 102 105
3.55%, 01/15/2026 240 257
3.60%, 03/01/2035 350 378
3.80%, 03/01/2045 25 28
4.07%, 12/15/2042 47 54
4.09%, 09/15/2052 389 457
4.70%, 05/15/2046 25 32
Northrop Grumman Corp
2.55%, 10/15/2022 380 385
3.20%, 02/01/2027 500 524
3.50%, 03/15/2021 277 282
3.85%, 04/15/2045 500 551
4.03%, 10/15/2047 25 28
Raytheon Co
3.13%, 10/15/2020 77 78
4.88%, 10/15/2040 154 194
Rockwell Collins Inc
3.50%, 03/15/2027 325 347
4.35%, 04/15/2047 40 47
4.80%, 12/15/2043 460 556
Spirit AeroSystems Inc
3.95%, 06/15/2023 250 259
4.60%, 06/15/2028 300 323
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp
1.95%, 11/01/2021 $ 80 $ 80
2.30%, 05/04/2022 600 606
3.10%, 06/01/2022 530 546
3.65%, 08/16/2023 450 476
3.75%, 11/01/2046 30 33
4.05%, 05/04/2047 300 345
4.13%, 11/16/2028 435 492
4.15%, 05/15/2045 40 46
4.50%, 06/01/2042 600 718
4.63%, 11/16/2048 210 262
5.70%, 04/15/2040 51 68
6.13%, 07/15/2038 18 25
6.70%, 08/01/2028 175 228
$ 15,263
Agriculture - 0.31%
Altria Group Inc
2.85%, 08/09/2022 40 40
3.88%, 09/16/2046 60 55
4.00%, 01/31/2024 350 369
4.25%, 08/09/2042 25 24
4.75%, 05/05/2021 163 169
4.80%, 02/14/2029 785 860
5.80%, 02/14/2039 630 730
6.20%, 02/14/2059 310 364
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 859
BAT Capital Corp
2.76%, 08/15/2022 580 585
2.79%, 09/06/2024 245 243
3.46%, 09/06/2029 245 240
3.56%, 08/15/2027 550 554
4.54%, 08/15/2047 325 312
Philip Morris International Inc
1.88%, 02/25/2021 70 70
2.38%, 08/17/2022 30 30
2.75%, 02/25/2026 310 315
2.90%, 11/15/2021 81 82
3.25%, 11/10/2024 30 31
4.25%, 11/10/2044 30 33
4.38%, 11/15/2041 61 67
4.50%, 03/20/2042 400 444
4.88%, 11/15/2043 35 41
Reynolds American Inc
4.45%, 06/12/2025 250 267
4.85%, 09/15/2023 350 379
5.70%, 08/15/2035 25 28
5.85%, 08/15/2045 415 459
$ 7,650
Airlines - 0.05%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 301 316
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 170 174
Southwest Airlines Co
2.65%, 11/05/2020 500 503
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 155 163
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 80 80
$ 1,236

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.04%
NIKE Inc
2.25%, 05/01/2023 $ 200 $ 203
3.38%, 11/01/2046 350 370
3.63%, 05/01/2043 200 220
Ralph Lauren Corp
3.75%, 09/15/2025 300 322
$ 1,115
Automobile Asset Backed Securities - 0.22%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 1,500 1,516
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 786 785
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022 1,000 1,002
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 600 603
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,521
$ 5,427
Automobile Manufacturers - 0.51%
American Honda Finance Corp
1.70%, 09/09/2021 30 30
2.05%, 01/10/2023 490 489
2.15%, 09/10/2024 445 443
Daimler Finance North America LLC
8.50%, 01/18/2031 127 189
Ford Motor Co
5.29%, 12/08/2046 380 351
7.45%, 07/16/2031 125 144
Ford Motor Credit Co LLC
3.34%, 03/18/2021 1,000 1,005
4.25%, 09/20/2022 200 205
4.54%, 08/01/2026 890 889
5.11%, 05/03/2029 500 503
5.60%, 01/07/2022 400 420
5.88%, 08/02/2021 400 419
General Motors Co
4.88%, 10/02/2023 25 27
5.00%, 10/01/2028 400 425
5.40%, 04/01/2048 360 361
6.75%, 04/01/2046 25 29
General Motors Financial Co Inc
3.20%, 07/06/2021 330 333
3.25%, 01/05/2023 400 404
3.45%, 01/14/2022 30 31
3.45%, 04/10/2022 325 331
3.50%, 11/07/2024 300 303
3.55%, 07/08/2022 500 510
3.70%, 05/09/2023 325 332
4.30%, 07/13/2025 325 338
4.35%, 01/17/2027 30 31
4.38%, 09/25/2021 330 341
5.10%, 01/17/2024 500 537
5.25%, 03/01/2026 1,020 1,106
PACCAR Financial Corp
3.10%, 05/10/2021 300 305
Toyota Motor Corp
3.67%, 07/20/2028 200 221
Toyota Motor Credit Corp
2.25%, 10/18/2023 350 353
2.60%, 01/11/2022 30 30
3.30%, 01/12/2022 77 79
3.35%, 01/08/2024 400 422
3.45%, 09/20/2023 400 423
3.65%, 01/08/2029 400 443
$ 12,802
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
3.38%, 03/15/2025 $ 500 $ 519
Banks - 5.74%
Australia & New Zealand Banking Group Ltd/
New York NY
2.30%, 06/01/2021 310 311
2.63%, 05/19/2022 250 254
Banco Santander SA
3.13%, 02/23/2023 600 611
Bank of America Corp
2.63%, 04/19/2021 750 757
2.82%, 07/21/2023
(e)
500 508
3 Month USD LIBOR + 0.93%
3.00%, 12/20/2023
(e)
1,389 1,419
3 Month USD LIBOR + 0.79%
3.12%, 01/20/2023
(e)
500 510
3 Month USD LIBOR + 1.16%
3.19%, 07/23/2030
(e)
335 345
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 42
3.30%, 01/11/2023 330 341
3.37%, 01/23/2026
(e)
500 520
3 Month USD LIBOR + 0.81%
3.42%, 12/20/2028
(e)
1,041 1,087
3 Month USD LIBOR + 1.04%
3.50%, 05/17/2022
(e)
300 306
3 Month USD LIBOR + 0.63%
3.50%, 04/19/2026 795 844
3.59%, 07/21/2028
(e)
500 528
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(e)
400 429
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(e)
300 316
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 32
3.95%, 04/21/2025 830 880
3.97%, 02/07/2030
(e)
1,000 1,093
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 538
4.18%, 11/25/2027 60 65
4.20%, 08/26/2024 25 27
4.27%, 07/23/2029
(e)
360 400
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(e)
310 365
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(e)
30 36
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 32
5.70%, 01/24/2022 580 628
5.88%, 02/07/2042 228 316
7.75%, 05/14/2038 250 381
Bank of America NA
6.00%, 10/15/2036 250 343
Bank of Montreal
2.55%, 11/06/2022 15 15
3.10%, 04/13/2021 1,000 1,017
3.30%, 02/05/2024 400 416
Bank of New York Mellon Corp/The
1.95%, 08/23/2022 850 850
Bank of Nova Scotia/The
2.35%, 10/21/2020 500 502
2.45%, 09/19/2022 30 30
2.70%, 03/07/2022 15 15
2.70%, 08/03/2026 170 172
3.13%, 04/20/2021 1,000 1,016
3.40%, 02/11/2024 400 418
4.50%, 12/16/2025 500 544

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays Bank PLC
2.65%, 01/11/2021 $ 350 $ 351
5.14%, 10/14/2020 1,000 1,023
Barclays PLC
3.20%, 08/10/2021 200 202
3.68%, 01/10/2023 200 203
4.34%, 01/10/2028 1,030 1,082
4.38%, 01/12/2026 200 211
4.97%, 05/16/2029
(e)
210 230
3 Month USD LIBOR + 1.90%
BB&T Corp
2.15%, 02/01/2021 400 401
2.50%, 08/01/2024 350 353
BNP Paribas SA
4.25%, 10/15/2024 750 793
5.00%, 01/15/2021 77 80
BPCE SA
4.00%, 04/15/2024 250 269
Branch Banking & Trust Co
2.85%, 04/01/2021 1,000 1,011
3.63%, 09/16/2025 250 266
3.80%, 10/30/2026 250 269
Canadian Imperial Bank of Commerce
2.61%, 07/22/2023
(e)
250 252
3 Month USD LIBOR + 0.79%
3.50%, 09/13/2023 500 526
Capital One NA
2.15%, 09/06/2022 250 250
Citibank NA
2.13%, 10/20/2020 400 400
3.17%, 02/19/2022
(e)
400 405
3 Month USD LIBOR + 0.53%
3.65%, 01/23/2024 500 530
Citigroup Inc
2.70%, 03/30/2021 30 30
2.70%, 10/27/2022 900 913
2.75%, 04/25/2022 15 15
2.88%, 07/24/2023
(e)
200 203
3 Month USD LIBOR + 0.95%
2.90%, 12/08/2021 1,000 1,015
3.20%, 10/21/2026 770 796
3.50%, 05/15/2023 600 622
3.67%, 07/24/2028
(e)
1,200 1,270
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 530
3.89%, 01/10/2028
(e)
400 428
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 209
4.07%, 04/23/2029
(e)
240 261
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(e)
330 387
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 566
4.40%, 06/10/2025 780 840
4.45%, 09/29/2027 20 22
4.50%, 01/14/2022 454 477
4.60%, 03/09/2026 60 66
4.65%, 07/30/2045 222 267
5.30%, 05/06/2044 25 31
5.50%, 09/13/2025 325 368
5.88%, 01/30/2042 328 447
6.63%, 06/15/2032 112 147
6.68%, 09/13/2043 30 44
8.13%, 07/15/2039 132 216
Citizens Bank NA/Providence RI
2.55%, 05/13/2021 250 252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA
3.88%, 02/08/2022 $ 328 $ 342
3.95%, 11/09/2022 300 312
4.50%, 01/11/2021 51 53
5.25%, 05/24/2041 500 687
5.25%, 08/04/2045 250 314
5.75%, 12/01/2043 250 334
Cooperatieve Rabobank UA/NY
2.50%, 01/19/2021 500 503
Credit Suisse AG/New York NY
3.00%, 10/29/2021 250 254
3.63%, 09/09/2024 400 422
Credit Suisse Group Funding Guernsey Ltd
3.13%, 12/10/2020 300 303
3.75%, 03/26/2025 750 788
4.88%, 05/15/2045 500 612
Deutsche Bank AG/New York NY
3.38%, 05/12/2021 500 499
4.10%, 01/13/2026 500 501
4.25%, 10/14/2021 400 406
5.00%, 02/14/2022 400 415
Discover Bank
2.45%, 09/12/2024 320 319
3.20%, 08/09/2021 250 254
4.25%, 03/13/2026 500 538
Fifth Third Bancorp
4.30%, 01/16/2024 30 32
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 700 702
2.88%, 10/01/2021 200 203
3.85%, 03/15/2026 700 746
Goldman Sachs Group Inc/The
2.35%, 11/15/2021 780 781
2.88%, 02/25/2021 90 91
3.00%, 04/26/2022 25 25
3.50%, 01/23/2025 1,500 1,564
3.63%, 02/20/2024 1,000 1,048
3.69%, 06/05/2028
(e)
1,000 1,049
3 Month USD LIBOR + 1.51%
3.75%, 05/22/2025 30 32
3.85%, 01/26/2027 60 64
4.02%, 10/31/2038
(e)
750 808
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(e)
415 453
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,370
4.41%, 04/23/2039
(e)
180 203
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 30
5.15%, 05/22/2045 310 368
5.25%, 07/27/2021 502 529
5.75%, 01/24/2022 228 246
6.75%, 10/01/2037 30 40
HSBC Holdings PLC
2.65%, 01/05/2022 200 201
2.95%, 05/25/2021 700 707
3.60%, 05/25/2023 500 520
3.90%, 05/25/2026 395 418
3.95%, 05/18/2024
(e)
400 419
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(e)
400 427
3 Month USD LIBOR + 1.61%
4.00%, 03/30/2022 148 154
4.04%, 03/13/2028
(e)
500 531
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 526
4.29%, 09/12/2026
(e)
500 536
3 Month USD LIBOR + 1.35%

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
4.30%, 03/08/2026 $ 945 $ 1,021
4.58%, 06/19/2029
(e)
365 404
3 Month USD LIBOR + 1.53%
5.10%, 04/05/2021 728 759
5.25%, 03/14/2044 300 371
6.10%, 01/14/2042 174 247
6.50%, 05/02/2036 420 559
Huntington Bancshares Inc/OH
2.30%, 01/14/2022 500 503
Huntington National Bank/The
3.25%, 05/14/2021 400 407
3.55%, 10/06/2023 400 419
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 1,850 1,845
ING Groep NV
3.55%, 04/09/2024 400 418
JPMorgan Chase & Co
2.30%, 08/15/2021 880 881
2.30%, 10/15/2025
(e)
280 279
United States Secured Overnight Financing
Rate + 1.16%
2.55%, 10/29/2020 1,000 1,005
2.74%, 10/15/2030
(e)
260 258
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(e)
250 253
3 Month USD LIBOR + 0.94%
2.97%, 01/15/2023 1,040 1,059
3.13%, 01/23/2025 1,000 1,035
3.20%, 01/25/2023 1,025 1,059
3.25%, 09/23/2022 320 331
3.30%, 04/01/2026 500 523
3.38%, 05/01/2023 400 414
3.51%, 01/23/2029
(e)
400 423
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 26
3.80%, 07/23/2024
(e)
270 285
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 20 21
3.88%, 09/10/2024 500 532
3.88%, 07/24/2038
(e)
500 552
3 Month USD LIBOR + 1.36%
3.96%, 01/29/2027
(e)
1,000 1,081
3 Month USD LIBOR + 1.25%
3.96%, 11/15/2048
(e)
400 448
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(e)
270 295
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(e)
30 34
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(e)
300 332
3 Month USD LIBOR + 1.26%
4.25%, 10/15/2020 70 72
4.25%, 10/01/2027 10 11
4.26%, 02/22/2048
(e)
500 584
3 Month USD LIBOR + 1.58%
4.50%, 01/24/2022 257 271
4.63%, 05/10/2021 287 298
4.85%, 02/01/2044 20 25
4.95%, 06/01/2045 55 69
5.40%, 01/06/2042 102 135
5.60%, 07/15/2041 154 209
5.63%, 08/16/2043 375 497
6.40%, 05/15/2038 200 286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
2.55%, 10/01/2029 $ 310 $ 303
5.10%, 03/24/2021 102 106
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 268
0.00%, 06/29/2037
(f)
200 137
1.50%, 06/15/2021 1,290 1,285
1.63%, 03/15/2021 1,170 1,168
1.88%, 11/30/2020 500 500
2.00%, 05/02/2025 880 897
2.13%, 03/07/2022 500 506
2.13%, 06/15/2022 960 972
2.13%, 01/17/2023 500 508
2.38%, 12/29/2022 600 614
2.63%, 01/25/2022 1,257 1,285
2.63%, 02/28/2024 1,500 1,564
Landwirtschaftliche Rentenbank
1.75%, 07/27/2026 500 502
2.00%, 01/13/2025 300 305
Lloyds Bank PLC
2.25%, 08/14/2022 700 698
6.38%, 01/21/2021 51 54
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
630 643
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 534
4.05%, 08/16/2023 400 419
4.45%, 05/08/2025 400 430
4.65%, 03/24/2026 500 527
5.30%, 12/01/2045 200 233
Mitsubishi UFJ Financial Group Inc
2.62%, 07/18/2022 700 706
2.76%, 09/13/2026 400 405
2.80%, 07/18/2024 650 661
3.20%, 07/18/2029 700 723
3.54%, 07/26/2021 300 307
3.75%, 07/18/2039 550 590
3.76%, 07/26/2023 300 315
3.85%, 03/01/2026 350 376
Mizuho Financial Group Inc
2.27%, 09/13/2021 400 400
2.72%, 07/16/2023
(e)
600 605
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(e)
1,000 1,011
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(e)
400 409
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.50%, 04/21/2021 1,000 1,007
2.63%, 11/17/2021 1,030 1,040
2.72%, 07/22/2025
(e)
250 253
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 300 304
3.13%, 01/23/2023 300 308
3.13%, 07/27/2026 1,330 1,371
3.59%, 07/22/2028
(e)
30 32
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 30 32
3.70%, 10/23/2024 25 26
3.75%, 02/25/2023 1,230 1,286
3.77%, 01/24/2029
(e)
360 385
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 32
3.95%, 04/23/2027 50 53
3.97%, 07/22/2038
(e)
15 16
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 32

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
4.10%, 05/22/2023 $ 380 $ 400
4.30%, 01/27/2045 50 58
4.35%, 09/08/2026 30 32
4.38%, 01/22/2047 30 35
4.43%, 01/23/2030
(e)
1,000 1,123
3 Month USD LIBOR + 1.63%
4.88%, 11/01/2022 30 32
5.00%, 11/24/2025 525 588
5.75%, 01/25/2021 1,050 1,099
6.38%, 07/24/2042 620 900
National Australia Bank Ltd/New York
1.88%, 07/12/2021 500 499
2.50%, 05/22/2022 570 577
Northern Trust Corp
3.95%, 10/30/2025 500 544
Oesterreichische Kontrollbank AG
1.50%, 10/21/2020 160 159
1.88%, 01/20/2021 1,000 1,001
PNC Bank NA
2.23%, 07/22/2022
(e)
1,500 1,502
3 Month USD LIBOR + 0.44%
3.80%, 07/25/2023 400 422
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 140 142
3.45%, 04/23/2029 300 321
Regions Financial Corp
3.80%, 08/14/2023 1,000 1,054
Royal Bank of Canada
2.35%, 10/30/2020 500 502
2.55%, 07/16/2024 125 127
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023 200 206
4.80%, 04/05/2026 500 547
4.89%, 05/18/2029
(e)
400 440
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
1,000 1,119
3 Month USD LIBOR + 1.91%
6.13%, 12/15/2022 500 541
Santander Holdings USA Inc
4.50%, 07/17/2025 780 837
Santander UK Group Holdings PLC
2.88%, 10/16/2020 1,000 1,003
3.57%, 01/10/2023 520 527
Skandinaviska Enskilda Banken AB
1.88%, 09/13/2021 500 497
State Street Corp
1.95%, 05/19/2021 35 35
2.65%, 05/19/2026 60 62
3.10%, 05/15/2023 325 336
3.55%, 08/18/2025 225 241
3.70%, 11/20/2023 10 11
Sumitomo Mitsui Banking Corp
3.65%, 07/23/2025 500 534
Sumitomo Mitsui Financial Group Inc
2.70%, 07/16/2024 420 425
2.93%, 03/09/2021 500 504
3.04%, 07/16/2029 200 205
3.36%, 07/12/2027 750 789
3.45%, 01/11/2027 140 148
3.78%, 03/09/2026 500 536
SunTrust Banks Inc
2.70%, 01/27/2022 30 30
2.90%, 03/03/2021 65 66
Svenska Handelsbanken AB
3.35%, 05/24/2021 400 408
Synchrony Bank
3.65%, 05/24/2021 300 306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
1.80%, 07/13/2021 $ 520 $ 519
2.50%, 12/14/2020 1,015 1,021
US Bancorp
2.40%, 07/30/2024 190 192
2.63%, 01/24/2022 55 56
2.95%, 07/15/2022 230 235
3.00%, 03/15/2022 158 162
3.00%, 07/30/2029 950 979
3.15%, 04/27/2027 25 27
4.13%, 05/24/2021 112 116
Wells Fargo & Co
2.10%, 07/26/2021 15 15
2.50%, 03/04/2021 1,020 1,025
3.00%, 04/22/2026 500 513
3.00%, 10/23/2026 530 544
3.07%, 01/24/2023 35 36
3.45%, 02/13/2023 215 222
3.50%, 03/08/2022 180 186
3.58%, 05/22/2028
(e)
500 530
3 Month USD LIBOR + 1.31%
4.40%, 06/14/2046 385 432
4.60%, 04/01/2021 102 106
4.65%, 11/04/2044 30 35
4.90%, 11/17/2045 520 618
5.38%, 02/07/2035 500 640
5.38%, 11/02/2043 20 25
5.61%, 01/15/2044 45 58
Wells Fargo Bank NA
5.95%, 08/26/2036 750 997
6.60%, 01/15/2038 250 357
Wells Fargo Capital X
5.95%, 12/01/2086 200 247
Westpac Banking Corp
2.00%, 08/19/2021 500 499
2.60%, 11/23/2020 500 503
2.65%, 01/25/2021 1,000 1,008
2.80%, 01/11/2022 500 509
3.65%, 05/15/2023 400 421
4.11%, 07/24/2034
(e)
165 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 182
$ 143,803
Beverages - 0.60%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 884
4.70%, 02/01/2036 1,030 1,190
4.90%, 02/01/2046 790 943
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 29
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 340 345
3.75%, 07/15/2042 100 104
4.75%, 01/23/2029 560 651
4.90%, 01/23/2031 750 892
5.45%, 01/23/2039 500 632
5.80%, 01/23/2059 595 803
8.20%, 01/15/2039 51 81
Coca-Cola Co/The
1.75%, 09/06/2024 190 188
2.13%, 09/06/2029 165 162
2.88%, 10/27/2025 520 544
3.15%, 11/15/2020 528 535
Constellation Brands Inc
3.15%, 08/01/2029 630 642
3.75%, 05/01/2021 500 511

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Diageo Capital PLC
2.13%, 10/24/2024
(g),(h)
$ 200 $ 200
2.38%, 10/24/2029
(g),(h)
200 198
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 193
Diageo Investment Corp
2.88%, 05/11/2022 200 205
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 515
3.55%, 05/25/2021 500 511
4.06%, 05/25/2023 425 449
4.42%, 12/15/2046 500 538
Molson Coors Brewing Co
3.00%, 07/15/2026 530 536
5.00%, 05/01/2042 50 55
PepsiCo Inc
2.15%, 10/14/2020 500 501
2.38%, 10/06/2026 20 20
2.63%, 07/29/2029 170 174
2.75%, 03/05/2022 593 607
2.85%, 02/24/2026 500 521
3.10%, 07/17/2022 15 15
3.38%, 07/29/2049 705 750
$ 15,134
Biotechnology - 0.36%
Amgen Inc
1.85%, 08/19/2021 65 65
2.60%, 08/19/2026 500 502
2.65%, 05/11/2022 40 40
3.88%, 11/15/2021 25 26
4.10%, 06/15/2021 501 516
4.40%, 05/01/2045 40 45
4.56%, 06/15/2048 485 560
4.66%, 06/15/2051 810 948
Baxalta Inc
4.00%, 06/23/2025 50 54
5.25%, 06/23/2045 130 168
Biogen Inc
5.20%, 09/15/2045 540 640
Celgene Corp
2.88%, 08/15/2020 500 503
3.25%, 08/15/2022 25 26
3.25%, 02/20/2023 400 414
3.55%, 08/15/2022 20 21
3.88%, 08/15/2025 470 507
3.90%, 02/20/2028 185 203
3.95%, 10/15/2020 400 407
4.35%, 11/15/2047 150 174
4.55%, 02/20/2048 185 221
4.63%, 05/15/2044 355 422
5.00%, 08/15/2045 30 38
Gilead Sciences Inc
2.95%, 03/01/2027 530 546
3.25%, 09/01/2022 60 62
4.00%, 09/01/2036 300 335
4.15%, 03/01/2047 70 78
4.40%, 12/01/2021 127 132
4.60%, 09/01/2035 500 593
4.75%, 03/01/2046 195 232
4.80%, 04/01/2044 500 598
$ 9,076
Building Materials - 0.02%
Masco Corp
4.45%, 04/01/2025 300 325
Owens Corning
4.40%, 01/30/2048 300 276
$ 601
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.35%
Albemarle Corp
5.45%, 12/01/2044 $ 150 $ 170
Dow Chemical Co/The
3.50%, 10/01/2024 5 5
3.63%, 05/15/2026
(d)
300 313
4.13%, 11/15/2021 256 265
4.38%, 11/15/2042 230 239
4.80%, 05/15/2049
(d)
300 332
5.25%, 11/15/2041 30 34
7.38%, 11/01/2029 850 1,120
9.40%, 05/15/2039 51 82
DuPont de Nemours Inc
5.32%, 11/15/2038 590 720
5.42%, 11/15/2048 245 310
Eastman Chemical Co
4.80%, 09/01/2042 100 109
Ecolab Inc
4.35%, 12/08/2021 112 117
5.50%, 12/08/2041 307 413
LYB International Finance BV
5.25%, 07/15/2043 515 587
LYB International Finance II BV
3.50%, 03/02/2027 35 36
LYB International Finance III LLC
4.20%, 10/15/2049
(g)
125 124
LyondellBasell Industries NV
4.63%, 02/26/2055 20 21
5.75%, 04/15/2024 130 147
Mosaic Co/The
4.25%, 11/15/2023 496 525
4.88%, 11/15/2041 520 514
Nutrien Ltd
3.63%, 03/15/2024 500 524
4.90%, 06/01/2043 200 220
6.13%, 01/15/2041 250 310
PPG Industries Inc
3.60%, 11/15/2020 251 255
Praxair Inc
2.20%, 08/15/2022 300 302
Sherwin-Williams Co/The
2.75%, 06/01/2022 16 16
2.95%, 08/15/2029 450 451
3.80%, 08/15/2049 175 179
Westlake Chemical Corp
3.60%, 08/15/2026 350 361
$ 8,801
Commercial Mortgage Backed Securities - 1.88%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 2,022
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,370
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,076
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(i)
500 523
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 500 531
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,050
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,045
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,082
CSAIL 2015-C1 Commercial Mortgage Trust
2.97%, 04/15/2050 690 689
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 1,000 1,038

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces
2.50%, 10/25/2026
(i)
$ 1,000 $ 1,016
2.53%, 09/25/2024 1,000 1,019
2.71%, 04/25/2023
(i)
399 408
2.80%, 06/25/2025
(i)
2,000 2,065
2.89%, 02/25/2027
(i)
1,100 1,145
2.96%, 02/25/2027
(i)
1,000 1,050
3.08%, 12/25/2027
(i)
1,000 1,061
3.22%, 08/25/2024
(i)
911 958
3.50%, 07/25/2028
(i)
2,025 2,201
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,089
2.87%, 12/25/2021 520 528
3.02%, 02/25/2023 202 206
3.06%, 07/25/2023
(i)
750 777
3.06%, 12/25/2024 500 525
3.31%, 05/25/2023
(i)
810 846
3.32%, 02/25/2023 1,000 1,042
3.41%, 12/25/2026 1,500 1,631
3.53%, 10/25/2023
(i)
1,050 1,109
4.19%, 12/25/2020
(i)
850 866
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 273 279
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 496 505
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 456 483
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,067
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,250 2,378
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(i)
1,500 1,669
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.17%, 08/15/2046 77 80
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,070
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 1,000 1,060
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,641
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,041
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 460 470
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 550 562
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 516
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 479 489
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,845 1,931
WFRBS Commercial Mortgage Trust 2012-C7
2.30%, 06/15/2045 57 57
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 785 795
$ 47,061
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.24%
Automatic Data Processing Inc
3.38%, 09/15/2025 $ 500 $ 536
California Institute of Technology
4.32%, 08/01/2045 80 102
Global Payments Inc
2.65%, 02/15/2025 170 171
3.20%, 08/15/2029 170 172
4.15%, 08/15/2049 85 90
IHS Markit Ltd
3.63%, 05/01/2024 372 385
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 336
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 296
4.68%, 07/01/2114 250 352
Moody's Corp
5.25%, 07/15/2044 500 643
PayPal Holdings Inc
2.20%, 09/26/2022 160 161
2.40%, 10/01/2024 160 161
2.85%, 10/01/2029 160 161
President & Fellows of Harvard College
3.15%, 07/15/2046 350 374
S&P Global Inc
4.40%, 02/15/2026 160 179
6.55%, 11/15/2037 51 74
University of Southern California
3.84%, 10/01/2047 500 595
5.25%, 10/01/2111 30 45
Verisk Analytics Inc
4.00%, 06/15/2025 500 538
William Marsh Rice University
3.57%, 05/15/2045 500 554
$ 5,925
Computers - 0.72%
Apple Inc
1.55%, 08/04/2021 30 30
1.70%, 09/11/2022 195 195
1.80%, 09/11/2024 740 736
2.15%, 02/09/2022 50 50
2.20%, 09/11/2029 165 162
2.25%, 02/23/2021 535 538
2.40%, 01/13/2023 300 305
2.40%, 05/03/2023 330 336
2.45%, 08/04/2026 750 760
2.50%, 02/09/2022 530 538
2.85%, 05/06/2021 1,285 1,305
2.85%, 02/23/2023 30 31
2.90%, 09/12/2027 230 240
2.95%, 09/11/2049 165 161
3.20%, 05/13/2025 445 471
3.20%, 05/11/2027 320 339
3.25%, 02/23/2026 775 821
3.35%, 02/09/2027 535 572
3.45%, 02/09/2045 30 32
3.75%, 09/12/2047 115 128
3.75%, 11/13/2047 150 167
3.85%, 05/04/2043 300 336
4.65%, 02/23/2046 385 484
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(d)
980 1,011
6.02%, 06/15/2026
(d)
1,000 1,125
8.10%, 07/15/2036
(d)
255 325
8.35%, 07/15/2046
(d)
335 442
DXC Technology Co
4.75%, 04/15/2027 505 528

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Hewlett Packard Enterprise Co
2.25%, 04/01/2023 $ 165 $ 165
3.60%, 10/15/2020 470 476
4.90%, 10/15/2025 300 332
6.20%, 10/15/2035 80 95
6.35%, 10/15/2045 195 228
HP Inc
6.00%, 09/15/2041 154 176
IBM Credit LLC
2.65%, 02/05/2021 100 101
International Business Machines Corp
2.25%, 02/19/2021 300 301
2.85%, 05/13/2022 400 408
3.00%, 05/15/2024 685 710
3.30%, 05/15/2026 400 422
3.38%, 08/01/2023 335 350
3.50%, 05/15/2029 470 504
4.00%, 06/20/2042 35 39
4.15%, 05/15/2039 230 262
4.25%, 05/15/2049 340 391
4.70%, 02/19/2046 185 225
5.60%, 11/30/2039 92 121
5.88%, 11/29/2032 200 266
6.22%, 08/01/2027 351 439
$ 18,179
Consumer Products - 0.04%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 308
3.95%, 08/01/2047 300 324
Clorox Co/The
3.80%, 11/15/2021 128 132
Kimberly-Clark Corp
2.40%, 03/01/2022 257 259
$ 1,023
Cosmetics & Personal Care - 0.06%
Procter & Gamble Co/The
1.70%, 11/03/2021 30 30
2.15%, 08/11/2022 30 30
2.30%, 02/06/2022 441 447
3.10%, 08/15/2023 30 32
Unilever Capital Corp
2.13%, 09/06/2029 115 113
2.20%, 05/05/2022 100 101
2.60%, 05/05/2024 510 523
5.90%, 11/15/2032 230 313
$ 1,589
Credit Card Asset Backed Securities - 0.18%
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023 1,000 1,000
2.43%, 01/15/2025 1,500 1,520
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,007
2.88%, 01/23/2023 500 506
Synchrony Credit Card Master Note Trust
2.97%, 03/15/2024 500 508
$ 4,541
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 294
Diversified Financial Services - 0.76%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,035 1,036
3.88%, 01/23/2028 300 310
3.95%, 02/01/2022 650 671
4.50%, 05/15/2021 150 155
5.00%, 10/01/2021 150 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
2.25%, 01/15/2023 $ 130 $ 129
2.50%, 03/01/2021 500 501
3.25%, 03/01/2025 500 508
3.25%, 10/01/2029 95 94
American Express Co
2.20%, 10/30/2020 500 501
2.65%, 12/02/2022 400 406
3.38%, 05/17/2021 400 408
4.05%, 12/03/2042 25 29
American Express Credit Corp
2.25%, 05/05/2021 555 557
3.30%, 05/03/2027 30 32
Ameriprise Financial Inc
4.00%, 10/15/2023 225 240
BlackRock Inc
3.38%, 06/01/2022 200 208
3.50%, 03/18/2024 500 534
4.25%, 05/24/2021 500 520
Brookfield Finance Inc
3.90%, 01/25/2028 400 420
Capital One Bank USA NA
3.38%, 02/15/2023 340 350
Capital One Financial Corp
3.20%, 02/05/2025 415 427
3.50%, 06/15/2023 114 119
3.75%, 04/24/2024 5 5
3.75%, 03/09/2027 1,020 1,071
4.20%, 10/29/2025 30 32
4.75%, 07/15/2021 30 31
Charles Schwab Corp/The
3.45%, 02/13/2026 250 264
CME Group Inc
3.00%, 09/15/2022 25 26
3.00%, 03/15/2025 530 555
5.30%, 09/15/2043 200 271
Credit Suisse USA Inc
7.13%, 07/15/2032 300 433
Discover Financial Services
4.10%, 02/09/2027 500 532
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 500 499
3.37%, 11/15/2025 1,025 1,046
4.42%, 11/15/2035 1,000 1,046
Intercontinental Exchange Inc
2.75%, 12/01/2020 10 10
3.75%, 12/01/2025 50 54
4.25%, 09/21/2048 150 178
International Lease Finance Corp
8.25%, 12/15/2020 20 21
Jefferies Group LLC
6.50%, 01/20/2043 200 229
6.88%, 04/15/2021 27 29
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 400
Mastercard Inc
3.38%, 04/01/2024 25 27
Nasdaq Inc
4.25%, 06/01/2024 350 378
ORIX Corp
3.70%, 07/18/2027 300 322
Synchrony Financial
4.25%, 08/15/2024 800 843
4.50%, 07/23/2025 20 21

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Visa Inc
2.20%, 12/14/2020 $ 625 $ 627
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 639
3.65%, 09/15/2047 85 97
4.15%, 12/14/2035 215 259
4.30%, 12/14/2045 375 465
Western Union Co/The
6.20%, 11/17/2036 200 228
$ 18,972
Electric - 1.71%
AEP Transmission Co LLC
4.00%, 12/01/2046 600 677
Alabama Power Co
4.30%, 01/02/2046 400 470
Ameren Illinois Co
2.70%, 09/01/2022 300 305
Appalachian Power Co
3.30%, 06/01/2027 400 418
7.00%, 04/01/2038 120 173
Arizona Public Service Co
4.50%, 04/01/2042 77 90
Baltimore Gas & Electric Co
3.20%, 09/15/2049 445 440
Berkshire Hathaway Energy Co
3.75%, 11/15/2023 500 531
3.80%, 07/15/2048 300 324
4.50%, 02/01/2045 250 297
5.15%, 11/15/2043 15 19
6.13%, 04/01/2036 156 216
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 360
CenterPoint Energy Inc
2.50%, 09/01/2024 90 90
2.95%, 03/01/2030 125 124
3.70%, 09/01/2049 90 91
CMS Energy Corp
3.45%, 08/15/2027 350 368
Commonwealth Edison Co
4.00%, 03/01/2049 300 346
Connecticut Light & Power Co/The
3.20%, 03/15/2027 165 174
4.00%, 04/01/2048 500 576
Consolidated Edison Co of New York Inc
3.13%, 11/15/2027 300 316
3.88%, 06/15/2047 500 549
4.13%, 05/15/2049 300 344
4.20%, 03/15/2042 128 144
4.30%, 12/01/2056 230 264
5.85%, 03/15/2036 51 67
6.75%, 04/01/2038 125 184
Consumers Energy Co
3.10%, 08/15/2050 245 247
Delmarva Power & Light Co
4.15%, 05/15/2045 350 401
Dominion Energy Inc
4.70%, 12/01/2044 300 350
4.90%, 08/01/2041 77 91
5.95%, 06/15/2035 400 506
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 101
DPL Inc
4.35%, 04/15/2029
(d)
300 296
DTE Electric Co
3.45%, 10/01/2020 405 409
3.95%, 03/01/2049 500 573
DTE Energy Co
3.50%, 06/01/2024 500 522
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Carolinas LLC
2.45%, 08/15/2029 $ 225 $ 225
2.50%, 03/15/2023 279 284
3.20%, 08/15/2049 450 451
4.00%, 09/30/2042 100 112
5.30%, 02/15/2040 512 664
Duke Energy Corp
1.80%, 09/01/2021 45 45
2.65%, 09/01/2026 555 559
3.15%, 08/15/2027 15 16
3.75%, 09/01/2046 600 618
Duke Energy Florida LLC
3.40%, 10/01/2046 300 310
5.65%, 04/01/2040 25 34
6.40%, 06/15/2038 66 97
Duke Energy Indiana LLC
6.12%, 10/15/2035 77 106
6.45%, 04/01/2039 300 441
Duke Energy Progress LLC
4.15%, 12/01/2044 300 343
Emera US Finance LP
3.55%, 06/15/2026 25 26
4.75%, 06/15/2046 25 29
Entergy Arkansas LLC
3.70%, 06/01/2024 500 533
Entergy Louisiana LLC
3.12%, 09/01/2027 700 732
Entergy Texas Inc
4.00%, 03/30/2029 300 332
4.50%, 03/30/2039 300 353
Evergy Inc
2.45%, 09/15/2024 165 165
4.85%, 06/01/2021 77 80
Exelon Corp
3.95%, 06/15/2025 25 27
4.45%, 04/15/2046 20 23
Exelon Generation Co LLC
4.25%, 06/15/2022 500 524
5.60%, 06/15/2042 500 594
6.25%, 10/01/2039 349 441
FirstEnergy Corp
3.90%, 07/15/2027 900 959
Florida Power & Light Co
3.15%, 10/01/2049 90 92
3.70%, 12/01/2047 200 222
5.65%, 02/01/2037 478 642
5.69%, 03/01/2040 48 66
Fortis Inc/Canada
3.06%, 10/04/2026 13 13
Georgia Power Co
2.20%, 09/15/2024 165 163
4.30%, 03/15/2042 228 251
Gulf Power Co
3.30%, 05/30/2027 400 424
Hydro-Quebec
8.05%, 07/07/2024 102 130
Iberdrola International BV
6.75%, 07/15/2036 128 177
Interstate Power & Light Co
4.10%, 09/26/2028 300 331
Kentucky Utilities Co
5.13%, 11/01/2040 250 322
LG&E & KU Energy LLC
3.75%, 11/15/2020 77 78
MidAmerican Energy Co
3.65%, 04/15/2029 300 331
4.25%, 05/01/2046 500 591
4.25%, 07/15/2049 300 361

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Mississippi Power Co
4.25%, 03/15/2042 $ 100 $ 108
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 300 303
3.05%, 02/15/2022 102 104
3.05%, 04/25/2027 300 313
3.25%, 11/01/2025 500 525
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 500 503
5.65%, 05/01/2079
(e)
500 543
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.90%, 03/01/2050 80 77
3.40%, 08/15/2042 100 105
5.35%, 11/01/2039 82 108
NorthWestern Corp
4.18%, 11/15/2044 300 340
NSTAR Electric Co
2.38%, 10/15/2022 750 756
Oncor Electric Delivery Co LLC
2.75%, 06/01/2024
(d)
300 308
3.10%, 09/15/2049
(d)
430 431
5.25%, 09/30/2040 51 66
7.25%, 01/15/2033 300 445
PacifiCorp
6.25%, 10/15/2037 92 129
PECO Energy Co
2.38%, 09/15/2022 100 101
3.90%, 03/01/2048 200 225
PPL Capital Funding Inc
4.70%, 06/01/2043 100 113
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 77
3.95%, 06/01/2047 300 341
Progress Energy Inc
3.15%, 04/01/2022 128 131
7.75%, 03/01/2031 136 194
Public Service Co of Colorado
2.25%, 09/15/2022 500 504
3.20%, 03/01/2050 600 611
3.70%, 06/15/2028 300 331
Public Service Electric & Gas Co
3.00%, 05/15/2027 400 416
3.25%, 09/01/2023 400 418
3.65%, 09/01/2042 200 215
Puget Sound Energy Inc
3.25%, 09/15/2049 60 60
5.80%, 03/15/2040 351 474
Sempra Energy
2.90%, 02/01/2023 300 305
3.40%, 02/01/2028 300 310
3.80%, 02/01/2038 300 309
4.00%, 02/01/2048 400 423
6.00%, 10/15/2039 112 144
Southern California Edison Co
2.85%, 08/01/2029 125 126
4.00%, 04/01/2047 585 627
5.50%, 03/15/2040 102 128
5.95%, 02/01/2038 117 149
Southern Co/The
2.35%, 07/01/2021 520 522
3.25%, 07/01/2026 570 588
5.50%, 03/15/2057
(e)
400 416
3 Month USD LIBOR + 3.63%
Southern Power Co
5.25%, 07/15/2043 200 231
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Electric Power Co
3.85%, 02/01/2048 $ 300 $ 318
4.10%, 09/15/2028 400 443
6.20%, 03/15/2040 51 69
Tampa Electric Co
4.35%, 05/15/2044 200 233
Union Electric Co
3.50%, 04/15/2024 500 528
Virginia Electric & Power Co
2.75%, 03/15/2023 500 510
2.88%, 07/15/2029 90 92
3.15%, 01/15/2026 30 31
4.00%, 11/15/2046 500 559
4.65%, 08/15/2043 250 301
6.00%, 05/15/2037 77 103
8.88%, 11/15/2038 10 17
WEC Energy Group Inc
3.55%, 06/15/2025 110 117
Westar Energy Inc
4.25%, 12/01/2045 500 579
Wisconsin Electric Power Co
5.70%, 12/01/2036 450 593
$ 42,916
Electronics - 0.09%
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 509
Arrow Electronics Inc
4.50%, 03/01/2023 200 210
Fortive Corp
3.15%, 06/15/2026 535 543
Honeywell International Inc
2.15%, 08/08/2022 115 116
2.30%, 08/15/2024 365 371
2.50%, 11/01/2026 50 51
2.70%, 08/15/2029 85 88
3.81%, 11/21/2047 77 89
Jabil Inc
3.95%, 01/12/2028 300 303
Tyco Electronics Group SA
7.13%, 10/01/2037 14 20
$ 2,300
Environmental Control - 0.09%
Republic Services Inc
2.50%, 08/15/2024 215 217
2.90%, 07/01/2026 500 514
3.95%, 05/15/2028 300 332
5.25%, 11/15/2021 200 213
Waste Management Inc
3.90%, 03/01/2035 200 221
4.10%, 03/01/2045 210 241
4.15%, 07/15/2049 115 134
4.60%, 03/01/2021 350 360
$ 2,232
Federal & Federally Sponsored Credit - 0.02%
Federal Farm Credit Banks Funding Corp
1.90%, 11/27/2020 500 500
Finance - Mortgage Loan/Banker - 0.86%
Fannie Mae
1.25%, 05/06/2021 500 496
1.38%, 02/26/2021 750 746
1.38%, 10/07/2021 400 398
1.38%, 09/06/2022 300 298
1.50%, 11/30/2020 2,750 2,740
1.88%, 12/28/2020 500 500
1.88%, 04/05/2022 1,000 1,007
2.00%, 01/05/2022 400 403
2.00%, 10/05/2022 500 505
2.13%, 04/24/2026 500 514

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Fannie Mae   (continued)
2.25%, 04/12/2022 $ 250 $ 254
2.38%, 01/19/2023 500 512
2.50%, 02/05/2024 500 519
2.63%, 01/11/2022 500 511
2.63%, 09/06/2024 750 786
5.63%, 07/15/2037 200 296
6.63%, 11/15/2030 602 882
7.13%, 01/15/2030 199 296
7.25%, 05/15/2030 280 422
Federal Home Loan Banks
1.13%, 07/14/2021 1,500 1,485
1.38%, 02/18/2021 250 249
1.88%, 11/29/2021 250 251
2.13%, 06/09/2023 200 204
2.50%, 02/13/2024 500 519
3.00%, 10/12/2021 1,000 1,026
3.25%, 11/16/2028 500 557
5.50%, 07/15/2036 180 262
5.63%, 06/11/2021 350 373
Freddie Mac
2.38%, 02/16/2021 1,000 1,008
2.38%, 01/13/2022 1,757 1,784
2.75%, 06/19/2023 500 520
6.25%, 07/15/2032 231 341
6.75%, 03/15/2031 577 859
$ 21,523
Food - 0.48%
Campbell Soup Co
3.30%, 03/19/2025 300 307
4.15%, 03/15/2028 160 172
Conagra Brands Inc
3.20%, 01/25/2023 567 585
4.85%, 11/01/2028 205 232
5.30%, 11/01/2038 120 139
5.40%, 11/01/2048 120 142
General Mills Inc
2.60%, 10/12/2022 500 506
3.15%, 12/15/2021 77 79
3.20%, 04/16/2021 500 508
3.70%, 10/17/2023 300 316
4.00%, 04/17/2025 300 323
4.55%, 04/17/2038 300 341
Hershey Co/The
3.38%, 08/15/2046 350 373
Kellogg Co
2.65%, 12/01/2023 417 423
3.25%, 04/01/2026 500 516
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 37
Kraft Heinz Foods Co
3.00%, 06/01/2026 65 64
3.38%, 06/15/2021 400 405
3.50%, 06/06/2022 330 339
3.75%, 04/01/2030
(d)
165 167
3.95%, 07/15/2025 625 654
4.38%, 06/01/2046 395 377
4.63%, 01/30/2029 400 433
5.00%, 06/04/2042 200 206
5.20%, 07/15/2045 235 247
6.50%, 02/09/2040 75 89
6.88%, 01/26/2039 161 198
Kroger Co/The
3.30%, 01/15/2021 321 325
3.40%, 04/15/2022 154 159
3.70%, 08/01/2027 300 317
4.45%, 02/01/2047 55 57
5.15%, 08/01/2043 300 331
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kroger Co/The   (continued)
5.40%, 07/15/2040 $ 25 $ 28
5.40%, 01/15/2049 400 473
Mondelez International Inc
3.63%, 05/07/2023 300 314
4.13%, 05/07/2028 300 334
Sysco Corp
4.85%, 10/01/2045 250 302
5.38%, 09/21/2035 500 626
Tyson Foods Inc
3.55%, 06/02/2027 20 21
4.55%, 06/02/2047 520 583
$ 12,048
Forest Products & Paper - 0.12%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 527
Georgia-Pacific LLC
7.75%, 11/15/2029 51 73
8.00%, 01/15/2024 228 281
International Paper Co
3.00%, 02/15/2027 35 35
3.65%, 06/15/2024 443 466
4.40%, 08/15/2047 350 364
4.75%, 02/15/2022 373 393
4.80%, 06/15/2044 300 325
7.30%, 11/15/2039 25 34
7.50%, 08/15/2021 92 100
Suzano Austria GmbH
5.00%, 01/15/2030 300 301
$ 2,899
Gas - 0.09%
Atmos Energy Corp
3.38%, 09/15/2049
(g)
165 168
4.13%, 10/15/2044 400 463
Dominion Energy Gas Holdings LLC
4.80%, 11/01/2043 300 358
NiSource Inc
3.49%, 05/15/2027 20 21
5.95%, 06/15/2041 525 674
Southern California Gas Co
3.15%, 09/15/2024 500 523
$ 2,207
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc
2.90%, 11/01/2022 200 205
Healthcare - Products - 0.34%
Abbott Laboratories
2.55%, 03/15/2022 35 35
2.90%, 11/30/2021 520 529
2.95%, 03/15/2025 500 519
3.75%, 11/30/2026 266 290
4.75%, 11/30/2036 40 49
4.90%, 11/30/2046 500 645
5.30%, 05/27/2040 200 257
Becton Dickinson and Co
2.89%, 06/06/2022 50 51
3.25%, 11/12/2020 500 505
3.36%, 06/06/2024 20 21
3.73%, 12/15/2024 394 417
4.67%, 06/06/2047 35 41
4.69%, 12/15/2044 196 228
Boston Scientific Corp
3.85%, 05/15/2025 530 570
4.13%, 10/01/2023 350 372
4.70%, 03/01/2049 50 61
7.38%, 01/15/2040 51 78
Koninklijke Philips NV
5.00%, 03/15/2042 128 156

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc
3.15%, 03/15/2022 $ 220 $ 227
3.50%, 03/15/2025 837 898
4.38%, 03/15/2035 15 18
4.63%, 03/15/2045 507 651
Stryker Corp
3.50%, 03/15/2026 500 532
4.10%, 04/01/2043 200 221
4.63%, 03/15/2046 20 24
Thermo Fisher Scientific Inc
2.60%, 10/01/2029
(g)
160 159
2.95%, 09/19/2026 530 546
4.15%, 02/01/2024 20 21
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 500 510
$ 8,631
Healthcare - Services - 0.65%
Aetna Inc
2.80%, 06/15/2023 35 35
4.13%, 11/15/2042 100 100
6.63%, 06/15/2036 105 136
6.75%, 12/15/2037 112 149
Anthem Inc
2.50%, 11/21/2020 700 704
2.88%, 09/15/2029 120 119
2.95%, 12/01/2022 300 306
3.30%, 01/15/2023 325 336
3.50%, 08/15/2024 15 16
3.65%, 12/01/2027 300 315
4.38%, 12/01/2047 300 324
4.63%, 05/15/2042 30 33
4.65%, 01/15/2043 115 127
Ascension Health
3.95%, 11/15/2046 500 589
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 264
Children's Hospital Corp/The
4.12%, 01/01/2047 500 598
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 257
Cigna Holding Co
3.05%, 10/15/2027 500 505
3.25%, 04/15/2025 775 798
CommonSpirit Health
4.35%, 11/01/2042 200 214
Dignity Health
3.13%, 11/01/2022 500 510
HCA Inc
4.13%, 06/15/2029 1,000 1,049
4.50%, 02/15/2027 400 429
5.25%, 06/15/2026 400 445
Humana Inc
3.13%, 08/15/2029 85 85
4.95%, 10/01/2044 325 377
Kaiser Foundation Hospitals
4.15%, 05/01/2047 470 565
Laboratory Corp of America Holdings
4.63%, 11/15/2020 500 510
4.70%, 02/01/2045 15 17
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 241
4.20%, 07/01/2055 250 306
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 443
Partners Healthcare System Inc
4.12%, 07/01/2055 300 354
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Quest Diagnostics Inc
3.50%, 03/30/2025 $ 500 $ 522
4.70%, 04/01/2021 102 106
UnitedHealth Group Inc
2.38%, 10/15/2022 500 505
2.38%, 08/15/2024 250 252
2.88%, 03/15/2022 180 183
2.88%, 08/15/2029 175 179
3.45%, 01/15/2027 540 575
3.50%, 08/15/2039 200 208
3.70%, 08/15/2049 350 371
4.25%, 06/15/2048 165 189
4.38%, 03/15/2042 750 854
4.45%, 12/15/2048 120 142
4.63%, 07/15/2035 30 36
4.70%, 02/15/2021 90 93
6.50%, 06/15/2037 77 110
6.88%, 02/15/2038 491 725
$ 16,306
Home Furnishings - 0.00%
Whirlpool Corp
4.85%, 06/15/2021 77 80
Housewares - 0.05%
Newell Brands Inc
3.85%, 04/01/2023 400 412
4.20%, 04/01/2026 500 523
5.38%, 04/01/2036 270 288
$ 1,223
Insurance - 0.80%
Aflac Inc
3.63%, 11/15/2024 230 245
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 519
Allstate Corp/The
3.28%, 12/15/2026 500 533
5.55%, 05/09/2035 200 259
American International Group Inc
3.75%, 07/10/2025 20 21
3.88%, 01/15/2035 750 787
4.20%, 04/01/2028 190 207
4.38%, 01/15/2055 30 32
4.70%, 07/10/2035 750 854
4.80%, 07/10/2045 50 58
4.88%, 06/01/2022 280 299
Arch Capital Finance LLC
5.03%, 12/15/2046 250 314
Arch Capital Group US Inc
5.14%, 11/01/2043 375 468
Athene Holding Ltd
4.13%, 01/12/2028 500 514
AXA Equitable Holdings Inc
4.35%, 04/20/2028 205 219
AXA SA
8.60%, 12/15/2030 38 55
Berkshire Hathaway Finance Corp
4.20%, 08/15/2048 285 334
4.25%, 01/15/2021 102 105
4.25%, 01/15/2049 400 474
4.30%, 05/15/2043 300 354
5.75%, 01/15/2040 115 160
Berkshire Hathaway Inc
2.20%, 03/15/2021 415 417
2.75%, 03/15/2023 30 31
3.13%, 03/15/2026 350 369
3.40%, 01/31/2022 205 213
4.50%, 02/11/2043 25 30
Chubb Corp/The
6.50%, 05/15/2038 10 15

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb INA Holdings Inc
2.30%, 11/03/2020 $ 15 $ 15
2.88%, 11/03/2022 500 513
3.35%, 05/03/2026 30 32
4.35%, 11/03/2045 25 31
6.70%, 05/15/2036 250 366
CNA Financial Corp
5.75%, 08/15/2021 77 82
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 170 171
4.30%, 04/15/2043 250 278
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,059
4.35%, 03/01/2048 55 60
7.00%, 06/15/2040 47 67
Loews Corp
2.63%, 05/15/2023 200 203
4.13%, 05/15/2043 200 220
Manulife Financial Corp
5.38%, 03/04/2046 250 328
Marsh & McLennan Cos Inc
3.75%, 03/14/2026 750 807
3.88%, 03/15/2024 500 532
4.38%, 03/15/2029 50 57
4.90%, 03/15/2049 400 501
MetLife Inc
3.00%, 03/01/2025 300 312
3.60%, 04/10/2024 250 265
4.37%, 09/15/2023 235 254
4.60%, 05/13/2046 225 272
4.88%, 11/13/2043 20 25
5.70%, 06/15/2035 164 221
6.40%, 12/15/2066 288 342
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.75%, 08/23/2021 277 286
4.35%, 04/25/2044 200 237
Prudential Financial Inc
3.50%, 05/15/2024 700 745
3.70%, 03/13/2051 130 135
3.91%, 12/07/2047 177 189
4.35%, 02/25/2050 500 573
4.50%, 11/16/2021 128 134
5.20%, 03/15/2044
(e)
350 366
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 33
5.70%, 09/15/2048
(e)
150 166
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 216
Travelers Cos Inc/The
4.00%, 05/30/2047 400 458
6.25%, 06/15/2037 12 17
6.75%, 06/20/2036 51 75
Trinity Acquisition PLC
4.40%, 03/15/2026 500 542
Willis North America Inc
2.95%, 09/15/2029 55 54
3.60%, 05/15/2024 300 312
3.88%, 09/15/2049 165 161
XLIT Ltd
5.25%, 12/15/2043 400 520
$ 20,118
Internet - 0.29%
Alibaba Group Holding Ltd
3.13%, 11/28/2021 270 274
3.40%, 12/06/2027 325 338
3.60%, 11/28/2024 300 316
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alibaba Group Holding Ltd   (continued)
4.40%, 12/06/2057 $ 305 $ 356
Alphabet Inc
2.00%, 08/15/2026 30 30
3.38%, 02/25/2024 530 565
3.63%, 05/19/2021 51 52
Amazon.com Inc
2.40%, 02/22/2023 370 376
2.50%, 11/29/2022 130 132
3.15%, 08/22/2027 490 520
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 391
4.05%, 08/22/2047 30 36
4.25%, 08/22/2057 630 783
4.80%, 12/05/2034 30 38
4.95%, 12/05/2044 515 682
Baidu Inc
3.50%, 11/28/2022 500 512
4.13%, 06/30/2025 500 531
eBay Inc
2.60%, 07/15/2022 600 605
3.45%, 08/01/2024 30 31
3.80%, 03/09/2022 500 517
4.00%, 07/15/2042 100 98
$ 7,205
Iron & Steel - 0.08%
ArcelorMittal
3.60%, 07/16/2024 95 96
4.25%, 07/16/2029 70 71
Nucor Corp
4.00%, 08/01/2023 500 531
Vale Overseas Ltd
4.38%, 01/11/2022 96 99
6.25%, 08/10/2026 400 461
6.88%, 11/21/2036 617 782
8.25%, 01/17/2034 38 52
$ 2,092
Leisure Products & Services - 0.02%
Royal Caribbean Cruises Ltd
7.50%, 10/15/2027 400 510
Lodging - 0.08%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 173
3.50%, 08/18/2026 85 86
3.90%, 08/08/2029 170 174
Marriott International Inc/MD
2.30%, 01/15/2022 30 30
2.88%, 03/01/2021 500 505
3.13%, 10/15/2021 500 506
Sands China Ltd
4.60%, 08/08/2023 200 212
5.40%, 08/08/2028 300 338
$ 2,024
Machinery - Construction & Mining - 0.10%
ABB Finance USA Inc
2.88%, 05/08/2022 100 102
Caterpillar Financial Services Corp
1.70%, 08/09/2021 380 378
1.90%, 09/06/2022 815 814
1.93%, 10/01/2021 190 189
Caterpillar Inc
3.25%, 09/19/2049 160 166
3.40%, 05/15/2024 30 32
3.80%, 08/15/2042 105 118
3.90%, 05/27/2021 60 62
4.75%, 05/15/2064 350 441
6.05%, 08/15/2036 132 184
$ 2,486

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.15%
Deere & Co
2.88%, 09/07/2049 $ 165 $ 162
3.90%, 06/09/2042 30 34
5.38%, 10/16/2029 500 626
Dover Corp
5.38%, 03/01/2041 77 96
John Deere Capital Corp
1.95%, 06/13/2022 375 375
2.25%, 09/14/2026 60 60
2.80%, 03/06/2023 20 21
2.80%, 07/18/2029 385 395
3.90%, 07/12/2021 500 517
Roper Technologies Inc
2.35%, 09/15/2024 110 110
2.80%, 12/15/2021 500 508
2.95%, 09/15/2029 95 95
3.13%, 11/15/2022 750 770
$ 3,769
Media - 0.83%
CBS Corp
2.90%, 06/01/2023 200 203
4.00%, 01/15/2026 515 549
4.30%, 02/15/2021 535 547
4.85%, 07/01/2042 200 222
7.88%, 07/30/2030 178 249
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 340 358
5.75%, 04/01/2048 605 690
6.38%, 10/23/2035 800 969
6.48%, 10/23/2045 435 529
Comcast Corp
2.35%, 01/15/2027 60 60
2.75%, 03/01/2023 115 118
2.85%, 01/15/2023 100 103
3.13%, 07/15/2022 30 31
3.15%, 03/01/2026 30 31
3.38%, 08/15/2025 525 555
3.40%, 07/15/2046 20 20
3.55%, 05/01/2028 125 134
3.70%, 04/15/2024 1,140 1,216
3.90%, 03/01/2038 150 166
4.00%, 08/15/2047 30 33
4.00%, 03/01/2048 400 442
4.00%, 11/01/2049 20 22
4.20%, 08/15/2034 750 857
4.25%, 01/15/2033 120 138
4.40%, 08/15/2035 500 582
4.60%, 10/15/2038 485 579
4.60%, 08/15/2045 500 600
4.65%, 07/15/2042 615 734
4.75%, 03/01/2044 45 55
5.65%, 06/15/2035 20 26
6.40%, 03/01/2040 500 696
6.45%, 03/15/2037 85 119
6.95%, 08/15/2037 274 402
7.05%, 03/15/2033 15 22
Discovery Communications LLC
3.95%, 03/20/2028 500 519
4.38%, 06/15/2021 500 517
4.88%, 04/01/2043 25 26
6.35%, 06/01/2040 73 89
Fox Corp
5.58%, 01/25/2049
(d)
500 633
Grupo Televisa SAB
4.63%, 01/30/2026 500 534
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/2021 $ 151 $ 156
4.45%, 01/15/2043 15 17
6.40%, 04/30/2040 251 357
Thomson Reuters Corp
5.85%, 04/15/2040 25 30
Time Warner Cable LLC
4.00%, 09/01/2021 190 194
5.50%, 09/01/2041 340 366
5.88%, 11/15/2040 20 22
6.55%, 05/01/2037 176 211
6.75%, 06/15/2039 77 94
7.30%, 07/01/2038 300 379
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 131
TWDC Enterprises 18 Corp
2.30%, 02/12/2021 500 503
2.75%, 08/16/2021 102 104
3.70%, 12/01/2042 100 113
3.75%, 06/01/2021 200 206
7.00%, 03/01/2032 51 75
Viacom Inc
3.88%, 12/15/2021 128 132
4.38%, 03/15/2043 435 449
6.88%, 04/30/2036 181 237
Walt Disney Co/The
1.75%, 08/30/2024 325 322
2.00%, 09/01/2029 245 239
2.75%, 09/01/2049 325 312
3.70%, 10/15/2025
(d)
500 538
4.50%, 02/15/2021
(d)
200 207
4.75%, 11/15/2046
(d)
230 302
4.95%, 10/15/2045
(d)
350 470
6.20%, 12/15/2034
(d)
154 219
6.40%, 12/15/2035
(d)
98 141
$ 20,901
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
2.50%, 01/15/2023 100 102
3.25%, 06/15/2025 25 26
4.38%, 06/15/2045 250 297
$ 425
Mining - 0.17%
Barrick Gold Corp
5.25%, 04/01/2042 20 24
Barrick North America Finance LLC
5.75%, 05/01/2043 355 465
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 116
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 328 378
5.00%, 09/30/2043 270 349
Newmont Goldcorp Corp
3.50%, 03/15/2022 30 31
3.63%, 06/09/2021 300 306
4.88%, 03/15/2042 20 24
6.25%, 10/01/2039 515 685
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 104
Rio Tinto Finance USA Ltd
7.13%, 07/15/2028 537 726
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 408
Southern Copper Corp
5.88%, 04/23/2045 350 424
6.75%, 04/16/2040 258 335
$ 4,375

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.26%
3M Co
1.63%, 09/19/2021 $ 500 $ 498
1.75%, 02/14/2023 65 65
2.00%, 02/14/2025 130 129
2.38%, 08/26/2029 500 497
3.25%, 08/26/2049 400 401
Eaton Corp
2.75%, 11/02/2022 100 102
3.92%, 09/15/2047 400 425
4.00%, 11/02/2032 100 115
4.15%, 11/02/2042 50 55
General Electric Co
2.70%, 10/09/2022 385 386
3.10%, 01/09/2023 35 35
4.13%, 10/09/2042 325 325
4.63%, 01/07/2021 77 79
4.65%, 10/17/2021 30 31
5.30%, 02/11/2021 308 318
6.15%, 08/07/2037 155 191
6.75%, 03/15/2032 896 1,127
Illinois Tool Works Inc
2.65%, 11/15/2026 500 517
3.50%, 03/01/2024 350 371
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/2044 300 342
Parker-Hannifin Corp
3.50%, 09/15/2022 577 599
$ 6,608
Oil & Gas - 1.51%
Apache Corp
4.75%, 04/15/2043 133 127
5.10%, 09/01/2040 342 341
BP Capital Markets America Inc
3.22%, 04/14/2024 420 437
3.59%, 04/14/2027 30 32
4.50%, 10/01/2020 20 21
4.74%, 03/11/2021 128 133
BP Capital Markets PLC
2.50%, 11/06/2022 1,220 1,235
3.06%, 03/17/2022 315 322
3.28%, 09/19/2027 175 184
3.56%, 11/01/2021 200 206
3.72%, 11/28/2028 40 44
3.81%, 02/10/2024 400 426
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 31
3.85%, 06/01/2027 55 58
4.95%, 06/01/2047 20 24
6.25%, 03/15/2038 664 846
Cenovus Energy Inc
4.25%, 04/15/2027 400 416
5.40%, 06/15/2047 480 540
Chevron Corp
2.10%, 05/16/2021 80 80
2.36%, 12/05/2022 325 329
2.41%, 03/03/2022 500 506
2.95%, 05/16/2026 355 371
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 199
3.00%, 05/09/2023 150 152
4.25%, 05/09/2043 100 115
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024 500 534
Concho Resources Inc
4.30%, 08/15/2028 300 323
4.88%, 10/01/2047 120 137
Conoco Funding Co
7.25%, 10/15/2031 200 282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
ConocoPhillips
6.50%, 02/01/2039 $ 169 $ 244
ConocoPhillips Co
4.30%, 11/15/2044 420 489
ConocoPhillips Holding Co
6.95%, 04/15/2029 202 275
Continental Resources Inc/OK
4.38%, 01/15/2028 600 620
Devon Energy Corp
5.00%, 06/15/2045 10 12
5.60%, 07/15/2041 425 516
Ecopetrol SA
5.88%, 09/18/2023 650 724
5.88%, 05/28/2045 400 467
EOG Resources Inc
2.63%, 03/15/2023 200 204
4.15%, 01/15/2026 350 387
Equinor ASA
2.45%, 01/17/2023 30 30
2.65%, 01/15/2024 400 411
3.15%, 01/23/2022 102 105
3.95%, 05/15/2043 200 228
5.10%, 08/17/2040 263 339
Exxon Mobil Corp
1.90%, 08/16/2022 500 502
2.02%, 08/16/2024 250 252
2.28%, 08/16/2026 500 504
2.44%, 08/16/2029 150 151
3.00%, 08/16/2039 150 150
3.10%, 08/16/2049 450 452
Hess Corp
5.60%, 02/15/2041 51 57
7.13%, 03/15/2033 221 276
7.30%, 08/15/2031 25 31
HollyFrontier Corp
5.88%, 04/01/2026 475 532
Marathon Oil Corp
2.80%, 11/01/2022 10 10
3.85%, 06/01/2025 505 525
6.60%, 10/01/2037 223 283
Marathon Petroleum Corp
3.63%, 09/15/2024 400 419
4.75%, 12/15/2023 300 325
5.00%, 09/15/2054 200 214
5.13%, 03/01/2021 77 80
5.13%, 12/15/2026 300 337
Newfield Exploration Co
5.63%, 07/01/2024 500 552
Nexen Inc
5.88%, 03/10/2035 340 445
6.40%, 05/15/2037 157 220
7.50%, 07/30/2039 15 24
Noble Energy Inc
3.25%, 10/15/2029
(g)
325 322
5.05%, 11/15/2044 25 27
5.25%, 11/15/2043 350 390
6.00%, 03/01/2041 102 123
Occidental Petroleum Corp
2.60%, 08/13/2021 85 86
2.70%, 08/15/2022 365 368
2.70%, 02/15/2023 330 332
2.90%, 08/15/2024 490 494
3.13%, 02/15/2022 30 30
3.20%, 08/15/2026 125 126
3.50%, 06/15/2025 500 514
3.50%, 08/15/2029 170 172
4.10%, 02/15/2047 300 293
4.30%, 08/15/2039 40 41

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp   (continued)
4.40%, 04/15/2046 $ 50 $ 51
4.40%, 08/15/2049 50 51
4.50%, 07/15/2044 100 102
4.63%, 06/15/2045 25 26
4.85%, 03/15/2021 16 17
6.20%, 03/15/2040 25 30
6.45%, 09/15/2036 725 897
6.60%, 03/15/2046 40 52
7.50%, 05/01/2031 77 101
Petroleos Mexicanos
4.50%, 01/23/2026 500 483
5.50%, 06/27/2044 350 299
6.49%, 01/23/2027
(d)
559 584
6.50%, 03/13/2027 1,790 1,860
6.63%, 06/15/2035 536 524
6.75%, 09/21/2047 640 614
6.84%, 01/23/2030
(d)
240 249
7.69%, 01/23/2050
(d)
684 713
Phillips 66
4.30%, 04/01/2022 1,143 1,205
5.88%, 05/01/2042 128 169
Pioneer Natural Resources Co
3.95%, 07/15/2022 100 104
Shell International Finance BV
1.75%, 09/12/2021 65 65
2.38%, 08/21/2022 130 132
2.50%, 09/12/2026 330 335
3.63%, 08/21/2042 100 108
3.75%, 09/12/2046 30 33
4.00%, 05/10/2046 245 282
4.13%, 05/11/2035 410 474
4.38%, 05/11/2045 490 592
4.55%, 08/12/2043 35 43
5.50%, 03/25/2040 25 34
6.38%, 12/15/2038 43 63
Suncor Energy Inc
4.00%, 11/15/2047 90 97
5.95%, 05/15/2035 400 512
6.50%, 06/15/2038 428 589
6.80%, 05/15/2038 12 17
6.85%, 06/01/2039 5 7
Total Capital International SA
2.22%, 07/12/2021 1,035 1,040
2.43%, 01/10/2025 85 86
2.83%, 01/10/2030 85 87
2.88%, 02/17/2022 128 131
3.46%, 02/19/2029 800 864
3.46%, 07/12/2049 85 90
Valero Energy Corp
3.65%, 03/15/2025 500 529
6.63%, 06/15/2037 234 303
7.50%, 04/15/2032 15 20
$ 37,825
Oil & Gas Services - 0.11%
Baker Hughes a GE Co LLC
3.20%, 08/15/2021 149 151
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 158
3.34%, 12/15/2027 165 169
4.08%, 12/15/2047 170 171
Halliburton Co
3.25%, 11/15/2021 651 664
3.80%, 11/15/2025 275 291
4.50%, 11/15/2041 51 54
4.85%, 11/15/2035 275 304
7.45%, 09/15/2039 10 14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
National Oilwell Varco Inc
2.60%, 12/01/2022 $ 500 $ 503
Patterson-UTI Energy Inc
3.95%, 02/01/2028 300 302
$ 2,781
Packaging & Containers - 0.02%
WestRock RKT LLC
4.00%, 03/01/2023 500 525
Pharmaceuticals - 1.37%
AbbVie Inc
2.90%, 11/06/2022 200 204
3.20%, 05/14/2026 335 341
3.38%, 11/14/2021 350 359
3.60%, 05/14/2025 500 520
3.75%, 11/14/2023 350 368
4.25%, 11/14/2028 220 239
4.30%, 05/14/2036 170 179
4.40%, 11/06/2042 200 206
4.45%, 05/14/2046 280 290
4.50%, 05/14/2035 300 322
4.70%, 05/14/2045 330 353
4.88%, 11/14/2048 210 232
Allergan Finance LLC
3.25%, 10/01/2022 180 184
4.63%, 10/01/2042 100 104
Allergan Funding SCS
3.45%, 03/15/2022 30 31
3.80%, 03/15/2025 330 346
3.85%, 06/15/2024 445 470
4.75%, 03/15/2045 235 249
AmerisourceBergen Corp
3.40%, 05/15/2024 250 260
AstraZeneca PLC
2.38%, 06/12/2022 20 20
3.38%, 11/16/2025 305 321
4.00%, 09/18/2042 125 138
4.38%, 11/16/2045 185 217
4.38%, 08/17/2048 90 107
6.45%, 09/15/2037 164 231
Bristol-Myers Squibb Co
2.55%, 05/14/2021
(d)
500 504
2.60%, 05/16/2022
(d)
500 507
2.90%, 07/26/2024
(d)
610 629
3.25%, 08/01/2042 300 303
3.40%, 07/26/2029
(d)
540 577
4.13%, 06/15/2039
(d)
230 261
4.25%, 10/26/2049
(d)
430 499
Cardinal Health Inc
2.62%, 06/15/2022 250 251
3.08%, 06/15/2024 50 51
3.20%, 03/15/2023 200 205
3.41%, 06/15/2027 200 198
4.60%, 03/15/2043 100 98
Cigna Corp
3.40%, 09/17/2021 400 409
4.13%, 11/15/2025 270 290
4.38%, 10/15/2028 750 820
4.80%, 08/15/2038 400 448
4.90%, 12/15/2048 360 412
CVS Health Corp
2.13%, 06/01/2021 30 30
2.63%, 08/15/2024 420 422
3.00%, 08/15/2026 375 377
3.25%, 08/15/2029 170 171
3.50%, 07/20/2022 1,000 1,033
4.00%, 12/05/2023 70 74
4.30%, 03/25/2028 500 541
4.78%, 03/25/2038 485 531

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp   (continued)
5.05%, 03/25/2048 $ 980 $ 1,112
5.13%, 07/20/2045 370 419
5.30%, 12/05/2043 25 29
Eli Lilly & Co
3.70%, 03/01/2045 510 565
3.95%, 03/15/2049 400 464
Express Scripts Holding Co
3.05%, 11/30/2022 300 306
3.50%, 06/15/2024 515 538
3.90%, 02/15/2022 200 207
4.50%, 02/25/2026 30 33
4.75%, 11/15/2021 77 81
4.80%, 07/15/2046 25 28
6.13%, 11/15/2041 16 20
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 545 601
5.38%, 04/15/2034 500 643
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022 143 146
Johnson & Johnson
2.45%, 03/01/2026 30 31
2.95%, 03/03/2027 5 5
3.50%, 01/15/2048 90 99
3.63%, 03/03/2037 20 22
3.70%, 03/01/2046 225 254
3.75%, 03/03/2047 30 34
4.95%, 05/15/2033 201 255
5.95%, 08/15/2037 775 1,100
McKesson Corp
4.75%, 03/01/2021 250 257
4.88%, 03/15/2044 150 166
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 309
Merck & Co Inc
2.35%, 02/10/2022 800 810
2.40%, 09/15/2022 130 132
2.75%, 02/10/2025 385 399
2.80%, 05/18/2023 230 237
3.60%, 09/15/2042 100 110
3.70%, 02/10/2045 10 11
3.88%, 01/15/2021 40 41
3.90%, 03/07/2039 115 133
4.00%, 03/07/2049 170 202
4.15%, 05/18/2043 200 240
Mylan NV
3.75%, 12/15/2020 750 761
3.95%, 06/15/2026 295 305
5.25%, 06/15/2046 170 181
Novartis Capital Corp
3.00%, 11/20/2025 500 526
4.40%, 05/06/2044 350 433
Pfizer Inc
1.95%, 06/03/2021 30 30
2.75%, 06/03/2026 35 36
3.00%, 06/15/2023 530 549
3.45%, 03/15/2029 210 227
4.00%, 03/15/2049 140 162
4.13%, 12/15/2046 525 609
4.20%, 09/15/2048 470 555
4.40%, 05/15/2044 30 36
5.60%, 09/15/2040 380 509
7.20%, 03/15/2039 176 276
Sanofi
3.38%, 06/19/2023 400 419
3.63%, 06/19/2028 400 443
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021 $ 500 $ 502
3.20%, 09/23/2026 525 542
Wyeth LLC
5.95%, 04/01/2037 91 124
6.50%, 02/01/2034 144 201
Zoetis Inc
3.25%, 02/01/2023 100 103
3.45%, 11/13/2020 750 760
3.95%, 09/12/2047 5 5
$ 34,265
Pipelines - 0.98%
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 203
Buckeye Partners LP
4.88%, 02/01/2021 850 864
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 317
Enable Midstream Partners LP
5.00%, 05/15/2044 500 459
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 148
Enbridge Inc
4.25%, 12/01/2026 750 820
5.50%, 12/01/2046 30 38
Energy Transfer Operating LP
3.60%, 02/01/2023 15 15
4.75%, 01/15/2026 50 54
4.90%, 03/15/2035 300 310
5.20%, 02/01/2022 102 108
5.25%, 04/15/2029 400 451
5.30%, 04/15/2047 15 16
5.95%, 10/01/2043 350 396
6.13%, 12/15/2045 525 616
6.25%, 04/15/2049 500 607
6.50%, 02/01/2042 402 482
Enterprise Products Operating LLC
3.35%, 03/15/2023 300 310
3.70%, 02/15/2026 525 558
3.75%, 02/15/2025 500 533
3.90%, 02/15/2024 250 266
4.25%, 02/15/2048 155 168
4.85%, 08/15/2042 300 344
4.85%, 03/15/2044 430 494
4.90%, 05/15/2046 400 470
6.13%, 10/15/2039 123 160
6.45%, 09/01/2040 177 238
6.88%, 03/01/2033 15 21
EQM Midstream Partners LP
4.75%, 07/15/2023 300 301
Kinder Morgan Energy Partners LP
3.50%, 03/01/2021 750 761
3.50%, 09/01/2023 200 207
4.15%, 03/01/2022 300 313
4.70%, 11/01/2042 200 211
5.00%, 03/01/2043 100 110
5.40%, 09/01/2044 400 458
6.38%, 03/01/2041 128 157
6.50%, 09/01/2039 112 142
6.95%, 01/15/2038 112 146
7.40%, 03/15/2031 177 232
Kinder Morgan Inc/DE
3.15%, 01/15/2023 500 512
4.30%, 06/01/2025 55 59
5.05%, 02/15/2046 15 17
5.55%, 06/01/2045 50 59
Magellan Midstream Partners LP
3.95%, 03/01/2050 525 533

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP
4.13%, 03/01/2027 $ 425 $ 448
4.25%, 12/01/2027
(d)
400 423
4.50%, 07/15/2023 30 32
4.50%, 04/15/2038 220 228
4.70%, 04/15/2048 185 193
4.88%, 12/01/2024 30 33
4.90%, 04/15/2058 60 62
5.20%, 03/01/2047 330 367
5.20%, 12/01/2047
(d)
200 218
5.50%, 02/15/2049 170 197
ONEOK Inc
2.75%, 09/01/2024 175 176
3.40%, 09/01/2029 100 99
4.25%, 02/01/2022 300 311
4.45%, 09/01/2049 500 499
ONEOK Partners LP
5.00%, 09/15/2023 250 271
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 200
3.55%, 12/15/2029 165 161
3.65%, 06/01/2022 128 131
4.30%, 01/31/2043 200 185
4.50%, 12/15/2026 520 551
4.65%, 10/15/2025 15 16
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 397
5.63%, 03/01/2025 40 45
5.75%, 05/15/2024 300 334
5.88%, 06/30/2026 345 395
Spectra Energy Partners LP
5.95%, 09/25/2043 200 254
Sunoco Logistics Partners Operations LP
3.45%, 01/15/2023 200 204
4.95%, 01/15/2043 200 203
5.35%, 05/15/2045 15 16
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 137
TransCanada PipeLines Ltd
3.80%, 10/01/2020 128 130
4.25%, 05/15/2028 300 332
4.75%, 05/15/2038 300 342
4.88%, 05/15/2048 420 486
5.60%, 03/31/2034 300 369
6.10%, 06/01/2040 25 32
7.25%, 08/15/2038 51 73
Western Midstream Operating LP
5.50%, 08/15/2048 300 267
Williams Cos Inc/The
3.35%, 08/15/2022 15 15
3.75%, 06/15/2027 400 413
3.90%, 01/15/2025 350 367
4.00%, 09/15/2025 595 629
5.10%, 09/15/2045 180 198
6.30%, 04/15/2040 343 420
$ 24,543
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 319
Regional Authority - 0.17%
Province of Alberta Canada
3.30%, 03/15/2028 150 165
Province of British Columbia Canada
2.65%, 09/22/2021 77 78
6.50%, 01/15/2026 18 23
Province of Manitoba Canada
3.05%, 05/14/2024 500 528
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Ontario Canada
2.00%, 10/02/2029
(g)
$ 1,000 $ 998
2.40%, 02/08/2022 500 507
2.50%, 09/10/2021 500 506
3.20%, 05/16/2024 750 797
3.40%, 10/17/2023 305 324
Province of Quebec Canada
2.75%, 08/25/2021 231 235
7.50%, 09/15/2029 64 95
Province of Saskatchewan Canada
8.50%, 07/15/2022 6 7
$ 4,263
REITs - 0.81%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 80 79
3.38%, 08/15/2031 115 120
4.00%, 01/15/2024 250 267
4.00%, 02/01/2050 85 93
American Campus Communities Operating
Partnership LP
3.63%, 11/15/2027 300 315
American Tower Corp
3.38%, 10/15/2026 500 520
3.50%, 01/31/2023 530 549
3.70%, 10/15/2049
(g),(h)
165 165
4.70%, 03/15/2022 278 294
AvalonBay Communities Inc
3.63%, 10/01/2020 100 101
4.20%, 12/15/2023 400 432
Boston Properties LP
2.75%, 10/01/2026 550 555
2.90%, 03/15/2030 575 573
4.13%, 05/15/2021 77 79
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 314
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 21
Crown Castle International Corp
3.10%, 11/15/2029 150 150
3.20%, 09/01/2024 400 411
3.70%, 06/15/2026 765 807
4.00%, 11/15/2049 110 115
5.25%, 01/15/2023 30 33
Digital Realty Trust LP
4.45%, 07/15/2028 250 276
Duke Realty LP
3.88%, 10/15/2022 100 105
4.00%, 09/15/2028 400 436
ERP Operating LP
2.50%, 02/15/2030 125 123
4.63%, 12/15/2021 500 525
Essex Portfolio LP
3.00%, 01/15/2030 170 171
4.00%, 03/01/2029 300 328
4.50%, 03/15/2048 300 347
Federal Realty Investment Trust
4.50%, 12/01/2044 250 294
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 171
5.38%, 04/15/2026 300 330
HCP Inc
3.40%, 02/01/2025 300 311
4.20%, 03/01/2024 250 269
6.75%, 02/01/2041 300 424
Highwoods Realty LP
3.20%, 06/15/2021 350 354

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Host Hotels & Resorts LP
6.00%, 10/01/2021 $ 200 $ 213
Kimco Realty Corp
3.20%, 05/01/2021 250 254
3.70%, 10/01/2049 330 323
Liberty Property LP
3.38%, 06/15/2023 300 310
Mid-America Apartments LP
4.00%, 11/15/2025 500 536
National Retail Properties Inc
4.30%, 10/15/2028 400 442
4.80%, 10/15/2048 200 241
Office Properties Income Trust
4.00%, 07/15/2022 400 408
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 316
4.95%, 04/01/2024 750 804
Prologis LP
3.88%, 09/15/2028 250 278
Realty Income Corp
4.65%, 08/01/2023 250 272
Service Properties Trust
4.75%, 10/01/2026 165 166
5.00%, 08/15/2022 100 104
Simon Property Group LP
2.00%, 09/13/2024 915 906
2.45%, 09/13/2029 140 137
3.25%, 11/30/2026 500 524
3.25%, 09/13/2049 140 137
4.25%, 11/30/2046 130 150
6.75%, 02/01/2040 25 37
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 306
UDR Inc
4.00%, 10/01/2025 200 216
Ventas Realty LP
3.00%, 01/15/2030 200 198
3.50%, 04/15/2024 300 314
5.70%, 09/30/2043 300 390
Weingarten Realty Investors
3.38%, 10/15/2022 180 184
Welltower Inc
3.63%, 03/15/2024 600 630
3.75%, 03/15/2023 200 209
4.13%, 03/15/2029 300 327
Weyerhaeuser Co
7.38%, 03/15/2032 300 420
$ 20,209
Retail - 0.71%
AutoZone Inc
3.75%, 06/01/2027 250 269
4.00%, 11/15/2020 251 255
Costco Wholesale Corp
2.15%, 05/18/2021 35 35
2.30%, 05/18/2022 310 313
2.75%, 05/18/2024 50 52
3.00%, 05/18/2027 150 159
Dollar General Corp
4.15%, 11/01/2025 500 540
Dollar Tree Inc
4.20%, 05/15/2028 185 199
Home Depot Inc/The
2.13%, 09/15/2026 250 248
2.63%, 06/01/2022 30 31
2.70%, 04/01/2023 30 31
3.50%, 09/15/2056 305 324
3.75%, 02/15/2024 380 408
3.90%, 06/15/2047 30 34
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The   (continued)
4.20%, 04/01/2043 $ 20 $ 24
4.25%, 04/01/2046 15 18
4.40%, 03/15/2045 20 24
5.95%, 04/01/2041 351 502
Kohl's Corp
5.55%, 07/17/2045 250 257
Lowe's Cos Inc
3.10%, 05/03/2027 530 547
3.65%, 04/05/2029 465 497
3.70%, 04/15/2046 40 40
4.05%, 05/03/2047 30 32
4.38%, 09/15/2045 500 552
Macy's Retail Holdings Inc
2.88%, 02/15/2023 305 302
3.45%, 01/15/2021 500 504
McDonald's Corp
2.63%, 09/01/2029 415 413
3.38%, 05/26/2025 500 529
3.63%, 09/01/2049 115 116
3.70%, 02/15/2042 128 132
4.70%, 12/09/2035 25 30
4.88%, 07/15/2040 9 11
4.88%, 12/09/2045 250 302
6.30%, 10/15/2037 262 361
O'Reilly Automotive Inc
3.85%, 06/15/2023 300 315
4.35%, 06/01/2028 300 335
QVC Inc
4.38%, 03/15/2023 250 259
Starbucks Corp
3.55%, 08/15/2029 500 539
3.85%, 10/01/2023 530 563
4.45%, 08/15/2049 300 348
Target Corp
2.50%, 04/15/2026 500 510
2.90%, 01/15/2022 25 26
3.50%, 07/01/2024 30 32
3.63%, 04/15/2046 35 38
TJX Cos Inc/The
2.50%, 05/15/2023 500 509
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 420 434
3.80%, 11/18/2024 300 316
4.80%, 11/18/2044 355 375
Walmart Inc
2.35%, 12/15/2022 500 507
2.85%, 07/08/2024 575 598
2.95%, 09/24/2049 245 247
3.05%, 07/08/2026 500 530
3.25%, 10/25/2020 71 72
3.25%, 07/08/2029 490 529
3.40%, 06/26/2023 530 558
3.70%, 06/26/2028 390 432
3.95%, 06/28/2038 185 217
5.63%, 04/01/2040 38 53
5.63%, 04/15/2041 280 402
7.55%, 02/15/2030 628 927
$ 17,762
Semiconductors - 0.43%
Analog Devices Inc
2.50%, 12/05/2021 750 754
2.95%, 01/12/2021 300 302
Applied Materials Inc
3.30%, 04/01/2027 35 37
3.90%, 10/01/2025 500 545
4.35%, 04/01/2047 40 49
5.10%, 10/01/2035 250 317

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Corp / Broadcom Cayman Finance Ltd
3.00%, 01/15/2022 $ 550 $ 555
3.63%, 01/15/2024 75 77
3.88%, 01/15/2027 660 663
Broadcom Inc
3.63%, 10/15/2024
(d)
350 356
4.25%, 04/15/2026
(d)
500 516
4.75%, 04/15/2029
(d)
730 772
Intel Corp
2.60%, 05/19/2026 530 545
2.70%, 12/15/2022 25 26
3.15%, 05/11/2027 540 576
3.30%, 10/01/2021 207 213
3.73%, 12/08/2047 240 268
4.00%, 12/15/2032 200 233
4.25%, 12/15/2042 200 237
4.80%, 10/01/2041 77 97
4.90%, 07/29/2045 25 32
KLA Corp
4.65%, 11/01/2024 500 550
Marvell Technology Group Ltd
4.88%, 06/22/2028 300 333
Micron Technology Inc
4.19%, 02/15/2027 115 118
4.66%, 02/15/2030 115 120
NVIDIA Corp
2.20%, 09/16/2021 500 501
QUALCOMM Inc
2.60%, 01/30/2023 360 366
2.90%, 05/20/2024 20 21
3.00%, 05/20/2022 30 31
3.25%, 05/20/2027 320 334
3.45%, 05/20/2025 300 317
4.65%, 05/20/2035 115 135
4.80%, 05/20/2045 175 209
Texas Instruments Inc
2.75%, 03/12/2021 400 405
4.15%, 05/15/2048 205 251
$ 10,861
Software - 0.61%
CA Inc
3.60%, 08/15/2022 300 306
Fidelity National Information Services Inc
3.00%, 08/15/2026 40 41
3.50%, 04/15/2023 30 31
3.63%, 10/15/2020 340 345
3.75%, 05/21/2029 400 434
4.75%, 05/15/2048 300 364
5.00%, 10/15/2025 242 275
Fiserv Inc
3.50%, 10/01/2022 600 623
3.80%, 10/01/2023 400 423
Microsoft Corp
1.55%, 08/08/2021 670 667
2.00%, 11/03/2020 210 210
2.38%, 02/12/2022 380 385
2.40%, 02/06/2022 690 700
2.40%, 08/08/2026 55 56
2.65%, 11/03/2022 55 57
2.70%, 02/12/2025 30 31
3.00%, 10/01/2020 600 607
3.13%, 11/03/2025 700 744
3.30%, 02/06/2027 920 993
3.45%, 08/08/2036 750 829
3.63%, 12/15/2023 30 32
3.70%, 08/08/2046 45 51
4.00%, 02/12/2055 850 1,013
4.10%, 02/06/2037 180 214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp   (continued)
4.20%, 11/03/2035 $ 430 $ 514
4.25%, 02/06/2047 50 62
4.50%, 02/06/2057 325 422
5.30%, 02/08/2041 77 107
Oracle Corp
2.40%, 09/15/2023 30 31
2.50%, 05/15/2022 30 30
2.50%, 10/15/2022 1,070 1,086
2.63%, 02/15/2023 390 397
2.80%, 07/08/2021 80 81
3.80%, 11/15/2037 250 272
4.00%, 07/15/2046 780 872
4.30%, 07/08/2034 1,015 1,176
4.38%, 05/15/2055 610 720
$ 15,201
Sovereign - 1.52%
Chile Government International Bond
3.13%, 03/27/2025 250 262
3.25%, 09/14/2021 180 184
Colombia Government International Bond
2.63%, 03/15/2023 500 502
4.00%, 02/26/2024 1,500 1,581
4.38%, 07/12/2021 100 103
4.50%, 01/28/2026 1,700 1,856
6.13%, 01/18/2041 200 260
8.13%, 05/21/2024 201 248
10.38%, 01/28/2033 100 160
Export Development Canada
2.00%, 05/17/2022 1,500 1,513
Export-Import Bank of Korea
3.00%, 11/01/2022 500 513
3.25%, 11/10/2025 500 528
3.25%, 08/12/2026 500 526
5.00%, 04/11/2022 200 213
Hungary Government International Bond
7.63%, 03/29/2041 250 415
Indonesia Government International Bond
3.50%, 01/11/2028 200 206
4.35%, 01/11/2048 500 551
Israel Government AID Bond
5.50%, 09/18/2023 25 29
5.50%, 04/26/2024 125 146
5.50%, 09/18/2033 12 17
Israel Government International Bond
3.25%, 01/17/2028 300 325
4.00%, 06/30/2022 500 525
4.13%, 01/17/2048 300 352
Japan Bank for International Cooperation
2.38%, 04/20/2026 300 308
2.50%, 06/01/2022 500 508
3.00%, 05/29/2024 1,000 1,048
3.38%, 07/31/2023 1,000 1,054
Korea International Bond
3.88%, 09/11/2023 250 269
Mexico Government International Bond
3.60%, 01/30/2025 210 218
3.63%, 03/15/2022 300 310
3.75%, 01/11/2028 500 515
4.50%, 04/22/2029 1,000 1,086
4.60%, 01/23/2046 670 713
4.60%, 02/10/2048 700 748
4.75%, 03/08/2044 506 548
5.55%, 01/21/2045 300 362
6.05%, 01/11/2040 464 584
8.30%, 08/15/2031 738 1,081

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
3.88%, 03/17/2028 $ 500 $ 543
4.50%, 04/16/2050 200 238
6.70%, 01/26/2036 224 319
8.88%, 09/30/2027 77 110
Peruvian Government International Bond
5.63%, 11/18/2050 528 774
6.55%, 03/14/2037 126 184
7.35%, 07/21/2025 180 228
8.75%, 11/21/2033 192 317
Philippine Government International Bond
3.00%, 02/01/2028 300 314
3.70%, 02/02/2042 230 266
3.95%, 01/20/2040 300 353
5.00%, 01/13/2037 300 391
6.38%, 10/23/2034 210 304
9.50%, 02/02/2030 400 650
10.63%, 03/16/2025 400 571
Republic of Italy Government International Bond
5.38%, 06/15/2033 1,020 1,232
6.88%, 09/27/2023 712 826
Republic of Poland Government International
Bond
4.00%, 01/22/2024 1,000 1,083
5.00%, 03/23/2022 528 566
5.13%, 04/21/2021 51 53
Svensk Exportkredit AB
2.38%, 03/09/2022 500 507
2.88%, 05/22/2021 1,800 1,832
Tennessee Valley Authority
2.88%, 02/01/2027 250 266
3.50%, 12/15/2042 400 464
3.88%, 02/15/2021 500 514
4.25%, 09/15/2065 200 276
5.25%, 09/15/2039 251 355
5.38%, 04/01/2056 154 246
6.75%, 11/01/2025 102 131
Uruguay Government International Bond
4.13%, 11/20/2045 100 107
4.38%, 10/27/2027 1,240 1,361
4.98%, 04/20/2055 210 245
5.10%, 06/18/2050 725 863
8.00%, 11/18/2022 1,015 1,144
$ 38,000
Supranational Bank - 1.38%
African Development Bank
2.38%, 09/23/2021 400 405
Asian Development Bank
1.75%, 06/08/2021 500 500
1.75%, 08/14/2026 500 502
1.88%, 02/18/2022 1,250 1,256
2.13%, 11/24/2021 750 757
2.13%, 03/19/2025 300 307
2.63%, 01/30/2024 1,000 1,041
2.75%, 03/17/2023 400 415
2.75%, 01/19/2028 300 324
5.82%, 06/16/2028 15 20
6.38%, 10/01/2028 51 69
Asian Infrastructure Investment Bank/The
2.25%, 05/16/2024 500 513
Corp Andina de Fomento
3.25%, 02/11/2022 900 917
4.38%, 06/15/2022 22 23
European Bank for Reconstruction &
Development
1.63%, 09/27/2024 650 649
1.88%, 02/23/2022 250 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank
1.38%, 09/15/2021 $ 1,350 $ 1,342
2.00%, 03/15/2021 1,775 1,781
2.25%, 03/15/2022 400 406
2.25%, 08/15/2022 1,000 1,017
2.25%, 06/24/2024 500 514
2.38%, 05/24/2027 300 314
2.50%, 04/15/2021 1,500 1,516
2.50%, 03/15/2023 600 618
2.63%, 05/20/2022 900 923
2.63%, 03/15/2024 1,000 1,043
3.25%, 01/29/2024 1,000 1,068
4.88%, 02/15/2036 25 35
FMS Wertmanagement
2.75%, 01/30/2024 500 523
Inter-American Development Bank
1.75%, 04/14/2022 1,000 1,001
1.88%, 03/15/2021 500 501
2.13%, 01/18/2022 340 344
2.38%, 07/07/2027 500 523
2.50%, 01/18/2023 450 462
3.00%, 02/21/2024 250 264
3.13%, 09/18/2028 500 557
International Bank for Reconstruction &
Development
1.38%, 05/24/2021 345 343
1.38%, 09/20/2021 500 497
1.63%, 02/10/2022 1,000 999
2.13%, 11/01/2020 750 752
2.25%, 06/24/2021 500 505
2.50%, 11/25/2024 500 521
2.50%, 07/29/2025 1,700 1,780
2.50%, 11/22/2027 1,500 1,588
7.63%, 01/19/2023 1,512 1,798
International Finance Corp
1.13%, 07/20/2021 1,500 1,485
2.25%, 01/25/2021 500 503
Nordic Investment Bank
2.25%, 02/01/2021 500 503
2.25%, 05/21/2024 500 514
$ 34,489
Telecommunications - 1.20%
America Movil SAB de CV
3.13%, 07/16/2022 600 616
6.13%, 03/30/2040 102 138
6.38%, 03/01/2035 200 272
AT&T Inc
2.63%, 12/01/2022 630 637
2.95%, 07/15/2026 20 20
3.00%, 06/30/2022 200 204
3.40%, 05/15/2025 200 209
3.60%, 07/15/2025 500 526
3.80%, 02/15/2027 40 42
4.00%, 01/15/2022 180 188
4.05%, 12/15/2023 500 534
4.10%, 02/15/2028 81 88
4.13%, 02/17/2026 30 32
4.25%, 03/01/2027 530 577
4.30%, 02/15/2030 1,101 1,211
4.30%, 12/15/2042 221 231
4.35%, 03/01/2029 500 552
4.35%, 06/15/2045 1,005 1,056
4.50%, 05/15/2035 1,225 1,344
4.50%, 03/09/2048 572 615
4.55%, 03/09/2049 247 267
4.60%, 02/15/2021 171 176
4.65%, 06/01/2044 500 539
4.75%, 05/15/2046 230 255

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
4.85%, 07/15/2045 $ 60 $ 67
5.15%, 03/15/2042 30 34
5.15%, 11/15/2046 20 23
5.35%, 09/01/2040 30 35
5.38%, 10/15/2041 128 150
5.45%, 03/01/2047 30 36
5.65%, 02/15/2047 15 19
5.70%, 03/01/2057 530 666
6.00%, 08/15/2040 663 827
British Telecommunications PLC
9.62%, 12/15/2030 577 880
Cisco Systems Inc
1.85%, 09/20/2021 350 350
2.20%, 09/20/2023 30 30
2.50%, 09/20/2026 30 31
2.95%, 02/28/2026 500 527
3.63%, 03/04/2024 30 32
Corning Inc
4.38%, 11/15/2057 300 309
4.75%, 03/15/2042 102 117
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 946
Motorola Solutions Inc
4.00%, 09/01/2024 500 525
Orange SA
4.13%, 09/14/2021 128 133
5.38%, 01/13/2042 102 131
Rogers Communications Inc
3.00%, 03/15/2023 400 409
4.30%, 02/15/2048 95 109
5.00%, 03/15/2044 500 613
Telefonica Emisiones SA
5.21%, 03/08/2047 530 617
7.05%, 06/20/2036 795 1,098
TELUS Corp
4.60%, 11/16/2048 300 353
Verizon Communications Inc
2.63%, 08/15/2026 25 25
2.95%, 03/15/2022 746 764
3.13%, 03/16/2022 260 267
3.38%, 02/15/2025 40 42
3.85%, 11/01/2042 275 293
3.88%, 02/08/2029 400 439
4.02%, 12/03/2029 1,274 1,416
4.13%, 03/16/2027 500 552
4.33%, 09/21/2028 500 567
4.40%, 11/01/2034 750 858
4.50%, 08/10/2033 360 418
4.81%, 03/15/2039 25 30
4.86%, 08/21/2046 940 1,148
5.01%, 04/15/2049 540 679
5.01%, 08/21/2054 50 63
5.15%, 09/15/2023 615 688
5.50%, 03/16/2047 25 33
Vodafone Group PLC
4.25%, 09/17/2050 165 168
4.38%, 05/30/2028 560 619
5.00%, 05/30/2038 250 286
5.25%, 05/30/2048 400 464
6.15%, 02/27/2037 201 253
6.25%, 11/30/2032 500 627
$ 30,095
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.15%, 05/15/2021 250 252
6.35%, 03/15/2040 25 30
$ 282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.59%
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025 $ 500 $ 522
3.55%, 02/15/2050 115 122
4.15%, 04/01/2045 500 575
4.45%, 03/15/2043 20 24
4.55%, 09/01/2044 15 18
5.15%, 09/01/2043 350 448
6.20%, 08/15/2036 500 699
Canadian National Railway Co
3.20%, 08/02/2046 400 416
3.65%, 02/03/2048 75 83
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 335
4.80%, 09/15/2035 500 597
CSX Corp
2.40%, 02/15/2030 65 64
2.60%, 11/01/2026 300 303
3.25%, 06/01/2027 40 42
3.35%, 11/01/2025 500 527
3.35%, 09/15/2049 70 68
3.70%, 11/01/2023 500 529
3.80%, 03/01/2028 100 109
3.80%, 11/01/2046 30 32
4.25%, 11/01/2066 400 424
4.30%, 03/01/2048 105 118
4.75%, 05/30/2042 277 324
FedEx Corp
3.10%, 08/05/2029 550 545
3.88%, 08/01/2042 100 97
4.40%, 01/15/2047 55 56
4.55%, 04/01/2046 400 420
4.75%, 11/15/2045 525 565
Kansas City Southern
4.70%, 05/01/2048 300 358
Norfolk Southern Corp
3.25%, 12/01/2021 251 256
3.85%, 01/15/2024 200 213
3.94%, 11/01/2047 398 432
4.84%, 10/01/2041 100 120
Ryder System Inc
2.50%, 09/01/2024 80 80
Union Pacific Corp
3.15%, 03/01/2024 400 415
3.55%, 08/15/2039 80 84
3.70%, 03/01/2029 900 979
3.80%, 10/01/2051 577 617
3.95%, 09/10/2028 210 232
4.15%, 01/15/2045 350 388
4.16%, 07/15/2022 256 269
4.80%, 09/10/2058 225 269
United Parcel Service Inc
2.20%, 09/01/2024 200 201
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 125
3.13%, 01/15/2021 1,128 1,142
3.40%, 09/01/2049 470 473
4.88%, 11/15/2040 25 30
6.20%, 01/15/2038 23 32
$ 14,787
Water - 0.01%
American Water Capital Corp
3.75%, 09/01/2047 180 193
6.59%, 10/15/2037 5 7
$ 200
TOTAL BONDS $ 789,666

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS - 0.76%
Principal
Amount (000's) Value (000's)
California - 0.29%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 469
6.92%, 04/01/2040 120 182
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 85
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 239
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 104
5.76%, 07/01/2029 50 61
6.76%, 07/01/2034 530 745
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 378
San Diego County Water Authority
6.14%, 05/01/2049 260 383
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 31
State of California
3.50%, 04/01/2028 165 180
7.30%, 10/01/2039 375 587
7.35%, 11/01/2039 500 786
7.60%, 11/01/2040 180 305
7.63%, 03/01/2040 280 459
7.95%, 03/01/2036 1,900 1,945
University of California
5.77%, 05/15/2043 200 272
$ 7,211
District of Columbia - 0.03%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 635
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 150 207
7.06%, 04/01/2057 199 281
$ 488
Illinois - 0.07%
Chicago Transit Authority
6.20%, 12/01/2040 70 94
6.90%, 12/01/2040 200 280
City of Chicago IL
6.31%, 01/01/2044 250 275
County of Cook IL
6.23%, 11/15/2034 102 137
State of Illinois
4.95%, 06/01/2023 26 28
5.10%, 06/01/2033 735 796
7.35%, 07/01/2035 70 85
$ 1,695
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 140
Massachusetts - 0.01%
Commonwealth of Massachusetts
4.20%, 12/01/2021 300 310
Nevada - 0.00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 41
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from AGM )
0.00%, 02/15/2023
(f),(j)
51 47
New Jersey Economic Development
Authority (credit support from NATL )
7.43%, 02/15/2029
(j)
700 894
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 $ 190 $ 222
6.56%, 12/15/2040 210 295
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 231
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 177
$ 1,866
New York - 0.11%
City of New York NY
5.52%, 10/01/2037 25 33
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 195
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 330
New York City Water & Sewer System
5.72%, 06/15/2042 270 387
5.95%, 06/15/2042 125 184
New York State Dormitory Authority
5.60%, 03/15/2040 435 573
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 509
4.96%, 08/01/2046 300 398
6.04%, 12/01/2029 50 66
$ 2,675
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 69 95
Ohio State University/The
4.91%, 06/01/2040 125 162
$ 257
Pennsylvania - 0.02%
State Public School Building Authority
5.00%, 09/15/2027 500 588
Texas - 0.09%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 193
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 68
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 100
Dallas County Hospital District
5.62%, 08/15/2044 83 114
Dallas Independent School District (credit
support from PSF-GTD )
6.45%, 02/15/2035
(j)
50 53
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 402
State of Texas
4.68%, 04/01/2040 100 127
5.52%, 04/01/2039 405 559
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 769
$ 2,385
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 300 316
Wisconsin - 0.02%
State of Wisconsin (credit support from AGM )
5.70%, 05/01/2026
(j)
370 421
TOTAL MUNICIPAL BONDS $ 19,028

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64.12%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 5.35%
2.00%, 08/01/2029 $ 474 $ 472
2.00%, 10/01/2031 107 106
2.00%, 03/01/2032 201 199
2.50%, 10/01/2027 167 169
2.50%, 03/01/2028 345 348
2.50%, 06/01/2028 182 184
2.50%, 06/01/2028 458 462
2.50%, 07/01/2028 309 312
2.50%, 10/01/2028 180 182
2.50%, 10/01/2028 155 156
2.50%, 10/01/2029 417 421
2.50%, 12/01/2029 504 510
2.50%, 09/01/2030 829 838
2.50%, 01/01/2031 881 890
2.50%, 01/01/2031 128 129
2.50%, 02/01/2031 97 98
2.50%, 03/01/2031 285 288
2.50%, 12/01/2031 312 315
2.50%, 12/01/2031 280 283
2.50%, 02/01/2032 348 352
2.50%, 03/01/2032 455 459
2.50%, 11/01/2032 906 915
2.50%, 02/01/2033 265 267
2.50%, 03/01/2033 149 151
2.50%, 03/01/2033 820 827
2.50%, 04/01/2033 344 347
2.50%, 05/01/2033 171 172
2.50%, 06/01/2033 265 268
2.50%, 11/01/2036 191 192
2.50%, 02/01/2043 183 183
2.50%, 03/01/2043 140 140
3.00%, 01/01/2027 147 151
3.00%, 03/01/2027 115 118
3.00%, 05/01/2027 105 108
3.00%, 10/01/2028 353 363
3.00%, 07/01/2029 433 445
3.00%, 08/01/2029 189 194
3.00%, 10/01/2029 113 116
3.00%, 11/01/2029 191 196
3.00%, 07/01/2030 432 444
3.00%, 09/01/2030 575 591
3.00%, 11/01/2030 178 183
3.00%, 11/01/2030 96 99
3.00%, 01/01/2031 210 216
3.00%, 04/01/2031 251 258
3.00%, 02/01/2032 84 86
3.00%, 05/01/2032 135 139
3.00%, 12/01/2032 706 724
3.00%, 12/01/2032 780 799
3.00%, 01/01/2033 1,136 1,164
3.00%, 02/01/2033 655 672
3.00%, 03/01/2033 400 412
3.00%, 04/01/2033 230 238
3.00%, 04/01/2033 216 223
3.00%, 06/01/2033 141 145
3.00%, 09/01/2033 203 209
3.00%, 09/01/2033 194 200
3.00%, 12/01/2034 69 71
3.00%, 01/01/2035 47 49
3.00%, 02/01/2035 67 69
3.00%, 05/01/2035 586 601
3.00%, 02/01/2036 129 133
3.00%, 09/01/2036 103 106
3.00%, 02/01/2037 145 149
3.00%, 05/01/2037 227 234
3.00%, 06/01/2037 246 253
3.00%, 07/01/2037 403 415
3.00%, 09/01/2037 81 83
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2043 $ 213 $ 220
3.00%, 01/01/2043 350 361
3.00%, 02/01/2043 1,331 1,372
3.00%, 03/01/2043 868 895
3.00%, 04/01/2043 310 320
3.00%, 05/01/2043 319 328
3.00%, 06/01/2043 611 630
3.00%, 07/01/2043 979 1,009
3.00%, 07/01/2043 474 488
3.00%, 07/01/2043 543 560
3.00%, 07/01/2043 946 975
3.00%, 08/01/2043 113 116
3.00%, 08/01/2043 1,633 1,683
3.00%, 08/01/2043 191 197
3.00%, 08/01/2043 263 270
3.00%, 09/01/2043 263 271
3.00%, 09/01/2043 580 597
3.00%, 09/01/2043 392 403
3.00%, 10/01/2043 146 151
3.00%, 10/01/2043 498 513
3.00%, 03/01/2045 772 791
3.00%, 04/01/2045 252 258
3.00%, 06/01/2045 879 901
3.00%, 07/01/2045 501 514
3.00%, 07/01/2045 521 534
3.00%, 08/01/2045 263 269
3.00%, 08/01/2045 332 341
3.00%, 08/01/2045 971 995
3.00%, 12/01/2045 1,456 1,492
3.00%, 03/01/2046 210 216
3.00%, 03/01/2046 680 697
3.00%, 04/01/2046 122 125
3.00%, 04/01/2046 974 998
3.00%, 05/01/2046 219 225
3.00%, 09/01/2046 1,054 1,082
3.00%, 10/01/2046 830 850
3.00%, 11/01/2046 1,582 1,622
3.00%, 11/01/2046 936 959
3.00%, 11/01/2046 1,157 1,186
3.00%, 11/01/2046 160 164
3.00%, 12/01/2046 1,374 1,407
3.00%, 12/01/2046 1,133 1,161
3.00%, 01/01/2047 1,817 1,863
3.00%, 03/01/2047 1,670 1,710
3.00%, 03/01/2048 927 946
3.50%, 10/01/2025 130 134
3.50%, 11/01/2025 170 176
3.50%, 12/01/2026 171 178
3.50%, 01/01/2029 142 147
3.50%, 01/01/2032 112 117
3.50%, 02/01/2032 70 73
3.50%, 03/01/2032 87 90
3.50%, 04/01/2032 81 84
3.50%, 08/01/2032 68 71
3.50%, 09/01/2033 489 505
3.50%, 01/01/2034 75 78
3.50%, 01/01/2035 160 166
3.50%, 02/01/2035 142 148
3.50%, 07/01/2035 189 197
3.50%, 09/01/2035 366 381
3.50%, 04/01/2037 112 116
3.50%, 06/01/2037 266 276
3.50%, 05/01/2041 368 386
3.50%, 02/01/2042 454 477
3.50%, 04/01/2042 117 124
3.50%, 06/01/2042 274 288
3.50%, 07/01/2042 457 480
3.50%, 07/01/2042 372 391

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 08/01/2042 $ 201 $ 211
3.50%, 08/01/2042 448 471
3.50%, 02/01/2044 544 568
3.50%, 06/01/2044 757 792
3.50%, 09/01/2044 410 428
3.50%, 02/01/2045 450 469
3.50%, 03/01/2045 641 668
3.50%, 06/01/2045 714 744
3.50%, 07/01/2045 1,225 1,276
3.50%, 09/01/2045 699 728
3.50%, 10/01/2045 785 818
3.50%, 11/01/2045 1,255 1,309
3.50%, 12/01/2045 716 746
3.50%, 12/01/2045 123 129
3.50%, 12/01/2045 1,002 1,045
3.50%, 01/01/2046 355 371
3.50%, 01/01/2046 141 147
3.50%, 03/01/2046 3,378 3,520
3.50%, 03/01/2046 654 683
3.50%, 04/01/2046 813 846
3.50%, 05/01/2046 888 924
3.50%, 06/01/2046 991 1,032
3.50%, 08/01/2046 686 713
3.50%, 04/01/2047 1,244 1,296
3.50%, 08/01/2047 1,229 1,272
3.50%, 11/01/2047 1,185 1,226
3.50%, 11/01/2047 904 934
3.50%, 12/01/2047 983 1,018
3.50%, 01/01/2048 489 505
3.50%, 05/01/2048 181 186
3.50%, 06/01/2048 874 900
3.50%, 06/01/2048 485 500
3.50%, 06/01/2048 470 485
3.50%, 09/01/2048 522 536
3.50%, 09/01/2048 367 384
3.50%, 11/01/2048 499 513
3.50%, 04/01/2049 451 464
4.00%, 06/01/2025 109 113
4.00%, 07/01/2025 156 163
4.00%, 12/01/2030 36 38
4.00%, 08/01/2031 40 42
4.00%, 10/01/2031 52 56
4.00%, 11/01/2031 16 17
4.00%, 12/01/2031 27 29
4.00%, 11/01/2033 75 80
4.00%, 01/01/2034 121 129
4.00%, 07/01/2035 52 55
4.00%, 03/01/2037 229 241
4.00%, 05/01/2038 123 129
4.00%, 02/01/2041 242 258
4.00%, 06/01/2042 151 162
4.00%, 06/01/2042 115 123
4.00%, 08/01/2043 715 760
4.00%, 01/01/2044 165 175
4.00%, 02/01/2044 392 417
4.00%, 03/01/2044 122 130
4.00%, 04/01/2044 501 530
4.00%, 05/01/2044 132 139
4.00%, 07/01/2044 404 427
4.00%, 07/01/2044 327 346
4.00%, 10/01/2044 354 374
4.00%, 11/01/2044 654 691
4.00%, 12/01/2044 765 808
4.00%, 01/01/2045 212 224
4.00%, 02/01/2045 308 326
4.00%, 04/01/2045 266 281
4.00%, 05/01/2045 132 140
4.00%, 06/01/2045 291 307
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2045 $ 348 $ 367
4.00%, 08/01/2045 1,057 1,115
4.00%, 08/01/2045 114 121
4.00%, 08/01/2045 114 120
4.00%, 09/01/2045 365 386
4.00%, 09/01/2045 1,256 1,326
4.00%, 10/01/2045 1,321 1,394
4.00%, 11/01/2045 770 813
4.00%, 12/01/2045 338 356
4.00%, 03/01/2047 1,177 1,235
4.00%, 08/01/2047 1,275 1,336
4.00%, 10/01/2047 903 947
4.00%, 12/01/2047 1,461 1,536
4.00%, 07/01/2048 1,378 1,438
4.00%, 08/01/2048 810 841
4.00%, 09/01/2048 846 880
4.00%, 09/01/2048 6,413 6,653
4.00%, 11/01/2048 833 865
4.50%, 08/01/2023 63 66
4.50%, 05/01/2024 61 64
4.50%, 02/01/2030 12 13
4.50%, 08/01/2030 9 9
4.50%, 05/01/2031 11 12
4.50%, 06/01/2031 79 85
4.50%, 06/01/2039 128 139
4.50%, 10/01/2039 94 102
4.50%, 10/01/2040 149 162
4.50%, 03/01/2041 359 389
4.50%, 03/01/2041 283 306
4.50%, 09/01/2041 108 114
4.50%, 11/01/2041 249 269
4.50%, 09/01/2043 199 215
4.50%, 11/01/2043 135 147
4.50%, 11/01/2043 111 119
4.50%, 01/01/2044 151 163
4.50%, 01/01/2044 109 118
4.50%, 03/01/2044 167 180
4.50%, 05/01/2044 274 294
4.50%, 07/01/2044 106 114
4.50%, 09/01/2044 106 114
4.50%, 10/01/2045 130 140
4.50%, 02/01/2046 597 639
4.50%, 03/01/2047 601 637
4.50%, 03/01/2047 132 140
4.50%, 04/01/2047 164 174
4.50%, 06/01/2047 358 379
4.50%, 09/01/2047 331 350
4.50%, 11/01/2047 82 87
4.50%, 05/01/2048 408 431
4.50%, 07/01/2048 764 803
4.50%, 09/01/2048 427 451
4.50%, 11/01/2048 802 844
4.50%, 11/01/2048 422 446
4.50%, 01/01/2049 1,349 1,425
4.50%, 05/01/2049 2,681 2,835
5.00%, 09/01/2023 51 55
5.00%, 04/01/2024 23 25
5.00%, 01/01/2025 81 87
5.00%, 12/01/2027 29 31
5.00%, 02/01/2030 5 6
5.00%, 03/01/2030 3 4
5.00%, 04/01/2034 95 105
5.00%, 06/01/2035 123 136
5.00%, 01/01/2038 225 248
5.00%, 11/01/2038 191 210
5.00%, 12/01/2038 189 208
5.00%, 09/01/2039 298 329
5.00%, 01/01/2040 193 213

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 05/01/2040 $ 138 $ 153
5.00%, 04/01/2041 128 141
5.00%, 06/01/2041 102 110
5.00%, 11/01/2041 297 319
5.00%, 11/01/2041 112 123
5.50%, 01/01/2028 73 79
5.50%, 04/01/2036 163 184
5.50%, 12/01/2036 115 129
5.50%, 12/01/2036 114 129
5.50%, 03/01/2039 173 195
5.50%, 04/01/2039 104 118
5.50%, 02/01/2040 162 183
5.50%, 06/01/2041 241 273
6.00%, 02/01/2027 9 10
$ 134,113
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 12.15%
2.00%, 09/01/2028 133 133
2.00%, 05/01/2030 280 278
2.00%, 04/01/2032 119 118
2.50%, 01/01/2028 158 160
2.50%, 07/01/2028 194 195
2.50%, 08/01/2028 109 110
2.50%, 08/01/2028 202 204
2.50%, 09/01/2028 218 221
2.50%, 07/01/2029 107 108
2.50%, 07/01/2029 156 157
2.50%, 07/01/2029 239 241
2.50%, 09/01/2029 259 262
2.50%, 12/01/2029 135 136
2.50%, 01/01/2030 203 205
2.50%, 04/01/2030 256 258
2.50%, 05/01/2030 539 544
2.50%, 06/01/2030 303 306
2.50%, 08/01/2030 657 664
2.50%, 08/01/2030 141 142
2.50%, 01/01/2031 229 231
2.50%, 01/01/2031 218 220
2.50%, 02/01/2031 295 298
2.50%, 02/01/2031 263 266
2.50%, 05/01/2031 168 170
2.50%, 06/01/2031 278 280
2.50%, 11/01/2031 985 994
2.50%, 12/01/2031 428 433
2.50%, 01/01/2032 927 936
2.50%, 01/01/2032 508 513
2.50%, 02/01/2032 596 601
2.50%, 03/01/2032 166 167
2.50%, 03/01/2032 236 238
2.50%, 11/01/2032 44 44
2.50%, 12/01/2032 125 126
2.50%, 01/01/2033 197 199
2.50%, 02/01/2033 756 763
2.50%, 04/01/2033 1,416 1,428
2.50%, 07/01/2033 99 99
2.50%, 10/01/2036 58 58
2.50%, 10/01/2036 149 150
2.50%, 12/01/2036 238 239
2.50%, 01/01/2043 542 542
2.50%, 08/01/2043 122 122
2.50%, 10/01/2043 326 325
2.50%, 12/01/2046 145 145
3.00%, 11/01/2026
(k)
1,950 1,993
3.00%, 11/01/2026 126 130
3.00%, 02/01/2027 226 232
3.00%, 04/01/2027 1,078 1,108
3.00%, 08/01/2027 171 175
3.00%, 10/01/2028 360 370
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2028 $ 192 $ 197
3.00%, 02/01/2029 147 151
3.00%, 03/01/2029 245 251
3.00%, 03/01/2029 146 150
3.00%, 04/01/2029 194 200
3.00%, 05/01/2029 191 196
3.00%, 06/01/2029 130 133
3.00%, 08/01/2029 156 161
3.00%, 10/01/2029 111 113
3.00%, 10/01/2029 135 138
3.00%, 10/01/2029 108 111
3.00%, 11/01/2029 103 105
3.00%, 01/01/2030 552 567
3.00%, 01/01/2030 228 234
3.00%, 01/01/2030 508 522
3.00%, 03/01/2030 306 314
3.00%, 06/01/2030 291 299
3.00%, 06/01/2030 317 326
3.00%, 09/01/2030 113 116
3.00%, 09/01/2030 531 546
3.00%, 10/01/2030 317 326
3.00%, 02/01/2031 144 147
3.00%, 04/01/2032 1,274 1,311
3.00%, 05/01/2032 179 184
3.00%, 08/01/2032 284 293
3.00%, 01/01/2033 61 62
3.00%, 02/01/2033 1,277 1,308
3.00%, 08/01/2033 734 757
3.00%, 05/01/2034 159 164
3.00%, 05/01/2034 472 483
3.00%, 08/01/2034 554 570
3.00%, 10/01/2034 77 79
3.00%, 11/01/2034 204 210
3.00%, 02/01/2035 223 229
3.00%, 02/01/2035 193 199
3.00%, 03/01/2035 97 100
3.00%, 04/01/2035 103 105
3.00%, 06/01/2035 230 236
3.00%, 07/01/2035 86 89
3.00%, 11/01/2035 131 135
3.00%, 07/01/2036 209 215
3.00%, 12/01/2036 299 307
3.00%, 12/01/2036 438 451
3.00%, 12/01/2036 597 614
3.00%, 02/01/2037 250 257
3.00%, 02/01/2037 40 41
3.00%, 04/01/2037 132 135
3.00%, 04/01/2037 156 161
3.00%, 07/01/2037 98 101
3.00%, 08/01/2037 159 164
3.00%, 09/01/2037 406 418
3.00%, 04/01/2042 216 223
3.00%, 09/01/2042 121 125
3.00%, 11/01/2042 760 783
3.00%, 12/01/2042 119 122
3.00%, 02/01/2043 492 507
3.00%, 02/01/2043 478 492
3.00%, 02/01/2043 798 823
3.00%, 04/01/2043 285 293
3.00%, 04/01/2043 390 402
3.00%, 04/01/2043 1,086 1,119
3.00%, 04/01/2043 411 423
3.00%, 04/01/2043 265 273
3.00%, 04/01/2043 665 685
3.00%, 04/01/2043 504 519
3.00%, 04/01/2043 397 409
3.00%, 04/01/2043 484 499

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2043 $ 552 $ 569
3.00%, 05/01/2043 58 60
3.00%, 05/01/2043 298 307
3.00%, 05/01/2043 358 369
3.00%, 06/01/2043 672 692
3.00%, 06/01/2043 377 388
3.00%, 06/01/2043 517 532
3.00%, 06/01/2043 487 502
3.00%, 06/01/2043 932 957
3.00%, 07/01/2043 171 176
3.00%, 07/01/2043 276 284
3.00%, 07/01/2043 693 713
3.00%, 08/01/2043 288 297
3.00%, 08/01/2043 845 871
3.00%, 08/01/2043 174 180
3.00%, 08/01/2043 192 198
3.00%, 08/01/2043 534 549
3.00%, 08/01/2043 116 120
3.00%, 09/01/2043 705 726
3.00%, 09/01/2043 291 299
3.00%, 10/01/2043 131 133
3.00%, 10/01/2043 897 925
3.00%, 11/01/2043 257 264
3.00%, 11/01/2043 111 114
3.00%, 11/01/2043 171 176
3.00%, 01/01/2044 128 131
3.00%, 01/01/2045 639 655
3.00%, 05/01/2045 824 844
3.00%, 09/01/2045 160 164
3.00%, 10/01/2045 531 544
3.00%, 11/01/2045 312 319
3.00%, 11/01/2045 127 130
3.00%, 12/01/2045 710 727
3.00%, 01/01/2046 469 480
3.00%, 02/01/2046 537 551
3.00%, 02/01/2046 844 864
3.00%, 02/01/2046 273 280
3.00%, 04/01/2046 124 127
3.00%, 05/01/2046 334 343
3.00%, 05/01/2046 481 493
3.00%, 05/01/2046 122 125
3.00%, 06/01/2046 176 180
3.00%, 07/01/2046 834 854
3.00%, 08/01/2046 858 879
3.00%, 08/01/2046 232 238
3.00%, 09/01/2046 1,063 1,088
3.00%, 09/01/2046 1,071 1,096
3.00%, 09/01/2046 419 430
3.00%, 09/01/2046 292 299
3.00%, 10/01/2046 182 186
3.00%, 10/01/2046 1,514 1,551
3.00%, 11/01/2046 782 801
3.00%, 11/01/2046 127 130
3.00%, 11/01/2046 196 201
3.00%, 11/01/2046 857 878
3.00%, 11/01/2046 1,073 1,099
3.00%, 11/01/2046 812 831
3.00%, 11/01/2046 1,114 1,141
3.00%, 12/01/2046 2,206 2,259
3.00%, 12/01/2046 1,142 1,169
3.00%, 01/01/2047 1,210 1,239
3.00%, 01/01/2047 432 442
3.00%, 02/01/2047 885 907
3.00%, 02/01/2047 212 217
3.00%, 02/01/2047 1,221 1,250
3.00%, 05/01/2047 424 435
3.00%, 11/01/2047 913 933
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2048 $ 463 $ 472
3.00%, 10/01/2048 117 119
3.00%, 11/01/2048
(k)
1,000 1,014
3.00%, 10/01/2049 10,000 10,152
3.50%, 10/01/2025
(k)
4,000 4,137
3.50%, 10/01/2025 231 239
3.50%, 11/01/2025 121 125
3.50%, 11/01/2025 278 287
3.50%, 01/01/2026 251 259
3.50%, 03/01/2026 248 256
3.50%, 12/01/2026 202 209
3.50%, 02/01/2027 131 135
3.50%, 11/01/2028 197 204
3.50%, 12/01/2028 108 112
3.50%, 03/01/2029 182 189
3.50%, 01/01/2031 8 9
3.50%, 04/01/2031 17 18
3.50%, 02/01/2032 101 105
3.50%, 04/01/2032 73 76
3.50%, 05/01/2032 160 167
3.50%, 06/01/2032 279 290
3.50%, 07/01/2032 102 107
3.50%, 09/01/2032 157 164
3.50%, 09/01/2033 77 80
3.50%, 09/01/2033 248 256
3.50%, 10/01/2033 158 165
3.50%, 10/01/2033 606 626
3.50%, 11/01/2033 164 170
3.50%, 01/01/2034 114 119
3.50%, 06/01/2034 205 213
3.50%, 08/01/2034 54 56
3.50%, 11/01/2034 129 134
3.50%, 12/01/2035 294 305
3.50%, 07/01/2036 321 333
3.50%, 02/01/2037 216 223
3.50%, 03/01/2037 271 280
3.50%, 05/01/2037 57 59
3.50%, 07/01/2037 131 136
3.50%, 10/01/2037 155 160
3.50%, 01/01/2038 394 409
3.50%, 01/01/2041 1,137 1,194
3.50%, 03/01/2041 1,509 1,584
3.50%, 10/01/2041 146 154
3.50%, 11/01/2041
(k)
14,600 14,982
3.50%, 12/01/2041 412 433
3.50%, 12/01/2041 454 477
3.50%, 01/01/2042 158 166
3.50%, 03/01/2042 160 168
3.50%, 03/01/2042 337 354
3.50%, 03/01/2042 104 110
3.50%, 05/01/2042 113 119
3.50%, 05/01/2042 743 780
3.50%, 07/01/2042 193 203
3.50%, 07/01/2042 103 109
3.50%, 10/01/2042 812 853
3.50%, 04/01/2043 201 212
3.50%, 05/01/2043 629 661
3.50%, 05/01/2043 489 513
3.50%, 05/01/2043 234 246
3.50%, 06/01/2043 518 544
3.50%, 07/01/2043 262 275
3.50%, 07/01/2043 796 836
3.50%, 08/01/2043 607 637
3.50%, 08/01/2043 145 153
3.50%, 09/01/2043 189 198
3.50%, 12/01/2043 215 225
3.50%, 02/01/2044 202 212

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2044 $ 1,129 $ 1,186
3.50%, 10/01/2044 235 246
3.50%, 10/01/2044 615 641
3.50%, 11/01/2044 620 647
3.50%, 12/01/2044 535 558
3.50%, 12/01/2044 569 594
3.50%, 12/01/2044 109 113
3.50%, 01/01/2045 692 721
3.50%, 04/01/2045 660 689
3.50%, 05/01/2045 237 246
3.50%, 07/01/2045 604 629
3.50%, 07/01/2045 124 130
3.50%, 08/01/2045 741 772
3.50%, 08/01/2045 704 733
3.50%, 09/01/2045 385 401
3.50%, 09/01/2045 678 707
3.50%, 09/01/2045 751 782
3.50%, 11/01/2045 733 763
3.50%, 11/01/2045 596 621
3.50%, 11/01/2045 309 322
3.50%, 12/01/2045 588 612
3.50%, 12/01/2045 1,051 1,094
3.50%, 12/01/2045 682 710
3.50%, 01/01/2046 1,247 1,298
3.50%, 01/01/2046 906 943
3.50%, 02/01/2046 268 279
3.50%, 02/01/2046 533 555
3.50%, 03/01/2046 562 585
3.50%, 03/01/2046 835 869
3.50%, 03/01/2046 603 627
3.50%, 03/01/2046 783 814
3.50%, 05/01/2046 980 1,019
3.50%, 06/01/2046 170 176
3.50%, 06/01/2046 951 988
3.50%, 07/01/2046 697 723
3.50%, 09/01/2046 681 708
3.50%, 11/01/2046 1,061 1,106
3.50%, 12/01/2046 789 821
3.50%, 01/01/2047 1,421 1,473
3.50%, 02/01/2047 1,234 1,280
3.50%, 03/01/2047 130 135
3.50%, 08/01/2047 278 287
3.50%, 09/01/2047 393 406
3.50%, 11/01/2047 1,727 1,782
3.50%, 01/01/2048 1,502 1,550
3.50%, 02/01/2048 219 226
3.50%, 02/01/2048 1,427 1,470
3.50%, 03/01/2048 1,099 1,137
3.50%, 04/01/2048 692 713
3.50%, 06/01/2048 345 354
3.50%, 06/01/2048 921 949
3.50%, 07/01/2048 868 892
3.50%, 10/01/2048 208 214
3.50%, 10/01/2048 607 624
3.50%, 10/01/2048 219 225
3.50%, 11/01/2048 989 1,014
3.50%, 12/01/2048 461 474
3.50%, 02/01/2049 448 460
3.50%, 03/01/2049 771 791
3.50%, 06/01/2049 1,494 1,540
3.50%, 07/01/2049 6,944 7,145
3.50%, 07/01/2049 3,628 3,742
3.50%, 07/01/2049 4,319 4,450
3.50%, 08/01/2049 4,993 5,134
3.50%, 09/01/2049 3,385 3,513
4.00%, 07/01/2025 184 192
4.00%, 04/01/2029 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2030 $ 13 $ 14
4.00%, 12/01/2030 113 119
4.00%, 02/01/2031 37 39
4.00%, 03/01/2031 912 953
4.00%, 07/01/2031 24 25
4.00%, 10/01/2031 97 103
4.00%, 11/01/2031 23 24
4.00%, 12/01/2031 19 20
4.00%, 01/01/2032 29 30
4.00%, 09/01/2033 210 222
4.00%, 01/01/2036 216 228
4.00%, 02/01/2036 138 146
4.00%, 06/01/2036 121 128
4.00%, 01/01/2037 164 172
4.00%, 02/01/2037 417 437
4.00%, 07/01/2038 488 510
4.00%, 02/01/2039 148 154
4.00%, 10/01/2039 217 230
4.00%, 01/01/2041 380 406
4.00%, 02/01/2041 108 115
4.00%, 02/01/2041 304 325
4.00%, 09/01/2041 144 154
4.00%, 02/01/2043 148 158
4.00%, 12/01/2043 149 158
4.00%, 01/01/2044 427 454
4.00%, 06/01/2044 254 268
4.00%, 06/01/2044 388 411
4.00%, 07/01/2044 375 396
4.00%, 07/01/2044 488 516
4.00%, 09/01/2044 189 200
4.00%, 10/01/2044 700 740
4.00%, 10/01/2044 272 287
4.00%, 11/01/2044 278 294
4.00%, 12/01/2044 361 381
4.00%, 12/01/2044 95 100
4.00%, 01/01/2045 171 180
4.00%, 02/01/2045 244 257
4.00%, 02/01/2045 177 187
4.00%, 02/01/2045 466 493
4.00%, 07/01/2045 285 301
4.00%, 07/01/2045 384 405
4.00%, 09/01/2045 473 499
4.00%, 10/01/2045 131 138
4.00%, 10/01/2045 448 472
4.00%, 11/01/2045 595 628
4.00%, 11/01/2045 188 198
4.00%, 12/01/2045 139 147
4.00%, 12/01/2045 250 264
4.00%, 01/01/2046 445 470
4.00%, 02/01/2046 137 144
4.00%, 02/01/2046 540 569
4.00%, 03/01/2046 102 108
4.00%, 03/01/2046 212 224
4.00%, 04/01/2046 424 446
4.00%, 07/01/2046 617 643
4.00%, 04/01/2047 1,220 1,280
4.00%, 06/01/2047 1,200 1,257
4.00%, 08/01/2047 700 733
4.00%, 08/01/2047 1,113 1,168
4.00%, 08/01/2047 1,255 1,314
4.00%, 08/01/2047 164 171
4.00%, 09/01/2047 1,216 1,273
4.00%, 11/01/2047 2,313 2,422
4.00%, 01/01/2048 1,773 1,854
4.00%, 02/01/2048 854 893
4.00%, 03/01/2048 421 438
4.00%, 06/01/2048 14,840 15,437

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2048 $ 874 $ 911
4.00%, 06/01/2048 2,574 2,684
4.00%, 07/01/2048 679 706
4.00%, 08/01/2048 421 440
4.00%, 08/01/2048 517 538
4.00%, 09/01/2048 1,243 1,294
4.00%, 09/01/2048 9,855 10,253
4.00%, 09/01/2048 1,373 1,428
4.00%, 11/01/2048 1,148 1,194
4.00%, 12/01/2048 1,339 1,391
4.00%, 03/01/2049 879 918
4.00%, 03/01/2049 433 449
4.00%, 04/01/2049 1,210 1,258
4.00%, 04/01/2049 1,530 1,587
4.00%, 07/01/2049 3,000 3,119
4.50%, 07/01/2029 2 2
4.50%, 02/01/2030 11 12
4.50%, 04/01/2030 4 4
4.50%, 08/01/2030 77 82
4.50%, 09/01/2030 61 66
4.50%, 01/01/2031 13 14
4.50%, 04/01/2031 7 8
4.50%, 05/01/2031 12 12
4.50%, 07/01/2031 48 52
4.50%, 08/01/2031 26 28
4.50%, 02/01/2035 112 121
4.50%, 08/01/2040 216 234
4.50%, 08/01/2040 102 111
4.50%, 12/01/2040 196 213
4.50%, 06/01/2041 139 151
4.50%, 09/01/2041 209 226
4.50%, 09/01/2043 124 134
4.50%, 10/01/2043 285 307
4.50%, 01/01/2044 574 617
4.50%, 01/01/2044 496 534
4.50%, 02/01/2044 255 274
4.50%, 03/01/2044 257 277
4.50%, 03/01/2044 159 171
4.50%, 05/01/2044 634 684
4.50%, 05/01/2044 189 203
4.50%, 05/01/2044 118 127
4.50%, 06/01/2044 330 355
4.50%, 07/01/2044 228 245
4.50%, 07/01/2044 98 104
4.50%, 08/01/2044 254 272
4.50%, 08/01/2044 252 271
4.50%, 12/01/2044 327 354
4.50%, 04/01/2046 255 272
4.50%, 08/01/2046 238 254
4.50%, 01/01/2047 169 179
4.50%, 02/01/2047 320 340
4.50%, 02/01/2047 152 161
4.50%, 03/01/2047 255 271
4.50%, 03/01/2047 687 729
4.50%, 10/01/2047 299 316
4.50%, 11/01/2047 523 553
4.50%, 02/01/2048 387 408
4.50%, 04/01/2048 1,423 1,503
4.50%, 05/01/2048 799 844
4.50%, 06/01/2048 516 543
4.50%, 08/01/2048 99 104
4.50%, 08/01/2048 249 263
4.50%, 08/01/2048 767 808
4.50%, 10/01/2048 1,432 1,507
4.50%, 10/01/2048 3,030 3,200
4.50%, 11/01/2048 84 89
4.50%, 12/01/2048 1,205 1,269
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 01/01/2049 $ 1,239 $ 1,302
4.50%, 02/01/2049 1,027 1,080
4.50%, 04/01/2049 1,250 1,316
4.50%, 07/01/2049 2,494 2,632
5.00%, 07/01/2024 4 4
5.00%, 04/01/2029 8 9
5.00%, 09/01/2029 106 114
5.00%, 03/01/2030 13 14
5.00%, 08/01/2030 18 19
5.00%, 07/01/2035 155 171
5.00%, 04/01/2037 220 240
5.00%, 01/01/2039 300 331
5.00%, 07/01/2039 125 138
5.00%, 07/01/2039 129 142
5.00%, 02/01/2041 273 301
5.00%, 02/01/2041 166 183
5.00%, 05/01/2042 368 406
5.00%, 03/01/2044 166 179
5.00%, 03/01/2044 267 293
5.00%, 05/01/2044 151 165
5.00%, 11/01/2044 251 275
5.00%, 04/01/2048 198 212
5.00%, 09/01/2048 2,819 3,021
5.00%, 05/01/2049 297 318
5.00%, 06/01/2049 1,910 2,051
5.00%, 07/01/2049 827 894
5.50%, 01/01/2023 3 3
5.50%, 07/01/2023 4 4
5.50%, 08/01/2023 37 40
5.50%, 10/01/2023 46 50
5.50%, 11/01/2023 56 60
5.50%, 02/01/2026 51 55
5.50%, 03/01/2027 45 49
5.50%, 06/01/2028 5 5
5.50%, 09/01/2028 1 2
5.50%, 01/01/2029 3 4
5.50%, 01/01/2029 24 26
5.50%, 12/01/2029 20 22
5.50%, 11/01/2035 179 202
5.50%, 12/01/2036 96 108
5.50%, 03/01/2037 150 169
5.50%, 08/01/2037 139 157
5.50%, 08/01/2037 112 127
5.50%, 08/01/2037 106 119
5.50%, 05/01/2038 210 236
5.50%, 06/01/2038 108 122
6.00%, 05/01/2041 188 216
6.50%, 01/01/2038 104 120
$ 304,581
Government National Mortgage Association (GNMA) - 7.12%
2.50%, 03/20/2028 103 105
2.50%, 07/20/2028 103 104
2.50%, 03/20/2031 124 126
2.50%, 05/20/2032 162 164
2.50%, 07/20/2043 196 198
2.50%, 06/20/2045 125 126
2.50%, 12/20/2046 310 314
2.50%, 01/20/2047 493 497
3.00%, 07/20/2030 219 225
3.00%, 01/20/2031 136 140
3.00%, 07/20/2032 191 196
3.00%, 01/20/2033 95 98
3.00%, 09/20/2042 1,336 1,382
3.00%, 10/15/2042 247 254
3.00%, 12/20/2042 378 391
3.00%, 01/20/2043 537 555
3.00%, 03/20/2043 721 746

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 03/20/2043 $ 225 $ 232
3.00%, 04/20/2043 943 976
3.00%, 06/15/2043 329 339
3.00%, 06/20/2043 205 212
3.00%, 07/15/2043 112 115
3.00%, 08/15/2043 207 213
3.00%, 08/15/2043 226 233
3.00%, 08/20/2043 97 101
3.00%, 09/20/2043 367 379
3.00%, 10/20/2043 186 192
3.00%, 11/20/2043 137 142
3.00%, 03/20/2044 264 274
3.00%, 08/20/2044 1,085 1,122
3.00%, 11/15/2044 267 275
3.00%, 11/20/2044 423 436
3.00%, 12/20/2044 504 520
3.00%, 02/15/2045 303 312
3.00%, 05/20/2045 444 459
3.00%, 07/15/2045 211 217
3.00%, 07/20/2045 1,411 1,455
3.00%, 08/15/2045 239 246
3.00%, 08/20/2045 962 998
3.00%, 10/20/2045 910 939
3.00%, 11/20/2045 522 539
3.00%, 12/20/2045 752 776
3.00%, 01/20/2046 192 198
3.00%, 02/20/2046 245 253
3.00%, 03/20/2046 1,273 1,312
3.00%, 04/20/2046 885 912
3.00%, 05/20/2046 777 800
3.00%, 06/20/2046 321 331
3.00%, 07/20/2046 1,168 1,204
3.00%, 08/20/2046 2,409 2,484
3.00%, 09/20/2046 1,387 1,431
3.00%, 10/01/2046 5,000 5,131
3.00%, 10/20/2046 910 938
3.00%, 11/20/2046 1,379 1,422
3.00%, 11/20/2046 382 394
3.00%, 12/20/2046 1,661 1,713
3.00%, 01/20/2047 1,097 1,131
3.00%, 07/20/2047 57 59
3.00%, 10/20/2047 1,324 1,361
3.00%, 11/20/2047 637 655
3.00%, 12/20/2047 2,025 2,080
3.00%, 01/20/2048 884 908
3.00%, 02/20/2048 951 977
3.00%, 03/20/2048 889 913
3.50%, 09/20/2028 143 147
3.50%, 04/20/2042 949 1,008
3.50%, 05/20/2042 988 1,049
3.50%, 06/20/2042 276 294
3.50%, 07/20/2042 1,100 1,168
3.50%, 10/20/2042 650 690
3.50%, 01/15/2043 397 418
3.50%, 01/20/2043 328 349
3.50%, 02/20/2043 1,009 1,071
3.50%, 03/20/2043 423 445
3.50%, 03/20/2043 963 1,023
3.50%, 04/15/2043 116 123
3.50%, 04/20/2043 676 718
3.50%, 04/20/2043 948 1,007
3.50%, 07/20/2043 1,120 1,190
3.50%, 08/15/2043 111 117
3.50%, 08/20/2043 916 970
3.50%, 09/20/2043 599 634
3.50%, 07/20/2044 791 830
3.50%, 08/20/2044 828 869
3.50%, 09/20/2044 308 323
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 10/20/2044 $ 333 $ 349
3.50%, 11/20/2044 366 383
3.50%, 12/20/2044 410 429
3.50%, 02/20/2045 409 428
3.50%, 05/20/2045 568 594
3.50%, 06/20/2045 114 119
3.50%, 07/20/2045 825 862
3.50%, 08/20/2045 376 394
3.50%, 09/20/2045 203 213
3.50%, 10/20/2045 1,530 1,606
3.50%, 11/20/2045 1,234 1,290
3.50%, 12/20/2045 771 808
3.50%, 01/20/2046 1,500 1,569
3.50%, 02/20/2046 110 115
3.50%, 03/20/2046 1,323 1,383
3.50%, 04/20/2046 808 845
3.50%, 05/20/2046 1,118 1,167
3.50%, 06/20/2046 1,462 1,525
3.50%, 07/15/2046 104 108
3.50%, 07/20/2046 599 624
3.50%, 08/20/2046 927 967
3.50%, 09/20/2046 1,059 1,104
3.50%, 10/01/2046 16,500 17,093
3.50%, 10/20/2046 1,254 1,309
3.50%, 11/20/2046 963 1,006
3.50%, 12/20/2046 996 1,037
3.50%, 01/20/2047 1,109 1,154
3.50%, 02/20/2047 693 721
3.50%, 03/20/2047 979 1,020
3.50%, 04/20/2047 250 260
3.50%, 05/20/2047 731 760
3.50%, 06/20/2047 1,137 1,182
3.50%, 07/20/2047 1,175 1,221
3.50%, 08/20/2047 795 827
3.50%, 09/20/2047 252 263
3.50%, 10/20/2047 845 877
3.50%, 11/20/2047 1,076 1,118
3.50%, 12/20/2047 1,241 1,289
3.50%, 01/20/2048 1,844 1,915
3.50%, 02/20/2048 277 287
3.50%, 07/20/2048 555 575
4.00%, 08/15/2040 93 98
4.00%, 12/20/2040 39 42
4.00%, 08/15/2041 94 100
4.00%, 11/15/2041 120 129
4.00%, 03/15/2042 131 138
4.00%, 03/20/2042 191 203
4.00%, 04/20/2042 164 175
4.00%, 05/15/2042 361 384
4.00%, 10/20/2043 102 109
4.00%, 11/20/2043 234 250
4.00%, 02/20/2044 559 596
4.00%, 03/15/2044 225 242
4.00%, 05/20/2044 365 389
4.00%, 06/20/2044 271 288
4.00%, 07/20/2044 1,086 1,156
4.00%, 08/20/2044 763 813
4.00%, 09/20/2044 685 729
4.00%, 10/20/2044 913 972
4.00%, 11/20/2044 416 443
4.00%, 12/20/2044 726 772
4.00%, 01/20/2045 602 641
4.00%, 04/20/2045 391 416
4.00%, 05/15/2045 173 182
4.00%, 07/20/2045 162 172
4.00%, 08/20/2045 453 481
4.00%, 09/20/2045 654 695
4.00%, 10/20/2045 342 362

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 11/20/2045 $ 122 $ 129
4.00%, 12/15/2045 150 161
4.00%, 12/20/2045 301 319
4.00%, 01/20/2046 192 204
4.00%, 02/20/2046 280 298
4.00%, 04/20/2046 469 498
4.00%, 05/20/2046 235 250
4.00%, 07/20/2046 502 530
4.00%, 10/01/2046 7,200 7,488
4.00%, 01/20/2047 1,068 1,121
4.00%, 02/20/2047 926 971
4.00%, 03/20/2047 910 955
4.00%, 05/20/2047 1,251 1,310
4.00%, 06/20/2047 1,242 1,301
4.00%, 07/20/2047 3,132 3,266
4.00%, 08/20/2047 144 150
4.00%, 09/20/2047 9,674 10,106
4.00%, 10/20/2047 707 738
4.00%, 06/20/2048 326 339
4.00%, 08/20/2048 818 852
4.00%, 09/20/2048 306 319
4.00%, 10/20/2048 1,819 1,892
4.00%, 11/20/2048 821 854
4.00%, 12/20/2048 679 708
4.50%, 02/15/2039 129 141
4.50%, 05/15/2039 130 141
4.50%, 11/15/2039 258 289
4.50%, 04/15/2040 372 405
4.50%, 01/20/2041 43 46
4.50%, 02/20/2041 43 46
4.50%, 03/20/2041 34 37
4.50%, 07/15/2041 168 181
4.50%, 05/20/2043 170 186
4.50%, 06/20/2043 156 171
4.50%, 10/20/2043 150 161
4.50%, 11/20/2043 486 522
4.50%, 03/20/2044 659 707
4.50%, 04/20/2044 30 32
4.50%, 05/20/2044 479 513
4.50%, 07/20/2044 247 265
4.50%, 12/20/2044 103 111
4.50%, 02/20/2045 275 294
4.50%, 03/20/2045 125 134
4.50%, 04/20/2045 152 163
4.50%, 06/20/2046 163 174
4.50%, 12/20/2046 464 496
4.50%, 02/20/2047 338 358
4.50%, 04/20/2047 272 286
4.50%, 06/15/2047 197 211
4.50%, 08/20/2047 611 642
4.50%, 10/20/2047 306 322
4.50%, 05/20/2048 4,803 5,024
4.50%, 08/20/2048 1,187 1,245
4.50%, 10/20/2048 765 802
4.50%, 11/20/2048 1,241 1,302
4.50%, 12/20/2048 400 420
5.00%, 07/15/2035 104 115
5.00%, 04/15/2041 236 264
5.00%, 08/20/2041 93 103
5.00%, 04/20/2042 86 95
5.00%, 12/20/2042 236 261
5.00%, 07/20/2043 137 152
5.00%, 02/20/2044 138 152
5.00%, 03/20/2044 96 106
5.00%, 12/20/2045 124 137
5.00%, 03/20/2048 231 248
5.00%, 06/20/2048 4,724 5,014
5.00%, 10/20/2048 401 424
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 01/15/2040 $ 106 $ 121
5.50%, 06/20/2040 70 78
5.50%, 01/20/2041 205 230
5.50%, 10/20/2042 91 103
5.50%, 09/20/2043 112 125
6.00%, 04/15/2035 14 16
$ 178,476
U.S. Treasury - 39.50%
1.13%, 02/28/2021 4,685 4,644
1.13%, 06/30/2021 11,300 11,188
1.13%, 07/31/2021 3,250 3,218
1.13%, 08/31/2021 4,050 4,009
1.13%, 09/30/2021 3,730 3,692
1.25%, 03/31/2021 10,040 9,967
1.25%, 10/31/2021 5,200 5,158
1.25%, 07/31/2023 5,000 4,940
1.25%, 08/31/2024 7,600 7,493
1.38%, 10/31/2020 2,285 2,274
1.38%, 01/31/2021 5,650 5,620
1.38%, 04/30/2021 7,510 7,469
1.38%, 05/31/2021 4,265 4,241
1.38%, 06/30/2023 4,050 4,020
1.38%, 09/30/2023 2,220 2,204
1.38%, 08/31/2026 3,400 3,345
1.50%, 01/31/2022 3,104 3,096
1.50%, 02/28/2023 2,995 2,987
1.50%, 03/31/2023 3,340 3,332
1.50%, 09/30/2024 5,950 5,935
1.50%, 08/15/2026 10,725 10,640
1.63%, 10/15/2020 5,753 5,741
1.63%, 11/30/2020 4,280 4,271
1.63%, 08/15/2022 1,990 1,993
1.63%, 08/31/2022 3,960 3,963
1.63%, 11/15/2022 2,790 2,794
1.63%, 04/30/2023 3,000 3,004
1.63%, 05/31/2023 3,540 3,547
1.63%, 10/31/2023 3,035 3,042
1.63%, 02/15/2026 13,250 13,255
1.63%, 05/15/2026 3,345 3,347
1.63%, 09/30/2026 2,000 2,000
1.63%, 08/15/2029 1,200 1,194
1.75%, 10/31/2020 2,250 2,249
1.75%, 11/15/2020 1,000 999
1.75%, 12/31/2020 2,475 2,473
1.75%, 11/30/2021 1,000 1,002
1.75%, 02/28/2022 3,680 3,692
1.75%, 03/31/2022 4,435 4,452
1.75%, 04/30/2022 3,335 3,348
1.75%, 05/15/2022 3,430 3,444
1.75%, 05/31/2022 5,280 5,300
1.75%, 06/30/2022 3,860 3,877
1.75%, 09/30/2022 1,640 1,648
1.75%, 01/31/2023 2,560 2,574
1.75%, 05/15/2023 2,517 2,532
1.88%, 12/15/2020 2,905 2,908
1.88%, 11/30/2021 3,107 3,123
1.88%, 01/31/2022 3,580 3,600
1.88%, 02/28/2022 3,000 3,018
1.88%, 03/31/2022 6,700 6,746
1.88%, 04/30/2022 3,640 3,665
1.88%, 05/31/2022 4,785 4,820
1.88%, 07/31/2022 3,640 3,667
1.88%, 08/31/2022 3,810 3,842
1.88%, 09/30/2022 4,005 4,041
1.88%, 10/31/2022 4,000 4,035
1.88%, 08/31/2024 4,000 4,059
1.88%, 07/31/2026 7,400 7,522
2.00%, 11/30/2020 500 501

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 01/15/2021 $ 1,990 $ 1,995
2.00%, 02/28/2021 3,720 3,733
2.00%, 05/31/2021 3,800 3,818
2.00%, 08/31/2021 3,995 4,020
2.00%, 10/31/2021 2,620 2,638
2.00%, 11/15/2021 4,500 4,534
2.00%, 12/31/2021 2,890 2,913
2.00%, 02/15/2022 1,545 1,559
2.00%, 07/31/2022 3,331 3,369
2.00%, 10/31/2022 4,050 4,100
2.00%, 11/30/2022 6,410 6,491
2.00%, 02/15/2023 4,597 4,660
2.00%, 04/30/2024 4,035 4,112
2.00%, 05/31/2024 6,765 6,900
2.00%, 06/30/2024 5,195 5,296
2.00%, 02/15/2025 8,570 8,750
2.00%, 08/15/2025 4,000 4,089
2.00%, 11/15/2026 8,630 8,850
2.13%, 01/31/2021 2,105 2,115
2.13%, 05/31/2021 3,000 3,020
2.13%, 06/30/2021 2,965 2,987
2.13%, 08/15/2021 3,140 3,165
2.13%, 09/30/2021 2,955 2,982
2.13%, 12/31/2021 3,105 3,139
2.13%, 05/15/2022 4,160 4,214
2.13%, 06/30/2022 4,365 4,428
2.13%, 12/31/2022 9,760 9,927
2.13%, 11/30/2023 3,080 3,148
2.13%, 02/29/2024 2,260 2,314
2.13%, 03/31/2024 10,250 10,498
2.13%, 07/31/2024 5,810 5,958
2.13%, 09/30/2024 4,770 4,895
2.13%, 11/30/2024 4,460 4,580
2.13%, 05/15/2025 8,950 9,203
2.13%, 05/31/2026 2,000 2,064
2.25%, 03/31/2021 5,340 5,379
2.25%, 04/30/2021 3,537 3,565
2.25%, 07/31/2021 5,370 5,424
2.25%, 04/15/2022 4,315 4,383
2.25%, 12/31/2023 3,655 3,756
2.25%, 01/31/2024 5,850 6,016
2.25%, 04/30/2024 4,850 4,996
2.25%, 10/31/2024 3,336 3,445
2.25%, 11/15/2024 10,663 11,012
2.25%, 12/31/2024 3,000 3,101
2.25%, 11/15/2025 2,500 2,593
2.25%, 03/31/2026 5,000 5,195
2.25%, 02/15/2027 8,160 8,514
2.25%, 08/15/2027 7,535 7,877
2.25%, 11/15/2027 6,990 7,312
2.25%, 08/15/2046 4,870 4,994
2.25%, 08/15/2049 2,225 2,288
2.38%, 12/31/2020 2,309 2,325
2.38%, 03/15/2021 3,000 3,027
2.38%, 04/15/2021 3,600 3,634
2.38%, 03/15/2022 4,230 4,311
2.38%, 01/31/2023 4,235 4,343
2.38%, 02/29/2024 4,635 4,795
2.38%, 08/15/2024 4,595 4,766
2.38%, 04/30/2026 5,000 5,236
2.38%, 05/15/2027 6,185 6,517
2.38%, 05/15/2029 8,350 8,867
2.50%, 12/31/2020 4,255 4,292
2.50%, 01/31/2021 4,420 4,461
2.50%, 02/28/2021 4,520 4,566
2.50%, 01/15/2022 4,200 4,281
2.50%, 02/15/2022 4,295 4,382
2.50%, 03/31/2023 4,560 4,703
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.50%, 08/15/2023 $ 13,632 $ 14,105
2.50%, 01/31/2024 4,530 4,705
2.50%, 05/15/2024 3,066 3,192
2.50%, 01/31/2025 3,300 3,454
2.50%, 02/15/2045 5,395 5,805
2.50%, 02/15/2046 7,575 8,156
2.50%, 05/15/2046 4,425 4,766
2.63%, 11/15/2020 6,000 6,054
2.63%, 05/15/2021 3,320 3,368
2.63%, 06/15/2021 3,875 3,934
2.63%, 07/15/2021 9,320 9,471
2.63%, 12/15/2021 4,045 4,134
2.63%, 02/28/2023 4,265 4,412
2.63%, 06/30/2023 4,360 4,526
2.63%, 12/31/2023 4,360 4,548
2.63%, 03/31/2025 1,805 1,903
2.63%, 02/15/2029 6,785 7,343
2.75%, 11/30/2020 4,425 4,473
2.75%, 08/15/2021 3,645 3,716
2.75%, 09/15/2021 4,285 4,377
2.75%, 04/30/2023 4,205 4,376
2.75%, 05/31/2023 5,000 5,208
2.75%, 07/31/2023 2,700 2,817
2.75%, 08/31/2023 4,495 4,695
2.75%, 11/15/2023 5,656 5,920
2.75%, 02/15/2024 5,336 5,601
2.75%, 02/28/2025 3,535 3,747
2.75%, 06/30/2025 4,570 4,857
2.75%, 02/15/2028 7,605 8,257
2.75%, 08/15/2042 1,591 1,786
2.75%, 11/15/2042 2,610 2,929
2.75%, 08/15/2047 4,280 4,844
2.75%, 11/15/2047 5,265 5,963
2.88%, 10/31/2020 4,340 4,389
2.88%, 10/15/2021 4,110 4,210
2.88%, 11/15/2021 3,235 3,317
2.88%, 09/30/2023 4,750 4,989
2.88%, 10/31/2023 4,450 4,678
2.88%, 11/30/2023 4,535 4,773
2.88%, 04/30/2025 2,475 2,644
2.88%, 05/31/2025 4,120 4,404
2.88%, 07/31/2025 2,000 2,141
2.88%, 11/30/2025 3,435 3,689
2.88%, 05/15/2028 4,400 4,829
2.88%, 08/15/2028 11,265 12,386
2.88%, 05/15/2043 5,703 6,539
2.88%, 08/15/2045 4,255 4,903
2.88%, 11/15/2046 4,690 5,427
2.88%, 05/15/2049 4,310 5,027
3.00%, 09/30/2025 820 885
3.00%, 10/31/2025 4,500 4,861
3.00%, 05/15/2042 1,200 1,403
3.00%, 11/15/2044 4,995 5,867
3.00%, 05/15/2045 4,260 5,016
3.00%, 11/15/2045 4,735 5,585
3.00%, 02/15/2047 4,540 5,382
3.00%, 05/15/2047 4,900 5,806
3.00%, 02/15/2048 4,050 4,809
3.00%, 08/15/2048 5,255 6,249
3.00%, 02/15/2049 3,465 4,131
3.13%, 05/15/2021 4,745 4,850
3.13%, 11/15/2028 4,855 5,451
3.13%, 11/15/2041 1,700 2,026
3.13%, 02/15/2042 1,300 1,550
3.13%, 02/15/2043 4,020 4,795
3.13%, 08/15/2044 4,060 4,865
3.13%, 05/15/2048 4,020 4,886
3.38%, 05/15/2044 5,540 6,901

Schedule of Investments
Bond Market Index Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.38%, 11/15/2048 $ 5,255 $ 6,696
3.63%, 02/15/2021 5,665 5,808
3.63%, 08/15/2043 3,570 4,604
3.63%, 02/15/2044 5,760 7,446
3.75%, 08/15/2041 1,100 1,433
3.75%, 11/15/2043 5,400 7,103
3.88%, 08/15/2040 1,669 2,207
4.25%, 05/15/2039 3,040 4,187
4.25%, 11/15/2040 2,060 2,859
4.38%, 11/15/2039 600 842
4.38%, 05/15/2040 3,159 4,443
4.38%, 05/15/2041 1,660 2,346
4.50%, 02/15/2036 2,000 2,757
4.50%, 05/15/2038 710 1,001
4.50%, 08/15/2039 1,235 1,756
4.75%, 02/15/2041 2,628 3,884
5.25%, 11/15/2028 2,415 3,146
5.25%, 02/15/2029 2,000 2,620
5.38%, 02/15/2031 3,616 4,985
6.00%, 02/15/2026 2,000 2,531
6.13%, 11/15/2027 2,225 2,983
6.13%, 08/15/2029 1,000 1,403
6.25%, 05/15/2030 1,500 2,164
6.38%, 08/15/2027 1,830 2,470
6.88%, 08/15/2025 1,000 1,295
8.00%, 11/15/2021 510 577
$ 990,231
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,607,401
Total Investments $ 2,593,513
Other Assets and Liabilities -  (3.46)% (86,588)
TOTAL NET ASSETS - 100.00% $ 2,506,925
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,764 or
0.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,353 or 0.57% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security purchased on a when-issued basis.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $563 or 0.02%
of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 43.45%
Mortgage Securities 26.50%
Financial 8.12%
Money Market Funds 4.80%
Consumer, Non-cyclical 4.45%
Energy 2.60%
Communications 2.35%
Investment Companies 2.28%
Industrial 1.96%
Utilities 1.81%
Technology 1.76%
Consumer, Cyclical 1.50%
Basic Materials 0.72%
Revenue Bonds 0.40%
Asset Backed Securities 0.40%
General Obligation Unlimited 0.29%
Insured 0.06%
General Obligation Limited 0.01%
Other Assets and Liabilities
(3.46)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 120,512 $ 750,390 $ 754,275 $ 116,627
$ 120,512 $ 750,390 $ 754,275 $ 116,627
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 2,015 $ — $ — $ —
$ 2,015 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.79% Shares Held Value (000's)
Money Market Funds - 4.79%
BlackRock Liquidity FedFund 1.79%
(a),(b)
1,207,058 $ 1,207
Principal Government Money Market Fund
1.92%
(a),(c)
14,395,755 14,396
$ 15,603
TOTAL INVESTMENT COMPANIES $ 15,603
COMMON STOCKS - 0.01% Shares Held Value (000's)
Oil & Gas Services - 0.01%
Patterson-UTI Energy Inc 2,177 19
TOTAL COMMON STOCKS $ 19
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(d),(e),(f)
81,952 $ 4
TOTAL PREFERRED STOCKS $ 4
BONDS - 52.12%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.56%
Air 2 US
8.63%, 10/01/2020
(g)
$ 2 $ 2
Boeing Co/The
2.70%, 02/01/2027 415 422
3.10%, 05/01/2026 190 199
3.20%, 03/01/2029 200 210
3.50%, 03/01/2039 65 68
3.63%, 03/01/2048 155 162
3.75%, 02/01/2050 180 194
3.90%, 05/01/2049 155 170
Bombardier Inc
6.13%, 01/15/2023
(g)
120 122
7.50%, 03/15/2025
(g)
245 245
7.88%, 04/15/2027
(g)
45 45
Lockheed Martin Corp
2.90%, 03/01/2025 360 373
4.09%, 09/15/2052 120 141
TransDigm Inc
6.25%, 03/15/2026
(g)
80 86
7.50%, 03/15/2027 215 234
Triumph Group Inc
5.25%, 06/01/2022 55 55
6.25%, 09/15/2024
(g)
60 62
7.75%, 08/15/2025
(h)
210 212
United Technologies Corp
2.80%, 05/04/2024 420 432
3.10%, 06/01/2022 65 67
3.65%, 08/16/2023 150 159
3.95%, 08/16/2025 390 427
4.13%, 11/16/2028 495 560
4.45%, 11/16/2038 115 137
4.50%, 06/01/2042 130 156
4.63%, 11/16/2048 80 100
5.40%, 05/01/2035 40 51
$ 5,091
Agriculture - 0.94%
Altria Group Inc
4.00%, 01/31/2024 235 248
4.50%, 05/02/2043 5 5
5.80%, 02/14/2039 85 98
5.95%, 02/14/2049 210 247
BAT Capital Corp
2.77%, 08/14/2020 200 200
3 Month USD LIBOR + 0.59%
3.22%, 08/15/2024 170 172
3.22%, 09/06/2026 345 341
Imperial Brands Finance PLC
3.75%, 07/21/2022
(g)
220 226
JBS Investments II GmbH
7.00%, 01/15/2026
(g)
200 216
Philip Morris International Inc
2.38%, 08/17/2022 120 121
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Pinnacle Operating Corp
9.00%, 05/15/2023
(g)
$ 118 $ 41
Reynolds American Inc
5.70%, 08/15/2035 300 335
5.85%, 08/15/2045 45 50
6.88%, 05/01/2020 580 595
7.00%, 08/04/2041 120 149
$ 3,044
Airlines - 0.75%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 549 575
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 124 130
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 24 25
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 206 210
American Airlines 2017-1 Class AA Pass Through
Trust
3.65%, 08/15/2030 145 154
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 93 99
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 328 345
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 232 244
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 196 204
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 192 200
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 160 160
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 103 109
$ 2,455
Automobile Asset Backed Securities - 1.70%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 516 517
Carmax Auto Owner Trust 2018-4
2.23%, 02/15/2022 1,474 1,474
1.00 x 1 Month USD LIBOR + 0.20%
Drive Auto Receivables Trust 2018-5
2.35%, 07/15/2021 37 37
1.00 x 1 Month USD LIBOR + 0.32%
Drive Auto Receivables Trust 2019-1
2.42%, 09/15/2021 166 166
1.00 x 1 Month USD LIBOR + 0.39%
GM Financial Automobile Leasing Trust 2018-2
2.26%, 07/20/2020 581 581
1.00 x 1 Month USD LIBOR + 0.22%
Santander Drive Auto Receivables Trust 2018-5
2.26%, 07/15/2021 690 690
1.00 x 1 Month USD LIBOR + 0.23%
Santander Drive Auto Receivables Trust 2019-1
2.30%, 01/18/2022 1,610 1,610
1.00 x 1 Month USD LIBOR + 0.27%

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 $ 453 $ 455
$ 5,530
Automobile Manufacturers - 0.52%
Daimler Finance North America LLC
2.70%, 08/03/2020
(g)
450 452
2.85%, 01/06/2022
(g)
180 182
General Motors Co
6.25%, 10/02/2043 30 33
6.60%, 04/01/2036 275 315
General Motors Financial Co Inc
3.28%, 01/05/2023 450 444
3 Month USD LIBOR + 0.99%
3.85%, 01/05/2028 100 99
Navistar International Corp
6.63%, 11/01/2025
(g)
175 178
$ 1,703
Automobile Parts & Equipment - 0.04%
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(g)
130 137
Banks - 6.24%
Banco de Credito del Peru
2.70%, 01/11/2025
(g)
100 100
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(g),(i)
150 150
Bank of America Corp
3.19%, 07/23/2030
(j)
345 356
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(j)
360 375
3 Month USD LIBOR + 0.97%
3.50%, 05/17/2022
(j)
200 204
3 Month USD LIBOR + 0.63%
3.97%, 02/07/2030
(j)
525 574
3 Month USD LIBOR + 1.21%
4.10%, 07/24/2023 180 192
4.20%, 08/26/2024 830 890
4.25%, 10/22/2026 150 162
4.27%, 07/23/2029
(j)
210 234
3 Month USD LIBOR + 1.31%
Barclays PLC
7.75%, 12/31/2049
(j),(k)
400 416
USD Swap Semi-Annual 5 Year + 4.84%
Branch Banking & Trust Co
2.64%, 09/17/2029
(j)
320 318
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
CIT Group Inc
4.13%, 03/09/2021 75 76
5.00%, 08/15/2022 120 127
5.25%, 03/07/2025 20 22
5.80%, 12/31/2049
(h),(j),(k)
95 96
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.52%, 10/27/2028
(j)
390 408
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 230 281
Cooperatieve Rabobank UA
4.75%, 01/15/2020
(g)
490 494
DBS Group Holdings Ltd
4.52%, 12/11/2028
(g),(j)
515 547
USD Swap Rate NY 5 Year + 1.59%
Discover Bank
3.10%, 06/04/2020 345 347
First Republic Bank/CA
2.50%, 06/06/2022 500 502
4.63%, 02/13/2047 500 575
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 $ 535 $ 561
3.85%, 01/26/2027 625 663
5.75%, 01/24/2022 1,055 1,137
6.75%, 10/01/2037 300 405
HSBC Holdings PLC
3.80%, 03/11/2025
(j)
200 208
3 Month USD LIBOR + 1.21%
JPMorgan Chase & Co
3.21%, 04/01/2023
(j)
360 369
3 Month USD LIBOR + 0.70%
3.63%, 05/13/2024 100 106
3.96%, 11/15/2048
(j)
100 112
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 125 156
5.50%, 10/15/2040 260 348
KeyBank NA/Cleveland OH
3.30%, 02/01/2022 250 257
Morgan Stanley
4.43%, 01/23/2030
(j)
140 157
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 285 319
5.55%, 12/31/2049
(j),(k)
165 167
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 240 251
6.38%, 07/24/2042 270 392
MUFG Union Bank NA
3.15%, 04/01/2022 250 256
Popular Inc
6.13%, 09/14/2023 25 27
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(j)
400 418
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 555 592
7.50%, 12/31/2049
(j),(k)
425 434
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(g)
450 478
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(j),(k)
485 489
USD Swap Semi-Annual 5 Year + 3.85%
SunTrust Bank/Atlanta GA
4.05%, 11/03/2025 165 180
Svenska Handelsbanken AB
3.90%, 11/20/2023 345 369
Synchrony Bank
3.00%, 06/15/2022 650 659
UBS AG/London
4.50%, 06/26/2048
(g)
200 248
UBS AG/Stamford CT
2.35%, 03/26/2020 450 451
UBS Group Funding Switzerland AG
6.87%, 12/31/2049
(j),(k)
440 457
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 225 232
Wells Fargo & Co
3.75%, 01/24/2024 485 513
4.40%, 06/14/2046 140 157
Westpac Banking Corp
4.11%, 07/24/2034
(j)
320 334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 130 144
Zions Bancorp NA
3.50%, 08/27/2021 790 807
$ 20,299

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0.78%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 $ 115 $ 123
4.90%, 02/01/2046 395 471
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 190 203
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 100 101
4.38%, 04/15/2038 145 162
4.75%, 04/15/2058 70 82
5.45%, 01/23/2039 225 285
5.55%, 01/23/2049 390 510
Constellation Brands Inc
2.65%, 11/07/2022 255 258
4.40%, 11/15/2025 70 77
5.25%, 11/15/2048 110 138
Keurig Dr Pepper Inc
3.55%, 05/25/2021 115 118
$ 2,528
Biotechnology - 0.30%
Amgen Inc
2.20%, 05/11/2020 315 315
3.88%, 11/15/2021 100 103
Celgene Corp
2.88%, 08/15/2020 315 317
5.25%, 08/15/2043 30 38
Gilead Sciences Inc
3.65%, 03/01/2026 100 107
4.40%, 12/01/2021 100 104
$ 984
Building Materials - 0.16%
BMC East LLC
5.50%, 10/01/2024
(g)
200 208
Builders FirstSource Inc
5.63%, 09/01/2024
(g)
78 81
6.75%, 06/01/2027
(g)
140 151
Norbord Inc
5.75%, 07/15/2027
(g)
65 66
$ 506
Chemicals - 0.57%
Alpek SAB de CV
4.25%, 09/18/2029
(g)
200 202
Aruba Investments Inc
8.75%, 02/15/2023
(g)
203 201
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 76
CF Industries Inc
7.13%, 05/01/2020 20 21
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
165 160
6.88%, 06/15/2025
(g)
150 150
DuPont de Nemours Inc
5.32%, 11/15/2038 190 232
5.42%, 11/15/2048 265 336
LYB International Finance III LLC
4.20%, 10/15/2049
(i)
130 129
NOVA Chemicals Corp
5.25%, 08/01/2023
(g)
35 35
5.25%, 06/01/2027
(g)
100 104
SABIC Capital II BV
4.00%, 10/10/2023
(g)
200 210
$ 1,856
Commercial Mortgage Backed Securities - 4.60%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.71%, 09/15/2048 500 537
BANK 2017-BNK9
4.03%, 11/15/2054
(l)
500 544
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BBCMS MORTGAGE TRUST 2017-C1
3.67%, 02/15/2050 $ 500 $ 544
BENCHMARK 2018-B4
4.12%, 07/15/2051
(l)
500 564
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 947
Citigroup Commercial Mortgage Trust
2015-GC29
4.28%, 04/10/2048
(l)
500 528
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 371
Citigroup Commercial Mortgage Trust 2018-B2
4.01%, 03/10/2051 350 391
COMM 2013-CCRE11 Mortgage Trust
1.10%, 08/10/2050
(l),(m)
6,009 200
COMM 2013-CCRE8 Mortgage Trust
4.09%, 06/10/2046
(g),(l)
350 366
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(l)
250 272
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 1,000 1,133
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(l),(m)
131 1
DBUBS 2011-LC2 Mortgage Trust
4.54%, 07/10/2044
(g)
749 770
GS Mortgage Securities Trust 2011-GC5
1.50%, 08/10/2044
(g),(l),(m)
9,238 163
GS Mortgage Securities Trust 2012-GCJ7
2.36%, 05/10/2045
(l),(m)
1,705 57
GS Mortgage Securities Trust 2013-GC16
1.21%, 11/10/2046
(l),(m)
1,938 70
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(l)
250 259
GS Mortgage Securities Trust 2014-GC26
1.13%, 11/10/2047
(l),(m)
4,437 181
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 400
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 1,000 1,082
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052 300 327
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043
(g)
400 404
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.55%, 08/15/2046
(g),(l)
350 365
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.66%, 12/15/2047
(l),(m)
2,198 85
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
1.11%, 12/15/2046
(l),(m)
8,096 265
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 516
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.56%, 11/15/2047
(l)
500 527
LB-UBS Commercial Mortgage Trust 2007-C1
0.35%, 02/15/2040
(l),(m)
402 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.60%, 08/15/2045
(g),(l),(m)
3,275 107

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.16%, 02/15/2047
(l),(m)
$ 6,354 $ 188
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.16%, 06/15/2047
(l),(m)
3,537 128
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27
3.75%, 12/15/2047 100 108
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 500 514
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.21%, 10/15/2030
(g),(l),(m)
3,542 93
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 138 141
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 255 260
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.78%, 12/10/2045
(g),(l),(m)
1,214 49
3.32%, 12/10/2045
(g)
500 513
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.21%, 03/10/2046
(g),(l)
175 169
Wells Fargo Commercial Mortgage Trust
2015-NXS1
3.66%, 05/15/2048
(l)
700 735
WFRBS Commercial Mortgage Trust 2013-C12
1.38%, 03/15/2048
(g),(l),(m)
2,489 82
$ 14,956
Commercial Services - 0.54%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
145 123
DP World PLC
6.85%, 07/02/2037 100 132
ERAC USA Finance LLC
7.00%, 10/15/2037
(g)
100 142
Garda World Security Corp
7.25%, 11/15/2021
(g)
25 25
8.75%, 05/15/2025
(g)
130 133
Global Payments Inc
2.65%, 02/15/2025 180 181
PayPal Holdings Inc
2.20%, 09/26/2022 265 266
2.65%, 10/01/2026 240 242
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
95 102
8.25%, 11/15/2026
(g)
60 66
Tms International Holding Corp
7.25%, 08/15/2025
(g)
195 167
United Rentals North America Inc
4.63%, 10/15/2025 75 77
4.88%, 01/15/2028 75 78
5.88%, 09/15/2026 15 16
$ 1,750
Computers - 0.99%
Apple Inc
2.20%, 09/11/2029 275 270
2.40%, 05/03/2023 100 102
2.75%, 01/13/2025 220 227
2.85%, 05/11/2024 665 690
3.00%, 02/09/2024 270 281
3.35%, 02/09/2027 385 412
Dell Inc
4.63%, 04/01/2021
(h)
155 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(g)
$ 530 $ 568
7.13%, 06/15/2024
(g)
330 348
8.35%, 07/15/2046
(g)
125 165
$ 3,222
Consumer Products - 0.01%
Prestige Brands Inc
5.38%, 12/15/2021
(g)
35 35
Distribution & Wholesale - 0.06%
American Builders & Contractors Supply Co Inc
5.75%, 12/15/2023
(g)
95 98
5.88%, 05/15/2026
(g)
105 110
$ 208
Diversified Financial Services - 1.42%
Aircastle Ltd
5.13%, 03/15/2021 20 21
Ally Financial Inc
4.25%, 04/15/2021 30 31
Avolon Holdings Funding Ltd
5.50%, 01/15/2023
(g)
175 187
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
(g)
110 107
3.50%, 09/10/2049
(g)
185 181
Brookfield Finance Inc
3.90%, 01/25/2028 395 415
4.00%, 04/01/2024 750 798
4.70%, 09/20/2047 80 88
4.85%, 03/29/2029 100 113
Credit Acceptance Corp
6.13%, 02/15/2021 105 105
6.63%, 03/15/2026
(g)
285 305
7.38%, 03/15/2023 160 166
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 209
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(l),(n)
185 187
Navient Corp
6.13%, 03/25/2024 105 109
6.63%, 07/26/2021 165 173
6.75%, 06/15/2026
(h)
170 174
Nuveen Finance LLC
4.13%, 11/01/2024
(g)
640 692
Nuveen LLC
4.00%, 11/01/2028
(g)
160 179
Springleaf Finance Corp
5.63%, 03/15/2023 75 80
6.63%, 01/15/2028 90 97
6.88%, 03/15/2025 190 209
$ 4,626
Electric - 3.01%
Alabama Power Co
3.45%, 10/01/2049 185 191
CMS Energy Corp
3.00%, 05/15/2026 145 149
4.70%, 03/31/2043 135 155
Commonwealth Edison Co
4.00%, 03/01/2049 255 294
Consolidated Edison Co of New York Inc
4.63%, 12/01/2054 150 180
Dominion Energy Inc
2.58%, 07/01/2020 900 902
3.90%, 10/01/2025 115 123
4.25%, 06/01/2028 305 338
DTE Electric Co
3.95%, 03/01/2049 75 86

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
3.40%, 06/15/2029 $ 455 $ 474
6.38%, 04/15/2033 85 114
Duke Energy Florida LLC
3.80%, 07/15/2028 295 325
Electricite de France SA
5.63%, 12/31/2049
(g),(j),(k)
280 290
USD Swap Semi-Annual 10 Year + 3.04%
Enel Chile SA
4.88%, 06/12/2028 105 117
Evergy Inc
2.90%, 09/15/2029 245 244
Exelon Corp
3.50%, 06/01/2022 290 297
Florida Power & Light Co
3.15%, 10/01/2049 145 148
Fortis Inc/Canada
2.10%, 10/04/2021 185 184
3.06%, 10/04/2026 103 105
Georgia Power Co
4.30%, 03/15/2043 80 89
Indiantown Cogeneration LP
9.77%, 12/15/2020 35 37
Louisville Gas & Electric Co
4.25%, 04/01/2049 105 123
MidAmerican Energy Co
4.25%, 07/15/2049 45 54
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 255 257
4.75%, 04/30/2043
(j)
125 127
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 375 397
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
130 134
Northern States Power Co/MN
2.90%, 03/01/2050 145 140
NRG Energy Inc
5.25%, 06/15/2029
(g)
140 151
6.63%, 01/15/2027 110 119
7.25%, 05/15/2026 85 93
NSTAR Electric Co
3.25%, 05/15/2029 350 373
PacifiCorp
3.85%, 06/15/2021 150 154
Perusahaan Listrik Negara PT
3.88%, 07/17/2029
(g)
200 207
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 97
4.75%, 07/15/2043 115 142
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021
(g)
440 454
Public Service Co of Colorado
4.05%, 09/15/2049 105 122
Public Service Enterprise Group Inc
2.88%, 06/15/2024 215 221
Southern California Edison Co
4.13%, 03/01/2048 60 65
4.20%, 03/01/2029 250 279
4.88%, 03/01/2049 210 252
Southern Co/The
5.50%, 03/15/2057
(j)
50 52
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 264
Tucson Electric Power Co
4.85%, 12/01/2048 35 44
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric & Power Co
3.80%, 04/01/2028 $ 230 $ 252
4.60%, 12/01/2048 95 116
Vistra Energy Corp
8.13%, 01/30/2026
(g)
35 37
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
40 41
5.50%, 09/01/2026
(g)
120 126
5.63%, 02/15/2027
(g)
55 58
$ 9,793
Electrical Components & Equipment - 0.03%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
65 67
6.38%, 07/15/2026
(g),(h)
45 48
$ 115
Electronics - 0.15%
ADT Security Corp/The
6.25%, 10/15/2021 45 48
Honeywell International Inc
2.70%, 08/15/2029 225 232
Sensata Technologies BV
5.00%, 10/01/2025
(g)
155 166
Sensata Technologies Inc
4.38%, 02/15/2030
(g)
55 55
$ 501
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 60 61
Entertainment - 0.33%
Boyne USA Inc
7.25%, 05/01/2025
(g)
195 212
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
195 199
CCM Merger Inc
6.00%, 03/15/2022
(g)
145 149
Eldorado Resorts Inc
6.00%, 04/01/2025 35 37
6.00%, 09/15/2026 185 203
7.00%, 08/01/2023 50 52
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
130 142
Scientific Games International Inc
10.00%, 12/01/2022 13 14
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
65 68
$ 1,076
Environmental Control - 0.36%
Republic Services Inc
2.50%, 08/15/2024 155 157
3.55%, 06/01/2022 100 104
Stericycle Inc
5.38%, 07/15/2024
(g)
115 118
Waste Connections Inc
4.25%, 12/01/2028 300 337
Waste Management Inc
3.20%, 06/15/2026 430 453
$ 1,169
Food - 1.10%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.88%, 02/15/2028
(g)
155 164
6.63%, 06/15/2024 105 110
7.50%, 03/15/2026
(g)
135 150
General Mills Inc
4.55%, 04/17/2038 120 137

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Gruma SAB de CV
4.88%, 12/01/2024
(g)
$ 350 $ 379
Ingles Markets Inc
5.75%, 06/15/2023 145 148
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
195 203
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
45 50
Kraft Heinz Foods Co
4.63%, 10/01/2039
(g)
70 70
4.88%, 10/01/2049
(g)
140 142
5.00%, 07/15/2035 135 144
McCormick & Co Inc/MD
3.15%, 08/15/2024 325 337
Nestle Holdings Inc
3.35%, 09/24/2023
(g)
240 252
3.50%, 09/24/2025
(g)
360 386
Post Holdings Inc
5.00%, 08/15/2026
(g)
225 233
5.75%, 03/01/2027
(g)
30 32
TreeHouse Foods Inc
4.88%, 03/15/2022 30 30
Want Want China Finance Ltd
2.88%, 04/27/2022 200 201
Wm Wrigley Jr Co
3.38%, 10/21/2020
(g)
415 421
$ 3,589
Forest Products & Paper - 0.05%
Domtar Corp
6.25%, 09/01/2042 85 92
International Paper Co
4.35%, 08/15/2048 55 57
$ 149
Gas - 0.15%
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 280 299
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 186
$ 485
Healthcare - Products - 0.84%
Abbott Laboratories
2.90%, 11/30/2021 25 25
3.75%, 11/30/2026 170 185
4.90%, 11/30/2046 540 697
Becton Dickinson and Co
3.14%, 06/06/2022 165 166
3 Month USD LIBOR + 1.03%
3.36%, 06/06/2024 200 208
3.70%, 06/06/2027 450 478
4.69%, 12/15/2044 141 164
Boston Scientific Corp
4.00%, 03/01/2029 240 265
4.70%, 03/01/2049 190 232
Hill-Rom Holdings Inc
4.38%, 09/15/2027
(g)
15 15
Kinetic Concepts Inc / KCI USA Inc
7.88%, 02/15/2021
(g)
60 61
Medtronic Inc
4.38%, 03/15/2035 176 212
4.63%, 03/15/2045 14 18
$ 2,726
Healthcare - Services - 0.83%
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
180 191
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp
4.75%, 05/15/2022 $ 255 $ 260
5.38%, 06/01/2026
(g)
185 194
5.63%, 02/15/2021 70 71
6.13%, 02/15/2024 60 62
HCA Healthcare Inc
6.25%, 02/15/2021 240 251
HCA Inc
4.75%, 05/01/2023 200 214
5.50%, 06/15/2047 50 56
5.88%, 02/01/2029 405 455
Tenet Healthcare Corp
4.63%, 07/15/2024 95 98
4.63%, 09/01/2024
(g)
105 108
5.13%, 11/01/2027
(g)
105 109
UnitedHealth Group Inc
3.50%, 08/15/2039 165 172
3.70%, 08/15/2049 120 127
WellCare Health Plans Inc
5.25%, 04/01/2025 325 338
$ 2,706
Home Builders - 0.30%
Century Communities Inc
5.88%, 07/15/2025 70 72
6.75%, 06/01/2027
(g)
60 64
Forestar Group Inc
8.00%, 04/15/2024
(g)
220 238
Installed Building Products Inc
5.75%, 02/01/2028
(g)
55 57
KB Home
7.63%, 05/15/2023 55 62
Lennar Corp
4.88%, 12/15/2023 120 127
LGI Homes Inc
6.88%, 07/15/2026
(g)
200 208
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
55 60
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
70 75
TRI Pointe Group Inc
4.88%, 07/01/2021 30 31
$ 994
Home Equity Asset Backed Securities - 0.06%
Saxon Asset Securities Trust 2004-1
3.61%, 03/25/2035 122 71
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
2.78%, 02/25/2035 123 122
1.00 x 1 Month USD LIBOR + 0.77%
$ 193
Insurance - 1.69%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(g)
65 61
AIA Group Ltd
3.20%, 03/11/2025
(g)
410 423
American International Group Inc
3.90%, 04/01/2026 450 479
4.50%, 07/16/2044 495 551
Arch Capital Finance LLC
4.01%, 12/15/2026 265 290
5.03%, 12/15/2046 340 427
CNO Financial Group Inc
5.25%, 05/30/2029 70 77

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Corp
3.35%, 09/17/2029 $ 245 $ 247
3.50%, 11/01/2027 180 184
4.30%, 11/01/2047 95 99
5.00%, 04/05/2046 55 63
PartnerRe Finance B LLC
3.70%, 07/02/2029 300 313
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(j)
200 221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(j)
455 480
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(j),(k)
50 53
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
XLIT Ltd
4.45%, 03/31/2025 885 961
5.50%, 03/31/2045 450 568
$ 5,497
Internet - 0.34%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 200 208
Amazon.com Inc
4.05%, 08/22/2047 100 120
Baidu Inc
4.38%, 05/14/2024 200 213
Netflix Inc
5.38%, 02/01/2021 145 150
Symantec Corp
3.95%, 06/15/2022 65 66
Tencent Holdings Ltd
3.98%, 04/11/2029
(g)
200 214
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 140 144
$ 1,115
Investment Companies - 0.10%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 02/01/2022 165 169
6.25%, 05/15/2026
(g)
80 84
6.38%, 12/15/2025 65 69
$ 322
Iron & Steel - 0.10%
AK Steel Corp
6.38%, 10/15/2025
(h)
60 51
7.50%, 07/15/2023 50 50
7.63%, 10/01/2021 95 94
ArcelorMittal
5.50%, 03/01/2021 20 21
Vale Overseas Ltd
6.88%, 11/21/2036 86 109
$ 325
Leisure Products & Services - 0.06%
NCL Corp Ltd
4.75%, 12/15/2021
(g)
10 10
Silversea Cruise Finance Ltd
7.25%, 02/01/2025
(g)
185 198
$ 208
Lodging - 0.15%
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
(g)
165 169
MGM Resorts International
6.00%, 03/15/2023 60 66
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
$ 200 $ 205
5.50%, 03/01/2025
(g)
50 53
$ 493
Machinery - Construction & Mining - 0.07%
Caterpillar Inc
3.25%, 09/19/2049 220 229
Machinery - Diversified - 0.09%
Cloud Crane LLC
10.13%, 08/01/2024
(g)
270 289
Media - 2.50%
Altice Financing SA
6.63%, 02/15/2023
(g)
400 411
Altice Luxembourg SA
7.75%, 05/15/2022
(g)
200 204
AMC Networks Inc
4.75%, 12/15/2022 30 30
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 215 219
5.13%, 05/01/2023
(g)
410 420
5.50%, 05/01/2026
(g)
250 262
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 305 308
5.75%, 04/01/2048 155 177
6.48%, 10/23/2045 120 146
Comcast Corp
3.95%, 10/15/2025 200 218
4.15%, 10/15/2028 430 482
4.20%, 08/15/2034 160 183
4.60%, 10/15/2038 280 335
4.60%, 08/15/2045 160 192
4.70%, 10/15/2048 110 135
6.45%, 03/15/2037 200 280
CSC Holdings LLC
6.50%, 02/01/2029
(g)
408 453
6.75%, 11/15/2021 40 43
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
75 78
6.63%, 08/15/2027
(g)
135 140
Discovery Communications LLC
5.30%, 05/15/2049 50 55
DISH DBS Corp
5.13%, 05/01/2020 70 71
5.88%, 07/15/2022 160 166
5.88%, 11/15/2024 100 99
7.75%, 07/01/2026 20 20
Meredith Corp
6.88%, 02/01/2026 365 371
NBCUniversal Media LLC
4.45%, 01/15/2043 145 168
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
35 35
6.88%, 02/15/2023
(g)
40 41
Time Warner Cable LLC
5.88%, 11/15/2040 135 151
6.55%, 05/01/2037 100 120
UPC Holding BV
5.50%, 01/15/2028
(g)
300 311
Viacom Inc
4.25%, 09/01/2023 110 117
4.38%, 03/15/2043 430 444
Virgin Media Finance PLC
6.00%, 10/15/2024
(g)
200 206

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The
2.00%, 09/01/2029 $ 250 $ 243
5.40%, 10/01/2043
(g)
230 318
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
300 313
Ziggo BV
5.50%, 01/15/2027
(g)
150 156
$ 8,121
Metal Fabrication & Hardware - 0.04%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
65 66
Park-Ohio Industries Inc
6.63%, 04/15/2027 60 57
$ 123
Mining - 0.54%
First Quantum Minerals Ltd
7.00%, 02/15/2021
(g)
8 8
7.50%, 04/01/2025
(g)
200 196
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(g)
125 128
Hudbay Minerals Inc
7.25%, 01/15/2023
(g)
75 77
7.63%, 01/15/2025
(g)
130 132
IAMGOLD Corp
7.00%, 04/15/2025
(g)
150 157
Minera Mexico SA de CV
4.50%, 01/26/2050
(g)
200 197
Newmont Goldcorp Corp
5.13%, 10/01/2019 150 150
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
135 124
Teck Resources Ltd
3.75%, 02/01/2023 60 61
5.40%, 02/01/2043 65 67
6.13%, 10/01/2035 180 205
6.25%, 07/15/2041 225 250
$ 1,752
Miscellaneous Manufacturers - 0.30%
General Electric Co
5.55%, 01/05/2026 180 203
6.88%, 01/10/2039 75 99
Ingersoll-Rand Luxembourg Finance SA
3.80%, 03/21/2029 195 208
Parker-Hannifin Corp
2.70%, 06/14/2024 100 102
3.25%, 06/14/2029 175 182
4.00%, 06/14/2049 160 176
$ 970
Mortgage Backed Securities - 3.34%
Fannie Mae REMIC Trust 2005-W2
2.22%, 05/25/2035 38 38
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 85 86
3.00%, 04/25/2022
(m)
230 6
3.00%, 04/25/2027
(m)
222 16
3.50%, 11/25/2027
(m)
153 13
3.50%, 07/25/2028
(m)
294 24
3.50%, 03/25/2031
(m)
345 19
3.98%, 10/25/2046
(m)
1,091 252
(1.00) x 1 Month USD LIBOR + 6.00%
4.08%, 02/25/2043
(m)
325 62
(1.00) x 1 Month USD LIBOR + 6.10%
4.08%, 09/25/2046
(m)
292 57
(1.00) x 1 Month USD LIBOR + 6.10%
4.13%, 09/25/2047
(m)
800 171
(1.00) x 1 Month USD LIBOR + 6.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
4.48%, 03/25/2022
(m)
$ 20 $ 1
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
2.48%, 05/15/2049 1,968 1,968
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(m)
52 1
3.00%, 03/15/2026
(m)
192 6
3.00%, 05/15/2027
(m)
198 12
3.00%, 10/15/2027
(m)
91 7
3.50%, 11/15/2020
(m)
105 2
3.50%, 09/15/2026
(m)
515 39
3.97%, 04/15/2046
(m)
1,968 438
(1.00) x 1 Month USD LIBOR + 6.00%
3.97%, 10/15/2046
(m)
2,043 454
(1.00) x 1 Month USD LIBOR + 6.00%
4.00%, 11/15/2038
(m)
441 17
Ginnie Mae
3.46%, 05/20/2042
(m)
1,127 202
(1.00) x 1 Month USD LIBOR + 5.50%
4.06%, 11/20/2041
(m)
290 60
(1.00) x 1 Month USD LIBOR + 6.10%
4.06%, 06/20/2046
(m)
713 148
(1.00) x 1 Month USD LIBOR + 6.10%
4.07%, 07/16/2042
(m)
2,471 492
(1.00) x 1 Month USD LIBOR + 6.10%
4.07%, 07/16/2043
(m)
697 132
(1.00) x 1 Month USD LIBOR + 6.10%
4.16%, 09/20/2041
(m)
3,101 412
(1.00) x 1 Month USD LIBOR + 6.20%
4.16%, 11/20/2045
(m)
1,904 361
(1.00) x 1 Month USD LIBOR + 6.20%
4.16%, 08/20/2047
(m)
892 203
(1.00) x 1 Month USD LIBOR + 6.20%
4.16%, 09/20/2047
(m)
2,980 610
(1.00) x 1 Month USD LIBOR + 6.20%
4.21%, 06/20/2044
(m)
4,731 628
(1.00) x 1 Month USD LIBOR + 6.25%
4.22%, 08/16/2045
(m)
2,828 587
(1.00) x 1 Month USD LIBOR + 6.25%
4.50%, 04/16/2044
(m)
272 35
4.61%, 02/20/2042
(m)
187 44
(1.00) x 1 Month USD LIBOR + 6.65%
4.62%, 04/16/2042
(m)
1,201 288
(1.00) x 1 Month USD LIBOR + 6.65%
4.71%, 11/20/2045
(m)
2,495 539
(1.00) x 1 Month USD LIBOR + 6.75%
4.85%, 04/20/2041
(m)
1,472 293
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
2.36%, 01/25/2036 253 256
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.81%, 06/25/2046
(g),(l)
428 429
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(g),(l)
367 373
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(g),(l)
1,002 1,020
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
2.27%, 02/25/2036 79 71
1.00 x 1 Month USD LIBOR + 0.25%
$ 10,872
Office & Business Equipment - 0.02%
Xerox Corp
3.63%, 03/15/2023 60 61

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 1.91%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
$ 100 $ 83
10.00%, 04/01/2022
(g)
148 148
BP Capital Markets America Inc
3.41%, 02/11/2026 205 216
4.23%, 11/06/2028 90 102
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 105 90
Canadian Natural Resources Ltd
3.90%, 02/01/2025 145 153
Chesapeake Energy Corp
7.00%, 10/01/2024
(h)
15 11
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
90 —
Continental Resources Inc/OK
3.80%, 06/01/2024 410 418
4.38%, 01/15/2028 140 145
4.90%, 06/01/2044 95 96
Ecopetrol SA
7.38%, 09/18/2043 65 87
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/15/2026
(d),(g)
245 184
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(g)
75 49
Exxon Mobil Corp
2.02%, 08/16/2024 150 151
2.44%, 08/16/2029 240 242
3.00%, 08/16/2039 75 75
3.10%, 08/16/2049 65 65
Gulfport Energy Corp
6.38%, 05/15/2025 210 149
Marathon Oil Corp
4.40%, 07/15/2027 175 187
6.60%, 10/01/2037 350 443
Marathon Petroleum Corp
4.75%, 09/15/2044 36 39
Nabors Industries Inc
5.00%, 09/15/2020 24 23
5.75%, 02/01/2025 220 163
Oasis Petroleum Inc
6.25%, 05/01/2026
(g),(h)
195 158
6.88%, 01/15/2023 90 82
Occidental Petroleum Corp
2.90%, 08/15/2024 120 121
3.20%, 08/15/2026 80 81
3.50%, 08/15/2029 170 172
Petrobras Global Finance BV
5.09%, 01/15/2030
(g)
301 314
Petroleos Mexicanos
6.50%, 03/13/2027 210 218
6.84%, 01/23/2030
(g)
105 109
Saudi Arabian Oil Co
4.25%, 04/16/2039
(g)
250 269
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(g)
325 325
SM Energy Co
6.63%, 01/15/2027 80 69
Southwestern Energy Co
7.75%, 10/01/2027
(h)
185 161
Suncor Energy Inc
4.00%, 11/15/2047 85 91
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 215 221
5.50%, 02/15/2026 95 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Total Capital International SA
2.83%, 01/10/2030 $ 230 $ 236
3.46%, 07/12/2049 170 179
Ultra Resources Inc
6.88%, 04/15/2022
(g)
65 5
$ 6,229
Oil & Gas Services - 0.21%
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10/01/2022 80 81
6.88%, 04/01/2027
(g)
180 191
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
3.34%, 12/15/2027 150 154
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 120 125
6.88%, 09/01/2027
(g)
135 139
$ 690
Other Asset Backed Securities - 1.22%
Dell Equipment Finance Trust 2018-1
2.35%, 10/22/2020
(g)
924 924
1.00 x 1 Month USD LIBOR + 0.30%
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(g)
686 686
Verizon Owner Trust 2017-3
2.31%, 04/20/2022
(g)
1,850 1,850
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(g)
500 504
$ 3,964
Packaging & Containers - 0.38%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(g)
200 209
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 125 131
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 160
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
155 141
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
260 246
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(g)
195 200
5.80%, 07/15/2021
(g)
40 40
3 Month USD LIBOR + 3.50%
Sealed Air Corp
4.88%, 12/01/2022
(g)
120 126
$ 1,253
Pharmaceuticals - 1.64%
AbbVie Inc
2.90%, 11/06/2022 100 102
3.38%, 11/14/2021 35 36
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
90 101
Bausch Health Cos Inc
6.50%, 03/15/2022
(g)
45 47
Bayer US Finance II LLC
3.88%, 12/15/2023
(g)
200 209
Bristol-Myers Squibb Co
2.60%, 05/16/2022
(g)
180 182
2.90%, 07/26/2024
(g)
175 180
3.40%, 07/26/2029
(g)
370 395
4.13%, 06/15/2039
(g)
240 272

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co   (continued)
4.25%, 10/26/2049
(g)
$ 565 $ 656
Cigna Corp
3.75%, 07/15/2023 320 335
4.13%, 11/15/2025 350 376
4.38%, 10/15/2028 200 219
4.90%, 12/15/2048 35 40
CVS Health Corp
2.63%, 08/15/2024 110 111
3.00%, 08/15/2026 90 90
3.70%, 03/09/2023 215 224
4.30%, 03/25/2028 210 227
4.88%, 07/20/2035 190 212
5.00%, 12/01/2024 410 452
5.05%, 03/25/2048 35 40
Eli Lilly & Co
3.88%, 03/15/2039 120 137
4.15%, 03/15/2059 80 94
Zoetis Inc
3.90%, 08/20/2028 320 350
4.45%, 08/20/2048 95 112
4.70%, 02/01/2043 120 144
$ 5,343
Pipelines - 1.93%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(g)
200 217
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
135 138
DCP Midstream Operating LP
5.35%, 03/15/2020
(g)
450 453
Enbridge Inc
6.00%, 01/15/2077
(j)
165 172
3 Month USD LIBOR + 3.89%
Energy Transfer Operating LP
4.90%, 03/15/2035 100 103
5.15%, 03/15/2045 180 189
5.25%, 04/15/2029 225 254
6.25%, 04/15/2049 215 261
Enterprise Products Operating LLC
3.13%, 07/31/2029 440 451
4.20%, 01/31/2050 295 315
5.38%, 02/15/2078
(j)
250 241
3 Month USD LIBOR + 2.57%
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(g)
200 209
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 300 316
Kinder Morgan Inc/DE
5.63%, 11/15/2023
(g)
215 239
MPLX LP
4.00%, 03/15/2028 90 94
4.50%, 07/15/2023 145 154
5.50%, 02/15/2049 125 145
NuStar Logistics LP
6.00%, 06/01/2026 120 130
6.75%, 02/01/2021 120 125
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 150 159
5.00%, 03/15/2027 190 210
5.75%, 05/15/2024 790 881
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 35 37
6.50%, 07/15/2027
(g)
176 192
6.88%, 01/15/2029
(g)
26 28
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd
4.63%, 03/01/2034 $ 60 $ 68
Western Midstream Operating LP
5.45%, 04/01/2044 45 40
5.50%, 08/15/2048 90 80
Williams Cos Inc/The
5.75%, 06/24/2044 320 369
$ 6,270
REITs - 1.26%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 1,115 1,167
4.70%, 07/01/2030 240 278
American Tower Corp
3.80%, 08/15/2029 175 187
Camden Property Trust
3.15%, 07/01/2029 340 353
4.10%, 10/15/2028 70 78
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 510 535
Essex Portfolio LP
3.00%, 01/15/2030 250 252
4.00%, 03/01/2029 180 197
HCP Inc
3.25%, 07/15/2026 90 93
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 265 264
Iron Mountain Inc
4.38%, 06/01/2021
(g)
115 116
Mid-America Apartments LP
3.95%, 03/15/2029 230 251
Welltower Inc
3.63%, 03/15/2024 320 336
$ 4,107
Retail - 0.33%
Golden Nugget Inc
6.75%, 10/15/2024
(g)
180 183
Home Depot Inc/The
5.88%, 12/16/2036 60 83
IRB Holding Corp
6.75%, 02/15/2026
(g)
130 131
McDonald's Corp
2.75%, 12/09/2020 85 86
Walmart Inc
2.85%, 07/08/2024 120 125
3.05%, 07/08/2026 370 392
4.05%, 06/29/2048 10 12
Yum! Brands Inc
4.75%, 01/15/2030
(g)
50 51
$ 1,063
Semiconductors - 0.27%
Lam Research Corp
4.88%, 03/15/2049 25 31
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(g)
400 426
4.88%, 03/01/2024
(g)
140 152
Texas Instruments Inc
2.25%, 09/04/2029 35 34
Xilinx Inc
2.95%, 06/01/2024 225 231
$ 874
Software - 0.49%
Epicor Software Corp
9.35%, 06/30/2023
(g)
10 10
3 Month USD LIBOR + 7.25%
Fiserv Inc
3.50%, 07/01/2029 255 268
3.80%, 10/01/2023 200 212

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp
2.40%, 08/08/2026 $ 285 $ 290
3.70%, 08/08/2046 120 137
4.45%, 11/03/2045 110 139
4.50%, 02/06/2057 90 117
Open Text Corp
5.88%, 06/01/2026
(g)
80 85
Oracle Corp
2.95%, 11/15/2024 175 181
2.95%, 05/15/2025 100 104
4.00%, 11/15/2047 35 39
$ 1,582
Sovereign - 1.50%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(g)
200 199
Argentine Republic Government International
Bond
5.63%, 01/26/2022 160 69
Bahrain Government International Bond
5.63%, 09/30/2031
(g)
200 202
CoBank ACB
6.25%, 12/31/2049
(g),(j),(k)
115 123
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
5.00%, 06/15/2045 200 234
Dominican Republic International Bond
6.40%, 06/05/2049
(g)
150 160
Egypt Government International Bond
5.58%, 02/21/2023
(g)
200 204
7.60%, 03/01/2029
(g)
200 212
Honduras Government International Bond
7.50%, 03/15/2024 200 222
Hungary Government International Bond
5.38%, 02/21/2023 44 48
Indonesia Government International Bond
5.38%, 10/17/2023
(g)
300 331
Jamaica Government International Bond
7.88%, 07/28/2045 200 261
Mexico Government International Bond
4.15%, 03/28/2027 200 212
Panama Government International Bond
3.88%, 03/17/2028 200 217
Qatar Government International Bond
3.25%, 06/02/2026 400 420
3.88%, 04/23/2023
(g)
200 211
4.82%, 03/14/2049
(g)
200 247
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(g)
200 226
Saudi Government International Bond
4.00%, 04/17/2025
(g)
600 643
Ukraine Government International Bond
7.38%, 09/25/2032
(g)
200 201
9.75%, 11/01/2028
(g)
200 229
$ 4,871
Student Loan Asset Backed Securities - 0.45%
Navient Private Education Loan Trust 2018-B
2.38%, 12/15/2059
(g)
960 960
1.00 x 1 Month USD LIBOR + 0.35%
Navient Student Loan Trust 2017-3
2.32%, 07/26/2066
(g)
176 176
1.00 x 1 Month USD LIBOR + 0.30%
Navient Student Loan Trust 2019-1
2.35%, 12/27/2067
(g)
323 323
1.00 x 1 Month USD LIBOR + 0.33%
$ 1,459
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 2.37%
AT&T Inc
3.88%, 01/15/2026 $ 175 $ 186
4.05%, 12/15/2023 135 144
4.30%, 02/15/2030 810 891
4.90%, 08/15/2037 155 176
5.15%, 03/15/2042 50 57
5.38%, 10/15/2041 130 152
5.45%, 03/01/2047 105 127
5.70%, 03/01/2057 190 239
6.38%, 03/01/2041 135 174
Bell Canada Inc
4.30%, 07/29/2049 175 201
British Telecommunications PLC
4.50%, 12/04/2023 200 215
Corning Inc
4.75%, 03/15/2042 100 115
Embarq Corp
8.00%, 06/01/2036 135 134
GTT Communications Inc
7.88%, 12/31/2024
(g)
90 50
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 190 177
8.00%, 02/15/2024
(g)
155 161
Level 3 Financing Inc
5.13%, 05/01/2023 30 30
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 268
Rogers Communications Inc
4.35%, 05/01/2049 255 293
Sprint Capital Corp
8.75%, 03/15/2032 105 130
Sprint Communications Inc
6.00%, 11/15/2022 75 80
7.00%, 08/15/2020 135 139
Sprint Corp
7.13%, 06/15/2024 120 129
7.63%, 03/01/2026 35 39
7.88%, 09/15/2023 210 231
Telecom Italia Capital SA
6.38%, 11/15/2033 65 72
TELUS Corp
4.30%, 06/15/2049 300 341
T-Mobile USA Inc
0.00%, 01/15/2024
(d),(e),(f)
30 —
0.00%, 04/15/2024
(d),(e),(f)
95 —
0.00%, 04/15/2025
(d),(e),(f)
320 —
0.00%, 01/15/2026
(d),(e),(f)
95 —
4.00%, 04/15/2022 125 128
5.13%, 04/15/2025 320 331
6.50%, 01/15/2024 30 31
6.50%, 01/15/2026 95 102
VEON Holdings BV
3.95%, 06/16/2021
(g)
200 202
Verizon Communications Inc
3.88%, 02/08/2029 270 296
4.50%, 08/10/2033 355 412
4.81%, 03/15/2039 125 150
5.01%, 08/21/2054 245 308
5.25%, 03/16/2037 260 322
Vodafone Group PLC
4.13%, 05/30/2025 210 227
4.88%, 06/19/2049 215 239
$ 7,699
Transportation - 0.34%
CSX Corp
4.75%, 11/15/2048 85 102

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
$ 121 $ 41
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
290 221
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
55 32
11.25%, 08/15/2022
(g)
45 32
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(g),(h)
85 83
Union Pacific Corp
3.50%, 06/08/2023 220 230
4.38%, 11/15/2065 60 67
United Parcel Service Inc
2.50%, 09/01/2029 295 294
$ 1,102
Trucking & Leasing - 0.07%
DAE Funding LLC
4.50%, 08/01/2022
(g)
95 96
5.25%, 11/15/2021
(g)
25 26
5.75%, 11/15/2023
(g)
100 105
$ 227
TOTAL BONDS $ 169,597
SENIOR FLOATING RATE INTERESTS
- 0.85%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.02%
Navistar Inc
5.53%, 11/06/2024
(o)
$ 69 $ 69
US LIBOR + 3.00%
Commercial Services - 0.04%
Garda World Security Corp
5.64%, 05/24/2024
(o)
78 78
US LIBOR + 8.75%
Refinitiv US Holdings Inc
5.79%, 09/18/2025
(o)
35 35
US LIBOR + 3.00%
$ 113
Computers - 0.07%
McAfee LLC
10.55%, 09/29/2025
(o)
240 242
US LIBOR + 3.25%
Diversified Financial Services - 0.11%
Russell Investments US Institutional Holdco Inc
5.29%, 06/01/2023
(o)
367 361
US LIBOR + 2.00%
Electrical Components & Equipment - 0.06%
Energizer Holdings Inc
4.38%, 12/17/2025
(o)
203 203
US LIBOR + 4.50%
Entertainment - 0.05%
Eldorado Resorts Inc
4.31%, 04/17/2024
(o)
102 102
US LIBOR + 3.00%
Lions Gate Capital Holdings LLC
4.29%, 03/24/2025
(o)
55 54
US LIBOR + 2.00%
$ 156
Food - 0.04%
Post Holdings Inc
4.04%, 05/24/2024
(o)
118 118
US LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.05%
Asurion LLC
5.04%, 11/03/2023
(o)
$ 75 $ 75
US LIBOR + 7.25%
Genworth Holdings Inc
6.67%, 03/07/2023
(o)
99 99
US LIBOR + 3.50%
$ 174
Lodging - 0.02%
Golden Nugget LLC
4.80%, 10/04/2023
(o)
79 79
US LIBOR + 2.25%
Media - 0.03%
CSC Holdings LLC
4.53%, 01/25/2026
(o)
50 50
US LIBOR + 4.75%
Diamond Sports Group LLC
5.17%, 07/17/2026
(o)
45 45
US LIBOR + 3.50%
$ 95
Oil & Gas - 0.06%
California Resources Corp
6.79%, 12/31/2022
(o)
105 93
US LIBOR + 3.50%
12.42%, 12/31/2021
(o)
100 87
US LIBOR + 5.00%
$ 180
Pharmaceuticals - 0.17%
Bausch Health Americas Inc
4.79%, 11/14/2025
(o)
153 153
US LIBOR + 8.75%
5.04%, 05/19/2025
(o)
270 271
US LIBOR + 7.50%
Endo International PLC
6.29%, 04/29/2024
(o)
134 122
US LIBOR + 4.00%
$ 546
Retail - 0.04%
Academy Ltd
6.10%, 07/01/2022
(o)
104 73
US LIBOR + 4.50%
IRB Holding Corp
5.55%, 01/17/2025
(o)
45 44
US LIBOR + 2.75%
$ 117
Telecommunications - 0.09%
Avaya Inc
6.33%, 12/16/2024
(o)
183 173
US LIBOR + 6.00%
Maxar Technologies Ltd
4.85%, 10/05/2024
(o)
142 125
US LIBOR + 4.25%
$ 298
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,751
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 46.52%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.54%
3.00%, 10/01/2042 $ 52 $ 54
3.00%, 11/01/2042 52 53
3.00%, 11/01/2042 283 291
3.00%, 03/01/2043 1,264 1,309
3.00%, 12/01/2046 125 129
3.00%, 01/01/2047 2,341 2,415
3.50%, 10/01/2041 50 53
3.50%, 04/01/2042 124 131
3.50%, 04/01/2042 62 65
3.50%, 04/01/2045 56 59
3.50%, 10/01/2045 912 961

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 03/01/2048 $ 132 $ 138
4.00%, 02/01/2045 30 32
4.00%, 02/01/2046 456 482
4.00%, 02/01/2046 64 67
4.00%, 06/01/2046 67 71
4.00%, 04/01/2047 387 410
4.00%, 05/01/2047 1,190 1,251
4.00%, 11/01/2047 654 688
4.00%, 08/01/2048 902 954
4.00%, 01/01/2049 421 439
4.50%, 07/01/2024 12 12
4.50%, 07/01/2039 68 74
4.50%, 10/01/2041 37 40
4.50%, 12/01/2043 917 993
4.50%, 03/01/2046 289 317
4.50%, 05/01/2048 1,264 1,336
4.50%, 01/01/2049 413 437
4.75%, 02/01/2037 19 20
1.00 x 12 Month USD LIBOR + 1.63%
5.00%, 06/01/2031 96 103
5.00%, 10/01/2035 34 38
5.00%, 06/01/2041 1,025 1,130
5.03%, 02/01/2034 1 1
1.00 x 12 Month USD LIBOR + 1.99%
6.00%, 06/01/2032 22 25
6.00%, 10/01/2032 12 14
6.00%, 01/01/2038 57 66
6.50%, 03/01/2029 3 3
6.50%, 05/01/2029 4 5
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 4 5
6.50%, 05/01/2032 4 5
6.50%, 04/01/2035 7 9
7.00%, 12/01/2029 13 14
7.00%, 06/01/2030 4 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 2 2
7.00%, 12/01/2031 30 31
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 8 9
8.00%, 09/01/2030 32 33
$ 14,782
Federal National Mortgage Association (FNMA) - 0.00%
4.56%, 07/01/2034 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.19%
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.78%
3.00%, 11/01/2026
(p)
4,000 4,089
3.00%, 10/01/2030 1,373 1,413
3.00%, 03/01/2034 300 310
3.00%, 03/01/2042 86 89
3.00%, 03/01/2042 97 100
3.00%, 05/01/2042 48 50
3.00%, 06/01/2042 90 93
3.00%, 06/01/2042 44 45
3.00%, 11/01/2042 801 826
3.00%, 05/01/2043 178 183
3.00%, 11/01/2048
(p)
4,500 4,565
3.50%, 04/01/2030 339 356
3.50%, 05/01/2034 1,460 1,543
3.50%, 08/01/2034 360 374
3.50%, 12/01/2040 68 71
3.50%, 01/01/2041 40 42
3.50%, 12/01/2041 23 24
3.50%, 03/01/2042 38 39
3.50%, 04/01/2042 75 79
3.50%, 11/01/2042 928 983
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2043 $ 48 $ 51
3.50%, 07/01/2043 271 285
3.50%, 07/01/2043 836 880
3.50%, 09/01/2044 1,956 2,059
3.50%, 11/01/2044 1,741 1,828
3.50%, 03/01/2045 59 62
3.50%, 06/01/2045 110 115
3.50%, 11/01/2045 77 80
3.50%, 11/01/2045 2,688 2,844
3.50%, 05/01/2046 66 69
3.50%, 08/01/2047 1,655 1,761
3.50%, 10/01/2047 1,673 1,770
3.50%, 11/01/2047 746 784
3.50%, 01/01/2048 530 559
3.50%, 03/01/2048 1,097 1,151
3.50%, 04/01/2048 661 695
3.50%, 04/01/2048 1,509 1,584
4.00%, 08/01/2020 19 19
4.00%, 03/01/2034 399 428
4.00%, 09/01/2040 93 100
4.00%, 11/01/2040 1,339 1,430
4.00%, 05/01/2041 204 218
4.00%, 10/01/2041 33 35
4.00%, 10/01/2041 49 53
4.00%, 11/01/2041 47 50
4.00%, 04/01/2042 30 32
4.00%, 09/01/2043 577 617
4.00%, 11/01/2043 41 43
4.00%, 11/01/2043 111 119
4.00%, 02/01/2044 130 139
4.00%, 06/01/2044 279 298
4.00%, 09/01/2044 38 40
4.00%, 09/01/2045 121 127
4.00%, 12/01/2045 717 756
4.00%, 08/01/2046 95 101
4.00%, 01/01/2047 68 72
4.00%, 04/01/2047 388 411
4.00%, 05/01/2047 835 876
4.00%, 06/01/2047 807 854
4.00%, 09/01/2047 823 861
4.00%, 10/01/2047 396 415
4.00%, 11/01/2047 2,004 2,121
4.00%, 04/01/2048 1,318 1,394
4.00%, 10/01/2048 465 496
4.50%, 07/01/2025 41 44
4.50%, 08/01/2040 56 61
4.50%, 11/01/2040 855 926
4.50%, 12/01/2040 34 37
4.50%, 08/01/2041 37 41
4.50%, 09/01/2041 249 270
4.50%, 05/01/2044 49 53
4.50%, 12/01/2044 123 132
4.50%, 06/01/2046 49 52
4.50%, 05/01/2047 33 35
4.50%, 05/01/2047 137 146
4.50%, 02/01/2049 217 230
5.00%, 10/01/2041 176 193
5.00%, 06/01/2048 432 475
5.50%, 12/01/2022 10 11
5.50%, 07/01/2033 248 280
5.50%, 04/01/2035 23 25
5.50%, 08/01/2036 465 525
5.50%, 02/01/2037 4 4
5.50%, 05/01/2040 41 46
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 138 159
6.00%, 02/01/2037 80 89

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 02/01/2038 $ 51 $ 58
6.50%, 03/01/2032 3 4
6.50%, 07/01/2037 32 38
6.50%, 07/01/2037 18 20
6.50%, 02/01/2038 34 39
6.50%, 03/01/2038 11 12
6.50%, 09/01/2038 117 135
$ 48,098
Government National Mortgage Association (GNMA) - 6.05%
3.00%, 02/15/2043 349 361
3.00%, 07/20/2044 529 547
3.00%, 01/20/2046 407 420
3.00%, 07/20/2046 658 678
3.00%, 12/20/2046 1,805 1,861
3.50%, 04/20/2046 206 218
3.50%, 10/01/2046 5,050 5,232
3.50%, 10/20/2046 298 313
3.50%, 07/20/2047 1,223 1,285
3.75%, 07/20/2043 88 90
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
4.00%, 02/15/2042 133 142
4.00%, 06/20/2046 80 84
4.00%, 10/01/2046 635 660
4.00%, 09/20/2047 1,720 1,797
4.00%, 01/20/2048 2,252 2,376
4.00%, 03/20/2048 843 881
4.50%, 09/15/2039 536 587
4.50%, 11/15/2040 106 116
4.50%, 06/20/2048 39 41
5.00%, 02/15/2034 216 240
5.00%, 10/15/2034 78 87
5.00%, 10/20/2039 42 46
5.00%, 07/20/2040 16 17
5.00%, 02/15/2042 88 99
5.50%, 12/20/2033 107 121
5.50%, 05/20/2035 12 13
5.50%, 12/20/2048 780 834
6.00%, 01/20/2029 19 22
6.00%, 07/20/2029 3 4
6.00%, 12/15/2033 28 32
6.00%, 12/20/2036 56 65
6.50%, 03/20/2028 3 4
6.50%, 05/20/2029 3 3
6.50%, 12/15/2032 335 374
7.00%, 03/15/2031 6 6
7.50%, 05/15/2029 14 14
8.00%, 12/15/2030 6 7
$ 19,677
U.S. Treasury - 21.15%
1.25%, 10/31/2021 1,555 1,542
1.25%, 07/31/2023 1,405 1,388
1.50%, 08/15/2026 1,420 1,409
1.63%, 11/15/2022 75 75
1.63%, 10/31/2023 370 371
1.75%, 04/30/2022 3,385 3,398
1.75%, 05/15/2022 150 151
1.88%, 11/30/2021 2,550 2,563
2.00%, 05/31/2021 4,000 4,019
2.00%, 11/15/2021 75 75
2.00%, 10/31/2022 4,500 4,555
2.00%, 02/15/2025 6,000 6,126
2.00%, 11/15/2026 75 77
2.13%, 11/30/2023
(q)
1,140 1,165
2.25%, 08/15/2046 1,090 1,118
2.50%, 12/31/2020 6,500 6,556
2.50%, 05/15/2024 7,575 7,887
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 07/31/2020 $ 3,000 $ 3,019
2.63%, 11/15/2020 150 151
2.75%, 02/15/2024 75 79
2.75%, 08/15/2042 210 236
2.75%, 11/15/2047 75 85
2.88%, 05/15/2043 75 86
2.88%, 08/15/2045 620 714
2.88%, 11/15/2046 75 87
3.00%, 09/30/2025 3,000 3,238
3.00%, 11/15/2044 1,525 1,791
3.00%, 05/15/2045 2,640 3,108
3.00%, 11/15/2045
(q)
2,000 2,359
3.13%, 05/15/2021 75 77
3.13%, 08/15/2044 75 90
3.13%, 05/15/2048 4,375 5,318
3.38%, 05/15/2044 75 93
3.38%, 11/15/2048 75 95
3.50%, 02/15/2039 75 94
3.63%, 02/15/2044 75 97
3.75%, 08/15/2041 75 98
3.75%, 11/15/2043 1,650 2,170
4.75%, 02/15/2037 2,260 3,239
$ 68,799
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 151,357
Total Investments $ 339,331
Other Assets and Liabilities -  (4.29)% (13,953)
TOTAL NET ASSETS - 100.00% $ 325,378
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,207 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4 or 0.00% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,573 or 13.70% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Schedule of Investments
Core Plus Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $556 or 0.17% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 33.31%
Government 22.65%
Financial 10.87%
Consumer, Non-cyclical 7.23%
Communications 5.33%
Money Market Funds 4.79%
Energy 4.12%
Industrial 3.63%
Asset Backed Securities 3.43%
Utilities 3.16%
Consumer, Cyclical 2.67%
Technology 1.84%
Basic Materials 1.26%
Other Assets and Liabilities
(4.29)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 3,894 $ 111,238 $ 100,736 $ 14,396
$ 3,894 $ 111,238 $ 100,736 $ 14,396
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 222 $ — $ — $ —
$ 222 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2019 Long 20 $ 2,606 $ (26)
US 2 Year Note; December 2019 Short 31 6,680 9
US 5 Year Note; December 2019 Short 7 834 6
US Long Bond; December 2019 Long 21 3,409 (53)
US Ultra Bond; December 2019 Long 8 1,535 (40)
Total $ (104)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
September 30,
2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.32 N/A (5.00)% Quarterly 06/20/2024 $ 6,435 $ (347) $ (112) $ (459)
Total $ (347) $ (112) $ (459)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.92%
International Equity Index Fund
( a)
7,039,236 $ 71,237
MidCap S&P 400 Index Fund
( a)
2,026,313 40,607
SmallCap S&P 600 Index Fund
( a)
1,638,829 40,250
$ 152,094
Principal Variable Contracts Funds, Inc.  Class 1 - 85.10%
Bond Market Index Account
( a)
47,786,322 511,792
LargeCap S&P 500 Index Account
( a)
19,211,070 355,789
$ 867,581
TOTAL INVESTMENT COMPANIES $ 1,019,675
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
( b),(c),(d)
5,058 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05 /15/2023
(e)
$ 5 $ 2
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11 /15/2019
(b),(c),(d)
5 —
TOTAL BONDS $ 2
Total Investments $ 1,019,677
Other Assets and Liabilities -  (0.02)% (253)
TOTAL NET ASSETS - 100.00% $ 1,019,424
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 50.20%
Domestic Equity Funds 42.83%
International Equity Funds 6.99%
Energy 0.00%
Consumer, Non-cyclical 0.00%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 494,742 $ 89,081 $ 100,725 $ 511,792
International Equity Index Fund 70,566 5,826 13,916 71,237
LargeCap S&P 500 Index Account 358,195 46,611 95,100 355,789
MidCap S&P 400 Index Fund 40,747 6,026 13,367 40,607
SmallCap S&P 600 Index Fund 41,218 7,370 14,051 40,250
$ 1,005,468 $ 154,914 $ 237,159 $ 1,019,675
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 13,160 $ 1,526 $ — $ 27,168
International Equity Index Fund — 35 — 8,726
LargeCap S&P 500 Index Account 6,860 17,825 15,633 28,258
MidCap S&P 400 Index Fund — 722 — 6,479
SmallCap S&P 600 Index Fund — 435 — 5,278
$ 20,020 $ 20,543 $ 15,633 $ 75,909
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.92%
International Equity Index Fund
( a)
1,178,560 $ 11,927
MidCap S&P 400 Index Fund
( a)
339,260 6,799
SmallCap S&P 600 Index Fund
( a)
274,382 6,739
$ 25,465
Principal Variable Contracts Funds, Inc.  Class 1 - 85.11%
Bond Market Index Account
( a)
8,000,805 85,688
LargeCap S&P 500 Managed Volatility Index
Account
( a)
4,287,977 59,603
$ 145,291
TOTAL INVESTMENT COMPANIES $ 170,756
Total Investments $ 170,756
Other Assets and Liabilities -  (0.03)% (48)
TOTAL NET ASSETS - 100.00% $ 170,708
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 50.20%
Domestic Equity Funds 42.84%
International Equity Funds 6.99%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 79,909 $ 15,241 $ 14,179 $ 85,688
International Equity Index Fund 11,398 1,152 2,054 11,927
LargeCap S&P 500 Managed Volatility Index Account 57,667 9,735 13,180 59,603
MidCap S&P 400 Index Fund 6,581 1,106 2,062 6,799
SmallCap S&P 600 Index Fund 6,657 1,326 2,173 6,739
$ 162,212 $ 28,560 $ 33,648 $ 170,756
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 2,200 $ 146 $ — $ 4,571
International Equity Index Fund — 2 — 1,429
LargeCap S&P 500 Managed Volatility Index Account 999 1,336 4,154 4,045
MidCap S&P 400 Index Fund — (3) — 1,177
SmallCap S&P 600 Index Fund — 10 — 919
$ 3,199 $ 1,491 $ 4,154 $ 12,141
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.98% Shares Held Value (000's)
Exchange-Traded Funds - 19.72%
iShares Core S&P 500 ETF 84,382 $ 25,190
Money Market Funds - 0.16%
Principal Government Money Market Fund
1.92%
(a),(b)
203,884 204
Principal Funds, Inc. Class R-6 - 14.93%
International Equity Index Fund
( a)
882,417 8,930
MidCap S&P 400 Index Fund
( a)
254,015 5,091
SmallCap S&P 600 Index Fund
( a)
205,472 5,046
$ 19,067
Principal Variable Contracts Funds, Inc.  Class 1 - 65.17%
Bond Market Index Account
( a)
5,989,695 64,150
LargeCap S&P 500 Index Account
( a)
1,032,107 19,114
$ 83,264
TOTAL INVESTMENT COMPANIES $ 127,725
Total Investments $ 127,725
Other Assets and Liabilities -  0.02% 31
TOTAL NET ASSETS - 100.00% $ 127,756
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 50.21%
Domestic Equity Funds 22.90%
Investment Companies 19.72%
International Equity Funds 6.99%
Money Market Funds 0.16%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 33,032 $ 34,108 $ 5,026 $ 64,150
International Equity Index Fund 4,747 4,306 794 8,930
LargeCap S&P 500 Index Account 10,500 11,000 3,535 19,114
MidCap S&P 400 Index Fund 2,782 2,665 903 5,091
Principal Government Money Market Fund 1.92% — 24,891 24,687 204
SmallCap S&P 600 Index Fund 2,789 2,751 922 5,046
$ 53,850 $ 79,721 $ 35,867 $ 102,535
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 1,567 $ 9 $ — $ 2,027
International Equity Index Fund — — — 671
LargeCap S&P 500 Index Account 349 5 796 1,144
MidCap S&P 400 Index Fund — 5 — 542
Principal Government Money Market Fund 1.92% 27 — — —
SmallCap S&P 600 Index Fund — (6) — 434
$ 1,943 $ 13 $ 796 $ 4,818
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.92%
International Equity Index Fund
( a)
36,261,541 $ 366,967
MidCap S&P 400 Index Fund
( a)
9,134,432 183,054
SmallCap S&P 600 Index Fund
( a)
7,387,971 181,448
$ 731,469
Principal Variable Contracts Funds, Inc.  Class 1 - 80.11%
Bond Market Index Account
( a)
120,614,314 1,291,779
LargeCap S&P 500 Index Account
( a)
89,072,756 1,649,628
$ 2,941,407
TOTAL INVESTMENT COMPANIES $ 3,672,876
Total Investments $ 3,672,876
Other Assets and Liabilities -  (0.03)% (928)
TOTAL NET ASSETS - 100.00% $ 3,671,948
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 54.86%
Fixed Income Funds 35.18%
International Equity Funds 9.99%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 1,196,602 $ 268,113 $ 245,145 $ 1,291,779
International Equity Index Fund 348,261 21,606 46,489 366,967
LargeCap S&P 500 Index Account 1,590,506 173,125 320,378 1,649,628
MidCap S&P 400 Index Fund 175,905 22,102 46,201 183,054
SmallCap S&P 600 Index Fund 177,962 28,073 49,186 181,448
$ 3,489,236 $ 513,019 $ 707,399 $ 3,672,876
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 32,810 $ 4,329 $ — $ 67,880
International Equity Index Fund — 127 — 43,462
LargeCap S&P 500 Index Account 31,423 38,101 71,608 168,274
MidCap S&P 400 Index Fund — 575 — 30,673
SmallCap S&P 600 Index Fund — 1,373 — 23,226
$ 64,233 $ 44,505 $ 71,608 $ 333,515
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.92%
International Equity Index Fund
( a)
3,432,205 $ 34,734
MidCap S&P 400 Index Fund
( a)
864,585 17,326
SmallCap S&P 600 Index Fund
( a)
699,281 17,175
$ 69,235
Principal Variable Contracts Funds, Inc.  Class 1 - 80.11%
Bond Market Index Account
( a)
11,416,315 122,269
LargeCap S&P 500 Managed Volatility Index
Account
( a)
11,239,445 156,228
$ 278,497
TOTAL INVESTMENT COMPANIES $ 347,732
Total Investments $ 347,732
Other Assets and Liabilities -  (0.03)% (93)
TOTAL NET ASSETS - 100.00% $ 347,639
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 54.87%
Fixed Income Funds 35.17%
International Equity Funds 9.99%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 111,746 $ 25,322 $ 21,506 $ 122,269
International Equity Index Fund 32,517 2,477 4,340 34,734
LargeCap S&P 500 Managed Volatility Index Account 148,017 21,071 26,647 156,228
MidCap S&P 400 Index Fund 16,424 2,302 4,324 17,326
SmallCap S&P 600 Index Fund 16,613 2,859 4,598 17,175
$ 325,317 $ 54,031 $ 61,415 $ 347,732
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 3,102 $ 250 $ — $ 6,457
International Equity Index Fund — 1 — 4,079
LargeCap S&P 500 Managed Volatility Index Account 2,589 2,792 10,762 10,995
MidCap S&P 400 Index Fund — (5) — 2,929
SmallCap S&P 600 Index Fund — 14 — 2,287
$ 5,691 $ 3,052 $ 10,762 $ 26,747
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Exchange-Traded Funds - 19.77%
iShares Core S&P 500 ETF 446,910 $ 133,412
Money Market Funds - 0.20%
Principal Government Money Market Fund
1.92%
(a),(b)
1,375,342 1,375
Principal Funds, Inc. Class R-6 - 19.93%
International Equity Index Fund
( a)
6,668,383 67,484
MidCap S&P 400 Index Fund
( a)
1,679,836 33,664
SmallCap S&P 600 Index Fund
( a)
1,358,822 33,373
$ 134,521
Principal Variable Contracts Funds, Inc.  Class 1 - 60.16%
Bond Market Index Account
( a)
22,178,991 237,537
LargeCap S&P 500 Index Account
( a)
9,100,233 168,536
$ 406,073
TOTAL INVESTMENT COMPANIES $ 675,381
Total Investments $ 675,381
Other Assets and Liabilities -  (0.06)% (381)
TOTAL NET ASSETS - 100.00% $ 675,000
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 35.19%
Domestic Equity Funds 34.90%
Investment Companies 19.77%
International Equity Funds 10.00%
Money Market Funds 0.20%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 132,215 $ 115,102 $ 18,316 $ 237,537
International Equity Index Fund 38,786 27,038 3,700 67,484
LargeCap S&P 500 Index Account 100,102 76,519 19,588 168,536
MidCap S&P 400 Index Fund 19,887 14,916 4,962 33,664
Principal Government Money Market Fund 1.92% — 156,668 155,293 1,375
SmallCap S&P 600 Index Fund 19,941 15,584 5,120 33,373
$ 310,931 $ 405,827 $ 206,979 $ 541,969
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 5,806 $ 51 $ — $ 8,485
International Equity Index Fund — — — 5,360
LargeCap S&P 500 Index Account 3,084 9 7,029 11,494
MidCap S&P 400 Index Fund — 81 — 3,742
Principal Government Money Market Fund 1.92% 185 — — —
SmallCap S&P 600 Index Fund — 29 — 2,939
$ 9,075 $ 170 $ 7,029 $ 32,020
Amounts in thousands.

Schedule of Investments
Diversified Income Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9.93%
International Equity Index Fund
( a)
1,087,632 $ 11,007
MidCap S&P 400 Index Fund
( a)
410,893 8,234
SmallCap S&P 600 Index Fund
( a)
332,311 8,162
$ 27,403
Principal Variable Contracts Funds, Inc.  Class 1 - 90.10%
Bond Market Index Account
( a)
16,797,969 179,906
LargeCap S&P 500 Index Account
( a)
3,710,203 68,713
$ 248,619
TOTAL INVESTMENT COMPANIES $ 276,022
Total Investments $ 276,022
Other Assets and Liabilities -  (0.03)% (74)
TOTAL NET ASSETS - 100.00% $ 275,948
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 65.20%
Domestic Equity Funds 30.84%
International Equity Funds 3.99%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 155,094 $ 42,413 $ 26,441 $ 179,906
International Equity Index Fund 9,727 2,278 2,252 11,007
LargeCap S&P 500 Index Account 61,743 17,715 18,601 68,713
MidCap S&P 400 Index Fund 7,374 2,225 2,709 8,234
SmallCap S&P 600 Index Fund 7,459 2,473 2,840 8,162
$ 241,397 $ 67,104 $ 52,843 $ 276,022
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 4,611 $ 107 $ — $ 8,733
International Equity Index Fund — 6 — 1,248
LargeCap S&P 500 Index Account 1,320 858 3,007 6,998
MidCap S&P 400 Index Fund — 19 — 1,325
SmallCap S&P 600 Index Fund — 64 — 1,006
$ 5,931 $ 1,054 $ 3,007 $ 19,310
Amounts in thousands.

Schedule of Investments
Diversified International Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.08% Shares Held Value (000's)
Money Market Funds - 1.08%
BlackRock Liquidity FedFund 1.79%
(a),(b)
2,340,449 $ 2,341
Principal Government Money Market Fund
1.92%
(a),(c)
342,012 342
$ 2,683
TOTAL INVESTMENT COMPANIES $ 2,683
COMMON STOCKS - 98.73% Shares Held Value (000's)
Aerospace & Defense - 1.47%
CAE Inc 39,500 1,003
Kawasaki Heavy Industries Ltd 23,000 513
Safran SA 7,268 1,144
Thales SA 8,610 990
$ 3,650
Apparel - 2.31%
Adidas AG 6,267 1,951
Fila Korea Ltd 15,565 753
LVMH Moet Hennessy Louis Vuitton SE 7,478 2,967
Moncler SpA 1,706 61
$ 5,732
Automobile Manufacturers - 3.88%
Ferrari NV 11,021 1,701
Isuzu Motors Ltd 111,400 1,234
Kia Motors Corp 43,826 1,671
Maruti Suzuki India Ltd 12,609 1,195
Toyota Motor Corp 57,300 3,848
$ 9,649
Automobile Parts & Equipment - 0.20%
Toyota Industries Corp 8,500 491
Banks - 10.60%
Banco Comercial Portugues SA 1,809,850 376
Banco do Brasil SA 69,600 764
Bangkok Bank PCL 118,500 681
Bank Leumi Le-Israel BM 230,765 1,643
BNP Paribas SA 40,488 1,968
BOC Hong Kong Holdings Ltd 266,500 904
Credicorp Ltd 7,234 1,508
DBS Group Holdings Ltd 76,500 1,384
DNB ASA 105,519 1,860
Erste Group Bank AG
(d)
47,761 1,578
HDFC Bank Ltd ADR 15,362 876
ICICI Bank Ltd ADR 52,858 644
ING Groep NV 186,369 1,947
Krung Thai Bank PCL 1,107,800 624
Macquarie Group Ltd 26,079 2,312
Mediobanca Banca di Credito Finanziario SpA 100,614 1,098
OTP Bank Nyrt 14,852 619
Shinhan Financial Group Co Ltd 24,459 855
Skandinaviska Enskilda Banken AB 137,850 1,267
Toronto-Dominion Bank/The 45,400 2,647
United Overseas Bank Ltd 43,300 805
$ 26,360
Beverages - 1.71%
Carlsberg A/S 11,546 1,706
Coca-Cola HBC AG
(d)
16,963 554
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 81,299 1,186
Thai Beverage PCL 1,273,100 815
$ 4,261
Biotechnology - 0.84%
CSL Ltd 13,225 2,091
Building Materials - 0.28%
Anhui Conch Cement Co Ltd 117,998 684
Chemicals - 1.44%
Koninklijke DSM NV 12,667 1,525
Nitto Denko Corp 20,600 998
Nutrien Ltd 21,200 1,056
$ 3,579
Commercial Services - 0.67%
Amadeus IT Group SA 23,182 1,661
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1.71%
Capgemini SE 6,675 $ 786
CyberArk Software Ltd
(d)
5,039 503
Logitech International SA 47,766 1,941
Obic Co Ltd 8,900 1,020
$ 4,250
Cosmetics & Personal Care - 0.40%
Essity AB 33,641 982
Distribution & Wholesale - 2.58%
Ferguson PLC 26,590 1,941
ITOCHU Corp 124,900 2,587
Sumitomo Corp 121,100 1,896
$ 6,424
Diversified Financial Services - 1.89%
AerCap Holdings NV
(d)
22,126 1,211
Housing Development Finance Corp Ltd 36,210 1,011
ORIX Corp 129,300 1,934
Tisco Financial Group PCL 164,300 551
$ 4,707
Electric - 2.81%
Chubu Electric Power Co Inc 64,600 937
Enel SpA 355,195 2,653
Iberdrola SA 274,331 2,851
Korea Electric Power Corp 25,579 554
$ 6,995
Electrical Components & Equipment - 0.34%
Delta Electronics Inc 200,000 855
Electronics - 1.34%
Halma PLC 39,095 946
Hoya Corp 29,096 2,383
$ 3,329
Energy - Alternate Sources - 0.51%
Vestas Wind Systems A/S 16,365 1,270
Engineering & Construction - 1.61%
ACS Actividades de Construccion y Servicios SA 32,660 1,305
Vinci SA 25,154 2,710
$ 4,015
Food - 5.11%
Koninklijke Ahold Delhaize NV 35,625 891
MEIJI Holdings Co Ltd 14,700 1,075
Nestle India Ltd 3,021 593
Nestle SA 57,870 6,276
Seven & i Holdings Co Ltd 41,200 1,579
Uni-President Enterprises Corp 630,000 1,520
X5 Retail Group NV 22,226 777
$ 12,711
Food Service - 0.86%
Compass Group PLC 83,181 2,140
Forest Products & Paper - 0.53%
Mondi PLC 68,451 1,311
Hand & Machine Tools - 0.31%
Techtronic Industries Co Ltd 110,500 769
Healthcare - Products - 1.31%
Carl Zeiss Meditec AG 5,993 683
Koninklijke Philips NV 26,825 1,240
Sonova Holding AG 2,983 694
Straumann Holding AG 794 649
$ 3,266
Healthcare - Services - 1.29%
ICON PLC
(d)
10,518 1,550
Lonza Group AG
(d)
4,907 1,660
$ 3,210
Home Builders - 0.75%
Persimmon PLC 39,635 1,057
Taylor Wimpey PLC 403,780 802
$ 1,859

Schedule of Investments
Diversified International Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.28%
Howden Joinery Group PLC 128,750 $ 886
Sony Corp 38,700 2,288
$ 3,174
Insurance - 8.15%
ASR Nederland NV 34,808 1,284
AXA SA 83,342 2,128
BB Seguridade Participacoes SA 153,631 1,301
Fairfax Financial Holdings Ltd 2,800 1,234
Hannover Rueck SE 10,029 1,695
IRB Brasil Resseguros S/A 70,200 633
Legal & General Group PLC 787,780 2,405
NN Group NV 50,281 1,782
Prudential PLC 111,815 2,026
Sompo Holdings Inc 31,900 1,340
Swiss Life Holding AG 5,082 2,430
Tokio Marine Holdings Inc 37,700 2,022
$ 20,280
Internet - 2.59%
Alibaba Group Holding Ltd ADR
(d)
19,281 3,224
Tencent Holdings Ltd 76,593 3,204
$ 6,428
Investment Companies - 0.77%
EXOR NV 9,174 614
Investor AB 26,742 1,306
$ 1,920
Machinery - Diversified - 1.12%
Amada Holdings Co Ltd 83,800 908
Keyence Corp 2,000 1,245
Valmet Oyj 33,058 641
$ 2,794
Metal Fabrication & Hardware - 0.19%
SKF AB 28,599 472
Mining - 1.49%
MMC Norilsk Nickel PJSC ADR 49,214 1,259
Newcrest Mining Ltd 30,534 705
Rio Tinto Ltd 27,753 1,738
$ 3,702
Oil & Gas - 5.58%
BP PLC 475,895 3,013
Canadian Natural Resources Ltd 35,400 942
LUKOIL PJSC ADR 15,701 1,297
Neste Oyj
(e)
68,247 2,258
Parkland Fuel Corp 15,500 497
Petrobras Distribuidora SA 90,700 600
PTT PCL 1,124,000 1,749
Reliance Industries Ltd 103,771 1,954
Suncor Energy Inc 49,900 1,574
$ 13,884
Pharmaceuticals - 4.96%
Merck KGaA 12,116 1,365
Novartis AG 43,951 3,814
Novo Nordisk A/S 40,249 2,080
Roche Holding AG 17,427 5,074
$ 12,333
Pipelines - 1.30%
Pembina Pipeline Corp 33,500 1,242
TC Energy Corp 38,300 1,983
$ 3,225
Private Equity - 3.03%
3i Group PLC 207,541 2,971
Brookfield Asset Management Inc 73,013 3,877
Intermediate Capital Group PLC 38,601 690
$ 7,538
Real Estate - 2.38%
CK Asset Holdings Ltd 213,500 1,447
LEG Immobilien AG 7,859 899
PSP Swiss Property AG 6,440 818
Vonovia SE 24,305 1,233
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Wharf Real Estate Investment Co Ltd 280,000 $ 1,529
$ 5,926
Retail - 4.65%
Alimentation Couche-Tard Inc 95,246 2,919
ANTA Sports Products Ltd 253,000 2,091
Atacadao SA 104,300 532
Grafton Group PLC 66,586 622
Hennes & Mauritz AB 34,717 673
Home Product Center PCL 852,500 475
Li Ning Co Ltd 499,000 1,431
Pan Pacific International Holdings Corp 67,600 1,132
Wal-Mart de Mexico SAB de CV 566,822 1,680
$ 11,555
Semiconductors - 4.31%
NXP Semiconductors NV 13,700 1,495
Samsung Electronics Co Ltd 105,075 4,302
Taiwan Semiconductor Manufacturing Co Ltd 555,140 4,931
$ 10,728
Software - 2.06%
Capcom Co Ltd 30,500 812
Dassault Systemes SE 8,014 1,142
Nemetschek SE 9,246 471
SimCorp A/S 6,915 607
Tech Mahindra Ltd 96,019 969
Ubisoft Entertainment SA
(d)
15,665 1,129
$ 5,130
Telecommunications - 5.58%
China Mobile Ltd 209,500 1,735
Deutsche Telekom AG 93,801 1,573
Nice Ltd ADR
(d)
9,031 1,299
Nippon Telegraph & Telephone Corp 51,500 2,464
Orange SA 68,999 1,080
SK Telecom Co Ltd 3,941 794
SoftBank Group Corp 55,100 2,174
Telefonaktiebolaget LM Ericsson 247,483 1,977
Telenor ASA 39,210 787
$ 13,883
Toys, Games & Hobbies - 0.55%
Nintendo Co Ltd 3,700 1,378
Transportation - 1.99%
Canadian National Railway Co 34,428 3,091
East Japan Railway Co 19,300 1,846
$ 4,937
TOTAL COMMON STOCKS $ 245,538
PREFERRED STOCKS - 0.40% Shares Held Value (000's)
Investment Companies - 0.40%
Itausa - Investimentos Itau SA 0.08% 317,046 $ 1,010
TOTAL PREFERRED STOCKS $ 1,010
Total Investments $ 249,231
Other Assets and Liabilities -  (0.21)% (530)
TOTAL NET ASSETS - 100.00% $ 248,701
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,341 or
0.94% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Diversified International Account
September 30, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Country Percent
Japan 15.33%
Switzerland 9.61%
Canada 8.89%
United Kingdom 8.82%
France 6.44%
China 4.77%
Netherlands 4.34%
Germany 3.97%
Korea, Republic Of 3.58%
Taiwan, Province Of China 2.93%
India 2.91%
Sweden 2.69%
Hong Kong, Special Administrative Region of China 2.56%
Spain 2.33%
Denmark 2.27%
Italy 2.22%
Australia 2.05%
Thailand 1.96%
Brazil 1.93%
Israel 1.38%
Ireland 1.36%
Russian Federation 1.34%
Finland 1.17%
United States 1.08%
Norway 1.07%
Singapore 0.88%
Mexico 0.68%
Austria 0.64%
Peru 0.61%
Hungary 0.25%
Portugal 0.15%
Other Assets and Liabilities
(0.21)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 1,664 $ 32,404 $ 33,726 $ 342
$ 1,664 $ 32,404 $ 33,726 $ 342
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 27 $ — $ — $ —
$ 27 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Equity Income Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.79% Shares Held Value (000's)
Money Market Funds - 2.79%
BlackRock Liquidity FedFund 1.79%
(a),(b)
4,622,403 $ 4,622
Principal Government Money Market Fund
1.92%
(a),(c)
16,137,547 16,138
$ 20,760
TOTAL INVESTMENT COMPANIES $ 20,760
COMMON STOCKS - 97.51% Shares Held Value (000's)
Aerospace & Defense - 0.41%
Boeing Co/The 8,107 3,084
Airlines - 1.49%
Delta Air Lines Inc 193,015 11,118
Apparel - 1.27%
VF Corp 106,499 9,477
Automobile Manufacturers - 1.47%
PACCAR Inc 155,888 10,914
Automobile Parts & Equipment - 1.78%
Magna International Inc 248,693 13,263
Banks - 9.91%
First Republic Bank/CA 94,064 9,096
JPMorgan Chase & Co 178,889 21,054
PNC Financial Services Group Inc/The 131,308 18,404
SunTrust Banks Inc 150,063 10,324
US Bancorp 268,541 14,861
$ 73,739
Beverages - 1.65%
Coca-Cola Co/The 224,891 12,243
Biotechnology - 0.10%
Corteva Inc 26,923 754
Chemicals - 3.58%
Air Products & Chemicals Inc 35,235 7,817
Albemarle Corp
( d)
60,274 4,190
DuPont de Nemours Inc 105,582 7,529
PPG Industries Inc 59,595 7,063
$ 26,599
Computers - 1.64%
Apple Inc 54,541 12,216
Diversified Financial Services - 4.10%
BlackRock Inc 31,355 13,973
Discover Financial Services 203,758 16,523
$ 30,496
Electric - 6.87%
Eversource Energy 110,741 9,465
NextEra Energy Inc 41,067 9,568
Sempra Energy 80,379 11,865
WEC Energy Group Inc 107,512 10,224
Xcel Energy Inc 154,200 10,006
$ 51,128
Electronics - 0.86%
Honeywell International Inc 37,763 6,389
Food - 3.92%
Hormel Foods Corp 335,186 14,658
Tyson Foods Inc 168,424 14,508
$ 29,166
Healthcare - Products - 4.89%
Abbott Laboratories 149,271 12,489
Becton Dickinson and Co 38,586 9,761
Medtronic PLC 130,188 14,141
$ 36,391
Healthcare - Services - 1.47%
HCA Healthcare Inc 90,997 10,958
Insurance - 6.90%
Allstate Corp/The 97,935 10,644
Chubb Ltd 96,843 15,634
Fidelity National Financial Inc 329,653 14,640
Swiss Re AG ADR 400,224 10,446
$ 51,364
Machinery - Diversified - 1.38%
Deere & Co 60,790 10,254
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1.89%
Walt Disney Co/The 107,796 $ 14,048
Miscellaneous Manufacturers - 2.25%
3M Co 32,581 5,356
Parker-Hannifin Corp 63,206 11,416
$ 16,772
Oil & Gas - 7.02%
Chevron Corp 77,192 9,155
Cimarex Energy Co 108,593 5,206
EOG Resources Inc 109,789 8,148
Exxon Mobil Corp 57,890 4,088
Marathon Petroleum Corp 227,288 13,808
Royal Dutch Shell PLC - B shares ADR 197,808 11,849
$ 52,254
Pharmaceuticals - 7.10%
Merck & Co Inc 197,211 16,602
Novartis AG ADR 119,611 10,394
Pfizer Inc 302,843 10,881
Roche Holding AG ADR 410,293 14,955
$ 52,832
Pipelines - 1.81%
Enterprise Products Partners LP 471,218 13,467
Private Equity - 2.13%
KKR & Co Inc 589,382 15,825
REITs - 4.95%
Alexandria Real Estate Equities Inc 75,364 11,609
Digital Realty Trust Inc 131,782 17,107
Realty Income Corp 95,813 7,347
Simon Property Group Inc 4,660 725
$ 36,788
Retail - 3.12%
Costco Wholesale Corp 51,574 14,859
Starbucks Corp 94,096 8,320
$ 23,179
Semiconductors - 2.59%
Microchip Technology Inc 107,812 10,017
Taiwan Semiconductor Manufacturing Co Ltd
ADR
198,715 9,236
$ 19,253
Software - 2.97%
Fidelity National Information Services Inc 57,940 7,692
Microsoft Corp 60,625 8,429
SAP SE ADR 50,745 5,981
$ 22,102
Telecommunications - 4.23%
BCE Inc
( d)
314,424 15,221
Verizon Communications Inc 268,585 16,212
$ 31,433
Toys, Games & Hobbies - 2.53%
Hasbro Inc 158,533 18,816
Transportation - 1.23%
Union Pacific Corp 56,434 9,141
TOTAL COMMON STOCKS $ 725,463
Total Investments $ 746,223
Other Assets and Liabilities -  (0.30)% (2,248)
TOTAL NET ASSETS - 100.00% $ 743,975
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,622 or
0.62% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Account
September 30, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Financial 27.99%
Consumer, Non-cyclical 19.13%
Consumer, Cyclical 11.66%
Energy 8.83%
Technology 7.20%
Utilities 6.87%
Industrial 6.13%
Communications 6.12%
Basic Materials 3.58%
Money Market Funds 2.79%
Other Assets and Liabilities
(0.30)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 8,817 $ 73,249 $ 65,928 $ 16,138
$ 8,817 $ 73,249 $ 65,928 $ 16,138
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 185 $ — $ — —
$ 185 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.13% Shares Held Value (000's)
Money Market Funds - 5.13%
BlackRock Liquidity FedFund 1.79%
(a),(b)
2,423,521 $ 2,424
Principal Government Money Market Fund
1.92%
(a),(c)
10,052,181 10,052
$ 12,476
TOTAL INVESTMENT COMPANIES $ 12,476
BONDS - 27.88%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.17%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01 /10/2022 $ 408 $ 409
Commercial Mortgage Backed Securities - 13.62%
BANK 2019-BNK21
3.52%, 10 /15/2052
(d),(e)
2,000 2,060
CD 2017-CD3 Mortgage Trust
3.98%, 02 /10/2050
(f)
1,000 1,075
COMM 2014-CCRE19 Mortgage Trust
4.91%, 08 /10/2047
(f)
600 641
COMM 2014-UBS5 Mortgage Trust
4.76%, 09 /10/2047
(f)
1,000 1,046
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05 /25/2022 1,100 1,110
2.65%, 08 /25/2026 1,595 1,656
3.19%, 09 /25/2027
(f)
1,330 1,430
3.30%, 04 /25/2023
(f)
1,300 1,353
3.46%, 08 /25/2023
(f)
1,200 1,261
3.53%, 10 /25/2023
(f)
870 919
3.60%, 01 /25/2028 1,330 1,469
3.65%, 02 /25/2028
(f)
700 776
3.90%, 04 /25/2028 1,120 1,263
4.06%, 10 /25/2028
(f)
1,300 1,489
Ginnie Mae
0.52%, 06 /16/2060
(f),(g)
7,028 388
0.54%, 10 /16/2054
(f),(g)
10,247 287
0.57%, 12 /16/2059
(f),(g)
7,729 420
0.59%, 04 /16/2047
(f),(g)
9,935 357
0.59%, 02 /16/2060
(f),(g)
11,264 670
0.59%, 03 /16/2060
(f),(g)
4,669 269
0.61%, 11 /16/2045
(f),(g)
15,417 514
0.70%, 11 /16/2052
(f),(g)
13,101 514
0.74%, 02 /16/2061
(f),(g)
3,494 267
0.79%, 09 /16/2053
(f),(g)
9,542 371
0.80%, 04 /16/2054
(f),(g)
21,707 642
0.83%, 02 /16/2055
(f),(g)
21,694 646
0.84%, 02 /16/2053
(f),(g)
11,019 604
0.94%, 03 /16/2052
(f),(g)
10,437 594
0.98%, 02 /16/2046
(f),(g)
11,552 529
2.60%, 05 /16/2059 675 679
2.60%, 03 /16/2060 1,152 1,159
GS Mortgage Securities Trust 2014-GC20
5.13%, 04 /10/2047
(f)
300 312
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.55%, 08 /15/2046
(f),(h)
2,000 2,098
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
5.13%, 12 /15/2046
(f)
1,800 1,974
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.90%, 06 /15/2051
(f)
500 555
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08 /15/2050 600 610
WFRBS Commercial Mortgage Trust 2014-C23
4.53%, 10 /15/2057
(f)
1,000 1,078
$ 33,085
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.32%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02 /25/2038
(f),(h)
$ 810 $ 791
Mortgage Backed Securities - 13.29%
EverBank Mortgage Loan Trust 18-1
3.50%, 02 /25/2048
(f),(h)
621 626
Fannie Mae Grantor Trust 2005-T1
2.37%, 05 /25/2035 212 211
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12 /25/2043
(f),(g)
1,501 221
Fannie Mae REMICS
1.89%, 06 /25/2045
(f),(g)
3,979 253
3.00%, 10 /25/2040
(g)
5,094 273
3.00%, 04 /25/2042 939 962
3.00%, 08 /25/2042 306 313
3.00%, 02 /25/2043 439 451
3.00%, 01 /25/2046 715 738
3.00%, 03 /25/2046 674 688
3.00%, 05 /25/2048 206 210
3.50%, 01 /25/2040
(g)
2,396 153
3.50%, 11 /25/2042 2,500 2,675
4.00%, 12 /25/2039
(g)
1,164 83
4.00%, 03 /25/2045 1,000 1,159
4.00%, 04 /25/2047 663 749
4.50%, 04 /25/2045
(g)
3,123 584
7.00%, 04 /25/2032 113 129
Freddie Mac REMICS
1.50%, 04 /15/2028 932 918
1.90%, 05 /15/2038
(f),(g)
3,405 159
2.50%, 11 /15/2032 914 923
2.50%, 02 /15/2043 908 919
3.00%, 11 /15/2030
(g)
2,159 88
3.00%, 11 /15/2035 950 967
3.00%, 06 /15/2040 447 456
3.00%, 10 /15/2041 902 921
3.00%, 04 /15/2046 288 300
3.50%, 03 /15/2029 315 336
3.50%, 08 /15/2040
(g)
2,509 160
3.50%, 05 /15/2043 1,095 1,123
3.50%, 09 /15/2043 1,200 1,256
4.00%, 05 /15/2039 4,200 4,374
Ginnie Mae
3.50%, 12 /20/2034
(g)
460 3
3.50%, 05 /20/2039 85 85
3.50%, 10 /20/2044
(g)
4,986 657
3.50%, 11 /20/2045 930 961
4.00%, 02 /20/2044
(g)
3,172 441
4.00%, 04 /20/2044
(g)
1,616 220
4.00%, 01 /20/2046
(g)
1,650 201
JP Morgan Mortgage Trust 2016-4
3.50%, 10 /25/2046
(f),(h)
730 737
JP Morgan Mortgage Trust 2017-3
3.86%, 08 /25/2047
(f),(h)
570 578
JP Morgan Mortgage Trust 2018-8
4.00%, 01 /25/2049
(f),(h)
873 890
New Residential Mortgage Loan Trust 2014-1
5.00%, 01 /25/2054
(f),(h)
1,507 1,612
New Residential Mortgage Loan Trust 2015-2
5.54%, 08 /25/2055
(f),(h)
1,091 1,188
Sequoia Mortgage Trust 2013-2
3.64%, 02 /25/2043
(f)
728 750
Sequoia Mortgage Trust 2018-5
3.50%, 05 /25/2048
(f),(h)
580 584
$ 32,285

Schedule of Investments
Government & High Quality Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 0.48%
Chase Funding Trust Series 2004-1
2.48%, 12 /25/2033 $ 97 $ 95
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09 /15/2023 500 498
Towd Point Mortgage Trust
4.25%, 10 /25/2053
(f),(h)
550 574
$ 1,167
TOTAL BONDS $ 67,737
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70.24%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 14.82%
2.00%, 10 /01/2031 $ 698 $ 693
2.50%, 02 /01/2028 638 646
3.00%, 02 /01/2027 227 234
3.00%, 01 /01/2031 539 557
3.00%, 01 /01/2033 925 953
3.00%, 03 /01/2037 396 407
3.00%, 08 /01/2042 713 735
3.00%, 10 /01/2042 521 537
3.00%, 10 /01/2042 1,005 1,036
3.00%, 10 /01/2042 1,075 1,113
3.00%, 05 /01/2043 712 734
3.00%, 10 /01/2046 759 785
3.00%, 01 /01/2047 992 1,027
3.50%, 02 /01/2032 1,093 1,137
3.50%, 04 /01/2042 1,577 1,657
3.50%, 05 /01/2042 566 595
3.50%, 07 /01/2042 2,042 2,146
3.50%, 02 /01/2044 828 868
3.50%, 08 /01/2045 859 909
3.50%, 07 /01/2046 692 732
3.50%, 01 /01/2047 1,905 2,006
3.50%, 01 /01/2048 1,014 1,073
3.50%, 04 /01/2049 2,112 2,222
4.00%, 07 /01/2042 751 814
4.00%, 01 /01/2043 970 1,037
4.00%, 04 /01/2043 1,230 1,333
4.00%, 06 /01/2043 1,178 1,259
4.00%, 10 /01/2045 1,180 1,271
4.00%, 08 /01/2047 1,444 1,555
4.00%, 01 /01/2048 1,220 1,321
4.00%, 06 /01/2048 1,390 1,496
4.29%, 09 /01/2032 13 14
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11 /01/2043 855 947
5.00%, 10 /01/2025 108 115
5.00%, 02 /01/2033 147 163
5.00%, 06 /01/2033 174 189
5.00%, 01 /01/2034 468 517
5.00%, 07 /01/2035 21 23
5.00%, 07 /01/2035 10 11
5.00%, 07 /01/2035 93 103
5.00%, 10 /01/2035 43 47
5.50%, 03 /01/2033 102 114
5.50%, 04 /01/2038 7 8
5.50%, 05 /01/2038 38 43
6.00%, 12 /01/2023 2 3
6.00%, 05 /01/2031 11 12
6.00%, 12 /01/2031 12 13
6.00%, 09 /01/2032 6 7
6.00%, 11 /01/2033 12 13
6.00%, 11 /01/2033 50 56
6.00%, 09 /01/2034 47 54
6.00%, 02 /01/2035 45 51
6.00%, 10 /01/2036 43 50
6.00%, 03 /01/2037 39 44
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 01 /01/2038 $ 7 $ 8
6.00%, 01 /01/2038 79 92
6.00%, 04 /01/2038 41 45
6.50%, 08 /01/2021 1 1
6.50%, 12 /01/2021 6 6
6.50%, 04 /01/2022 9 9
6.50%, 05 /01/2022 6 6
6.50%, 05 /01/2023 6 6
6.50%, 04 /01/2024 2 2
6.50%, 04 /01/2026 2 2
6.50%, 05 /01/2026 1 1
6.50%, 05 /01/2026 2 3
6.50%, 01 /01/2028 3 4
6.50%, 03 /01/2028 2 2
6.50%, 10 /01/2028 15 16
6.50%, 11 /01/2028 3 4
6.50%, 12 /01/2028 7 8
6.50%, 03 /01/2029 3 3
6.50%, 07 /01/2031 18 21
6.50%, 08 /01/2031 5 5
6.50%, 10 /01/2031 8 9
6.50%, 10 /01/2031 8 9
6.50%, 12 /01/2031 13 15
6.50%, 02 /01/2032 12 14
6.50%, 05 /01/2032 32 38
6.50%, 04 /01/2035 6 7
7.00%, 09 /01/2023 4 4
7.00%, 12 /01/2023 2 2
7.00%, 01 /01/2024 2 2
7.00%, 09 /01/2027 3 4
7.00%, 01 /01/2028 29 31
7.00%, 04 /01/2028 13 15
7.00%, 05 /01/2028 2 2
7.00%, 10 /01/2031 6 7
7.00%, 10 /01/2031 11 13
7.00%, 04 /01/2032 43 50
7.50%, 10 /01/2030 7 8
7.50%, 02 /01/2031 8 9
7.50%, 02 /01/2031 2 2
7.50%, 02 /01/2031 4 4
8.00%, 10 /01/2030 15 18
8.50%, 07 /01/2029 16 17
$ 36,009
Federal National Mortgage Association (FNMA) - 0.55%
3.00%, 04 /01/2043 882 901
4.48%, 12 /01/2033 103 106
1.00 x 12 Month USD LIBOR + 1.60%
4.56%, 07 /01/2034 15 16
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.19%
4.77%, 12 /01/2032 12 12
1.00 x 12 Month USD LIBOR + 1.64%
5.50%, 05 /01/2033 14 15
6.00%, 05 /01/2037 163 179
6.50%, 08 /01/2025 16 17
6.50%, 11 /01/2032 14 15
7.00%, 08 /01/2028 15 17
7.00%, 12 /01/2028 12 13
7.50%, 11 /01/2029 12 13
8.00%, 05 /01/2027 7 7
8.00%, 09 /01/2027 2 2
8.50%, 10 /01/2027 25 25
$ 1,338
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 38.25%
2.00%, 02 /01/2032 419 415
2.50%, 06 /01/2027 1,041 1,053
2.50%, 08 /01/2028 701 711

Schedule of Investments
Government & High Quality Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 12 /01/2031 $ 818 $ 829
2.50%, 09 /01/2032 553 562
3.00%, 05 /01/2029 799 824
3.00%, 08 /01/2031 1,527 1,576
3.00%, 10 /01/2036 603 624
3.00%, 10 /01/2042 1,457 1,503
3.00%, 11 /01/2042 1,598 1,648
3.00%, 12 /01/2042 1,432 1,476
3.00%, 02 /01/2043 1,029 1,064
3.00%, 06 /01/2043 1,786 1,842
3.00%, 08 /01/2043 1,242 1,280
3.00%, 09 /01/2046 1,480 1,530
3.00%, 10 /01/2046 1,015 1,044
3.00%, 11 /01/2046 1,535 1,588
3.00%, 01 /01/2047 935 968
3.00%, 01 /01/2047 981 1,015
3.50%, 08 /01/2031 762 800
3.50%, 02 /01/2033 1,192 1,254
3.50%, 09 /01/2033 1,656 1,740
3.50%, 06 /01/2039 619 645
3.50%, 02 /01/2042 1,109 1,175
3.50%, 09 /01/2042 1,826 1,922
3.50%, 11 /01/2042 1,246 1,312
3.50%, 12 /01/2042 1,341 1,414
3.50%, 02 /01/2043 477 506
3.50%, 09 /01/2044 1,902 2,023
3.50%, 10 /01/2044 603 641
3.50%, 11 /01/2044 587 624
3.50%, 03 /01/2045 590 624
3.50%, 03 /01/2045 1,400 1,474
3.50%, 06 /01/2045 996 1,059
3.50%, 09 /01/2045 870 918
3.50%, 10 /01/2045 663 706
3.50%, 11 /01/2045 672 711
3.50%, 01 /01/2046 667 710
3.50%, 03 /01/2046 472 503
3.50%, 04 /01/2046 1,035 1,101
3.50%, 03 /01/2047 1,005 1,070
3.50%, 10 /01/2047 737 784
3.50%, 11 /01/2048 2,000 2,119
3.50%, 05 /01/2049 962 1,015
4.00%, 01 /01/2034 502 532
4.00%, 10 /01/2037 943 986
4.00%, 02 /01/2041 1,365 1,465
4.00%, 02 /01/2042 822 885
4.00%, 08 /01/2043 468 507
4.00%, 10 /01/2043 387 411
4.00%, 04 /01/2044 310 335
4.00%, 08 /01/2044 521 564
4.00%, 10 /01/2044 1,531 1,617
4.00%, 11 /01/2044 510 552
4.00%, 12 /01/2044 837 906
4.00%, 02 /01/2045 873 946
4.00%, 08 /01/2045 829 897
4.00%, 09 /01/2045 1,852 2,006
4.00%, 05 /01/2046 1,538 1,656
4.00%, 07 /01/2046 703 761
4.00%, 08 /01/2046 1,609 1,718
4.00%, 07 /01/2047 1,028 1,113
4.00%, 10 /01/2047 915 984
4.00%, 12 /01/2047 841 911
4.00%, 03 /01/2049 1,053 1,140
4.00%, 07 /01/2049 1,963 2,112
4.00%, 07 /01/2049 2,044 2,199
4.50%, 12 /01/2019 1 1
4.50%, 01 /01/2020 2 3
4.50%, 08 /01/2039 1,617 1,777
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 03 /01/2042 $ 405 $ 448
4.50%, 09 /01/2043 1,659 1,838
4.50%, 10 /01/2043 880 974
4.50%, 11 /01/2043 1,000 1,108
4.50%, 09 /01/2045 731 803
4.50%, 10 /01/2045 935 1,035
4.50%, 11 /01/2045 1,369 1,504
4.50%, 08 /01/2048 1,010 1,107
4.50%, 09 /01/2048 1,823 2,013
4.50%, 12 /01/2048 1,409 1,533
5.00%, 05 /01/2033 1,105 1,226
5.00%, 04 /01/2035 82 90
5.00%, 04 /01/2035 107 119
5.00%, 07 /01/2035 5 6
5.00%, 02 /01/2038 352 392
5.00%, 02 /01/2040 1,269 1,424
5.00%, 07 /01/2041 998 1,119
5.50%, 05 /01/2024 7 7
5.50%, 06 /01/2033 53 60
5.50%, 02 /01/2037 4 4
5.50%, 03 /01/2038 104 117
6.00%, 06 /01/2022 9 10
6.00%, 11 /01/2028 12 14
6.00%, 12 /01/2031 6 7
6.00%, 01 /01/2033 46 53
6.00%, 07 /01/2037 129 149
6.00%, 11 /01/2037 3 3
6.00%, 12 /01/2037 8 9
6.00%, 03 /01/2038 55 63
6.50%, 11 /01/2023 16 17
6.50%, 05 /01/2024 5 6
6.50%, 09 /01/2024 7 8
6.50%, 07 /01/2025 9 10
6.50%, 02 /01/2026 3 3
6.50%, 03 /01/2026 1 1
6.50%, 05 /01/2026 3 3
6.50%, 06 /01/2026 1 1
6.50%, 07 /01/2028 9 10
6.50%, 09 /01/2028 16 17
6.50%, 02 /01/2029 2 2
6.50%, 03 /01/2029 5 5
6.50%, 04 /01/2029 4 5
6.50%, 06 /01/2031 10 11
6.50%, 06 /01/2031 9 10
6.50%, 01 /01/2032 4 4
6.50%, 04 /01/2032 13 14
6.50%, 08 /01/2032 9 10
6.50%, 02 /01/2033 19 21
6.50%, 12 /01/2036 33 38
6.50%, 07 /01/2037 14 15
6.50%, 07 /01/2037 25 29
6.50%, 02 /01/2038 27 31
7.00%, 10 /01/2029 13 15
7.00%, 05 /01/2031 4 4
7.00%, 11 /01/2031 20 21
8.00%, 06 /01/2030 2 2
$ 92,934
Government National Mortgage Association (GNMA) - 6.79%
3.00%, 11 /15/2042 866 891
3.00%, 12 /15/2042 1,596 1,645
3.00%, 02 /15/2043 1,387 1,438
3.00%, 05 /15/2043 1,920 1,989
3.50%, 01 /15/2043 1,137 1,204
3.50%, 05 /15/2043 1,303 1,379
3.50%, 06 /20/2043 768 815
3.50%, 04 /20/2045 741 779
3.50%, 06 /20/2046 105 111

Schedule of Investments
Government & High Quality Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 02 /20/2047 $ 796 $ 841
3.50%, 05 /20/2047 940 997
3.50%, 11 /20/2047 730 767
4.00%, 08 /15/2041 970 1,050
4.00%, 07 /20/2047 913 962
4.50%, 07 /15/2040 498 543
5.00%, 09 /15/2033 5 5
5.00%, 02 /15/2034 280 311
5.00%, 09 /15/2039 37 41
5.50%, 11 /15/2033 22 23
5.50%, 05 /20/2035 118 133
5.50%, 03 /15/2039 86 93
6.00%, 04 /20/2026 4 4
6.00%, 05 /20/2026 3 3
6.00%, 03 /20/2028 2 2
6.00%, 06 /20/2028 13 14
6.00%, 07 /20/2028 7 7
6.00%, 02 /20/2029 7 8
6.00%, 03 /20/2029 14 15
6.00%, 07 /20/2029 14 16
6.00%, 07 /20/2033 109 126
6.50%, 12 /20/2025 7 8
6.50%, 02 /20/2026 5 6
6.50%, 03 /20/2031 10 11
6.50%, 04 /20/2031 10 12
7.00%, 01 /15/2028 1 1
7.00%, 01 /15/2028 2 3
7.00%, 01 /15/2028 4 4
7.00%, 01 /15/2028 1 1
7.00%, 01 /15/2028 1 1
7.00%, 03 /15/2028 55 57
7.00%, 05 /15/2028 6 6
7.00%, 01 /15/2029 12 13
7.00%, 03 /15/2029 4 4
7.00%, 05 /15/2031 7 9
7.00%, 09 /15/2031 29 33
7.00%, 06 /15/2032 86 94
7.50%, 04 /15/2023 5 5
7.50%, 09 /15/2023 1 1
7.50%, 09 /15/2023 1 1
7.50%, 10 /15/2023 3 3
7.50%, 11 /15/2023 2 2
8.00%, 07 /15/2026 1 1
8.00%, 08 /15/2026 2 2
8.00%, 01 /15/2027 1 1
8.00%, 02 /15/2027 1 1
$ 16,492
U.S. Treasury - 8.89%
1.00%, 11 /30/2019 1,800 1,797
1.13%, 12 /31/2019 2,200 2,196
1.13%, 03 /31/2020 2,200 2,192
1.25%, 01 /31/2020
( i )
2,400 2,395
1.25%, 02 /29/2020 2,300 2,294
2.13%, 12 /31/2022 2,400 2,441
3.13%, 05 /15/2021 2,500 2,555
4.50%, 02 /15/2036 1,000 1,378
5.25%, 11 /15/2028 1,000 1,302
6.25%, 08 /15/2023 2,600 3,056
$ 21,606
U.S. Treasury Strip - 0.94%
0.00%, 05 /15/2020
(j),(k)
2,300 2,275
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 170,654
Total Investments $ 250,867
Other Assets and Liabilities -  (3.25)% (7,898)
TOTAL NET ASSETS - 100.00% $ 242,969
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,424 or
1.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security purchased on a when-issued basis.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,060 or 0.85%
of net assets.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,678 or 3.98% of net assets.
( i ) Security or a portion of the security was on loan at the end of the period.
(j) Non-income producing security
(k) Security is a Principal Only Strip.
Portfolio Summary  ( unaudited)
Sector Percent
Mortgage Securities 87.32%
Government 9.83%
Money Market Funds 5.13%
Asset Backed Securities 0.97%
Other Assets and Liabilities
(3.25)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 1,278 $ 55,685 $ 46,911 $ 10,052
$ 1,278 $ 55,685 $ 46,911 $ 10,052
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 73 $ — $ — $ —
$ 73 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; December 2019 Short 14 $ 2,272 $ 36
US Ultra Bond; December 2019 Short 23 4,414 118
Total $ 154
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.75% Shares Held Value (000's)
Money Market Funds - 1.75%
BlackRock Liquidity FedFund 1.79%
(a),(b)
462,560 $ 463
Principal Government Money Market Fund
1.92%
(a),(c)
985,041 985
$ 1,448
TOTAL INVESTMENT COMPANIES $ 1,448
COMMON STOCKS - 96.79% Shares Held Value (000's)
Aerospace & Defense - 0.30%
Hanwha Aerospace Co Ltd
( d)
7,062 249
Agriculture - 1.03%
KT&G Corp 9,714 857
Apparel - 1.08%
Fila Korea Ltd 9,559 462
Makalot Industrial Co Ltd 81,350 431
$ 893
Automobile Manufacturers - 2.37%
Hyundai Motor Co 9,254 1,036
Kia Motors Corp 24,324 927
$ 1,963
Banks - 11.78%
Absa Group Ltd 42,910 433
Axis Bank Ltd 88,105 853
Banco do Brasil SA 43,100 473
Banco Santander Brasil SA 33,100 362
Bangkok Bank PCL 126,500 727
Bank Rakyat Indonesia Persero Tbk PT 2,142,100 622
Credicorp Ltd 3,894 812
First Abu Dhabi Bank PJSC 172,932 709
Grupo Financiero Banorte SAB de CV 101,500 547
HDFC Bank Ltd 42,262 732
Krung Thai Bank PCL 581,000 327
OTP Bank Nyrt 24,121 1,005
PT Bank Central Asia Tbk 390,900 836
Sberbank of Russia PJSC ADR 36,823 522
Shinhan Financial Group Co Ltd 23,195 811
$ 9,771
Beverages - 1.55%
Kweichow Moutai Co Ltd 2,496 402
Thai Beverage PCL 1,386,800 888
$ 1,290
Building Materials - 1.81%
Anhui Conch Cement Co Ltd 78,396 454
China Lesso Group Holdings Ltd 134,000 127
Huaxin Cement Co Ltd 154,875 410
UltraTech Cement Ltd 8,276 507
$ 1,498
Chemicals - 0.64%
UPL Ltd 62,689 535
Coal - 0.29%
Exxaro Resources Ltd 27,878 240
Commercial Services - 1.20%
New Oriental Education & Technology Group Inc
ADR
(d)
8,583 951
Qualicorp Consultoria e Corretora de Seguros SA 5,900 44
$ 995
Computers - 2.24%
Globant SA
( d)
3,359 308
Lenovo Group Ltd 740,000 494
Tata Consultancy Services Ltd 19,224 569
Wipro Ltd 143,922 488
$ 1,859
Diversified Financial Services - 5.07%
Bajaj Finance Ltd 12,246 700
CTBC Financial Holding Co Ltd 790,000 524
Housing Development Finance Corp Ltd 41,243 1,151
Muthoot Finance Ltd 62,167 594
Qudian Inc ADR
(d),(e)
66,748 460
Tisco Financial Group PCL 230,900 774
$ 4,203
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0.48%
Delta Electronics Inc 94,000 $ 402
Electronics - 0.74%
Taiwan Union Technology Corp 134,000 612
Engineering & Construction - 1.10%
Larsen & Toubro Ltd 43,849 913
Food - 3.16%
Charoen Pokphand Foods PCL 666,500 572
Indofood Sukses Makmur Tbk PT 499,600 271
Nestle India Ltd 1,520 298
Uni-President Enterprises Corp 340,000 821
X5 Retail Group NV 18,859 659
$ 2,621
Forest Products & Paper - 0.38%
Mondi PLC 16,724 320
Gas - 0.81%
ENN Energy Holdings Ltd 41,900 434
Perusahaan Gas Negara Tbk PT 1,625,500 240
$ 674
Insurance - 6.31%
AIA Group Ltd 84,600 798
BB Seguridade Participacoes SA 90,400 765
IRB Brasil Resseguros S/A 95,700 864
Ping An Insurance Group Co of China Ltd 191,000 2,195
Powszechny Zaklad Ubezpieczen SA 65,313 609
$ 5,231
Internet - 16.39%
AfreecaTV Co Ltd 6,026 323
Alibaba Group Holding Ltd ADR
(d)
27,042 4,522
JD.com Inc ADR
(d)
41,658 1,175
Just Dial Ltd
( d)
53,405 521
MercadoLibre Inc
( d)
763 421
Naspers Ltd 9,695 1,468
Tencent Holdings Ltd 104,300 4,363
Vipshop Holdings Ltd ADR
(d)
89,602 799
$ 13,592
Investment Companies - 0.86%
Prosus NV
( d)
9,695 712
Iron & Steel - 1.23%
Severstal PJSC 32,063 460
Vale SA
( d)
48,421 559
$ 1,019
Mining - 1.13%
AngloGold Ashanti Ltd 5,040 93
MMC Norilsk Nickel PJSC ADR 33,000 845
$ 938
Miscellaneous Manufacturers - 1.38%
Largan Precision Co Ltd 8,000 1,144
Oil & Gas - 7.95%
China Petroleum & Chemical Corp 730,000 432
CNOOC Ltd 461,000 706
Gazprom PJSC ADR 116,973 806
LUKOIL PJSC ADR 23,760 1,963
Petrobras Distribuidora SA 77,500 513
Petroleo Brasileiro SA 39,000 284
PTT Exploration & Production PCL 112,000 443
Reliance Industries Ltd 77,079 1,451
$ 6,598
Pharmaceuticals - 0.53%
China National Accord Medicines Corp Ltd 72,197 440
Pipelines - 0.63%
Petronet LNG Ltd 143,661 527
Real Estate - 0.55%
Sunac China Holdings Ltd 113,000 454
Retail - 6.41%
ANTA Sports Products Ltd 137,000 1,132
Atacadao SA 95,400 487
Home Product Center PCL 1,034,400 577

Schedule of Investments
International Emerging Markets Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Li Ning Co Ltd 113,500 $ 326
Lojas Renner SA 63,350 768
Wal-Mart de Mexico SAB de CV 463,700 1,374
Yum China Holdings Inc 14,317 650
$ 5,314
Semiconductors - 11.86%
Chipbond Technology Corp 110,000 204
Realtek Semiconductor Corp
( d)
56,000 415
Samsung Electronics Co Ltd 94,877 3,885
SK Hynix Inc 11,942 820
Taiwan Semiconductor Manufacturing Co Ltd 508,164 4,513
$ 9,837
Software - 1.23%
NetEase Inc ADR 3,832 1,020
Telecommunications - 2.68%
Accton Technology Corp 103,000 542
China Mobile Ltd 102,000 845
China Telecom Corp Ltd 1,368,000 623
KT Corp 9,162 210
$ 2,220
Transportation - 0.88%
Hyundai Glovis Co Ltd 5,624 733
Water - 0.74%
Guangdong Investment Ltd 312,000 611
TOTAL COMMON STOCKS $ 80,285
PREFERRED STOCKS - 1.82% Shares Held Value (000's)
Banks - 0.94%
Banco Bradesco SA 0.19% 96,160 $ 786
Oil & Gas - 0.88%
Petroleo Brasileiro SA 0.02% 110,000 728
TOTAL PREFERRED STOCKS $ 1,514
Total Investments $ 83,247
Other Assets and Liabilities -  (0.36)% (300)
TOTAL NET ASSETS - 100.00% $ 82,947
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $463 or
0.56% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
China 27.20%
Korea, Republic Of 12.43%
India 11.86%
Taiwan, Province Of China 11.59%
Brazil 7.99%
Russian Federation 6.34%
Thailand 5.19%
Hong Kong, Special Administrative Region of China 2.72%
South Africa 2.69%
Indonesia 2.38%
Mexico 2.32%
United States 1.75%
Hungary 1.21%
Peru 0.98%
Argentina 0.88%
Netherlands 0.86%
United Arab Emirates 0.85%
Poland 0.74%
United Kingdom 0.38%
Other Assets and Liabilities
(0.36)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 2,711 $ 31,077 $ 32,803 $ 985
$ 2,711 $ 31,077 $ 32,803 $ 985
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 22 $ — $ — $ —
$ 22 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
LargeCap Growth Account I
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.85% Shares Held Value (000's)
Money Market Funds - 1.76%
BlackRock Liquidity FedFund 1.79%
(a),(b)
642,207 $ 642
Principal Government Money Market Fund
1.92%
(a),(c)
7,557,748 7,558
$ 8,200
Principal Exchange-Traded Funds - 0.09%
Principal Millennials Index ETF
( c)
4,789 181
Principal Price Setters Index ETF
( c)
1,616 62
Principal Sustainable Momentum Index ETF
( c)
749 21
Principal U.S. Mega-Cap Multi-Factor Index ETF
( c),(d)
5,280 156
$ 420
TOTAL INVESTMENT COMPANIES $ 8,620
COMMON STOCKS - 98.07% Shares Held Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The 179 4
Omnicom Group Inc 446 35
Trade Desk Inc/ The
( e)
167 31
$ 70
Aerospace & Defense - 3.28%
Boeing Co/The 31,134 11,846
General Dynamics Corp 51 9
HEICO Corp 178 22
HEICO Corp - Class A 330 32
L3Harris Technologies Inc 618 129
Lockheed Martin Corp 1,033 403
Northrop Grumman Corp 7,174 2,689
Raytheon Co 484 95
Spirit AeroSystems Holdings Inc 395 33
TransDigm Group Inc 156 81
$ 15,339
Agriculture - 0.21%
Altria Group Inc 4,296 175
Philip Morris International Inc 10,849 824
$ 999
Airlines - 0.03%
Alaska Air Group Inc 284 18
Delta Air Lines Inc 324 19
JetBlue Airways Corp
( e)
301 5
Southwest Airlines Co 1,191 64
United Airlines Holdings Inc
( e)
248 22
$ 128
Apparel - 0.58%
Capri Holdings Ltd
( e)
346 11
Carter's Inc 118 11
Columbia Sportswear Co 122 12
Hanesbrands Inc 1,356 21
NIKE Inc 27,167 2,551
Skechers U.S.A. Inc
( e)
266 10
VF Corp 1,212 108
$ 2,724
Automobile Manufacturers - 0.25%
PACCAR Inc 15,682 1,098
Tesla Inc
( d),(e)
391 94
$ 1,192
Automobile Parts & Equipment - 0.69%
Allison Transmission Holdings Inc 552 26
Aptiv PLC 36,109 3,157
WABCO Holdings Inc
( e)
186 25
$ 3,208
Banks - 0.01%
CIT Group Inc 53 2
Comerica Inc 51 3
Signature Bank/New York NY 105 13
SVB Financial Group
( e)
19 4
Synovus Financial Corp 64 2
Western Alliance Bancorp 58 3
$ 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1.45%
Brown-Forman Corp - A Shares 190 $ 11
Brown-Forman Corp - B Shares 87,541 5,496
Coca-Cola Co/The 10,386 566
Monster Beverage Corp
( e)
1,451 84
PepsiCo Inc 4,663 639
$ 6,796
Biotechnology - 1.95%
Alexion Pharmaceuticals Inc
( e)
9,056 887
Alnylam Pharmaceuticals Inc
( e)
331 27
Amgen Inc 2,111 408
Biogen Inc
( e)
250 58
BioMarin Pharmaceutical Inc
( e)
670 45
Celgene Corp
( e)
2,645 263
Exact Sciences Corp
( e)
480 43
Exelixis Inc
( e)
491 9
Gilead Sciences Inc 689 44
Illumina Inc
( e)
13,829 4,207
Incyte Corp
( e)
668 50
Ionis Pharmaceuticals Inc
( e)
478 29
Moderna Inc
( d),(e)
100 2
Regeneron Pharmaceuticals Inc
( e)
61 17
Sage Therapeutics Inc
( e)
189 26
Seattle Genetics Inc
( e)
409 35
Vertex Pharmaceuticals Inc
( e)
17,452 2,956
$ 9,106
Building Materials - 0.04%
Armstrong World Industries Inc 235 22
Eagle Materials Inc 154 14
Fortune Brands Home & Security Inc 239 13
Lennox International Inc 136 33
Martin Marietta Materials Inc 76 21
Vulcan Materials Co 462 70
$ 173
Chemicals - 1.75%
Air Products & Chemicals Inc 212 47
CF Industries Holdings Inc 116 6
Ecolab Inc 1,051 208
NewMarket Corp 29 14
PPG Industries Inc 303 36
RPM International Inc 99 7
Sherwin-Williams Co/The 14,271 7,847
WR Grace & Co 232 15
$ 8,180
Commercial Services - 5.15%
Automatic Data Processing Inc 1,211 195
Avalara Inc
( e)
222 15
Booz Allen Hamilton Holding Corp 608 43
Bright Horizons Family Solutions Inc
( e)
244 37
Cintas Corp 24,986 6,699
CoreLogic Inc/United States
( e)
133 6
CoStar Group Inc
( e)
143 85
Equifax Inc 402 57
Euronet Worldwide Inc
( e)
230 34
FleetCor Technologies Inc
( e)
343 98
Gartner Inc
( e)
358 51
Global Payments Inc 32,868 5,226
Grand Canyon Education Inc
( e)
46 4
H&R Block Inc 321 8
IHS Markit Ltd
( e)
1,014 68
MarketAxess Holdings Inc 139 45
Moody's Corp 458 94
Morningstar Inc 77 11
Nielsen Holdings PLC 406 9
Paylocity Holding Corp
( e)
167 16
PayPal Holdings Inc
( e)
104,573 10,833
Robert Half International Inc 509 28
Rollins Inc 637 22
S&P Global Inc 685 168
Sabre Corp 449 10

Schedule of Investments
LargeCap Growth Account I
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Service Corp International/US 337 $ 16
ServiceMaster Global Holdings Inc
( e)
148 8
TransUnion 763 62
Verisk Analytics Inc 633 100
WEX Inc
( e)
186 38
$ 24,086
Computers - 3.12%
Accenture PLC - Class A 3,285 632
Apple Inc 34,782 7,790
Cognizant Technology Solutions Corp 132 8
EPAM Systems Inc
( e)
231 42
Fortinet Inc
( e)
613 47
Genpact Ltd 147,314 5,709
HP Inc 3,508 66
International Business Machines Corp 1,495 217
NCR Corp
( e)
596 19
NetApp Inc 1,056 56
Zscaler Inc
( d),(e)
298 14
$ 14,600
Consumer Products - 0.03%
Avery Dennison Corp 312 35
Church & Dwight Co Inc 924 70
Clorox Co/The 390 59
$ 164
Cosmetics & Personal Care - 1.51%
Estee Lauder Cos Inc/The 34,930 6,949
Procter & Gamble Co/The 803 100
$ 7,049
Distribution & Wholesale - 0.03%
Copart Inc
( e)
802 64
LKQ Corp
( e)
358 11
Pool Corp 167 34
WW Grainger Inc 177 53
$ 162
Diversified Financial Services - 6.11%
Alliance Data Systems Corp 57 7
American Express Co 1,627 193
Ameriprise Financial Inc 81 12
Cboe Global Markets Inc 104 12
Charles Schwab Corp/The 74,489 3,116
Credit Acceptance Corp
( e)
35 16
Discover Financial Services 436 35
E*TRADE Financial Corp 190 8
Evercore Inc - Class A 67 5
Interactive Brokers Group Inc - A Shares 82 5
Intercontinental Exchange Inc 24,656 2,275
Lazard Ltd 177 6
LPL Financial Holdings Inc 322 26
Mastercard Inc 3,992 1,084
Raymond James Financial Inc 126 10
SEI Investments Co 235 14
Synchrony Financial 727 25
T Rowe Price Group Inc 254 29
TD Ameritrade Holding Corp 27,752 1,297
Visa Inc 118,358 20,359
Western Union Co/The 660 15
$ 28,549
Electric - 0.91%
NextEra Energy Inc 11,640 2,712
Sempra Energy 10,485 1,548
$ 4,260
Electrical Components & Equipment - 0.03%
AMETEK Inc 742 68
Emerson Electric Co 159 11
Hubbell Inc 148 19
Universal Display Corp 185 31
$ 129
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 2.89%
Agilent Technologies Inc 173 $ 13
Allegion PLC 318 33
Amphenol Corp 58,480 5,644
FLIR Systems Inc 141 7
Fortive Corp 88,284 6,053
Honeywell International Inc 8,772 1,484
Jabil Inc 341 12
Keysight Technologies Inc
( e)
750 73
Mettler-Toledo International Inc
( e)
98 69
National Instruments Corp 163 7
PerkinElmer Inc 128 11
Sensata Technologies Holding PLC
( e)
342 17
Trimble Inc
( e)
298 12
Waters Corp
( e)
274 61
Woodward Inc 214 23
$ 13,519
Entertainment - 0.02%
Live Nation Entertainment Inc
( e)
492 33
Madison Square Garden Co/ The
( e)
7 2
Six Flags Entertainment Corp 70 3
Vail Resorts Inc 147 33
$ 71
Environmental Control - 0.02%
Republic Services Inc 117 10
Waste Management Inc 926 107
$ 117
Food - 0.08%
Campbell Soup Co 355 17
Hershey Co/The 474 73
Kellogg Co 353 23
Lamb Weston Holdings Inc 152 11
McCormick & Co Inc/MD 299 47
Pilgrim's Pride Corp
( e)
70 2
Post Holdings Inc
( e)
118 12
Sprouts Farmers Market Inc
( e)
222 4
Sysco Corp 2,265 180
TreeHouse Foods Inc
( e)
35 2
$ 371
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 258 22
Healthcare - Products - 9.33%
Abbott Laboratories 2,078 174
ABIOMED Inc
( e)
176 31
Align Technology Inc
( e)
307 56
Avantor Inc
( e)
76,551 1,125
Baxter International Inc 631 55
Becton Dickinson and Co 15,746 3,983
Bio-Techne Corp 151 30
Boston Scientific Corp
( e)
3,865 157
Bruker Corp 491 22
Cooper Cos Inc/The 42 12
Danaher Corp 46,330 6,692
Edwards Lifesciences Corp
( e)
26,048 5,728
Henry Schein Inc
( e)
154 10
Hill-Rom Holdings Inc 165 17
Hologic Inc
( e)
897 45
ICU Medical Inc
( e)
39 6
IDEXX Laboratories Inc
( e)
330 90
Intuitive Surgical Inc
( e)
21,563 11,643
Masimo Corp
( e)
200 30
ResMed Inc 555 75
STERIS PLC 52 7
Stryker Corp 23,866 5,163
Teleflex Inc 182 62
Thermo Fisher Scientific Inc 28,576 8,323
Varian Medical Systems Inc
( e)
380 45
West Pharmaceutical Services Inc 234 33
$ 43,614

Schedule of Investments
LargeCap Growth Account I
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1.95%
Anthem Inc 3,386 $ 813
Centene Corp
( e)
20,140 871
Charles River Laboratories International Inc
( e)
211 28
Chemed Corp 70 29
Encompass Health Corp 251 16
HCA Healthcare Inc 27,702 3,336
Humana Inc 161 41
IQVIA Holdings Inc
( e)
314 47
Laboratory Corp of America Holdings
( e)
53 9
Molina Healthcare Inc
( e)
217 24
UnitedHealth Group Inc 13,228 2,875
WellCare Health Plans Inc
( e)
3,894 1,009
$ 9,098
Home Builders - 0.02%
Lennar Corp - A Shares 518 29
Lennar Corp - B Shares 138 6
NVR Inc
( e)
13 48
$ 83
Home Furnishings - 0.00%
Dolby Laboratories Inc 101 7
Tempur Sealy International Inc
( e)
194 15
$ 22
Housewares - 0.01%
Scotts Miracle-Gro Co/The 161 16
Toro Co/The 461 34
$ 50
Insurance - 0.13%
Alleghany Corp
( e)
5 4
Aon PLC 953 185
Arch Capital Group Ltd
( e)
228 10
Arthur J Gallagher & Co 151 14
Athene Holding Ltd
( e)
271 11
Axis Capital Holdings Ltd 43 3
Brown & Brown Inc 66 2
Erie Indemnity Co 61 11
Everest Re Group Ltd 49 13
Kemper Corp 58 5
Markel Corp
( e)
2 2
Marsh & McLennan Cos Inc 1,849 185
Primerica Inc 117 15
Progressive Corp/The 1,100 85
RenaissanceRe Holdings Ltd 67 13
Travelers Cos Inc/The 338 50
Voya Financial Inc 57 3
$ 611
Internet - 19.93%
Alibaba Group Holding Ltd ADR
(e)
51,996 8,695
Alphabet Inc - A Shares
( e)
10,294 12,571
Alphabet Inc - C Shares
( e)
10,991 13,398
Amazon.com Inc
( e)
15,673 27,207
Anaplan Inc
( e)
357 17
Booking Holdings Inc
( e)
4,211 8,264
CDW Corp/DE 598 74
eBay Inc 3,705 144
Etsy Inc
( e)
486 27
Expedia Group Inc 486 65
F5 Networks Inc
( e)
255 36
Facebook Inc
( e)
62,475 11,126
GoDaddy Inc
( e)
700 46
IAC/ InterActiveCorp
( e)
7,838 1,708
Match Group Inc
( d)
213 15
Netflix Inc
( e)
9,163 2,452
Okta Inc
( e)
420 41
Palo Alto Networks Inc
( e)
366 75
Proofpoint Inc
( e)
237 31
RingCentral Inc
( e)
299 38
Spotify Technology SA
( e)
9,875 1,126
Tencent Holdings Ltd ADR 108,709 4,526
Tencent Music Entertainment Group ADR
(e)
74,609 953
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
TripAdvisor Inc
( e)
365 $ 14
Twitter Inc
( e)
2,095 86
Uber Technologies Inc
( d),(e)
3,050 93
Uber Technologies Inc - Lockup Shares
( e),(f)
9,331 284
VeriSign Inc
( e)
306 58
$ 93,170
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
( e)
255 13
Planet Fitness Inc
( e)
374 22
Polaris Inc 219 19
$ 54
Lodging - 0.73%
Choice Hotels International Inc 113 10
Hilton Worldwide Holdings Inc 21,898 2,039
Las Vegas Sands Corp 21,024 1,215
Marriott International Inc/MD 773 96
MGM Resorts International 234 6
Wyndham Hotels & Resorts Inc 169 9
Wynn Resorts Ltd 315 34
$ 3,409
Machinery - Construction & Mining - 0.87%
BWX Technologies Inc 71,004 4,062
Caterpillar Inc 119 15
$ 4,077
Machinery - Diversified - 1.76%
Cognex Corp 698 34
Deere & Co 97 16
Dover Corp 289 29
Graco Inc 734 34
IDEX Corp 174 28
Middleby Corp/ The
( e)
247 29
Nordson Corp 235 34
Rockwell Automation Inc 471 78
Roper Technologies Inc 22,151 7,899
Xylem Inc/NY 726 58
$ 8,239
Media - 0.20%
Altice USA Inc
( e)
1,249 36
AMC Networks Inc
( e)
189 9
Cable One Inc 15 19
CBS Corp 1,137 46
Charter Communications Inc
( e)
262 108
Comcast Corp - Class A 13,204 595
FactSet Research Systems Inc 142 34
Fox Corp - A Shares 157 5
Fox Corp - B Shares 85 3
New York Times Co/The 130 4
Nexstar Media Group Inc 137 14
Sinclair Broadcast Group Inc 242 10
Sirius XM Holdings Inc 5,423 34
$ 917
Mining - 0.00%
Southern Copper Corp 291 10
Miscellaneous Manufacturers - 0.16%
3M Co 1,856 305
AO Smith Corp 160 8
AptarGroup Inc 108 13
Carlisle Cos Inc 215 31
Hexcel Corp 356 29
Illinois Tool Works Inc 1,499 235
Ingersoll-Rand PLC 1,202 148
$ 769
Office & Business Equipment - 0.01%
Zebra Technologies Corp
( e)
228 47
Oil & Gas - 0.24%
Cabot Oil & Gas Corp 979 17
Concho Resources Inc 15,110 1,026
Diamondback Energy Inc 127 12

Schedule of Investments
LargeCap Growth Account I
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Parsley Energy Inc 618 $ 10
Pioneer Natural Resources Co 269 34
$ 1,099
Packaging & Containers - 0.03%
Ball Corp 1,253 91
Berry Global Group Inc
( e)
249 10
Crown Holdings Inc
( e)
299 20
Sealed Air Corp 76 3
$ 124
Pharmaceuticals - 4.59%
AbbVie Inc 5,566 421
Agios Pharmaceuticals Inc
( d),(e)
21 1
AmerisourceBergen Corp 627 52
Bristol-Myers Squibb Co 1,866 95
Cigna Corp 23,020 3,494
DexCom Inc
( e)
37,126 5,541
Eli Lilly & Co 9,157 1,024
Herbalife Nutrition Ltd
( e)
58 2
Horizon Therapeutics Plc
( e)
202 6
Jazz Pharmaceuticals PLC
( e)
212 27
Johnson & Johnson 2,060 267
McKesson Corp 113 15
Merck & Co Inc 10,015 843
Neurocrine Biosciences Inc
( e)
338 30
PRA Health Sciences Inc
( e)
260 26
Sarepta Therapeutics Inc
( e)
265 20
Zoetis Inc 76,911 9,582
$ 21,446
Pipelines - 0.01%
Cheniere Energy Inc
( e)
502 32
Equitrans Midstream Corp 77 1
ONEOK Inc 492 36
$ 69
Real Estate - 0.01%
CBRE Group Inc
( e)
489 26
Jones Lang LaSalle Inc 35 5
$ 31
REITs - 2.16%
American Homes 4 Rent 515 13
American Tower Corp 1,830 405
Americold Realty Trust 783 29
Brookfield Property REIT Inc 439 9
Crown Castle International Corp 1,800 250
Equinix Inc 233 134
Equity LifeStyle Properties Inc 342 46
Extra Space Storage Inc 399 47
Lamar Advertising Co 340 28
Outfront Media Inc 158 4
Public Storage 566 139
SBA Communications Corp 36,646 8,838
Simon Property Group Inc 758 118
Sun Communities Inc 95 14
UDR Inc 109 5
$ 10,079
Retail - 4.77%
Advance Auto Parts Inc 89 15
AutoZone Inc
( e)
99 107
Best Buy Co Inc 248 17
Burlington Stores Inc
( e)
254 51
CarMax Inc
( e)
325 29
Casey's General Stores Inc 37 6
Chipotle Mexican Grill Inc
( e)
100 84
Costco Wholesale Corp 17,993 5,184
Darden Restaurants Inc 503 59
Dollar General Corp 22,022 3,500
Dollar Tree Inc
( e)
513 59
Domino's Pizza Inc 169 41
Dunkin' Brands Group Inc 346 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Home Depot Inc/The 2,474 $ 574
L Brands Inc 373 7
Lowe's Cos Inc 2,221 244
Lululemon Athletica Inc
( e)
465 90
McDonald's Corp 5,684 1,221
Nordstrom Inc
( d)
513 17
O'Reilly Automotive Inc
( e)
351 140
Restaurant Brands International Inc 24,166 1,719
Ross Stores Inc 23,839 2,619
Starbucks Corp 4,811 425
Target Corp 80 9
TJX Cos Inc/The 102,564 5,717
Tractor Supply Co 495 45
Ulta Beauty Inc
( e)
224 56
Wendy's Co/The 885 18
Williams-Sonoma Inc 105 7
Yum China Holdings Inc 1,182 54
Yum! Brands Inc 1,229 139
$ 22,280
Semiconductors - 2.42%
Advanced Micro Devices Inc
( e)
2,786 81
Analog Devices Inc 137 15
Applied Materials Inc 3,066 153
ASML Holding NV - NY Reg Shares 11,101 2,758
Broadcom Inc 1,076 297
Entegris Inc 618 29
KLA Corp 647 103
Lam Research Corp 757 175
Marvell Technology Group Ltd 72,057 1,799
Maxim Integrated Products Inc 498 29
Microchip Technology Inc 300 28
NVIDIA Corp 1,625 283
NXP Semiconductors NV 42,484 4,636
QUALCOMM Inc 3,387 258
Skyworks Solutions Inc 99 8
Teradyne Inc 744 43
Texas Instruments Inc 3,995 516
Xilinx Inc 1,012 97
$ 11,308
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 134 28
Software - 17.89%
Activision Blizzard Inc 121 6
Adobe Inc
( e)
16,525 4,565
Akamai Technologies Inc
( e)
624 57
Alteryx Inc
( e)
211 23
ANSYS Inc
( e)
345 76
Aspen Technology Inc
( e)
310 38
Atlassian Corp PLC
( e)
1,912 240
Autodesk Inc
( e)
43,894 6,483
Black Knight Inc
( e)
632 39
Broadridge Financial Solutions Inc 485 60
Cadence Design Systems Inc
( e)
1,151 76
CDK Global Inc 570 27
Ceridian HCM Holding Inc
( e)
300 15
Cerner Corp 1,276 87
Citrix Systems Inc 488 47
Coupa Software Inc
( e)
266 34
Dropbox Inc - A Shares
( e)
956 19
Electronic Arts Inc
( e)
75,303 7,366
Fair Isaac Corp
( e)
127 39
Fidelity National Information Services Inc 11,357 1,508
Fiserv Inc
( e)
1,571 163
HubSpot Inc
( e)
162 25
Intuit Inc 45,037 11,977
Jack Henry & Associates Inc 290 42
Manhattan Associates Inc
( e)
330 27
Medidata Solutions Inc
( e)
247 23
Microsoft Corp 210,952 29,329

Schedule of Investments
LargeCap Growth Account I
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MongoDB Inc
( e)
105 $ 13
MSCI Inc 311 68
Oracle Corp 6,399 352
Paychex Inc 1,284 106
Paycom Software Inc
( e)
211 44
Pegasystems Inc 193 13
RealPage Inc
( e)
350 22
salesforce.com Inc
( e)
65,690 9,751
ServiceNow Inc
( e)
7,760 1,970
Slack Technologies Inc
( d),(e)
13,438 319
Smartsheet Inc
( e)
422 15
SolarWinds Corp
( d),(e)
312 6
Splunk Inc
( e)
20,560 2,423
SS&C Technologies Holdings Inc 829 43
Synopsys Inc
( e)
610 84
Take-Two Interactive Software Inc
( e)
200 25
Temenos AG ADR 7,632 1,280
Teradata Corp
( e)
564 18
Tyler Technologies Inc
( e)
161 42
Veeva Systems Inc
( e)
504 77
VMware Inc 18,001 2,701
Workday Inc
( e)
10,362 1,761
Zoom Video Communications Inc
( d),(e)
1,200 91
Zynga Inc
( e)
843 5
$ 83,620
Telecommunications - 0.23%
Arista Networks Inc
( e)
236 56
Cisco Systems Inc 17,845 882
Motorola Solutions Inc 339 58
Switch Inc 607 9
T-Mobile US Inc
( e)
622 49
Zayo Group Holdings Inc
( e)
854 29
$ 1,083
Toys, Games & Hobbies - 0.01%
Hasbro Inc 468 56
Transportation - 0.44%
CH Robinson Worldwide Inc 428 36
CSX Corp 1,683 117
Expeditors International of Washington Inc 529 39
Genesee & Wyoming Inc
( e)
79 9
JB Hunt Transport Services Inc 9,453 1,046
Landstar System Inc 165 19
Norfolk Southern Corp 364 65
Old Dominion Freight Line Inc 128 22
Union Pacific Corp 2,927 474
United Parcel Service Inc 1,945 233
$ 2,060
TOTAL COMMON STOCKS $ 458,494
CONVERTIBLE PREFERRED STOCKS
- 0.12% Shares Held Value (000's)
Internet - 0.12%
Airbnb Inc - Series D 0.00%
( e),(f),(g),(h)
3,936 $ 445
Airbnb Inc - Series E 0.00%
( e),(f),(g),(h)
1,119 127
$ 572
TOTAL CONVERTIBLE PREFERRED STOCKS $ 572
PREFERRED STOCKS - 0.11% Shares Held Value (000's)
Software - 0.08%
Magic Leap Inc - Series C 0.00%
( e),(f),(g),(h)
5,653 138
Magic Leap Inc - Series D 0.00%
( e),(f),(g),(h)
1,903 46
UIPATH Inc Ser D-1 0.00%
( e),(f),(h)
4,548 179
UIPATH Inc Ser D-2 0.00%
( e),(f),(h)
764 30
$ 393
Telecommunications - 0.03%
Aurora Innovation 0.00%
( e),(f),(h)
12,920 119
TOTAL PREFERRED STOCKS $ 512
Total Investments $ 468,198
Other Assets and Liabilities -  (0.15)% (699)
TOTAL NET ASSETS - 100.00% $ 467,499
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $642 or
0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,084 or 0.23%
of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 26.25%
Technology 23.52%
Communications 20.52%
Industrial 9.53%
Financial 8.42%
Consumer, Cyclical 7.15%
Money Market Funds 1.76%
Basic Materials 1.75%
Utilities 0.91%
Energy 0.25%
Domestic Equity Funds 0.09%
Other Assets and Liabilities
(0.15)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 6,022 $ 96,531 $ 94,995 $ 7,558
Principal Millennials Index ETF 150 — — 181
Principal Price Setters Index ETF 50 — — 62
Principal Sustainable Momentum Index ETF 18 — — 21
Principal U.S. Mega-Cap Multi-Factor Index ETF 132 — — 156
$ 6,372 $ 96,531 $ 94,99 5 $ 7,978
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 119 $ — $ — $ —
Principal Millennials Index ETF — — — 3 1
Principal Price Setters Index ETF 1 — — 12
Principal Sustainable Momentum Index ETF — — — 3
Principal U.S. Mega-Cap Multi-Factor Index ETF 2 — — 24
$ 122 $ — $ — $ 7 0
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 160 $ 445 0.09%
Airbnb Inc - Series E   0.00% 07/14/2015 104 127 0.03%
Aurora Innovation   0.00% 03/01/2019 119 119 0.03%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 138 0.02%
Magic Leap Inc - Series D   0.00% 10/12/2017 5 1 46 0.01%
Uber Technologies Inc - Lockup Shares 12/05/2014-1/16/2018 362 284 0.06%
UIPATH Inc Ser D-1   0.00% 04/26/2019 179 179 0.04%
UIPATH Inc Ser D-2   0.00% 04/26/2019 30 30 0.01%
Total $ 1,368 0.29%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2019 Long 19 $ 2,830 $ (33)
Total $ (33)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.33% Shares Held Value (000's)
Exchange-Traded Funds - 0.17%
iShares Core S&P 500 ETF 15,016 $ 4,482
Money Market Funds - 1.16%
BlackRock Liquidity FedFund 1.79%
(a),(b)
1,180,303 1,181
Principal Government Money Market Fund
1.92%
(a),(c)
28,668,430 28,668
$ 29,849
TOTAL INVESTMENT COMPANIES $ 34,331
COMMON STOCKS - 98.83% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc/The 39,905 861
Omnicom Group Inc 22,417 1,755
$ 2,616
Aerospace & Defense - 2.60%
Arconic Inc 39,920 1,038
Boeing Co/The 55,090 20,960
General Dynamics Corp 24,112 4,406
L3Harris Technologies Inc 23,010 4,801
Lockheed Martin Corp 25,610 9,989
Northrop Grumman Corp 16,217 6,078
Raytheon Co 28,700 5,631
TransDigm Group Inc 5,115 2,663
United Technologies Corp 83,592 11,412
$ 66,978
Agriculture - 0.87%
Altria Group Inc 192,515 7,874
Archer-Daniels-Midland Co 57,399 2,358
Philip Morris International Inc 160,336 12,174
$ 22,406
Airlines - 0.39%
Alaska Air Group Inc 12,703 825
American Airlines Group Inc 40,839 1,101
Delta Air Lines Inc 59,636 3,435
Southwest Airlines Co 49,855 2,693
United Airlines Holdings Inc
( d)
22,770 2,013
$ 10,067
Apparel - 0.73%
Capri Holdings Ltd
( d)
15,620 518
Hanesbrands Inc 37,258 571
NIKE Inc 129,011 12,117
PVH Corp 7,641 674
Ralph Lauren Corp 5,343 510
Tapestry Inc 29,562 770
Under Armour Inc - Class A
( d)
19,389 387
Under Armour Inc - Class C
( d)
20,029 363
VF Corp 33,647 2,994
$ 18,904
Automobile Manufacturers - 0.43%
Ford Motor Co 403,870 3,699
General Motors Co 129,478 4,853
PACCAR Inc 35,694 2,499
$ 11,051
Automobile Parts & Equipment - 0.12%
Aptiv PLC 26,402 2,308
BorgWarner Inc 21,283 781
$ 3,089
Banks - 6.18%
Bank of America Corp 863,338 25,184
Bank of New York Mellon Corp/The 88,403 3,997
BB&T Corp 78,956 4,214
Citigroup Inc 232,807 16,082
Citizens Financial Group Inc 46,075 1,630
Comerica Inc 15,393 1,016
Fifth Third Bancorp 75,279 2,061
First Republic Bank/CA 17,336 1,676
Goldman Sachs Group Inc/The 33,350 6,911
Huntington Bancshares Inc/OH 106,955 1,526
JPMorgan Chase & Co 329,516 38,781
KeyCorp 103,391 1,844
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 13,776 $ 2,176
Morgan Stanley 129,448 5,524
Northern Trust Corp 22,146 2,067
PNC Financial Services Group Inc/The 45,886 6,431
Regions Financial Corp 102,826 1,627
State Street Corp 38,396 2,273
SunTrust Banks Inc 45,749 3,147
SVB Financial Group
( d)
5,312 1,110
US Bancorp 147,781 8,178
Wells Fargo & Co 413,204 20,842
Zions Bancorp NA 18,237 812
$ 159,109
Beverages - 1.92%
Brown-Forman Corp - B Shares 18,757 1,178
Coca-Cola Co/The 396,597 21,591
Constellation Brands Inc 17,234 3,572
Molson Coors Brewing Co 19,358 1,113
Monster Beverage Corp
( d)
39,869 2,315
PepsiCo Inc 144,087 19,754
$ 49,523
Biotechnology - 1.92%
Alexion Pharmaceuticals Inc
( d)
23,107 2,263
Amgen Inc 61,802 11,959
Biogen Inc
( d)
19,009 4,426
Celgene Corp
( d)
73,039 7,253
Corteva Inc 77,176 2,161
Gilead Sciences Inc 130,515 8,272
Illumina Inc
( d)
15,149 4,609
Incyte Corp
( d)
18,395 1,365
Nektar Therapeutics
( d),(e)
18,062 329
Regeneron Pharmaceuticals Inc
( d)
8,234 2,284
Vertex Pharmaceuticals Inc
( d)
26,488 4,488
$ 49,409
Building Materials - 0.37%
Fortune Brands Home & Security Inc 14,415 788
Johnson Controls International plc 82,001 3,599
Martin Marietta Materials Inc 6,434 1,764
Masco Corp 29,830 1,243
Vulcan Materials Co 13,632 2,062
$ 9,456
Chemicals - 1.85%
Air Products & Chemicals Inc 22,708 5,038
Albemarle Corp
( e)
10,922 759
Celanese Corp 12,752 1,559
CF Industries Holdings Inc 22,500 1,107
Dow Inc 76,592 3,650
DuPont de Nemours Inc 76,826 5,479
Eastman Chemical Co 14,118 1,042
Ecolab Inc 25,800 5,109
FMC Corp 13,442 1,179
International Flavors & Fragrances Inc
( e)
11,003 1,350
Linde PLC 55,711 10,792
LyondellBasell Industries NV 26,603 2,380
Mosaic Co/The 36,584 750
PPG Industries Inc 24,351 2,886
Sherwin-Williams Co/The 8,461 4,653
$ 47,733
Commercial Services - 2.06%
Automatic Data Processing Inc 44,719 7,219
Cintas Corp 8,556 2,294
Equifax Inc 12,457 1,752
FleetCor Technologies Inc
( d)
8,921 2,558
Gartner Inc
( d)
9,289 1,328
Global Payments Inc 30,920 4,916
H&R Block Inc 20,686 489
IHS Markit Ltd
( d)
41,335 2,765
MarketAxess Holdings Inc 3,891 1,274
Moody's Corp 16,769 3,435
Nielsen Holdings PLC 36,653 779

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
( d)
121,261 $ 12,561
Quanta Services Inc 14,652 554
Robert Half International Inc 12,116 674
Rollins Inc 14,513 495
S&P Global Inc 25,382 6,218
United Rentals Inc
( d)
7,953 991
Verisk Analytics Inc 16,850 2,665
$ 52,967
Computers - 5.43%
Accenture PLC - Class A 65,660 12,630
Apple Inc 437,780 98,050
Cognizant Technology Solutions Corp 56,917 3,430
DXC Technology Co 26,997 796
Fortinet Inc
( d)
14,626 1,123
Hewlett Packard Enterprise Co 134,549 2,041
HP Inc 152,719 2,889
International Business Machines Corp 91,293 13,276
Leidos Holdings Inc 13,931 1,196
NetApp Inc 24,519 1,288
Seagate Technology PLC 24,399 1,312
Western Digital Corp 30,504 1,819
$ 139,850
Consumer Products - 0.38%
Avery Dennison Corp 8,676 985
Church & Dwight Co Inc 25,464 1,916
Clorox Co/The 12,959 1,968
Kimberly-Clark Corp 35,471 5,039
$ 9,908
Cosmetics & Personal Care - 1.69%
Colgate-Palmolive Co 88,421 6,500
Coty Inc 30,313 319
Estee Lauder Cos Inc/The 22,797 4,535
Procter & Gamble Co/ The
( f)
257,907 32,078
$ 43,432
Distribution & Wholesale - 0.23%
Copart Inc
( d)
20,777 1,669
Fastenal Co 59,094 1,930
LKQ Corp
( d)
31,762 999
WW Grainger Inc 4,556 1,354
$ 5,952
Diversified Financial Services - 4.25%
Affiliated Managers Group Inc 5,219 435
Alliance Data Systems Corp 4,222 541
American Express Co 70,112 8,293
Ameriprise Financial Inc 13,487 1,984
BlackRock Inc 12,107 5,395
Capital One Financial Corp 48,469 4,410
Cboe Global Markets Inc 11,509 1,322
Charles Schwab Corp/The 119,894 5,015
CME Group Inc 36,903 7,799
Discover Financial Services 32,797 2,659
E*TRADE Financial Corp 24,714 1,080
Franklin Resources Inc 29,067 839
Intercontinental Exchange Inc 57,754 5,329
Invesco Ltd 39,700 673
Mastercard Inc 92,004 24,986
Nasdaq Inc 11,881 1,180
Raymond James Financial Inc 12,735 1,050
Synchrony Financial 62,901 2,144
T Rowe Price Group Inc 24,277 2,774
Visa Inc 177,973 30,613
Western Union Co/The 43,684 1,012
$ 109,533
Electric - 3.36%
AES Corp/VA 68,412 1,118
Alliant Energy Corp 24,477 1,320
Ameren Corp 25,331 2,028
American Electric Power Co Inc 50,887 4,768
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CenterPoint Energy Inc 51,755 $ 1,562
CMS Energy Corp 29,245 1,870
Consolidated Edison Inc 34,228 3,233
Dominion Energy Inc 84,702 6,864
DTE Energy Co 18,890 2,512
Duke Energy Corp 75,085 7,198
Edison International 36,902 2,783
Entergy Corp 20,490 2,405
Evergy Inc 24,266 1,615
Eversource Energy 33,348 2,850
Exelon Corp 100,126 4,837
FirstEnergy Corp 55,648 2,684
NextEra Energy Inc 50,368 11,735
NRG Energy Inc 26,072 1,032
Pinnacle West Capital Corp 11,573 1,123
PPL Corp 74,430 2,344
Public Service Enterprise Group Inc 52,108 3,235
Sempra Energy 28,293 4,176
Southern Co/The 107,715 6,654
WEC Energy Group Inc 32,507 3,091
Xcel Energy Inc 54,038 3,507
$ 86,544
Electrical Components & Equipment - 0.25%
AMETEK Inc 23,532 2,161
Emerson Electric Co 63,388 4,238
$ 6,399
Electronics - 1.26%
Agilent Technologies Inc 31,893 2,444
Allegion PLC 9,623 997
Amphenol Corp 30,654 2,958
FLIR Systems Inc 13,974 735
Fortive Corp 30,428 2,086
Garmin Ltd 14,889 1,261
Honeywell International Inc 74,149 12,546
Keysight Technologies Inc
( d)
19,330 1,880
Mettler-Toledo International Inc
( d)
2,537 1,787
PerkinElmer Inc 11,446 975
TE Connectivity Ltd 34,619 3,226
Waters Corp
( d)
6,880 1,536
$ 32,431
Engineering & Construction - 0.05%
Jacobs Engineering Group Inc 13,963 1,278
Environmental Control - 0.28%
Pentair PLC 17,318 655
Republic Services Inc 21,817 1,888
Waste Management Inc 40,221 4,625
$ 7,168
Food - 1.33%
Campbell Soup Co 17,380 815
Conagra Brands Inc 50,146 1,539
General Mills Inc 62,192 3,428
Hershey Co/The 15,351 2,379
Hormel Foods Corp 28,614 1,251
JM Smucker Co/The 11,753 1,293
Kellogg Co 25,625 1,649
Kraft Heinz Co/The 64,120 1,791
Kroger Co/The 82,320 2,122
Lamb Weston Holdings Inc 15,013 1,092
McCormick & Co Inc/MD 12,680 1,982
Mondelez International Inc 148,620 8,222
Sysco Corp 52,885 4,199
Tyson Foods Inc 30,367 2,616
$ 34,378
Forest Products & Paper - 0.07%
International Paper Co 40,484 1,693

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.10%
Atmos Energy Corp 12,181 $ 1,388
NiSource Inc 38,475 1,151
$ 2,539
Hand & Machine Tools - 0.12%
Snap-on Inc 5,690 891
Stanley Black & Decker Inc 15,637 2,258
$ 3,149
Healthcare - Products - 4.07%
Abbott Laboratories 182,138 15,240
ABIOMED Inc
( d)
4,676 832
Align Technology Inc
( d)
7,490 1,355
Baxter International Inc 52,615 4,602
Becton Dickinson and Co 27,820 7,037
Boston Scientific Corp
( d)
143,552 5,841
Cooper Cos Inc/The 5,108 1,517
Danaher Corp 65,795 9,503
DENTSPLY SIRONA Inc 23,104 1,232
Edwards Lifesciences Corp
( d)
21,432 4,713
Henry Schein Inc
( d)
15,279 970
Hologic Inc
( d)
27,547 1,391
IDEXX Laboratories Inc
( d)
8,871 2,412
Intuitive Surgical Inc
( d)
11,877 6,413
Medtronic PLC 138,265 15,018
ResMed Inc 14,805 2,000
Stryker Corp 33,067 7,152
Teleflex Inc 4,764 1,619
Thermo Fisher Scientific Inc 41,270 12,021
Varian Medical Systems Inc
( d)
9,384 1,118
Zimmer Biomet Holdings Inc 21,158 2,904
$ 104,890
Healthcare - Services - 1.76%
Anthem Inc 26,364 6,330
Centene Corp
( d)
42,623 1,844
DaVita Inc
( d)
9,979 569
HCA Healthcare Inc 27,410 3,301
Humana Inc 13,921 3,559
IQVIA Holdings Inc
( d)
18,774 2,804
Laboratory Corp of America Holdings
( d)
10,069 1,692
Quest Diagnostics Inc 13,878 1,485
UnitedHealth Group Inc 97,662 21,224
Universal Health Services Inc 8,372 1,245
WellCare Health Plans Inc
( d)
5,184 1,344
$ 45,397
Home Builders - 0.22%
DR Horton Inc 34,682 1,828
Lennar Corp - A Shares 29,310 1,637
NVR Inc
( d)
353 1,312
PulteGroup Inc 26,563 971
$ 5,748
Home Furnishings - 0.06%
Leggett & Platt Inc 13,548 555
Whirlpool Corp 6,546 1,036
$ 1,591
Housewares - 0.03%
Newell Brands Inc 39,270 735
Insurance - 4.06%
Aflac Inc 76,300 3,992
Allstate Corp/The 33,925 3,687
American International Group Inc 89,648 4,993
Aon PLC 24,305 4,705
Arthur J Gallagher & Co 19,175 1,718
Assurant Inc 6,300 793
Berkshire Hathaway Inc - Class B
( d)
202,074 42,035
Chubb Ltd 46,968 7,583
Cincinnati Financial Corp 15,654 1,826
Everest Re Group Ltd 4,198 1,117
Globe Life Inc 10,344 991
Hartford Financial Services Group Inc/The 37,262 2,258
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 20,631 $ 1,244
Loews Corp 26,800 1,380
Marsh & McLennan Cos Inc 52,178 5,220
MetLife Inc 82,030 3,869
Principal Financial Group Inc 26,720 1,527
Progressive Corp/The 60,250 4,654
Prudential Financial Inc 41,428 3,726
Travelers Cos Inc/The 26,834 3,990
Unum Group 21,501 639
Willis Towers Watson PLC 13,293 2,565
$ 104,512
Internet - 8.92%
Alphabet Inc - A Shares
( d)
30,868 37,694
Alphabet Inc - C Shares
( d)
31,143 37,963
Amazon.com Inc
( d)
42,820 74,332
Booking Holdings Inc
( d)
4,382 8,600
CDW Corp/DE 14,913 1,838
eBay Inc 81,253 3,167
Expedia Group Inc 14,411 1,937
F5 Networks Inc
( d)
6,196 870
Facebook Inc
( d)
247,920 44,150
Netflix Inc
( d)
45,120 12,075
Symantec Corp 58,596 1,385
TripAdvisor Inc
( d)
10,820 418
Twitter Inc
( d)
79,663 3,282
VeriSign Inc
( d)
10,735 2,025
$ 229,736
Iron & Steel - 0.06%
Nucor Corp 31,242 1,591
Leisure Products & Services - 0.21%
Carnival Corp 41,263 1,804
Harley-Davidson Inc 16,152 581
Norwegian Cruise Line Holdings Ltd
( d)
22,218 1,150
Royal Caribbean Cruises Ltd 17,708 1,918
$ 5,453
Lodging - 0.34%
Hilton Worldwide Holdings Inc 29,562 2,752
Marriott International Inc/MD 28,172 3,504
MGM Resorts International 53,735 1,490
Wynn Resorts Ltd 9,981 1,085
$ 8,831
Machinery - Construction & Mining - 0.28%
Caterpillar Inc 57,978 7,323
Machinery - Diversified - 0.78%
Cummins Inc 16,260 2,645
Deere & Co 32,450 5,474
Dover Corp 14,988 1,492
Flowserve Corp 13,517 631
IDEX Corp 7,816 1,281
Rockwell Automation Inc 12,059 1,987
Roper Technologies Inc 10,717 3,822
Wabtec Corp 18,767 1,349
Xylem Inc/NY 18,552 1,477
$ 20,158
Media - 2.29%
CBS Corp 33,723 1,361
Charter Communications Inc
( d)
16,662 6,867
Comcast Corp - Class A 467,408 21,071
Discovery Inc - A Shares
( d),(e)
16,286 434
Discovery Inc - C Shares
( d)
35,756 880
DISH Network Corp
( d)
24,793 845
Fox Corp - A Shares 36,526 1,152
Fox Corp - B Shares 16,732 528
News Corp - A Shares 39,742 553
News Corp - B Shares 12,550 179
Viacom Inc - B Shares 36,477 876
Walt Disney Co/The 185,640 24,193
$ 58,939

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.18%
Freeport-McMoRan Inc 149,521 $ 1,431
Newmont Goldcorp Corp 84,493 3,204
$ 4,635
Miscellaneous Manufacturers - 1.30%
3M Co 59,285 9,747
AO Smith Corp 14,258 680
Eaton Corp PLC 43,283 3,599
General Electric Co 899,365 8,040
Illinois Tool Works Inc 30,336 4,747
Ingersoll-Rand PLC 24,895 3,067
Parker-Hannifin Corp 13,236 2,391
Textron Inc 23,716 1,161
$ 33,432
Office & Business Equipment - 0.02%
Xerox Holdings Corp 19,612 587
Oil & Gas - 3.68%
Apache Corp 38,744 992
Cabot Oil & Gas Corp 43,118 758
Chevron Corp 195,641 23,203
Cimarex Energy Co 10,455 501
Concho Resources Inc 20,722 1,407
ConocoPhillips 114,406 6,519
Devon Energy Corp 41,655 1,002
Diamondback Energy Inc 16,802 1,511
EOG Resources Inc 59,808 4,439
Exxon Mobil Corp 436,035 30,788
Helmerich & Payne Inc 11,278 452
Hess Corp 26,671 1,613
HollyFrontier Corp 15,604 837
Marathon Oil Corp 82,861 1,017
Marathon Petroleum Corp 67,843 4,122
Noble Energy Inc 49,286 1,107
Occidental Petroleum Corp 92,180 4,099
Phillips 66 46,224 4,733
Pioneer Natural Resources Co 17,225 2,166
Valero Energy Corp 42,707 3,640
$ 94,906
Oil & Gas Services - 0.39%
Baker Hughes a GE Co 66,887 1,552
Halliburton Co 90,268 1,702
National Oilwell Varco Inc 39,768 843
Schlumberger Ltd 142,525 4,870
TechnipFMC PLC 43,252 1,044
$ 10,011
Packaging & Containers - 0.26%
Amcor PLC 167,413 1,632
Ball Corp 34,215 2,491
Packaging Corp of America 9,755 1,035
Sealed Air Corp 15,925 661
Westrock Co 26,520 967
$ 6,786
Pharmaceuticals - 5.48%
AbbVie Inc 152,364 11,537
Allergan PLC 33,805 5,689
AmerisourceBergen Corp 15,673 1,290
Bristol-Myers Squibb Co 168,573 8,548
Cardinal Health Inc 30,724 1,450
Cigna Corp 38,915 5,907
CVS Health Corp 134,022 8,453
Eli Lilly & Co 87,554 9,791
Johnson & Johnson 271,979 35,189
McKesson Corp 19,056 2,604
Merck & Co Inc 263,859 22,212
Mylan NV
( d)
53,162 1,051
Perrigo Co PLC 14,021 784
Pfizer Inc 570,001 20,480
Zoetis Inc 49,214 6,132
$ 141,117
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.40%
Kinder Morgan Inc/DE 200,634 $ 4,135
ONEOK Inc 42,558 3,136
Williams Cos Inc/The 124,904 3,005
$ 10,276
Real Estate - 0.07%
CBRE Group Inc
( d)
34,660 1,837
REITs - 3.11%
Alexandria Real Estate Equities Inc 11,688 1,800
American Tower Corp 45,620 10,088
Apartment Investment & Management Co 15,343 800
AvalonBay Communities Inc 14,392 3,099
Boston Properties Inc 14,814 1,921
Crown Castle International Corp 42,845 5,956
Digital Realty Trust Inc 21,470 2,787
Duke Realty Corp 37,248 1,265
Equinix Inc 8,740 5,041
Equity Residential 35,926 3,099
Essex Property Trust Inc 6,773 2,212
Extra Space Storage Inc 13,244 1,547
Federal Realty Investment Trust 7,184 978
HCP Inc 50,611 1,803
Host Hotels & Resorts Inc 75,220 1,301
Iron Mountain Inc 29,587 958
Kimco Realty Corp 43,499 908
Macerich Co/The 11,355 359
Mid-America Apartment Communities Inc 11,752 1,528
Prologis Inc 65,040 5,543
Public Storage 15,474 3,795
Realty Income Corp 32,794 2,515
Regency Centers Corp 17,267 1,200
SBA Communications Corp 11,656 2,811
Simon Property Group Inc 31,742 4,941
SL Green Realty Corp 8,494 694
UDR Inc 30,178 1,463
Ventas Inc 38,396 2,804
Vornado Realty Trust 16,322 1,039
Welltower Inc 41,762 3,786
Weyerhaeuser Co 76,768 2,127
$ 80,168
Retail - 5.68%
Advance Auto Parts Inc 7,357 1,217
AutoZone Inc
( d)
2,527 2,741
Best Buy Co Inc 23,902 1,649
CarMax Inc
( d)
17,065 1,502
Chipotle Mexican Grill Inc
( d)
2,628 2,209
Costco Wholesale Corp 45,322 13,058
Darden Restaurants Inc 12,656 1,496
Dollar General Corp 26,493 4,211
Dollar Tree Inc
( d)
24,386 2,784
Gap Inc/The 22,074 383
Genuine Parts Co 15,054 1,499
Home Depot Inc/The 112,861 26,186
Kohl's Corp 16,399 814
L Brands Inc 23,926 469
Lowe's Cos Inc 79,538 8,746
Macy's Inc 31,835 495
McDonald's Corp 78,265 16,804
Nordstrom Inc
( e)
11,015 371
O'Reilly Automotive Inc
( d)
7,886 3,143
Ross Stores Inc 37,584 4,129
Starbucks Corp 123,357 10,907
Target Corp 52,653 5,629
Tiffany & Co 11,204 1,038
TJX Cos Inc/The 124,586 6,944
Tractor Supply Co 12,291 1,111
Ulta Beauty Inc
( d)
6,064 1,520
Walgreens Boots Alliance Inc 78,182 4,324
Walmart Inc 146,558 17,393

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 31,359 $ 3,557
$ 146,329
Savings & Loans - 0.02%
People's United Financial Inc 41,093 643
Semiconductors - 3.89%
Advanced Micro Devices Inc
( d)
111,870 3,243
Analog Devices Inc 38,068 4,253
Applied Materials Inc 95,198 4,751
Broadcom Inc 41,023 11,325
Intel Corp 456,532 23,525
IPG Photonics Corp
( d)
3,673 498
KLA Corp 16,413 2,617
Lam Research Corp 14,895 3,443
Maxim Integrated Products Inc 27,956 1,619
Microchip Technology Inc 24,531 2,279
Micron Technology Inc
( d)
113,751 4,874
NVIDIA Corp 62,760 10,925
Qorvo Inc
( d)
12,139 900
QUALCOMM Inc 125,279 9,556
Skyworks Solutions Inc 17,695 1,402
Texas Instruments Inc 96,214 12,435
Xilinx Inc 26,033 2,497
$ 100,142
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 4,260 902
Software - 7.80%
Activision Blizzard Inc 79,045 4,183
Adobe Inc
( d)
50,027 13,820
Akamai Technologies Inc
( d)
17,002 1,554
ANSYS Inc
( d)
8,666 1,918
Autodesk Inc
( d)
22,629 3,342
Broadridge Financial Solutions Inc 11,778 1,465
Cadence Design Systems Inc
( d)
28,871 1,908
Cerner Corp 32,812 2,237
Citrix Systems Inc 12,681 1,224
Electronic Arts Inc
( d)
30,371 2,971
Fidelity National Information Services Inc 63,218 8,393
Fiserv Inc
( d)
58,825 6,094
Intuit Inc 26,801 7,127
Jack Henry & Associates Inc 7,935 1,158
Microsoft Corp 786,865 109,398
MSCI Inc 8,728 1,900
Oracle Corp 226,890 12,486
Paychex Inc 32,958 2,728
salesforce.com Inc
( d)
90,378 13,416
Synopsys Inc
( d)
15,487 2,126
Take-Two Interactive Software Inc
( d)
11,663 1,462
$ 200,910
Telecommunications - 3.38%
Arista Networks Inc
( d)
5,607 1,340
AT&T Inc 753,020 28,494
CenturyLink Inc 101,167 1,263
Cisco Systems Inc 437,497 21,617
Corning Inc 80,472 2,295
Juniper Networks Inc 35,637 882
Motorola Solutions Inc 17,061 2,907
T-Mobile US Inc
( d)
32,580 2,566
Verizon Communications Inc 426,233 25,727
$ 87,091
Textiles - 0.03%
Mohawk Industries Inc
( d)
6,172 766
Toys, Games & Hobbies - 0.06%
Hasbro Inc 12,095 1,436
Transportation - 1.53%
CH Robinson Worldwide Inc 13,952 1,183
CSX Corp 82,255 5,698
Expeditors International of Washington Inc 17,594 1,307
FedEx Corp 24,732 3,600
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 8,803 $ 974
Kansas City Southern 10,365 1,378
Norfolk Southern Corp 27,146 4,877
Union Pacific Corp 72,606 11,761
United Parcel Service Inc 71,966 8,623
$ 39,401
Water - 0.09%
American Water Works Co Inc 18,617 2,313
TOTAL COMMON STOCKS $ 2,546,154
Total Investments $ 2,580,485
Other Assets and Liabilities -  (0.16)% (4,210)
TOTAL NET ASSETS - 100.00% $ 2,576,275
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,181 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,962 or 0.15% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.48%
Financial 17.69%
Technology 17.14%
Communications 14.69%
Industrial 9.12%
Consumer, Cyclical 8.53%
Energy 4.47%
Utilities 3.55%
Basic Materials 2.16%
Money Market Funds 1.16%
Investment Companies 0.17%
Other Assets and Liabilities
(0.16)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 56,593 $ 375,096 $ 403,021 $ 28,668
$ 56,593 $ 375,096 $ 403,021 $ 28,668
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 554 $ — $ — $ —
$ 554 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2019 Long 190 $ 28,296 $ (280)
Total $ (280)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.33% Shares Held Value (000's)
Exchange-Traded Funds - 0.51%
iShares Core S&P 500 ETF 3,638 $ 1,086
Money Market Funds - 5.82%
BlackRock Liquidity FedFund 1.79%
(a),(b)
150,888 152
Principal Government Money Market Fund
1.92%
(a),(c)
12,412,776 12,412
$ 12,564
TOTAL INVESTMENT COMPANIES $ 13,650
COMMON STOCKS - 93.95% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc/The 3,177 68
Omnicom Group Inc 1,785 140
$ 208
Aerospace & Defense - 2.47%
Arconic Inc 3,179 83
Boeing Co/The 4,386 1,669
General Dynamics Corp 1,920 351
L3Harris Technologies Inc 1,832 382
Lockheed Martin Corp 2,039 795
Northrop Grumman Corp 1,292 484
Raytheon Co 2,285 448
TransDigm Group Inc 407 212
United Technologies Corp 6,655 909
$ 5,333
Agriculture - 0.83%
Altria Group Inc 15,328 627
Archer-Daniels-Midland Co 4,571 188
Philip Morris International Inc 12,766 969
$ 1,784
Airlines - 0.37%
Alaska Air Group Inc 1,011 66
American Airlines Group Inc 3,251 88
Delta Air Lines Inc 4,749 274
Southwest Airlines Co 3,970 214
United Airlines Holdings Inc
(d)
1,813 160
$ 802
Apparel - 0.70%
Capri Holdings Ltd
(d)
1,243 41
Hanesbrands Inc 2,966 45
NIKE Inc 10,273 965
PVH Corp 609 54
Ralph Lauren Corp 426 41
Tapestry Inc 2,354 61
Under Armour Inc - Class A
(d)
1,543 31
Under Armour Inc - Class C
(d)
1,594 29
VF Corp 2,679 238
$ 1,505
Automobile Manufacturers - 0.41%
Ford Motor Co 32,157 295
General Motors Co 10,310 386
PACCAR Inc 2,842 199
$ 880
Automobile Parts & Equipment - 0.11%
Aptiv PLC 2,103 184
BorgWarner Inc 1,694 62
$ 246
Banks - 5.87%
Bank of America Corp 68,741 2,005
Bank of New York Mellon Corp/The 7,039 318
BB&T Corp 6,286 335
Citigroup Inc 18,537 1,281
Citizens Financial Group Inc 3,669 130
Comerica Inc 1,226 81
Fifth Third Bancorp 5,993 164
First Republic Bank/CA 1,380 133
Goldman Sachs Group Inc/The 2,656 550
Huntington Bancshares Inc/OH 8,516 121
JPMorgan Chase & Co 26,237 3,088
KeyCorp 8,233 147
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 1,097 $ 173
Morgan Stanley 10,307 440
Northern Trust Corp 1,764 165
PNC Financial Services Group Inc/The 3,654 512
Regions Financial Corp 8,188 130
State Street Corp 3,057 181
SunTrust Banks Inc 3,642 251
SVB Financial Group
(d)
423 88
US Bancorp 11,767 651
Wells Fargo & Co 32,901 1,660
Zions Bancorp NA 1,453 65
$ 12,669
Beverages - 1.83%
Brown-Forman Corp - B Shares 1,493 94
Coca-Cola Co/The 31,578 1,719
Constellation Brands Inc 1,372 284
Molson Coors Brewing Co 1,541 89
Monster Beverage Corp
(d)
3,175 184
PepsiCo Inc 11,472 1,573
$ 3,943
Biotechnology - 1.82%
Alexion Pharmaceuticals Inc
(d)
1,839 180
Amgen Inc 4,921 952
Biogen Inc
(d)
1,514 353
Celgene Corp
(d)
5,815 577
Corteva Inc 6,145 172
Gilead Sciences Inc 10,392 659
Illumina Inc
(d)
1,206 367
Incyte Corp
(d)
1,464 109
Nektar Therapeutics
(d),(e)
1,438 26
Regeneron Pharmaceuticals Inc
(d)
655 182
Vertex Pharmaceuticals Inc
(d)
2,109 357
$ 3,934
Building Materials - 0.35%
Fortune Brands Home & Security Inc 1,147 63
Johnson Controls International plc 6,529 287
Martin Marietta Materials Inc 512 140
Masco Corp 2,376 99
Vulcan Materials Co 1,085 164
$ 753
Chemicals - 1.76%
Air Products & Chemicals Inc 1,808 401
Albemarle Corp
(e)
869 60
Celanese Corp 1,016 124
CF Industries Holdings Inc 1,792 88
Dow Inc 6,099 291
DuPont de Nemours Inc 6,118 436
Eastman Chemical Co 1,125 83
Ecolab Inc 2,055 407
FMC Corp 1,071 94
International Flavors & Fragrances Inc 876 108
Linde PLC 4,436 859
LyondellBasell Industries NV 2,119 190
Mosaic Co/The 2,912 60
PPG Industries Inc 1,938 230
Sherwin-Williams Co/The 673 370
$ 3,801
Commercial Services - 1.95%
Automatic Data Processing Inc 3,560 575
Cintas Corp 682 183
Equifax Inc 991 139
FleetCor Technologies Inc
(d)
710 204
Gartner Inc
(d)
739 106
Global Payments Inc 2,461 391
H&R Block Inc 1,647 39
IHS Markit Ltd
(d)
3,291 220
MarketAxess Holdings Inc 309 101
Moody's Corp 1,336 274
Nielsen Holdings PLC 2,918 62

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
9,655 $ 1,000
Quanta Services Inc 1,166 44
Robert Half International Inc 965 54
Rollins Inc 1,156 39
S&P Global Inc 2,021 495
United Rentals Inc
(d)
634 79
Verisk Analytics Inc 1,341 212
$ 4,217
Computers - 5.16%
Accenture PLC - Class A 5,228 1,006
Apple Inc 34,857 7,807
Cognizant Technology Solutions Corp 4,532 273
DXC Technology Co 2,150 63
Fortinet Inc
(d)
1,165 89
Hewlett Packard Enterprise Co 10,714 163
HP Inc 12,160 230
International Business Machines Corp 7,269 1,057
Leidos Holdings Inc 1,110 95
NetApp Inc 1,953 103
Seagate Technology PLC 1,943 104
Western Digital Corp 2,428 145
$ 11,135
Consumer Products - 0.37%
Avery Dennison Corp 690 78
Church & Dwight Co Inc 2,027 153
Clorox Co/The 1,032 157
Kimberly-Clark Corp 2,824 401
$ 789
Cosmetics & Personal Care - 1.60%
Colgate-Palmolive Co 7,040 518
Coty Inc 2,414 25
Estee Lauder Cos Inc/The 1,815 361
Procter & Gamble Co/The 20,535 2,554
$ 3,458
Distribution & Wholesale - 0.22%
Copart Inc
(d)
1,654 133
Fastenal Co 4,705 154
LKQ Corp
(d)
2,529 79
WW Grainger Inc 363 108
$ 474
Diversified Financial Services - 4.04%
Affiliated Managers Group Inc 416 35
Alliance Data Systems Corp 337 43
American Express Co 5,583 660
Ameriprise Financial Inc 1,074 158
BlackRock Inc 964 430
Capital One Financial Corp 3,859 351
Cboe Global Markets Inc 916 105
Charles Schwab Corp/The 9,547 399
CME Group Inc 2,938 621
Discover Financial Services 2,612 212
E*TRADE Financial Corp 1,968 86
Franklin Resources Inc 2,315 67
Intercontinental Exchange Inc 4,599 424
Invesco Ltd 3,161 53
Mastercard Inc 7,326 1,989
Nasdaq Inc 946 94
Raymond James Financial Inc 1,014 84
Synchrony Financial 5,009 171
T Rowe Price Group Inc 1,933 221
Visa Inc 14,171 2,438
Western Union Co/The 3,479 81
$ 8,722
Electric - 3.19%
AES Corp/VA 5,447 89
Alliant Energy Corp 1,948 105
Ameren Corp 2,016 161
American Electric Power Co Inc 4,051 380
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CenterPoint Energy Inc 4,120 $ 124
CMS Energy Corp 2,328 149
Consolidated Edison Inc 2,725 257
Dominion Energy Inc 6,744 547
DTE Energy Co 1,504 200
Duke Energy Corp 5,978 573
Edison International 2,938 222
Entergy Corp 1,631 191
Evergy Inc 1,933 129
Eversource Energy 2,655 227
Exelon Corp 7,972 385
FirstEnergy Corp 4,430 214
NextEra Energy Inc 4,010 934
NRG Energy Inc 2,076 82
Pinnacle West Capital Corp 921 89
PPL Corp 5,926 187
Public Service Enterprise Group Inc 4,148 258
Sempra Energy 2,252 332
Southern Co/The 8,576 530
WEC Energy Group Inc 2,588 246
Xcel Energy Inc 4,302 279
$ 6,890
Electrical Components & Equipment - 0.24%
AMETEK Inc 1,873 172
Emerson Electric Co 5,047 337
$ 509
Electronics - 1.20%
Agilent Technologies Inc 2,540 195
Allegion PLC 767 79
Amphenol Corp 2,441 236
FLIR Systems Inc 1,112 58
Fortive Corp 2,422 166
Garmin Ltd 1,185 100
Honeywell International Inc 5,904 999
Keysight Technologies Inc
(d)
1,539 150
Mettler-Toledo International Inc
(d)
202 142
PerkinElmer Inc 911 78
TE Connectivity Ltd 2,756 257
Waters Corp
(d)
548 122
$ 2,582
Engineering & Construction - 0.05%
Jacobs Engineering Group Inc 1,111 102
Environmental Control - 0.26%
Pentair PLC 1,378 52
Republic Services Inc 1,738 151
Waste Management Inc 3,202 368
$ 571
Food - 1.27%
Campbell Soup Co 1,384 65
Conagra Brands Inc 3,992 122
General Mills Inc 4,951 273
Hershey Co/The 1,222 189
Hormel Foods Corp 2,278 100
JM Smucker Co/The 935 103
Kellogg Co 2,040 131
Kraft Heinz Co/The 5,105 143
Kroger Co/The 6,555 169
Lamb Weston Holdings Inc 1,196 87
McCormick & Co Inc/MD 1,009 158
Mondelez International Inc 11,833 655
Sysco Corp 4,210 334
Tyson Foods Inc 2,417 208
$ 2,737
Forest Products & Paper - 0.06%
International Paper Co 3,224 135

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.09%
Atmos Energy Corp 969 $ 110
NiSource Inc 3,063 92
$ 202
Hand & Machine Tools - 0.12%
Snap-on Inc 453 71
Stanley Black & Decker Inc 1,245 180
$ 251
Healthcare - Products - 3.87%
Abbott Laboratories 14,502 1,213
ABIOMED Inc
(d)
372 66
Align Technology Inc
(d)
596 108
Baxter International Inc 4,189 367
Becton Dickinson and Co 2,215 560
Boston Scientific Corp
(d)
11,429 465
Cooper Cos Inc/The 406 121
Danaher Corp 5,238 757
DENTSPLY SIRONA Inc 1,840 98
Edwards Lifesciences Corp
(d)
1,706 375
Henry Schein Inc
(d)
1,217 77
Hologic Inc
(d)
2,193 111
IDEXX Laboratories Inc
(d)
706 192
Intuitive Surgical Inc
(d)
945 510
Medtronic PLC 11,008 1,196
ResMed Inc 1,178 159
Stryker Corp 2,632 569
Teleflex Inc 379 129
Thermo Fisher Scientific Inc 3,286 957
Varian Medical Systems Inc
(d)
747 89
Zimmer Biomet Holdings Inc 1,684 231
$ 8,350
Healthcare - Services - 1.67%
Anthem Inc 2,100 504
Centene Corp
(d)
3,393 147
DaVita Inc
(d)
795 45
HCA Healthcare Inc 2,182 263
Humana Inc 1,108 283
IQVIA Holdings Inc
(d)
1,494 223
Laboratory Corp of America Holdings
(d)
802 135
Quest Diagnostics Inc 1,105 118
UnitedHealth Group Inc 7,776 1,690
Universal Health Services Inc 667 99
WellCare Health Plans Inc
(d)
412 107
$ 3,614
Home Builders - 0.21%
DR Horton Inc 2,762 146
Lennar Corp - A Shares 2,333 130
NVR Inc
(d)
28 104
PulteGroup Inc 2,115 77
$ 457
Home Furnishings - 0.06%
Leggett & Platt Inc 1,078 44
Whirlpool Corp 521 83
$ 127
Housewares - 0.03%
Newell Brands Inc 3,127 58
Insurance - 3.86%
Aflac Inc 6,076 318
Allstate Corp/The 2,702 294
American International Group Inc 7,137 397
Aon PLC 1,936 375
Arthur J Gallagher & Co 1,526 137
Assurant Inc 502 63
Berkshire Hathaway Inc - Class B
(d)
16,089 3,347
Chubb Ltd 3,740 604
Cincinnati Financial Corp 1,246 145
Everest Re Group Ltd 334 89
Globe Life Inc 824 79
Hartford Financial Services Group Inc/The 2,966 180
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 1,643 $ 99
Loews Corp 2,134 110
Marsh & McLennan Cos Inc 4,155 416
MetLife Inc 6,532 308
Principal Financial Group Inc 2,127 121
Progressive Corp/The 4,797 370
Prudential Financial Inc 3,299 297
Travelers Cos Inc/The 2,137 318
Unum Group 1,712 51
Willis Towers Watson PLC 1,058 204
$ 8,322
Internet - 8.48%
Alphabet Inc - A Shares
(d)
2,457 3,001
Alphabet Inc - C Shares
(d)
2,480 3,023
Amazon.com Inc
(d)
3,409 5,918
Booking Holdings Inc
(d)
349 685
CDW Corp/DE 1,187 146
eBay Inc 6,470 252
Expedia Group Inc 1,147 154
F5 Networks Inc
(d)
493 69
Facebook Inc
(d)
19,740 3,516
Netflix Inc
(d)
3,592 961
Symantec Corp 4,666 110
TripAdvisor Inc
(d)
861 34
Twitter Inc
(d)
6,342 261
VeriSign Inc
(d)
855 161
$ 18,291
Iron & Steel - 0.06%
Nucor Corp 2,488 127
Leisure Products & Services - 0.20%
Carnival Corp 3,285 144
Harley-Davidson Inc 1,287 46
Norwegian Cruise Line Holdings Ltd
(d)
1,769 91
Royal Caribbean Cruises Ltd 1,410 153
$ 434
Lodging - 0.33%
Hilton Worldwide Holdings Inc 2,354 219
Marriott International Inc/MD 2,244 279
MGM Resorts International 4,278 119
Wynn Resorts Ltd 794 86
$ 703
Machinery - Construction & Mining - 0.27%
Caterpillar Inc 4,617 583
Machinery - Diversified - 0.74%
Cummins Inc 1,294 211
Deere & Co 2,584 436
Dover Corp 1,193 119
Flowserve Corp 1,076 50
IDEX Corp 622 102
Rockwell Automation Inc 961 158
Roper Technologies Inc 853 304
Wabtec Corp 1,494 107
Xylem Inc/NY 1,477 118
$ 1,605
Media - 2.18%
CBS Corp 2,686 108
Charter Communications Inc
(d)
1,327 547
Comcast Corp - Class A 37,216 1,678
Discovery Inc - A Shares
(d),(e)
1,296 35
Discovery Inc - C Shares
(d)
2,847 70
DISH Network Corp
(d)
1,974 67
Fox Corp - A Shares 2,908 92
Fox Corp - B Shares 1,332 42
News Corp - A Shares 3,164 44
News Corp - B Shares 1,000 14
Viacom Inc - B Shares 2,904 70
Walt Disney Co/The 14,780 1,926
$ 4,693

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.17%
Freeport-McMoRan Inc 11,905 $ 114
Newmont Goldcorp Corp 6,727 255
$ 369
Miscellaneous Manufacturers - 1.23%
3M Co 4,720 776
AO Smith Corp 1,136 54
Eaton Corp PLC 3,447 287
General Electric Co 71,609 640
Illinois Tool Works Inc 2,416 378
Ingersoll-Rand PLC 1,982 244
Parker-Hannifin Corp 1,053 190
Textron Inc 1,889 93
$ 2,662
Office & Business Equipment - 0.02%
Xerox Holdings Corp 1,562 47
Oil & Gas - 3.50%
Apache Corp 3,084 79
Cabot Oil & Gas Corp 3,434 60
Chevron Corp 15,578 1,848
Cimarex Energy Co 832 40
Concho Resources Inc 1,649 112
ConocoPhillips 9,110 519
Devon Energy Corp 3,317 80
Diamondback Energy Inc 1,337 120
EOG Resources Inc 4,762 353
Exxon Mobil Corp
(f)
34,718 2,452
Helmerich & Payne Inc 898 36
Hess Corp 2,123 128
HollyFrontier Corp 1,243 67
Marathon Oil Corp 6,598 81
Marathon Petroleum Corp 5,402 328
Noble Energy Inc 3,924 88
Occidental Petroleum Corp 7,339 326
Phillips 66 3,680 377
Pioneer Natural Resources Co 1,372 173
Valero Energy Corp 3,401 290
$ 7,557
Oil & Gas Services - 0.37%
Baker Hughes a GE Co 5,325 124
Halliburton Co 7,187 135
National Oilwell Varco Inc 3,166 67
Schlumberger Ltd 11,348 388
TechnipFMC PLC 3,444 83
$ 797
Packaging & Containers - 0.25%
Amcor PLC 13,329 130
Ball Corp 2,725 198
Packaging Corp of America 776 82
Sealed Air Corp 1,268 53
Westrock Co 2,111 77
$ 540
Pharmaceuticals - 5.21%
AbbVie Inc 12,131 918
Allergan PLC 2,691 453
AmerisourceBergen Corp 1,248 103
Bristol-Myers Squibb Co 13,422 681
Cardinal Health Inc 2,446 115
Cigna Corp 3,099 470
CVS Health Corp 10,671 673
Eli Lilly & Co 6,972 780
Johnson & Johnson 21,656 2,802
McKesson Corp 1,518 207
Merck & Co Inc 21,010 1,769
Mylan NV
(d)
4,232 84
Perrigo Co PLC 1,116 62
Pfizer Inc 45,385 1,631
Zoetis Inc 3,918 488
$ 11,236
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.38%
Kinder Morgan Inc/DE 15,974 $ 329
ONEOK Inc 3,388 250
Williams Cos Inc/The 9,945 239
$ 818
Real Estate - 0.07%
CBRE Group Inc
(d)
2,759 146
REITs - 2.96%
Alexandria Real Estate Equities Inc 930 143
American Tower Corp 3,632 803
Apartment Investment & Management Co 1,221 64
AvalonBay Communities Inc 1,145 247
Boston Properties Inc 1,180 153
Crown Castle International Corp 3,411 474
Digital Realty Trust Inc 1,709 222
Duke Realty Corp 2,965 101
Equinix Inc 695 401
Equity Residential 2,861 247
Essex Property Trust Inc 539 176
Extra Space Storage Inc 1,054 123
Federal Realty Investment Trust 572 78
HCP Inc 4,029 144
Host Hotels & Resorts Inc 5,990 104
Iron Mountain Inc 2,355 76
Kimco Realty Corp 3,463 72
Macerich Co/The 904 29
Mid-America Apartment Communities Inc 935 122
Prologis Inc 5,178 441
Public Storage 1,232 302
Realty Income Corp 2,611 200
Regency Centers Corp 1,374 96
SBA Communications Corp 928 224
Simon Property Group Inc 2,527 393
SL Green Realty Corp 677 55
UDR Inc 2,402 116
Ventas Inc 3,057 223
Vornado Realty Trust 1,300 83
Welltower Inc 3,325 301
Weyerhaeuser Co 6,112 169
$ 6,382
Retail - 5.40%
Advance Auto Parts Inc 586 97
AutoZone Inc
(d)
201 218
Best Buy Co Inc 1,903 131
CarMax Inc
(d)
1,359 120
Chipotle Mexican Grill Inc
(d)
209 176
Costco Wholesale Corp 3,608 1,039
Darden Restaurants Inc 1,007 119
Dollar General Corp 2,110 335
Dollar Tree Inc
(d)
1,942 222
Gap Inc/The 1,757 31
Genuine Parts Co 1,198 119
Home Depot Inc/The 8,987 2,085
Kohl's Corp 1,306 65
L Brands Inc 1,905 37
Lowe's Cos Inc 6,333 696
Macy's Inc 2,534 39
McDonald's Corp 6,232 1,338
Nordstrom Inc
(e)
877 30
O'Reilly Automotive Inc
(d)
628 250
Ross Stores Inc 2,993 329
Starbucks Corp 9,822 868
Target Corp 4,192 448
Tiffany & Co 892 83
TJX Cos Inc/The 9,919 553
Tractor Supply Co 979 89
Ulta Beauty Inc
(d)
482 121
Walgreens Boots Alliance Inc 6,225 344
Walmart Inc 11,669 1,385

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 2,497 $ 283
$ 11,650
Savings & Loans - 0.02%
People's United Financial Inc 3,271 51
Semiconductors - 3.70%
Advanced Micro Devices Inc
(d)
8,907 258
Analog Devices Inc 3,031 339
Applied Materials Inc 7,580 378
Broadcom Inc 3,266 902
Intel Corp 36,351 1,873
IPG Photonics Corp
(d)
292 39
KLA Corp 1,307 208
Lam Research Corp 1,186 274
Maxim Integrated Products Inc 2,226 129
Microchip Technology Inc 1,953 181
Micron Technology Inc
(d)
9,057 388
NVIDIA Corp 4,997 870
Qorvo Inc
(d)
967 72
QUALCOMM Inc 9,975 761
Skyworks Solutions Inc 1,409 112
Texas Instruments Inc 7,661 990
Xilinx Inc 2,073 199
$ 7,973
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 340 72
Software - 7.41%
Activision Blizzard Inc 6,293 333
Adobe Inc
(d)
3,984 1,101
Akamai Technologies Inc
(d)
1,353 124
ANSYS Inc
(d)
690 153
Autodesk Inc
(d)
1,801 266
Broadridge Financial Solutions Inc 938 117
Cadence Design Systems Inc
(d)
2,298 152
Cerner Corp 2,613 178
Citrix Systems Inc 1,010 97
Electronic Arts Inc
(d)
2,419 237
Fidelity National Information Services Inc 5,033 668
Fiserv Inc
(d)
4,683 485
Intuit Inc 2,134 568
Jack Henry & Associates Inc 631 92
Microsoft Corp
(f)
62,652 8,710
MSCI Inc 694 151
Oracle Corp 18,066 994
Paychex Inc 2,624 217
salesforce.com Inc
(d)
7,196 1,068
Synopsys Inc
(d)
1,233 169
Take-Two Interactive Software Inc
(d)
928 116
$ 15,996
Telecommunications - 3.21%
Arista Networks Inc
(d)
446 107
AT&T Inc 59,957 2,269
CenturyLink Inc 8,055 101
Cisco Systems Inc 34,835 1,721
Corning Inc 6,408 183
Juniper Networks Inc 2,837 70
Motorola Solutions Inc 1,358 231
T-Mobile US Inc
(d)
2,594 204
Verizon Communications Inc 33,937 2,048
$ 6,934
Textiles - 0.03%
Mohawk Industries Inc
(d)
492 61
Toys, Games & Hobbies - 0.05%
Hasbro Inc 963 114
Transportation - 1.45%
CH Robinson Worldwide Inc 1,111 94
CSX Corp 6,549 454
Expeditors International of Washington Inc 1,401 104
FedEx Corp 1,969 287
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 701 $ 77
Kansas City Southern 825 110
Norfolk Southern Corp 2,162 388
Union Pacific Corp 5,781 936
United Parcel Service Inc 5,730 687
$ 3,137
Water - 0.09%
American Water Works Co Inc 1,482 184
TOTAL COMMON STOCKS $ 202,722
TOTAL PURCHASED OPTIONS - 0.24% $ 527
Total Investments $ 216,899
Other Assets and Liabilities -  (0.52)% (1,132)
TOTAL NET ASSETS - 100.00% $ 215,767
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $152 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,572 or 0.73% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 20.42%
Financial 16.82%
Technology 16.29%
Communications 13.97%
Industrial 8.66%
Consumer, Cyclical 8.12%
Money Market Funds 5.82%
Energy 4.25%
Utilities 3.37%
Basic Materials 2.05%
Investment Companies 0.51%
Purchased Options 0.24%
Other Assets and Liabilities
(0.52)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 16,994 $ 35,168 $ 39,750 $ 12,412
$ 16,994 $ 35,168 $ 39,750 $ 12,412
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 224 $ — $ — $ —
$ 224 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 125 $ 13 $ 3,060.00 10/21/2019 $ 162 $ 46 $ (116)
Put - S&P 500 Index N/A 200 $ 20 $ 2,940.00 10/21/2019 385 481 96
Total $ 547 $ 527 $ (20)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 125 $ 13 $ 3,080.00 10/21/2019 $ (95) $ (19) $ 76
Put - S&P 500 Index N/A 200 $ 20 $ 2,900.00 10/21/2019 (272) (326) (54)
Total $ (367) $ (345) $ 22
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2019 Long 13 $ 1,936 $ (16)
Total $ (16)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.68% Shares Held Value (000's)
Money Market Funds - 0.68%
BlackRock Liquidity FedFund 1.79%
(a),(b)
3,945,954 $ 3,946
Principal Government Money Market Fund
1.92%
(a),(c)
49,025 49
$ 3,995
TOTAL INVESTMENT COMPANIES $ 3,995
COMMON STOCKS - 99.81% Shares Held Value (000's)
Aerospace & Defense - 4.35%
HEICO Corp - Class A 16,478 1,603
TransDigm Group Inc 46,238 24,075
$ 25,678
Banks - 2.13%
First Republic Bank/CA 98,579 9,532
M&T Bank Corp 19,414 3,067
$ 12,599
Beverages - 0.60%
Brown-Forman Corp - B Shares 56,081 3,521
Building Materials - 4.77%
Martin Marietta Materials Inc 39,718 10,887
Summit Materials Inc
( d)
130,783 2,903
Vulcan Materials Co 95,152 14,391
$ 28,181
Chemicals - 0.92%
Air Products & Chemicals Inc 24,581 5,454
Commercial Services - 10.38%
AMERCO 10,737 4,188
Gartner Inc
( d)
92,411 13,214
IHS Markit Ltd
( d)
170,077 11,375
Moody's Corp 26,763 5,482
S&P Global Inc 15,353 3,761
Square Inc
( d)
23,761 1,472
TransUnion 137,364 11,141
Verisk Analytics Inc 67,182 10,624
$ 61,257
Distribution & Wholesale - 3.33%
Copart Inc
( d)
166,076 13,341
Fastenal Co 192,906 6,302
$ 19,643
Diversified Financial Services - 0.41%
Credit Acceptance Corp
( d)
5,315 2,452
Electric - 2.13%
Brookfield Infrastructure Partners LP 193,539 9,601
Brookfield Renewable Partners LP 73,104 2,970
$ 12,571
Electronics - 1.30%
Mettler-Toledo International Inc
( d)
10,887 7,669
Entertainment - 2.75%
Live Nation Entertainment Inc
( d)
103,315 6,854
Vail Resorts Inc 41,146 9,363
$ 16,217
Hand & Machine Tools - 0.86%
Colfax Corp
( d)
174,007 5,057
Healthcare - Products - 1.05%
IDEXX Laboratories Inc
( d)
22,819 6,205
Home Builders - 1.66%
Lennar Corp - A Shares 99,204 5,541
Lennar Corp - B Shares 1,475 65
NVR Inc
( d)
1,135 4,219
$ 9,825
Insurance - 10.30%
Aon PLC 26,416 5,113
Arch Capital Group Ltd
( d)
252,987 10,621
Brown & Brown Inc 225,812 8,143
Fidelity National Financial Inc 292,094 12,972
Markel Corp
( d)
15,692 18,546
Progressive Corp/The 70,041 5,411
$ 60,806
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 4.45%
Shopify Inc
( d)
6,869 $ 2,141
VeriSign Inc
( d)
57,467 10,840
Wayfair Inc
( d)
48,851 5,477
Wix.com Ltd
( d)
66,964 7,817
$ 26,275
Lodging - 3.18%
Hilton Worldwide Holdings Inc 151,669 14,122
Hyatt Hotels Corp 62,878 4,632
$ 18,754
Machinery - Diversified - 1.79%
Cognex Corp 13,326 655
Roper Technologies Inc 27,764 9,900
$ 10,555
Media - 4.55%
Liberty Broadband Corp - A Shares
( d)
23,522 2,459
Liberty Broadband Corp - C Shares
( d)
45,108 4,721
Liberty Global PLC - A Shares
( d)
17,556 435
Liberty Global PLC - C Shares
( d)
196,392 4,672
Liberty Media Corp-Liberty Braves - A Shares
( d)
5,176 144
Liberty Media Corp-Liberty Braves - C Shares
( d)
21,116 586
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
18,376 728
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
165,361 6,877
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
37,270 1,549
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
111,106 4,662
$ 26,833
Pharmaceuticals - 0.10%
Elanco Animal Health Inc
( d)
22,168 589
Private Equity - 7.64%
Brookfield Asset Management Inc 467,802 24,836
Kennedy-Wilson Holdings Inc 208,647 4,573
KKR & Co Inc 341,891 9,180
Onex Corp 103,748 6,494
$ 45,083
Real Estate - 3.81%
Brookfield Business Partners LP 15,995 629
Brookfield Property Partners LP
( e)
94,961 1,928
CBRE Group Inc
( d)
230,545 12,221
Howard Hughes Corp/ The
( d)
59,439 7,703
$ 22,481
REITs - 3.99%
Equinix Inc 8,199 4,729
SBA Communications Corp 73,545 17,735
Vornado Realty Trust 17,350 1,105
$ 23,569
Retail - 11.03%
CarMax Inc
( d)
197,041 17,339
Dollar General Corp 40,707 6,470
Domino's Pizza Inc 33,375 8,163
O'Reilly Automotive Inc
( d)
39,288 15,657
Restaurant Brands International Inc 230,296 16,383
Ross Stores Inc 10,148 1,115
$ 65,127
Semiconductors - 1.47%
Microchip Technology Inc 93,418 8,680
Software - 9.22%
ANSYS Inc
( d)
48,373 10,708
Autodesk Inc
( d)
68,776 10,158
Black Knight Inc
( d)
217,632 13,289
Guidewire Software Inc
( d)
54,926 5,788
MSCI Inc 21,081 4,590
RealPage Inc
( d)
114,082 7,171
Slack Technologies Inc
( d),(e)
115,795 2,748
$ 54,452

Schedule of Investments
MidCap Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.64%
GCI Liberty Inc
( d)
82,666 $ 5,131
Motorola Solutions Inc 26,605 4,534
$ 9,665
TOTAL COMMON STOCKS $ 589,198
Total Investments $ 593,193
Other Assets and Liabilities -  (0.49)% (2,907)
TOTAL NET ASSETS - 100.00% $ 590,286
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,946 or
0.67% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.28%
Consumer, Cyclical 21.95%
Industrial 13.07%
Consumer, Non-cyclical 12.13%
Technology 10.69%
Communications 10.64%
Utilities 2.13%
Basic Materials 0.92%
Money Market Funds 0.68%
Other Assets and Liabilities
(0.49)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 4,942 $ 38,895 $ 43,788 $ 49
$ 4,942 $ 38,895 $ 43,788 $ 49
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.36% Shares Held Value (000's)
Money Market Funds - 2.36%
BlackRock Liquidity FedFund 1.79%
(a),(b)
187,528 $ 188
Principal Government Money Market Fund
1.92%
(a),(c)
3,358,417 3,358
$ 3,546
TOTAL INVESTMENT COMPANIES $ 3,546
COMMON STOCKS - 97.67% Shares Held Value (000's)
Aerospace & Defense - 2.93%
Boeing Co/The 2,817 1,072
Northrop Grumman Corp 6,295 2,359
Teledyne Technologies Inc
( d)
3,061 986
$ 4,417
Airlines - 1.15%
Delta Air Lines Inc 30,079 1,732
Apparel - 1.36%
Deckers Outdoor Corp
( d)
8,695 1,281
NIKE Inc 8,151 766
$ 2,047
Automobile Manufacturers - 0.74%
PACCAR Inc 16,009 1,121
Banks - 6.45%
JPMorgan Chase & Co 45,994 5,413
PNC Financial Services Group Inc/The 16,355 2,292
US Bancorp 36,257 2,007
$ 9,712
Beverages - 2.09%
Keurig Dr Pepper Inc
( e)
13,191 361
PepsiCo Inc 20,287 2,781
$ 3,142
Chemicals - 1.85%
Albemarle Corp
( e)
2,636 183
DuPont de Nemours Inc 6,414 457
FMC Corp 19,502 1,710
HB Fuller Co 9,486 442
$ 2,792
Commercial Services - 2.27%
Aaron's Inc 38,203 2,455
PayPal Holdings Inc
( d)
9,270 960
$ 3,415
Computers - 4.11%
Apple Inc 27,618 6,186
Consumer Products - 1.07%
Church & Dwight Co Inc 21,377 1,608
Distribution & Wholesale - 1.46%
IAA Inc
( d)
38,981 1,627
KAR Auction Services Inc 23,265 571
$ 2,198
Diversified Financial Services - 4.13%
Ameriprise Financial Inc 6,230 916
Charles Schwab Corp/The 13,806 578
Discover Financial Services 35,998 2,919
Visa Inc 10,474 1,802
$ 6,215
Electric - 3.66%
NextEra Energy Inc 12,524 2,918
Xcel Energy Inc 39,924 2,591
$ 5,509
Electronics - 1.17%
Honeywell International Inc 10,413 1,762
Environmental Control - 0.10%
Waste Connections Inc 1,713 158
Food - 1.66%
McCormick & Co Inc/MD 6,569 1,027
Tyson Foods Inc 17,185 1,480
$ 2,507
Hand & Machine Tools - 0.30%
Snap-on Inc 2,921 457
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 6.57%
Abbott Laboratories 14,207 $ 1,189
Becton Dickinson and Co 7,321 1,852
Edwards Lifesciences Corp
( d)
5,364 1,179
Medtronic PLC 22,416 2,435
Thermo Fisher Scientific Inc 6,901 2,010
Varian Medical Systems Inc
( d)
10,370 1,235
$ 9,900
Healthcare - Services - 2.06%
UnitedHealth Group Inc 6,284 1,365
Universal Health Services Inc 11,642 1,732
$ 3,097
Home Builders - 0.15%
Thor Industries Inc 3,859 219
Insurance - 3.78%
Chubb Ltd 9,125 1,473
Fidelity National Financial Inc 54,641 2,427
Marsh & McLennan Cos Inc 17,995 1,800
$ 5,700
Internet - 7.06%
Alibaba Group Holding Ltd ADR
(d)
1,722 288
Alphabet Inc - A Shares
( d)
3,241 3,958
Amazon.com Inc
( d)
2,034 3,531
Booking Holdings Inc
( d)
229 449
Facebook Inc
( d)
11,547 2,056
Palo Alto Networks Inc
( d)
1,717 350
$ 10,632
Lodging - 0.70%
Marriott International Inc/MD 8,438 1,049
Machinery - Diversified - 0.94%
Deere & Co 8,353 1,409
Media - 3.13%
Comcast Corp - Class A 42,008 1,894
Nexstar Media Group Inc 10,641 1,089
Walt Disney Co/The 13,326 1,736
$ 4,719
Miscellaneous Manufacturers - 0.29%
3M Co 2,629 432
Oil & Gas - 4.55%
Chevron Corp 20,923 2,481
EOG Resources Inc 2,562 190
Royal Dutch Shell PLC - B shares ADR 41,679 2,497
Valero Energy Corp 19,857 1,693
$ 6,861
Pharmaceuticals - 5.41%
Bristol-Myers Squibb Co 29,464 1,494
Johnson & Johnson 12,893 1,668
Merck & Co Inc 35,723 3,007
Pfizer Inc 54,973 1,976
$ 8,145
REITs - 3.78%
Alexandria Real Estate Equities Inc 22,665 3,492
American Tower Corp 3,017 667
Extra Space Storage Inc 10,908 1,274
Simon Property Group Inc 1,703 265
$ 5,698
Retail - 3.49%
Costco Wholesale Corp 7,064 2,035
Home Depot Inc/The 8,486 1,969
Lululemon Athletica Inc
( d)
4,134 796
Starbucks Corp 5,124 453
$ 5,253
Semiconductors - 3.72%
Broadcom Inc 5,127 1,416
Lam Research Corp 3,917 905
Microchip Technology Inc 11,659 1,083
NVIDIA Corp 1,921 334
ON Semiconductor Corp
( d)
28,034 539

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
28,596 $ 1,329
$ 5,606
Software - 8.17%
Adobe Inc
( d)
5,111 1,412
Fair Isaac Corp
( d)
3,785 1,149
Fidelity National Information Services Inc 16,290 2,162
Microsoft Corp 49,337 6,859
ServiceNow Inc
( d)
2,863 727
$ 12,309
Telecommunications - 4.59%
Arista Networks Inc
( d)
1,665 398
Cisco Systems Inc 50,275 2,484
T-Mobile US Inc
( d)
19,470 1,534
Verizon Communications Inc 41,506 2,505
$ 6,921
Toys, Games & Hobbies - 1.60%
Hasbro Inc 20,317 2,411
Transportation - 1.18%
Expeditors International of Washington Inc 13,166 978
Union Pacific Corp 4,909 795
$ 1,773
TOTAL COMMON STOCKS $ 147,112
Total Investments $ 150,658
Other Assets and Liabilities -  (0.03)% (38)
TOTAL NET ASSETS - 100.00% $ 150,620
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $188 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.13%
Financial 18.14%
Technology 16.00%
Communications 14.78%
Consumer, Cyclical 10.65%
Industrial 6.91%
Energy 4.55%
Utilities 3.66%
Money Market Funds 2.36%
Basic Materials 1.85%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 2,989 $ 22,945 $ 22,576 $ 3,358
$ 2,989 $ 22,945 $ 22,576 $ 3,358
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 49 $ — $ — $ —
$ 49 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23.07%
Blue Chip Fund
( a)
41,128 $ 1,057
Diversified International Fund
( a)
98,181 1,187
Diversified Real Asset Fund
( a)
45,999 524
Global Multi-Strategy Fund
( a)
130,411 1,405
Income Fund
( a)
24,883 244
International Small Company Fund
( a)
35,366 381
LargeCap Growth Fund I
( a)
63,621 1,008
MidCap Fund
( a)
29,867 911
SmallCap Growth Fund I
( a)
19,923 262
SmallCap Value Fund II
( a)
21,734 226
$ 7,205
Principal Funds, Inc. Institutional Class - 57.97%
Bond Market Index Fund
( a)
324,409 3,740
Equity Income Fund
( a)
23,423 776
High Income Fund
( a)
223,569 2,097
Inflation Protection Fund
( a)
193,407 1,661
LargeCap S&P 500 Index Fund
( a)
93,589 1,752
LargeCap Value Fund III
( a)
46,249 791
MidCap Value Fund I
( a)
31,859 454
Overseas Fund
( a)
123,526 1,154
Short-Term Income Fund
( a)
461,668 5,679
$ 18,104
Principal Variable Contracts Funds, Inc.  Class 1 - 18.98%
Core Plus Bond Account
( a)
517,142 5,926
TOTAL INVESTMENT COMPANIES $ 31,235
Total Investments $ 31,235
Other Assets and Liabilities -  (0.02)% (5)
TOTAL NET ASSETS - 100.00% $ 31,230
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 65.75%
Domestic Equity Funds 23.17%
Specialty Funds 6.18%
International Equity Funds 4.92%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 909 $ 51 $ 144 $ 1,057
Bond Market Index Fund 3,138 980 660 3,740
Core Plus Bond Account 6,111 629 1,172 5,926
Diversified International Fund Class R-6 — 1,679 193 1,187
Diversified International Fund Institutional Class 1,214 31 1,698 —
Diversified Real Asset Fund 570 55 156 524
Equity Income Fund 722 63 144 776
Global Multi-Strategy Fund 1,925 107 740 1,405
High Income Fund 2,900 312 1,234 2,097
Income Fund — 244 — 244
Inflation Protection Fund 1,777 149 357 1,661
International Small Company Fund 380 32 91 381
LargeCap Growth Fund I 898 51 143 1,008
LargeCap S&P 500 Index Fund 1,617 102 288 1,752
LargeCap Value Fund III 746 51 144 791
MidCap Fund 748 49 138 911
MidCap Value Fund I — 511 54 454
MidCap Value Fund III 430 32 548 —
Overseas Fund 1,220 98 279 1,154
Short-Term Income Account 6,128 278 6,502 —
Short-Term Income Fund — 6,151 550 5,679
SmallCap Growth Fund I 240 15 43 262
SmallCap Value Fund II 220 15 43 226
$ 31,893 $ 11,685 $ 15,321 $ 31,235
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 15 $ — $ 226
Bond Market Index Fund — 5 — 277
Core Plus Bond Account 187 (4) — 362
Diversified International Fund Class R-6 — 29 — (328)
Diversified International Fund Institutional Class — 3 — 450
Diversified Real Asset Fund — 10 — 45
Equity Income Fund 12 21 — 114
Global Multi-Strategy Fund — 5 — 108
High Income Fund 124 (14) — 133
Income Fund 1 — — —
Inflation Protection Fund 23 6 — 86
International Small Company Fund — 1 — 59
LargeCap Growth Fund I — 14 — 188
LargeCap S&P 500 Index Fund — 38 — 283
LargeCap Value Fund III — 10 — 128
MidCap Fund — 17 — 235
MidCap Value Fund I — — — (3)
MidCap Value Fund III 6 — — 86
Overseas Fund — 8 — 107
Short-Term Income Account — 42 — 54
Short-Term Income Fund 66 4 — 74
SmallCap Growth Fund I — 5 — 45
SmallCap Value Fund II — 3 — 31
$ 419 $ 218 $ — $ 2,760
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.51%
Blue Chip Fund
( a)
353,442 $ 9,087
Diversified International Fund
( a)
979,335 11,840
Diversified Real Asset Fund
( a)
293,656 3,348
Global Multi-Strategy Fund
( a)
567,549 6,112
Income Fund
( a)
147,910 1,448
International Small Company Fund
( a)
346,942 3,737
LargeCap Growth Fund I
( a)
566,791 8,978
MidCap Fund
( a)
264,120 8,053
SmallCap Growth Fund I
( a)
190,327 2,503
SmallCap Value Fund II
( a)
211,355 2,202
$ 57,308
Principal Funds, Inc. Institutional Class - 52.68%
Bond Market Index Fund
( a)
1,741,972 20,085
Equity Income Fund
( a)
223,547 7,406
High Income Fund
( a)
1,015,996 9,530
Inflation Protection Fund
( a)
817,135 7,019
LargeCap S&P 500 Index Fund
( a)
834,792 15,627
LargeCap Value Fund III
( a)
432,250 7,392
MidCap Value Fund I
( a)
328,317 4,679
Overseas Fund
( a)
1,230,508 11,493
Short-Term Income Fund
( a)
1,278,621 15,727
$ 98,958
Principal Variable Contracts Funds, Inc.  Class 1 - 16.81%
Core Plus Bond Account
( a)
2,755,760 31,581
TOTAL INVESTMENT COMPANIES $ 187,847
Total Investments $ 187,847
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 187,842
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 51.75%
Domestic Equity Funds 35.10%
International Equity Funds 8.11%
Specialty Funds 5.04%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 7,401 $ 865 $ 1,193 $ 9,087
Bond Market Index Fund 14,856 6,994 3,220 20,085
Core Plus Bond Account 29,308 5,402 4,920 31,581
Diversified International Fund Class R-6 — 17,028 2,069 11,840
Diversified International Fund Institutional Class 11,047 232 15,825 —
Diversified Real Asset Fund 3,245 584 805 3,348
Equity Income Fund 6,379 981 1,194 7,406
Global Multi-Strategy Fund 8,687 662 3,754 6,112
High Income Fund 13,182 1,947 6,150 9,530
Income Fund — 1,448 — 1,448
Inflation Protection Fund 6,906 1,030 1,292 7,019
International Small Company Fund 3,385 526 726 3,737
LargeCap Growth Fund I 7,561 865 1,193 8,978
LargeCap S&P 500 Index Fund 13,526 1,730 2,388 15,627
LargeCap Value Fund III 6,481 865 1,193 7,392
MidCap Fund 6,207 807 1,114 8,053
MidCap Value Fund I — 5,159 685 4,679
MidCap Value Fund III 4,052 190 4,836 —
Overseas Fund 11,082 1,672 2,307 11,493
Short-Term Income Account 16,035 431 16,721 —
Short-Term Income Fund — 17,614 2,098 15,727
SmallCap Growth Fund I 2,156 281 388 2,503
SmallCap Value Fund II 1,994 281 388 2,202
$ 173,490 $ 67,594 $ 74,459 $ 187,847
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 72 $ — $ 1,942
Bond Market Index Fund — 19 — 1,436
Core Plus Bond Account 990 15 — 1,776
Diversified International Fund Class R-6 — (11) — (3,108)
Diversified International Fund Institutional Class — 4 — 4,542
Diversified Real Asset Fund — (7) — 331
Equity Income Fund 116 34 — 1,206
Global Multi-Strategy Fund — 26 — 491
High Income Fund 569 (61) — 612
Income Fund 7 — — —
Inflation Protection Fund 95 1 — 374
International Small Company Fund — 3 — 549
LargeCap Growth Fund I — 46 — 1,699
LargeCap S&P 500 Index Fund — (23) — 2,782
LargeCap Value Fund III — 39 — 1,200
MidCap Fund — 65 — 2,088
MidCap Value Fund I — (12) — 217
MidCap Value Fund III 62 6 — 588
Overseas Fund — (1) — 1,047
Short-Term Income Account — 26 — 229
Short-Term Income Fund 182 7 — 204
SmallCap Growth Fund I — 24 — 430
SmallCap Value Fund II — 12 — 303
$ 2,021 $ 284 $ — $ 20,938
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.39%
Blue Chip Fund
( a)
212,693 $ 5,468
Diversified International Fund
( a)
1,121,439 13,558
Diversified Real Asset Fund
( a)
278,600 3,176
Global Multi-Strategy Fund
( a)
458,704 4,940
Income Fund
( a)
130,210 1,275
International Small Company Fund
( a)
429,250 4,623
LargeCap Growth Fund I
( a)
985,203 15,606
MidCap Fund
( a)
321,207 9,794
Origin Emerging Markets Fund
( a)
299,246 3,145
SmallCap Growth Fund I
( a)
233,114 3,065
SmallCap Value Fund II
( a)
262,240 2,733
$ 67,383
Principal Funds, Inc. Institutional Class - 47.20%
Bond Market Index Fund
( a)
1,126,234 12,986
Equity Income Fund
( a)
145,420 4,818
High Income Fund
( a)
781,502 7,331
Inflation Protection Fund
( a)
406,607 3,493
LargeCap S&P 500 Index Fund
( a)
1,031,590 19,311
LargeCap Value Fund III
( a)
796,498 13,620
MidCap Value Fund I
( a)
420,656 5,994
Overseas Fund
( a)
1,412,982 13,197
$ 80,750
Principal Variable Contracts Funds, Inc.  Class 1 - 13.41%
Core Plus Bond Account
( a)
2,001,961 22,942
TOTAL INVESTMENT COMPANIES $ 171,075
Total Investments $ 171,075
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 171,071
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 47.00%
Fixed Income Funds 36.00%
International Equity Funds 12.25%
Specialty Funds 4.75%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 4,165 $ 562 $ 408 $ 5,468
Bond Market Index Fund 9,760 3,487 1,176 12,986
Core Plus Bond Account 19,749 4,018 2,017 22,942
Diversified International Fund Class R-6 — 14,883 1,237 13,558
Diversified International Fund Institutional Class 11,512 407 13,519 —
Diversified Real Asset Fund 2,743 551 399 3,176
Equity Income Fund 3,830 635 408 4,818
Global Multi-Strategy Fund 6,259 495 2,201 4,940
High Income Fund 7,946 1,422 2,356 7,331
Income Fund — 1,275 — 1,275
Inflation Protection Fund 3,142 531 352 3,493
International Emerging Markets Fund 1,385 82 1,503 —
International Small Company Fund 3,807 662 480 4,623
LargeCap Growth Fund I 12,275 1,676 1,216 15,606
LargeCap S&P 500 Index Fund 15,471 2,261 1,641 19,311
LargeCap Value Fund III 11,001 1,676 1,216 13,620
MidCap Fund 7,031 1,026 745 9,794
MidCap Value Fund I — 6,212 413 5,994
MidCap Value Fund III 4,740 377 5,876 —
Origin Emerging Markets Fund 1,340 1,743 201 3,145
Overseas Fund 11,543 1,941 1,408 13,197
SmallCap Growth Fund I 2,454 364 265 3,065
SmallCap Value Fund II 2,267 364 264 2,733
$ 142,420 $ 46,650 $ 39,301 $ 171,075
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 4 $ — $ 1,145
Bond Market Index Fund — 1 — 914
Core Plus Bond Account 713 1 — 1,191
Diversified International Fund Class R-6 — (1) — (87)
Diversified International Fund Institutional Class — — — 1,600
Diversified Real Asset Fund — — — 281
Equity Income Fund 73 — — 761
Global Multi-Strategy Fund — 15 — 372
High Income Fund 382 (17) — 336
Income Fund 6 — — —
Inflation Protection Fund 46 — — 172
International Emerging Markets Fund — (69) — 105
International Small Company Fund — — — 634
LargeCap Growth Fund I — (2) — 2,873
LargeCap S&P 500 Index Fund — 2 — 3,218
LargeCap Value Fund III — — — 2,159
MidCap Fund — 2 — 2,480
MidCap Value Fund I — — — 195
MidCap Value Fund III 75 (1) — 760
Origin Emerging Markets Fund — — — 263
Overseas Fund — — — 1,121
SmallCap Growth Fund I — — — 512
SmallCap Value Fund II — — — 366
$ 1,295 $ (65) $ — $ 21,371
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36.27%
Blue Chip Fund
( a)
115,758 $ 2,976
Diversified International Fund
( a)
628,384 7,597
International Small Company Fund
( a)
226,795 2,442
LargeCap Growth Fund I
( a)
537,115 8,508
Origin Emerging Markets Fund
( a)
201,720 2,120
Real Estate Securities Fund
( a)
65,323 1,830
SmallCap Growth Fund I
( a)
126,907 1,669
SmallCap Value Fund II
( a)
146,804 1,530
$ 28,672
Principal Funds, Inc. Institutional Class - 54.02%
Bond Market Index Fund
( a)
335,123 3,864
Equity Income Fund
( a)
79,947 2,649
High Income Fund
( a)
263,939 2,476
LargeCap S&P 500 Index Fund
( a)
563,481 10,548
LargeCap Value Fund III
( a)
443,736 7,588
MidCap Growth Fund III
( a)
364,907 4,397
MidCap Value Fund I
( a)
265,421 3,782
Overseas Fund
( a)
792,337 7,401
$ 42,705
Principal Variable Contracts Funds, Inc.  Class 1 - 9.72%
Core Plus Bond Account
( a)
670,700 7,686
TOTAL INVESTMENT COMPANIES $ 79,063
Total Investments $ 79,063
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 79,059
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 57.53%
Fixed Income Funds 27.35%
International Equity Funds 15.13%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 2,222 $ 378 $ 234 $ 2,976
Bond Market Index Fund 3,098 929 440 3,864
Core Plus Bond Account 6,561 1,536 804 7,686
Diversified International Fund Class R-6 — 8,210 547 7,597
Diversified International Fund Institutional Class 6,277 284 7,450 —
Equity Income Fund 2,056 418 234 2,649
High Income Fund 2,331 523 468 2,476
International Emerging Markets Fund 911 72 1,007 —
International Small Company Fund 1,957 422 262 2,442
LargeCap Growth Fund I 6,553 1,135 704 8,508
LargeCap S&P 500 Index Fund 8,255 1,520 942 10,548
LargeCap Value Fund III 5,981 1,135 704 7,588
MidCap Growth Fund III 3,267 620 384 4,397
MidCap Value Fund I — 3,975 252 3,782
MidCap Value Fund III 2,913 292 3,732 —
Origin Emerging Markets Fund 878 1,198 126 2,120
Overseas Fund 6,294 1,309 812 7,401
Real Estate Securities Fund 1,306 340 193 1,830
SmallCap Growth Fund I 1,306 248 154 1,669
SmallCap Value Fund II 1,236 248 154 1,530
$ 63,402 $ 24,792 $ 19,603 $ 79,063
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 2 $ — $ 608
Bond Market Index Fund — — — 277
Core Plus Bond Account 239 — — 393
Diversified International Fund Class R-6 — (1) — (65)
Diversified International Fund Institutional Class — (1) — 890
Equity Income Fund 40 — — 409
High Income Fund 120 — — 90
International Emerging Markets Fund — (221) — 245
International Small Company Fund — 1 — 324
LargeCap Growth Fund I — — — 1,524
LargeCap S&P 500 Index Fund — — — 1,715
LargeCap Value Fund III — — — 1,176
MidCap Growth Fund III — — — 894
MidCap Value Fund I — — — 59
MidCap Value Fund III 47 — — 527
Origin Emerging Markets Fund — — — 170
Overseas Fund — 1 — 609
Real Estate Securities Fund 30 1 — 376
SmallCap Growth Fund I — — — 269
SmallCap Value Fund II — — — 200
$ 476 $ (218) $ — $ 10,690
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.04%
Blue Chip Fund
( a)
59,273 $ 1,524
Diversified International Fund
( a)
319,541 3,863
International Small Company Fund
( a)
112,954 1,217
LargeCap Growth Fund I
( a)
276,913 4,386
Origin Emerging Markets Fund
( a)
105,507 1,109
Real Estate Securities Fund
( a)
30,147 844
SmallCap Growth Fund I
( a)
67,453 887
SmallCap Value Fund II
( a)
77,930 812
$ 14,642
Principal Funds, Inc. Institutional Class - 55.07%
Bond Market Index Fund
( a)
57,278 660
Equity Income Fund
( a)
40,904 1,355
High Income Fund
( a)
86,707 813
LargeCap S&P 500 Index Fund
( a)
288,593 5,403
LargeCap Value Fund III
( a)
228,900 3,914
MidCap Growth Fund III
( a)
191,427 2,307
MidCap Value Fund I
( a)
135,642 1,933
Overseas Fund
( a)
402,128 3,756
$ 20,141
Principal Variable Contracts Funds, Inc.  Class 1 - 4.90%
Core Plus Bond Account
( a)
156,434 1,793
TOTAL INVESTMENT COMPANIES $ 36,576
Total Investments $ 36,576
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 36,572
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.90%
Fixed Income Funds 19.48%
International Equity Funds 16.63%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 1,206 $ 110 $ 118 $ 1,524
Bond Market Index Fund 669 99 161 660
Core Plus Bond Account 1,656 249 211 1,793
Diversified International Fund Class R-6 — 4,277 355 3,863
Diversified International Fund Institutional Class 3,451 94 4,050 —
Equity Income Fund 1,125 131 121 1,355
High Income Fund 703 160 75 813
International Emerging Markets Fund 514 22 550 —
International Small Company Fund 1,055 122 132 1,217
LargeCap Growth Fund I 3,589 334 365 4,386
LargeCap S&P 500 Index Fund 4,520 448 488 5,403
LargeCap Value Fund III 3,309 334 364 3,914
MidCap Growth Fund III 1,828 183 198 2,307
MidCap Value Fund I — 2,011 118 1,933
MidCap Value Fund III 1,606 96 1,980 —
Origin Emerging Markets Fund 496 597 80 1,109
Overseas Fund 3,459 383 418 3,756
Real Estate Securities Fund 653 96 90 844
SmallCap Growth Fund I 739 74 80 887
SmallCap Value Fund II 706 74 82 812
$ 31,284 $ 9,894 $ 10,036 $ 36,576
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ — $ — $ 326
Bond Market Index Fund — — — 53
Core Plus Bond Account 57 — — 99
Diversified International Fund Class R-6 — — — (59)
Diversified International Fund Institutional Class — — — 505
Equity Income Fund 21 — — 220
High Income Fund 39 — — 25
International Emerging Markets Fund — (113) — 127
International Small Company Fund — — — 172
LargeCap Growth Fund I — — — 828
LargeCap S&P 500 Index Fund — 1 — 922
LargeCap Value Fund III — — — 635
MidCap Growth Fund III — — — 494
MidCap Value Fund I — — — 40
MidCap Value Fund III 23 — — 278
Origin Emerging Markets Fund — — — 96
Overseas Fund — — — 332
Real Estate Securities Fund 14 1 — 184
SmallCap Growth Fund I — — — 154
SmallCap Value Fund II — — — 114
$ 154 $ (111) $ — $ 5,545
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.81%
Blue Chip Fund
( a)
10,992 $ 283
Diversified International Fund
( a)
62,421 755
International Small Company Fund
( a)
21,352 230
LargeCap Growth Fund I
( a)
51,256 812
Origin Emerging Markets Fund
( a)
22,218 233
Real Estate Securities Fund
( a)
5,754 161
SmallCap Growth Fund I
( a)
13,031 171
SmallCap Value Fund II
( a)
15,130 158
$ 2,803
Principal Funds, Inc. Institutional Class - 55.99%
Bond Market Index Fund
( a)
5,798 67
Equity Income Fund
( a)
7,762 257
High Income Fund
( a)
12,675 119
LargeCap S&P 500 Index Fund
( a)
54,289 1,016
LargeCap Value Fund III
( a)
43,339 741
MidCap Growth Fund III
( a)
36,345 438
MidCap Value Fund I
( a)
26,893 383
Overseas Fund
( a)
78,446 733
$ 3,754
Principal Variable Contracts Funds, Inc.  Class 1 - 2.24%
Core Plus Bond Account
( a)
13,094 150
TOTAL INVESTMENT COMPANIES $ 6,707
Total Investments $ 6,707
Other Assets and Liabilities -  (0.04)% (3)
TOTAL NET ASSETS - 100.00% $ 6,704
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 65.92%
International Equity Funds 17.84%
Fixed Income Funds 16.28%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 187 $ 101 $ 62 $ 283
Bond Market Index Fund 27 69 33 67
Core Plus Bond Account 103 96 57 150
Diversified International Fund Class R-6 — 932 190 755
Diversified International Fund Institutional Class 543 88 696 —
Equity Income Fund 175 105 62 257
High Income Fund 102 62 49 119
International Emerging Markets Fund 87 29 117 —
International Small Company Fund 160 109 68 230
LargeCap Growth Fund I 555 304 188 812
LargeCap S&P 500 Index Fund 700 408 253 1,016
LargeCap Value Fund III 512 304 188 741
MidCap Growth Fund III 287 169 105 438
MidCap Value Fund I — 476 75 383
MidCap Value Fund III 257 95 427 —
Origin Emerging Markets Fund 84 188 58 233
Overseas Fund 544 353 218 733
Real Estate Securities Fund 99 75 45 161
SmallCap Growth Fund I 119 70 43 171
SmallCap Value Fund II 112 70 42 158
$ 4,653 $ 4,103 $ 2,976 $ 6,707
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 1 $ — $ 56
Bond Market Index Fund — — — 4
Core Plus Bond Account 5 — — 8
Diversified International Fund Class R-6 — 1 — 12
Diversified International Fund Institutional Class — — — 65
Equity Income Fund 4 — — 39
High Income Fund 6 — — 4
International Emerging Markets Fund — (8) — 9
International Small Company Fund — — — 29
LargeCap Growth Fund I — 1 — 140
LargeCap S&P 500 Index Fund — 1 — 160
LargeCap Value Fund III — 1 — 112
MidCap Growth Fund III — — — 87
MidCap Value Fund I — — — (18)
MidCap Value Fund III 5 — — 75
Origin Emerging Markets Fund — — — 19
Overseas Fund — 1 — 53
Real Estate Securities Fund 3 — — 32
SmallCap Growth Fund I — — — 25
SmallCap Value Fund II — — — 18
$ 23 $ (2) $ — $ 929
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.92%
Blue Chip Fund
(a)
43,110 $ 1,108
Diversified International Fund
(a)
55,754 674
Diversified Real Asset Fund
(a)
41,842 477
Global Multi-Strategy Fund
(a)
125,746 1,354
Income Fund
(a)
18,367 180
International Small Company Fund
(a)
20,543 221
MidCap Fund
(a)
26,371 804
SmallCap Growth Fund I
(a)
11,171 147
SmallCap Value Fund II
(a)
13,109 137
$ 5,102
Principal Funds, Inc. Institutional Class - 57.30%
Bond Market Index Fund
(a)
301,309 3,474
Equity Income Fund
(a)
27,062 897
High Income Fund
(a)
207,536 1,947
Inflation Protection Fund
(a)
137,825 1,184
LargeCap S&P 500 Index Fund
(a)
51,624 966
Overseas Fund
(a)
70,590 659
Short-Term Income Fund
(a)
451,219 5,550
$ 14,677
Principal Variable Contracts Funds, Inc.  Class 1 - 22.80%
Core Plus Bond Account
(a)
509,739 5,842
TOTAL INVESTMENT COMPANIES $ 25,621
Total Investments $ 25,621
Other Assets and Liabilities -  (0.02)% (5)
TOTAL NET ASSETS - 100.00% $ 25,616
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 73.58%
Domestic Equity Funds 15.85%
Specialty Funds 7.15%
International Equity Funds 3.44%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 800 $ 155 $ 67 $ 1,108
Bond Market Index Fund 2,391 1,103 248 3,474
Core Plus Bond Account 4,624 1,392 446 5,842
Diversified International Fund Class R-6 — 796 41 674
Diversified International Fund Institutional Class 521 20 692 —
Diversified Real Asset Fund 369 123 53 477
Equity Income Fund 662 168 66 897
Global Multi-Strategy Fund 1,443 200 379 1,354
High Income Fund 1,941 514 584 1,947
Income Fund — 180 — 180
Inflation Protection Fund 976 261 106 1,184
International Small Company Fund 165 49 21 221
LargeCap S&P 500 Index Fund 728 152 66 966
MidCap Fund 540 127 54 804
Overseas Fund 523 147 63 659
Short-Term Income Account 4,766 414 5,256 —
Short-Term Income Fund — 5,710 226 5,550
SmallCap Growth Fund I 111 25 11 147
SmallCap Value Fund II 106 25 11 137
$ 20,666 $ 11,561 $ 8,390 $ 25,621
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 1 $ — $ 219
Bond Market Index Fund — — — 228
Core Plus Bond Account 182 — — 272
Diversified International Fund Class R-6 — — — (81)
Diversified International Fund Institutional Class — 1 — 150
Diversified Real Asset Fund — — — 38
Equity Income Fund 13 1 — 132
Global Multi-Strategy Fund — 2 — 88
High Income Fund 96 (4) — 80
Income Fund 1 — — —
Inflation Protection Fund 15 — — 53
International Small Company Fund — — — 28
LargeCap S&P 500 Index Fund — 1 — 151
MidCap Fund — 1 — 190
Overseas Fund — — — 52
Short-Term Income Account — 88 — (12)
Short-Term Income Fund 59 — — 66
SmallCap Growth Fund I — — — 22
SmallCap Value Fund II — — — 17
$ 366 $ 91 $ — $ 1,693
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Real Estate Securities Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.09% Shares Held Value (000's)
Money Market Funds - 1.09%
Principal Government Money Market Fund
1.92%
(a),(b)
1,798,754 $ 1,799
TOTAL INVESTMENT COMPANIES $ 1,799
COMMON STOCKS - 98.84% Shares Held Value (000's)
Lodging - 1.58%
Hilton Worldwide Holdings Inc 27,949 2,603
REITs - 94.73%
Alexandria Real Estate Equities Inc 41,908 6,456
American Homes 4 Rent 154,396 3,997
American Tower Corp 6,811 1,506
Americold Realty Trust 53,737 1,992
Apartment Investment & Management Co 88,933 4,637
AvalonBay Communities Inc 44,030 9,481
Boston Properties Inc 35,317 4,579
Cousins Properties Inc 101,249 3,806
Crown Castle International Corp 7,561 1,051
CubeSmart 72,694 2,537
Duke Realty Corp 77,550 2,634
EPR Properties 40,167 3,087
Equinix Inc 18,909 10,907
Equity LifeStyle Properties Inc 20,450 2,732
Equity Residential 20,747 1,790
Essential Properties Realty Trust Inc 61,573 1,411
Essex Property Trust Inc 20,889 6,823
Extra Space Storage Inc 34,980 4,086
First Industrial Realty Trust Inc 37,622 1,488
HCP Inc 57,250 2,040
Healthcare Realty Trust Inc 57,400 1,923
Healthcare Trust of America Inc 190,676 5,602
Host Hotels & Resorts Inc 147,480 2,550
Industrial Logistics Properties Trust 804 17
Invitation Homes Inc 273,202 8,090
Kilroy Realty Corp 43,961 3,424
Physicians Realty Trust 65,231 1,158
Prologis Inc 138,962 11,842
Public Storage 10,722 2,630
Regency Centers Corp 70,521 4,901
Sabra Health Care REIT Inc 87,260 2,003
Saul Centers Inc 13,444 733
Simon Property Group Inc 36,905 5,744
STORE Capital Corp 138,365 5,176
Sun Communities Inc 33,660 4,997
Sunstone Hotel Investors Inc 141,831 1,949
Taubman Centers Inc 24,460 999
Terreno Realty Corp 54,850 2,802
VICI Properties Inc 108,909 2,467
Welltower Inc 99,175 8,990
Weyerhaeuser Co 32,710 906
$ 155,943
Software - 2.53%
InterXion Holding NV
( c)
51,021 4,156
TOTAL COMMON STOCKS $ 162,702
Total Investments $ 164,501
Other Assets and Liabilities -  0.07% 110
TOTAL NET ASSETS - 100.00% $ 164,611
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 94.73%
Technology 2.53%
Consumer, Cyclical 1.58%
Money Market Funds 1.09%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 911 $ 19,060 $ 18,172 $ 1,799
$ 911 $ 19,060 $ 18,172 $ 1,799
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.26%
Principal Government Money Market Fund
1.92%
(a),(b)
1,786,685 $ 1,787
Principal Exchange-Traded Funds - 19.62%
Principal Active Global Dividend Income ETF
( a)
1,237,500 34,743
Principal Active Income ETF
( a)
232,100 9,330
Principal Investment Grade Corporate Active
ETF
( a)
205,200 5,501
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
2,304,200 67,859
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
544,600 16,692
$ 134,125
Principal Funds, Inc. Class R-6 - 50.50%
Blue Chip Fund
( a)
2,340,693 60,179
Diversified International Fund
( a)
6,522,024 78,851
Diversified Real Asset Fund
( a)
1,947,554 22,202
EDGE MidCap Fund
( a)
1,918,069 28,944
Global Real Estate Securities Fund
( a)
1,972,753 20,773
High Yield Fund
( a)
1,433,644 10,222
Income Fund
( a)
8,800,765 86,159
International Small Company Fund
( a)
904,896 9,746
Origin Emerging Markets Fund
( a)
917,494 9,643
Spectrum Preferred and Capital Securities Income
Fund
( a)
1,795,583 18,441
$ 345,160
Principal Funds, Inc. Institutional Class - 9.51%
Inflation Protection Fund
( a)
1,245,291 10,697
Short-Term Income Fund
( a)
4,415,900 54,316
$ 65,013
Principal Variable Contracts Funds, Inc.  Class 1 - 20.13%
Equity Income Account
( a)
3,393,154 89,986
Government & High Quality Bond Account
( a)
4,879,910 47,579
$ 137,565
TOTAL INVESTMENT COMPANIES $ 683,650
Total Investments $ 683,650
Other Assets and Liabilities -  (0.02)% (153)
TOTAL NET ASSETS - 100.00% $ 683,497
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 46.98%
Domestic Equity Funds 38.57%
International Equity Funds 10.96%
Specialty Funds 3.25%
Money Market Funds 0.26%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 54,795 $ 5,273 $ 14,252 $ 60,179
Diversified International Fund Class R-6 — 82,597 6,588 78,851
Diversified International Fund Institutional Class 71,127 936 78,482 —
Diversified Real Asset Fund 22,409 197 2,608 22,202
EDGE MidCap Fund 24,457 1,867 3,544 28,944
Equity Income Account 80,186 7,652 10,527 89,986
Global Multi-Strategy Fund 26,336 14 27,843 —
Global Real Estate Securities Fund 20,436 1,378 4,734 20,773
Government & High Quality Bond Account 40,125 12,013 5,538 47,579
High Yield Fund 10,242 661 1,326 10,222
Income Account 79,967 262 83,449 —
Income Fund — 88,699 4,858 86,159
Inflation Protection Fund 11,152 240 1,278 10,697
International Emerging Markets Fund 8,258 6 9,276 —
International Small Company Fund 7,392 1,527 405 9,746
Origin Emerging Markets Fund — 10,154 201 9,643
Principal Active Global Dividend Income ETF 30,012 — — 34,743
Principal Active Income ETF 8,651 161 — 9,330
Principal Government Money Market Fund 1.92% 2,067 15,435 15,715 1,787
Principal Investment Grade Corporate Active ETF 10,579 — 5,921 5,501
Principal U.S. Mega-Cap Multi-Factor Index ETF 66,603 — 10,485 67,859
Principal U.S. Small-Cap Multi-Factor Index ETF 14,004 1,23 3 — 16,692
Real Estate Debt Income Fund 7,387 161 7,892 —
Short-Term Income Fund 50,441 9,698 7,010 54,316
Spectrum Preferred and Capital Securities Income Fund 17,967 1,306 2,472 18,441
$ 664,593 $ 241,47 0 $ 304,40 4 $ 683,650
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 1,160 $ — $ 13,203
Diversified International Fund Class R-6 — 21 — 2,821
Diversified International Fund Institutional Class — (19) — 6,438
Diversified Real Asset Fund — 43 — 2,161
EDGE MidCap Fund — 76 — 6,088
Equity Income Account 2,007 1,565 1,993 11,110
Global Multi-Strategy Fund — 1,490 — 3
Global Real Estate Securities Fund 461 222 — 3,471
Government & High Quality Bond Account 1,226 (90) — 1,069
High Yield Fund 466 5 — 640
Income Account — 7,339 — (4,119)
Income Fund 945 42 — 2,276
Inflation Protection Fund 144 (25) — 608
International Emerging Markets Fund — 1,749 — (737)
International Small Company Fund — 7 — 1,225
Origin Emerging Markets Fund — (3) — (307)
Principal Active Global Dividend Income ETF 476 — — 4,731
Principal Active Income ETF 301 — — 518
Principal Government Money Market Fund 1.92% 40 — — —
Principal Investment Grade Corporate Active ETF 223 152 — 691
Principal U.S. Mega-Cap Multi-Factor Index ETF 838 718 — 11,023
Principal U.S. Small-Cap Multi-Factor Index ETF 93 — — 1,455
Real Estate Debt Income Fund 161 153 — 191
Short-Term Income Fund 933 (32) — 1,219
Spectrum Preferred and Capital Securities Income Fund 687 (79) — 1,719
$ 9,001 $ 14,494 $ 1,993 $ 67,497
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.54%
Principal Government Money Market Fund
1.92%
(a),(b)
1,005,081 $ 1,005
Principal Exchange-Traded Funds - 13.53%
Principal Active Global Dividend Income ETF
( a)
133,000 3,734
Principal Active Income ETF
( a)
126,800 5,097
Principal Investment Grade Corporate Active
ETF
( a)
73,400 1,968
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
396,800 11,686
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
91,200 2,795
$ 25,280
Principal Funds, Inc. Class R-6 - 52.34%
Blue Chip Fund
( a)
453,156 11,651
Diversified International Fund
( a)
1,240,109 14,993
Diversified Real Asset Fund
( a)
484,782 5,527
EDGE MidCap Fund
( a)
366,554 5,531
Global Diversified Income Fund
( a)
372,729 5,073
Global Real Estate Securities Fund
( a)
413,994 4,359
High Yield Fund
( a)
612,987 4,371
Income Fund
( a)
3,546,510 34,720
International Small Company Fund
( a)
179,240 1,930
Origin Emerging Markets Fund
( a)
179,739 1,889
Spectrum Preferred and Capital Securities Income
Fund
( a)
753,295 7,736
$ 97,780
Principal Funds, Inc. Institutional Class - 14.06%
Inflation Protection Fund
( a)
562,621 4,833
Short-Term Income Fund
( a)
1,743,245 21,442
$ 26,275
Principal Variable Contracts Funds, Inc.  Class 1 - 19.55%
Equity Income Account
( a)
634,294 16,821
Government & High Quality Bond Account
( a)
2,021,594 19,711
$ 36,532
TOTAL INVESTMENT COMPANIES $ 186,872
Total Investments $ 186,872
Other Assets and Liabilities -  (0.02)% (43)
TOTAL NET ASSETS - 100.00% $ 186,829
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 61.48%
Domestic Equity Funds 25.95%
International Equity Funds 6.37%
Specialty Funds 5.68%
Money Market Funds 0.54%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 9,319 $ 1,693 $ 1,887 $ 11,651
Diversified International Fund Class R-6 — 14,824 523 14,993
Diversified International Fund Institutional Class 12,173 563 13,647 —
Diversified Real Asset Fund 5,061 288 330 5,527
EDGE MidCap Fund 3,962 995 476 5,531
Equity Income Account 13,827 2,226 1,451 16,821
Global Diversified Income Fund 4,642 490 377 5,073
Global Multi-Strategy Fund 6,969 152 7,522 —
Global Real Estate Securities Fund 3,917 449 745 4,359
Government & High Quality Bond Account 17,903 2,924 1,616 19,711
High Yield Fund 4,362 503 778 4,371
Income Account 29,763 686 31,690 —
Income Fund — 35,025 1,212 34,720
Inflation Protection Fund 4,746 260 427 4,833
International Emerging Markets Fund 1,347 47 1,561 —
International Small Company Fund 1,335 427 64 1,930
Origin Emerging Markets Fund — 1,957 16 1,889
Principal Active Global Dividend Income ETF 3,226 — — 3,734
Principal Active Income ETF 4,809 — — 5,097
Principal Government Money Market Fund 1.92% 897 5,001 4,893 1,005
Principal Investment Grade Corporate Active ETF 4,251 — 2,608 1,968
Principal U.S. Mega-Cap Multi-Factor Index ETF 10,791 — 1,017 11,686
Principal U.S. Small-Cap Multi-Factor Index ETF 2,172 396 — 2,795
Real Estate Debt Income Fund 1,616 61 1,755 —
Short-Term Income Fund 20,485 2,591 2,130 21,442
Spectrum Preferred and Capital Securities Income Fund 7,074 638 645 7,736
$ 174,647 $ 72,196 $ 77,37 0 $ 186,872
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 122 $ — $ 2,404
Diversified International Fund Class R-6 — (7) — 699
Diversified International Fund Institutional Class — — — 911
Diversified Real Asset Fund — — — 508
EDGE MidCap Fund — 12 — 1,038
Equity Income Account 377 (7) 375 2,226
Global Diversified Income Fund 186 (13) — 331
Global Multi-Strategy Fund — 249 — 152
Global Real Estate Securities Fund 96 23 — 715
Government & High Quality Bond Account 516 (54) — 554
High Yield Fund 208 7 — 277
Income Account — 2,107 — (866)
Income Fund 371 6 — 901
Inflation Protection Fund 64 (8) — 262
International Emerging Markets Fund — 312 — (145)
International Small Company Fund — (12) — 244
Origin Emerging Markets Fund — (1) — (51)
Principal Active Global Dividend Income ETF 51 — — 508
Principal Active Income ETF 167 — — 28 8
Principal Government Money Market Fund 1.92% 17 — — —
Principal Investment Grade Corporate Active ETF 87 67 — 258
Principal U.S. Mega-Cap Multi-Factor Index ETF 136 60 — 1,852
Principal U.S. Small-Cap Multi-Factor Index ETF 14 — — 227
Real Estate Debt Income Fund 37 34 — 44
Short-Term Income Fund 388 (8) — 504
Spectrum Preferred and Capital Securities Income Fund 284 (22) — 691
$ 2,999 $ 2,867 $ 375 $ 14,53 2
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.22%
Principal Government Money Market Fund
1.92%
(a),(b)
745,368 $ 745
Principal Exchange-Traded Funds - 21.21%
Principal Active Global Dividend Income ETF
( a)
387,000 10,865
Principal Active Income ETF
( a)
103,000 4,141
Principal Investment Grade Corporate Active
ETF
( a)
64,900 1,740
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
1,490,800 43,904
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
375,400 11,506
$ 72,156
Principal Funds, Inc. Class R-6 - 53.23%
Blue Chip Fund
( a)
1,637,616 42,103
Diversified International Fund
( a)
4,785,223 57,853
Diversified Real Asset Fund
( a)
1,087,875 12,402
EDGE MidCap Fund
( a)
1,385,321 20,904
Global Real Estate Securities Fund
( a)
1,152,691 12,138
Income Fund
( a)
1,738,546 17,020
International Small Company Fund
( a)
603,981 6,505
Origin Emerging Markets Fund
( a)
631,388 6,636
Spectrum Preferred and Capital Securities Income
Fund
( a)
535,306 5,498
$ 181,059
Principal Funds, Inc. Institutional Class - 4.66%
Short-Term Income Fund
( a)
1,287,322 15,834
Principal Variable Contracts Funds, Inc.  Class 1 - 20.71%
Equity Income Account
( a)
2,256,016 59,830
Government & High Quality Bond Account
( a)
1,088,250 10,610
$ 70,440
TOTAL INVESTMENT COMPANIES $ 340,234
Total Investments $ 340,234
Other Assets and Liabilities -  (0.03)% (91)
TOTAL NET ASSETS - 100.00% $ 340,143
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.40%
Fixed Income Funds 33.14%
International Equity Funds 10.62%
Specialty Funds 3.65%
Money Market Funds 0.22%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 35,689 $ 2,722 $ 5,747 $ 42,103
Diversified International Fund Class R-6 — 57,594 1,537 57,853
Diversified International Fund Institutional Class 47,933 839 53,244 —
Diversified Real Asset Fund 11,715 636 1,109 12,402
EDGE MidCap Fund 17,707 735 2,010 20,904
Equity Income Account 52,108 4,896 5,353 59,830
Global Multi-Strategy Fund 5,034 11 5,318 —
Global Real Estate Securities Fund 10,875 1,005 1,739 12,138
Government & High Quality Bond Account 9,629 1,747 1,032 10,610
Income Account 16,085 107 16,840 —
Income Fund — 17,134 564 17,020
International Small Company Fund 4,663 1,159 105 6,505
Multi-Manager Equity Long/Short Fund 7,946 15 8,527 —
Origin Emerging Markets Fund 5,466 740 298 6,636
Principal Active Global Dividend Income ETF 9,167 24 1 — 10,865
Principal Active Income ETF — 4,068 — 4,141
Principal Government Money Market Fund 1.92% 797 10,295 10,347 745
Principal Investment Grade Corporate Active ETF 2,084 — 552 1,740
Principal U.S. Mega-Cap Multi-Factor Index ETF 40,929 — 4,269 43,904
Principal U.S. Small-Cap Multi-Factor Index ETF 9,276 1,271 — 11,506
Short-Term Income Fund 15,424 1,857 1,809 15,834
Spectrum Preferred and Capital Securities Income Fund 5,137 554 664 5,498
$ 307,664 $ 107,62 6 $ 121,06 4 $ 340,234
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 176 $ — $ 9,263
Diversified International Fund Class R-6 — (70) — 1,866
Diversified International Fund Institutional Class — (3) — 4,475
Diversified Real Asset Fund — (17) — 1,177
EDGE MidCap Fund — 39 — 4,433
Equity Income Account 1,336 (124) 1,326 8,303
Global Multi-Strategy Fund — 316 — (43)
Global Real Estate Securities Fund 262 34 — 1,963
Government & High Quality Bond Account 269 (41) — 307
Income Account — 1,135 — (487)
Income Fund 184 4 — 446
International Small Company Fund — (6) — 794
Multi-Manager Equity Long/Short Fund — (288) — 854
Origin Emerging Markets Fund — 15 — 713
Principal Active Global Dividend Income ETF 145 — — 1,457
Principal Active Income ETF 16 — — 73
Principal Government Money Market Fund 1.92% 18 — — —
Principal Investment Grade Corporate Active ETF 52 20 — 188
Principal U.S. Mega-Cap Multi-Factor Index ETF 515 248 — 6,996
Principal U.S. Small-Cap Multi-Factor Index ETF 61 — — 959
Short-Term Income Fund 287 (10) — 372
Spectrum Preferred and Capital Securities Income Fund 199 (14) — 485
$ 3,344 $ 1,414 $ 1,326 $ 44,594
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.93%
Principal Government Money Market Fund
1.92%
(a),(b)
1,720,239 $ 1,720
Principal Exchange-Traded Funds - 15.42%
Principal Active Global Dividend Income ETF
( a)
505,300 14,187
Principal Active Income ETF
( a)
124,400 5,001
Principal Investment Grade Corporate Active
ETF
( a)
110,300 2,957
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
219,600 6,467
$ 28,612
Principal Funds, Inc. Class R-6 - 45.59%
Blue Chip Fund
( a)
103,157 2,652
EDGE MidCap Fund
( a)
190,618 2,877
Global Diversified Income Fund
( a)
667,827 9,089
Global Real Estate Securities Fund
( a)
648,184 6,825
High Yield Fund
( a)
1,136,993 8,107
Income Fund
( a)
4,634,889 45,376
Spectrum Preferred and Capital Securities Income
Fund
( a)
941,015 9,664
$ 84,590
Principal Funds, Inc. Institutional Class - 18.75%
Inflation Protection Fund
( a)
1,346,275 11,564
Short-Term Income Fund
( a)
1,888,944 23,234
$ 34,798
Principal Variable Contracts Funds, Inc.  Class 1 - 19.33%
Equity Income Account
( a)
479,529 12,717
Government & High Quality Bond Account
( a)
2,374,226 23,149
$ 35,866
TOTAL INVESTMENT COMPANIES $ 185,586
Total Investments $ 185,586
Other Assets and Liabilities -  (0.02)% (43)
TOTAL NET ASSETS - 100.00% $ 185,543
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 69.54%
Domestic Equity Funds 13.32%
International Equity Funds 11.33%
Specialty Funds 4.90%
Money Market Funds 0.93%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 1,887 $ 864 $ 647 $ 2,652
EDGE MidCap Fund 2,515 432 701 2,877
Equity Income Account 11,253 1,500 1,822 12,717
Global Diversified Income Fund 8,979 822 1,315 9,089
Global Real Estate Securities Fund 6,772 500 1,667 6,825
Government & High Quality Bond Account 21,000 4,747 3,137 23,149
High Yield Fund 7,655 2,026 2,058 8,107
Income Account 42,682 635 45,071 —
Income Fund — 47,324 3,196 45,376
Inflation Protection Fund 12,205 567 1,846 11,564
Principal Active Global Dividend Income ETF 12,255 — — 14,187
Principal Active Income ETF 5,670 — 987 5,001
Principal Government Money Market Fund 1.92% 1,632 7,914 7,826 1,720
Principal Investment Grade Corporate Active ETF 5,868 — 3,373 2,957
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,337 — 987 6,467
Real Estate Debt Income Fund 3,406 134 3,702 —
Short-Term Income Fund 23,258 2,595 3,173 23,234
Spectrum Preferred and Capital Securities Income Fund 9,184 960 1,329 9,664
$ 182,558 $ 71,020 $ 82,837 $ 185,586
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ (4) $ — $ 552
EDGE MidCap Fund — 5 — 626
Equity Income Account 285 545 283 1,241
Global Diversified Income Fund 342 — — 603
Global Real Estate Securities Fund 149 115 — 1,105
Government & High Quality Bond Account 624 (70) — 609
High Yield Fund 354 18 — 466
Income Account — 3,169 — (1,415)
Income Fund 508 41 — 1,207
Inflation Protection Fund 155 (31) — 669
Principal Active Global Dividend Income ETF 194 — — 1,932
Principal Active Income ETF 184 3 — 315
Principal Government Money Market Fund 1.92% 32 — — —
Principal Investment Grade Corporate Active ETF 122 86 — 376
Principal U.S. Mega-Cap Multi-Factor Index ETF 80 93 — 1,024
Real Estate Debt Income Fund 76 84 — 78
Short-Term Income Fund 435 (8) — 562
Spectrum Preferred and Capital Securities Income Fund 357 (49) — 898
$ 3,897 $ 3,997 $ 283 $ 10,848
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.32%
Principal Government Money Market Fund
1.92%
(a),(b)
939,030 $ 939
Principal Exchange-Traded Funds - 16.66%
Principal Active Global Dividend Income ETF
( a)
578,000 16,228
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
708,500 20,865
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
389,100 11,926
$ 49,019
Principal Funds, Inc. Class R-6 - 61.41%
Blue Chip Fund
( a)
1,746,809 44,911
Diversified International Fund
( a)
5,159,312 62,376
EDGE MidCap Fund
( a)
1,339,415 20,212
Global Real Estate Securities Fund
( a)
1,508,076 15,880
International Small Company Fund
( a)
689,502 7,426
LargeCap Growth Fund I
( a)
922,940 14,619
Origin Emerging Markets Fund
( a)
1,456,783 15,311
$ 180,735
Principal Funds, Inc. Institutional Class - 2.48%
LargeCap Value Fund III
( a)
426,445 7,292
Principal Variable Contracts Funds, Inc.  Class 1 - 19.16%
Equity Income Account
( a)
2,126,712 56,400
TOTAL INVESTMENT COMPANIES $ 294,385
Total Investments $ 294,385
Other Assets and Liabilities -  (0.03)% (81)
TOTAL NET ASSETS - 100.00% $ 294,304
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.88%
Fixed Income Funds 21.19%
International Equity Funds 18.64%
Money Market Funds 0.32%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
September 30, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 37,817 $ 1,138 $ 4,148 $ 44,911
Diversified International Fund Class R-6 — 63,187 1,967 62,376
Diversified International Fund Institutional Class 48,705 809 54,608 —
EDGE MidCap Fund 16,394 927 1,310 20,212
Equity Income Account 48,144 4,241 3,616 56,400
Global Real Estate Securities Fund 14,841 725 2,396 15,880
International Small Company Fund 4,479 2,384 201 7,426
LargeCap Growth Fund I — 14,836 176 14,619
LargeCap Value Fund III — 7,201 37 7,292
Origin Emerging Markets Fund 8,731 5,884 472 15,311
Principal Active Global Dividend Income ETF 14,018 — — 16,228
Principal Active Income ETF 11,476 — 11,931 —
Principal Government Money Market Fund 1.92% 798 31,835 31,694 939
Principal U.S. Mega-Cap Multi-Factor Index ETF 33,899 — 19,030 20,865
Principal U.S. Small-Cap Multi-Factor Index ETF 10,392 465 — 11,926
Short-Term Income Fund 5,121 2,677 7,923 —
$ 254,815 $ 136,309 $ 139,509 $ 294,385
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ (123) $ — $ 10,227
Diversified International Fund Class R-6 — (76) — 1,232
Diversified International Fund Institutional Class — (42) — 5,136
EDGE MidCap Fund — (30) — 4,231
Equity Income Account 1,261 (108) 1,252 7,739
Global Real Estate Securities Fund 351 47 — 2,663
International Small Company Fund — (6) — 770
LargeCap Growth Fund I — (3) — (38)
LargeCap Value Fund III — — — 128
Origin Emerging Markets Fund — (5) — 1,173
Principal Active Global Dividend Income ETF 222 — — 2,210
Principal Active Income ETF 212 22 — 433
Principal Government Money Market Fund 1.92% 21 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 378 1,758 — 4,238
Principal U.S. Small-Cap Multi-Factor Index ETF 70 — — 1,069
Short-Term Income Fund 69 72 — 53
$ 2,584 $ 1,506 $ 1,252 $ 41,264
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Short-Term Income Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.07% Shares Held Value (000's)
Money Market Funds - 5.07%
BlackRock Liquidity FedFund 1.79%
(a),(b)
2,534,759 $ 2,534
Principal Government Money Market Fund
1.92%
(a),(c)
4,069,680 4,070
$ 6,604
TOTAL INVESTMENT COMPANIES $ 6,604
BONDS - 93.89%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.05%
General Dynamics Corp
2.88%, 05/11/2020 $ 200 $ 201
3.00%, 05/11/2021 250 254
Northrop Grumman Corp
2.08%, 10/15/2020 150 150
Rockwell Collins Inc
3.20%, 03/15/2024 250 260
United Technologies Corp
1.50%, 11/01/2019 400 400
1.90%, 05/04/2020 100 100
$ 1,365
Airlines - 0.60%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 253 266
Continental Airlines 2009-2 Class A Pass Through
Trust
7.25%, 05/10/2021 181 181
Delta Air Lines 2009-1 Class A Pass Through
Trust
7.75%, 06/17/2021 111 112
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 215 218
$ 777
Automobile Asset Backed Securities - 8.33%
AmeriCredit Automobile Receivables Trust
2015-2
3.00%, 06/08/2021 738 738
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 250 252
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 200 202
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 288 289
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 276 277
2.97%, 11/20/2023 200 203
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 400 402
2.43%, 09/19/2022 200 201
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021
(d)
221 221
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(d)
286 286
3.27%, 06/20/2023
(d)
250 252
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020
(d)
20 20
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021
(d)
4 4
CPS Auto Receivables Trust 2018-B
2.72%, 09/15/2021
(d)
69 69
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
252 252
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
154 155
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
183 184
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(d)
228 228
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CPS Auto Trust
2.87%, 09/15/2021
(d)
$ 140 $ 140
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
173 173
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
750 750
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
500 506
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
400 419
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
300 317
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12/14/2021
(d)
153 153
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
500 508
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
750 782
Santander Drive Auto Receivables Trust 2018-4
3.01%, 03/15/2022 160 160
Santander Drive Auto Receivables Trust 2018-5
2.97%, 07/15/2021 92 92
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01/18/2022 129 129
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 500 500
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
180 180
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
250 256
Westlake Automobile Receivables Trust 2018-2
2.84%, 09/15/2021
(d)
55 55
3.20%, 01/16/2024
(d)
200 201
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
171 172
3.32%, 10/16/2023
(d)
300 302
Westlake Automobile Receivables Trust 2019-1
3.51%, 05/16/2022
(d)
289 290
3.81%, 10/17/2022
(d)
350 353
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
177 177
$ 10,850
Automobile Floor Plan Asset Backed Securities - 1.47%
Ally Master Owner Trust
2.70%, 01/17/2023 500 504
3.29%, 05/15/2023 500 510
Navistar Financial Dealer Note Master Owner
Trust II
2.65%, 09/25/2023
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.53%, 11/15/2022
(d)
250 251
1.00 x 1 Month USD LIBOR + 0.50%
2.55%, 07/17/2023
(d)
400 401
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,916
Automobile Manufacturers - 1.01%
Daimler Finance North America LLC
1.75%, 10/30/2019
(d)
350 350
General Motors Financial Co Inc
3.16%, 04/09/2021 300 300
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 250 254
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 406
$ 1,310

Schedule of Investments
Short-Term Income Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 18.34%
Bank of America Corp
2.50%, 10/21/2022 $ 500 $ 503
2.63%, 10/19/2020 250 252
3.00%, 12/20/2023
(e)
430 439
3 Month USD LIBOR + 0.79%
3.44%, 01/20/2023 350 354
3 Month USD LIBOR + 1.16%
4.20%, 08/26/2024 500 536
Bank of New York Mellon Corp/The
2.50%, 04/15/2021 300 302
3.32%, 10/30/2023 500 509
3 Month USD LIBOR + 1.05%
BB&T Corp
2.05%, 05/10/2021 200 200
BNP Paribas SA
3.50%, 03/01/2023
(d)
250 258
Branch Banking & Trust Co
2.10%, 01/15/2020 600 600
2.63%, 01/15/2022 600 608
Capital One NA
3.42%, 01/30/2023 600 604
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03/30/2021 900 908
3.24%, 04/25/2022 200 202
3 Month USD LIBOR + 0.96%
3.50%, 05/15/2023 250 259
4.00%, 08/05/2024 274 291
4.04%, 06/01/2024
(e)
250 264
3 Month USD LIBOR + 1.02%
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
500 527
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 600 606
3.65%, 01/25/2024 200 211
4.30%, 01/16/2024 400 429
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 300 301
Goldman Sachs Group Inc/The
2.30%, 12/13/2019 400 400
3.00%, 04/26/2022 950 960
3.42%, 04/23/2020 400 402
3 Month USD LIBOR + 1.16%
HSBC Holdings PLC
3.95%, 05/18/2024
(e)
250 262
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03/29/2022 450 460
JPMorgan Chase & Co
2.30%, 08/15/2021 250 250
3.18%, 04/25/2023 500 503
3 Month USD LIBOR + 0.90%
3.51%, 10/24/2023 500 508
3 Month USD LIBOR + 1.23%
4.25%, 10/15/2020 750 767
KeyBank NA/Cleveland OH
2.40%, 06/09/2022 400 403
3.30%, 02/01/2022 250 257
KeyCorp
5.10%, 03/24/2021 488 508
Morgan Stanley
2.73%, 02/10/2021 300 300
3 Month USD LIBOR + 0.55%
3.68%, 10/24/2023 1,400 1,425
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 300 316
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Bank NA
2.00%, 05/19/2020 $ 500 $ 500
2.70%, 11/01/2022 600 609
2.76%, 07/27/2022 400 401
3 Month USD LIBOR + 0.50%
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 150 161
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
250 262
3 Month USD LIBOR + 1.76%
State Street Corp
3.10%, 05/15/2023 688 712
SunTrust Bank/Atlanta GA
2.45%, 08/01/2022 700 707
2.86%, 08/02/2022 250 251
3 Month USD LIBOR + 0.59%
SunTrust Banks Inc
2.90%, 03/03/2021 500 505
UBS AG/London
2.20%, 06/08/2020
(d)
500 500
UBS Group Funding Switzerland AG
3.49%, 05/23/2023
(d)
300 308
US Bancorp
3.60%, 09/11/2024 350 372
US Bank NA/Cincinnati OH
2.00%, 01/24/2020 400 400
2.05%, 10/23/2020 300 300
Wells Fargo & Co
3.07%, 01/24/2023 1,000 1,018
$ 23,890
Beverages - 1.04%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 500 546
Keurig Dr Pepper Inc
3.55%, 05/25/2021 250 255
PepsiCo Inc
1.35%, 10/04/2019 350 350
2.15%, 10/14/2020 200 201
$ 1,352
Biotechnology - 1.33%
Amgen Inc
2.20%, 05/11/2020 200 200
2.65%, 05/11/2022 400 405
Biogen Inc
2.90%, 09/15/2020 500 504
Celgene Corp
3.25%, 08/15/2022 250 257
3.63%, 05/15/2024 350 370
$ 1,736
Building Materials - 0.52%
Martin Marietta Materials Inc
2.66%, 12/20/2019 300 300
3 Month USD LIBOR + 0.50%
4.25%, 07/02/2024 349 373
$ 673
Chemicals - 1.07%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
250 249
Celanese US Holdings LLC
3.50%, 05/08/2024 200 207
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05/01/2020
(d)
168 168
3.30%, 05/01/2023
(d)
200 206
DuPont de Nemours Inc
3.27%, 11/15/2023 250 253
3 Month USD LIBOR + 1.11%

Schedule of Investments
Short-Term Income Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
International Flavors & Fragrances Inc
3.40%, 09/25/2020 $ 100 $ 101
Westlake Chemical Corp
3.60%, 07/15/2022 200 204
$ 1,388
Commercial Mortgage Backed Securities - 1.12%
Ginnie Mae
0.44%, 09/16/2055
(f),(g)
2,546 72
0.66%, 01/16/2054
(f),(g)
2,549 77
0.68%, 10/16/2054
(f),(g)
3,177 95
0.83%, 02/16/2055
(f),(g)
5,356 159
0.86%, 01/16/2055
(f),(g)
5,274 193
0.90%, 06/16/2045
(f),(g)
923 45
1.37%, 12/16/2036
(f),(g)
1,943 94
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 417 416
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 304 301
$ 1,452
Computers - 0.62%
Apple Inc
1.90%, 02/07/2020 200 200
2.50%, 02/09/2022 150 152
International Business Machines Corp
2.25%, 02/19/2021 250 251
2.80%, 05/13/2021 200 203
$ 806
Credit Card Asset Backed Securities - 0.61%
BA Credit Card Trust
1.74%, 01/15/2025 800 797
Diversified Financial Services - 1.26%
American Express Co
2.75%, 05/20/2022 200 203
3.00%, 02/22/2021 250 253
3.70%, 11/05/2021 150 155
Capital One Financial Corp
3.90%, 01/29/2024 100 106
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
721 721
USAA Capital Corp
2.63%, 06/01/2021
(d)
200 202
$ 1,640
Electric - 5.16%
Alabama Power Co
2.45%, 03/30/2022 250 252
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
200 209
Black Hills Corp
4.25%, 11/30/2023 500 532
CenterPoint Energy Inc
3.60%, 11/01/2021 300 308
Dominion Energy Inc
2.58%, 07/01/2020 200 200
2.72%, 08/15/2021
(g)
200 201
3.07%, 08/15/2024
(g)
200 205
DTE Energy Co
2.60%, 06/15/2022 200 201
Duke Energy Florida LLC
1.85%, 01/15/2020
(h)
400 400
3.10%, 08/15/2021 250 254
Emera US Finance LP
2.70%, 06/15/2021 300 302
Evergy Inc
2.45%, 09/15/2024 200 200
Exelon Corp
3.50%, 06/01/2022 500 513
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Fortis Inc/Canada
2.10%, 10/04/2021 $ 633 $ 631
Indiantown Cogeneration LP
9.77%, 12/15/2020 96 99
LG&E & KU Energy LLC
4.38%, 10/01/2021 310 320
NextEra Energy Capital Holdings Inc
2.90%, 04/01/2022 150 153
3.15%, 04/01/2024 150 155
Public Service Enterprise Group Inc
2.88%, 06/15/2024 100 103
San Diego Gas & Electric Co
1.91%, 02/01/2022 72 71
Sempra Energy
2.40%, 02/01/2020 250 250
2.80%, 01/15/2021 500 499
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 148 145
Tucson Electric Power Co
3.05%, 03/15/2025 100 102
WEC Energy Group Inc
3.38%, 06/15/2021 400 409
$ 6,714
Electronics - 0.69%
Fortive Corp
2.35%, 06/15/2021 300 300
Honeywell International Inc
1.85%, 11/01/2021 400 400
2.15%, 08/08/2022 200 202
$ 902
Environmental Control - 0.16%
Republic Services Inc
2.50%, 08/15/2024 100 101
Waste Management Inc
2.95%, 06/15/2024 100 104
$ 205
Finance - Mortgage Loan/Banker - 9.46%
Fannie Mae
1.25%, 08/17/2021 600 595
1.38%, 02/26/2021 800 796
1.75%, 07/02/2024 600 603
1.88%, 09/24/2026
(h)
5,050 5,113
2.13%, 04/24/2026 1,300 1,337
2.50%, 02/05/2024 500 519
2.63%, 09/06/2024
(h)
750 786
Freddie Mac
2.38%, 02/16/2021 1,000 1,008
2.75%, 06/19/2023 1,500 1,561
$ 12,318
Food - 1.35%
Conagra Brands Inc
3.03%, 10/22/2020 250 250
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 100 103
Kraft Heinz Foods Co
2.75%, 02/10/2021 400 399
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 150 157
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019
(d)
500 500
Tyson Foods Inc
2.25%, 08/23/2021 150 150
2.60%, 08/21/2020 200 200
3 Month USD LIBOR + 0.45%
$ 1,759

Schedule of Investments
Short-Term Income Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.35%
Cigna Holding Co
4.00%, 02/15/2022 $ 100 $ 104
Humana Inc
2.50%, 12/15/2020 100 100
UnitedHealth Group Inc
1.95%, 10/15/2020 250 250
$ 454
Home Furnishings - 0.15%
Panasonic Corp
2.54%, 07/19/2022
(d)
200 201
Housewares - 0.10%
Newell Brands Inc
3.85%, 04/01/2023 132 136
Insurance - 3.95%
Allstate Corp/The
2.73%, 03/29/2023 250 250
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03/15/2023 500 513
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
750 811
MassMutual Global Funding II
1.55%, 10/11/2019
(d)
350 350
2.00%, 04/15/2021
(d)
450 449
Metropolitan Life Global Funding I
1.95%, 09/15/2021
(d)
470 470
2.39%, 09/07/2020
(d)
250 251
United States Secured Overnight Financing
Rate + 0.57%
2.53%, 06/12/2020
(d)
250 251
3 Month USD LIBOR + 0.40%
New York Life Global Funding
1.95%, 02/11/2020
(d)
400 400
2.00%, 04/13/2021
(d)
400 400
2.65%, 06/10/2022
(d)
1,000 1,003
3 Month USD LIBOR + 0.52%
$ 5,148
Internet - 0.21%
Amazon.com Inc
2.60%, 12/05/2019 273 273
Lodging - 0.16%
Las Vegas Sands Corp
3.20%, 08/08/2024 200 204
Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 300 305
Machinery - Diversified - 0.27%
John Deere Capital Corp
2.05%, 03/10/2020 350 350
Media - 0.19%
Comcast Corp
3.30%, 10/01/2020 250 253
Mining - 0.16%
Glencore Funding LLC
4.13%, 05/30/2023
(d)
200 209
Miscellaneous Manufacturers - 0.77%
General Electric Co
5.50%, 01/08/2020 150 151
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 500 504
Siemens Financieringsmaatschappij NV
2.20%, 03/16/2020
(d)
350 350
$ 1,005
Mortgage Backed Securities - 8.29%
CHL Mortgage Pass-Through Trust 2003-46
4.23%, 01/19/2034
(g)
29 29
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CSFB Mortgage-Backed Pass-Through
Certificates Series 2004-AR4
2.98%, 05/25/2034 $ 4 $ 4
1.00 x 1 Month USD LIBOR + 0.96%
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(g)
451 456
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(g)
392 399
JP Morgan Mortgage Trust 2004-A3
4.67%, 07/25/2034
(g)
18 18
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 19 19
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(g)
527 535
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(g)
348 353
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(g)
343 347
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(g)
193 195
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(g)
407 412
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(g)
241 244
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(g)
289 291
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(g)
227 228
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(g)
456 460
PHH Mortgage Trust Series 2008-CIM1
4.35%, 06/25/2038 82 82
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 25 26
Provident Funding Mortgage Loan Trust 2005-1
2.60%, 05/25/2035 64 64
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(g)
655 664
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(g)
415 423
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(g)
620 635
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(g)
489 492
RALI Series 2003-QS23 Trust
5.00%, 12/26/2018 1 1
RBSSP Resecuritization Trust 2009-7
2.55%, 06/26/2037
(d)
12 12
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(g)
40 38
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(g)
253 250
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(g)
363 368
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(g)
178 181
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(g)
315 320
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(g)
237 241
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(g)
386 393
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(g)
132 133

Schedule of Investments
Short-Term Income Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(g)
$ 160 $ 162
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(g)
489 493
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(g)
129 131
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(g)
121 122
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(g)
353 359
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(g)
371 375
4.00%, 11/25/2048
(d),(g)
338 340
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 10/25/2049
(d),(g)
500 502
$ 10,797
Oil & Gas - 1.25%
Chevron Corp
2.90%, 03/03/2024 250 259
Cimarex Energy Co
4.38%, 06/01/2024 250 263
Phillips 66
3.05%, 04/15/2020
(d)
300 300
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05/11/2020 505 506
2.38%, 08/21/2022 300 305
$ 1,633
Oil & Gas Services - 0.20%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 250 254
Other Asset Backed Securities - 6.31%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
500 504
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
51 51
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
397 401
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
616 622
Drug Royalty II LP 2
3.48%, 07/15/2023
(d)
66 66
Drug Royalty III LP 1
3.98%, 04/15/2027
(d)
46 46
4.27%, 10/15/2031
(d)
216 221
4.80%, 04/15/2027
(d)
118 119
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
130 130
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
400 402
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
191 191
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
161 160
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
375 387
PFS Financing Corp
2.40%, 10/17/2022
(d)
300 301
2.50%, 10/15/2021
(d)
200 200
1.00 x 1 Month USD LIBOR + 0.47%
2.86%, 04/15/2024
(d)
250 255
3.19%, 04/17/2023
(d)
250 254
Verizon Owner Trust 2016-2
1.68%, 05/20/2021
(d)
181 181
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
$ 114 $ 114
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
528 527
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
300 300
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
500 504
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 600 612
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 500 509
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 500 504
Volvo Financial Equipment LLC Series 2018-1
2.26%, 09/15/2020
(d)
40 40
2.76%, 10/17/2022
(d)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
300 306
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
201 208
$ 8,216
Packaging & Containers - 0.15%
Packaging Corp of America
2.45%, 12/15/2020 200 200
Pharmaceuticals - 1.74%
AbbVie Inc
2.30%, 05/14/2021 200 200
2.50%, 05/14/2020 336 337
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
200 209
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
150 154
Cigna Corp
3.40%, 09/17/2021 389 398
CVS Health Corp
2.63%, 08/15/2024 250 251
Mead Johnson Nutrition Co
3.00%, 11/15/2020 250 252
Merck & Co Inc
2.90%, 03/07/2024 200 208
Pfizer Inc
2.80%, 03/11/2022 250 255
$ 2,264
Pipelines - 2.39%
Buckeye Partners LP
4.15%, 07/01/2023 400 400
Columbia Pipeline Group Inc
3.30%, 06/01/2020 168 169
Enterprise Products Operating LLC
3.50%, 02/01/2022 500 516
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
250 258
Kinder Morgan Inc/DE
3.58%, 01/15/2023 500 504
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 325 352
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
200 205
TransCanada PipeLines Ltd
4.37%, 05/15/2067 900 702
3 Month USD LIBOR + 2.21%
$ 3,106
REITs - 1.42%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 250 264

Schedule of Investments
Short-Term Income Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
4.38%, 12/15/2023 $ 92 $ 98
Healthcare Realty Trust Inc
3.75%, 04/15/2023 365 377
Omega Healthcare Investors Inc
4.95%, 04/01/2024 250 268
SBA Tower Trust
2.88%, 07/15/2046
(d)
150 150
3.17%, 04/09/2047
(d)
400 404
Service Properties Trust
4.50%, 06/15/2023 200 206
Welltower Inc
3.75%, 03/15/2023 80 84
$ 1,851
Retail - 0.96%
Home Depot Inc/The
1.80%, 06/05/2020 500 499
McDonald's Corp
2.75%, 12/09/2020 500 504
Walmart Inc
1.75%, 10/09/2019 100 100
1.90%, 12/15/2020 150 151
$ 1,254
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(i)
200 2
Semiconductors - 0.82%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01/15/2020 600 600
Microchip Technology Inc
4.33%, 06/01/2023 200 210
QUALCOMM Inc
2.60%, 01/30/2023 250 254
$ 1,064
Software - 0.89%
Microsoft Corp
1.85%, 02/12/2020 400 400
Oracle Corp
1.90%, 09/15/2021 200 200
2.25%, 10/08/2019 250 250
VMware Inc
2.95%, 08/21/2022 300 304
$ 1,154
Student Loan Asset Backed Securities - 5.09%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
293 302
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
286 297
Keycorp Student Loan Trust 2000-b
2.59%, 07/25/2029 350 346
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
2.81%, 01/25/2037 653 642
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
232 232
Navient Private Education Loan Trust 2014-CT
2.73%, 09/16/2024
(d)
39 39
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2017-A
2.43%, 12/16/2058
(d)
34 34
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.38%, 12/15/2059
(d)
80 80
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
171 171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
$ 124 $ 125
Navient Private Education Refi Loan Trust
2018-D
2.33%, 12/15/2059
(d)
170 170
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
69 70
3.42%, 01/15/2043
(d)
100 104
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
440 444
Navient Private Education Refi Loan Trust
2019-D
2.43%, 12/15/2059
(d)
204 204
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(d)
240 241
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
648 655
Navient Student Loan Trust 2019-B
2.43%, 12/15/2059
(d)
173 172
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
2.52%, 06/15/2033 119 118
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.45%, 03/15/2024 351 349
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.41%, 06/15/2039 734 718
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.32%, 12/15/2039 288 282
1.00 x 3 Month USD LIBOR + 0.20%
SLM Private Education Loan Trust 2013-B
1.85%, 06/17/2030
(d)
6 6
SMB Private Education Loan Trust 2018-A
2.38%, 03/16/2026
(d)
272 272
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.35%, 12/16/2024
(d)
86 86
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
2.33%, 09/15/2025
(d)
101 101
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
2.38%, 02/16/2026
(d)
162 162
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.38%, 07/15/2026
(d)
205 205
1.00 x 1 Month USD LIBOR + 0.35%
$ 6,627
Telecommunications - 2.18%
AT&T Inc
3.07%, 02/15/2023 250 250
3 Month USD LIBOR + 0.89%
3.60%, 02/17/2023 200 209
Cisco Systems Inc
2.20%, 02/28/2021 250 251
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
272 275
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
375 376
4.74%, 03/20/2025
(d)
950 1,010

Schedule of Investments
Short-Term Income Account
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
2.70%, 05/22/2020 $ 200 $ 201
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 250 263
$ 2,835
Transportation - 0.31%
Ryder System Inc
2.25%, 09/01/2021 200 200
3.75%, 06/09/2023 200 210
$ 410
Trucking & Leasing - 0.16%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
200 208
TOTAL BONDS $ 122,263
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
4.75%, 09/01/2035 $ 11 $ 11
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0.08%
4.12%, 04/01/2033 26 27
1.00 x 6 Month USD LIBOR + 1.51%
4.27%, 07/01/2034 12 13
1.00 x 12 Month USD LIBOR + 1.65%
4.31%, 08/01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.63%
4.58%, 02/01/2037 20 21
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.10%
4.62%, 02/01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
4.77%, 12/01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
4.79%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.87%, 01/01/2035 6 7
1.00 x 12 Month USD LIBOR + 1.75%
4.88%, 12/01/2033 12 12
1.00 x 6 Month USD LIBOR + 2.25%
8.00%, 05/01/2027 5 5
$ 101
U.S. Treasury - 2.39%
1.38%, 09/30/2020 1,000 996
1.63%, 05/15/2026 900 900
1.88%, 07/31/2026 700 712
2.63%, 05/15/2021 500 507
$ 3,115
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,227
Total Investments $ 132,094
Other Assets and Liabilities -  (1.44)% (1,867)
TOTAL NET ASSETS - 100.00% $ 130,227
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,534 or
1.95% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,228 or 32.43% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.97%
Asset Backed Securities 21.81%
Government 11.85%
Mortgage Securities 9.50%
Consumer, Non-cyclical 5.81%
Utilities 5.16%
Money Market Funds 5.07%
Industrial 4.31%
Energy 3.84%
Consumer, Cyclical 2.98%
Communications 2.58%
Technology 2.33%
Basic Materials 1.23%
Other Assets and Liabilities
(1.44)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 4,856 $ 46,423 $ 47,209 $ 4,070
$ 4,856 $ 46,423 $ 47,209 $ 4,070
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 44 $ — $ — $ —
$ 44 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Account
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.18% Shares Held Value (000's)
Money Market Funds - 8.18%
BlackRock Liquidity FedFund 1.79%
(a),(b)
3,677,331 $ 3,677
Principal Government Money Market Fund
1.81%
(a),(b), (c)
11,410,866 11,411
$ 15,088
TOTAL INVESTMENT COMPANIES $ 15,088
COMMON STOCKS - 96.87% Shares Held Value (000's)
Aerospace & Defense - 1.59%
Aerojet Rocketdyne Holdings Inc
( d)
57,900 2,925
Agriculture - 1.18%
Darling Ingredients Inc
( d)
113,800 2,177
Automobile Parts & Equipment - 0.93%
Modine Manufacturing Co
( d)
48,300 549
Visteon Corp
( d)
14,200 1,172
$ 1,721
Banks - 8.51%
Atlantic Union Bankshares Corp 38,700 1,441
BancFirst Corp 10,300 571
Cathay General Bancorp 67,700 2,352
First Interstate BancSystem Inc 30,800 1,239
First Merchants Corp 32,400 1,219
Flagstar Bancorp Inc 36,300 1,356
Franklin Financial Network Inc 16,550 500
Great Western Bancorp Inc 40,700 1,343
IBERIABANK Corp 35,700 2,697
Independent Bank Corp/MI 21,900 467
Lakeland Bancorp Inc 23,150 357
United Community Banks Inc/GA 75,720 2,147
$ 15,689
Biotechnology - 3.44%
Acceleron Pharma Inc
( d)
18,600 735
Allogene Therapeutics Inc
( d),(e)
21,700 591
Bluebird Bio Inc
( d)
6,100 560
Denali Therapeutics Inc
( d),(e)
37,000 567
DNIB Unwind Inc - Warrants
( d),(f),(g)
1,938 —
FibroGen Inc
( d)
20,700 766
Insmed Inc
( d)
34,700 612
MacroGenics Inc
( d)
32,200 411
Magenta Therapeutics Inc
( d)
47,600 488
Precision BioSciences Inc
( d)
34,100 286
Seattle Genetics Inc
( d)
11,952 1,021
Spark Therapeutics Inc
( d)
3,215 312
$ 6,349
Chemicals - 0.80%
Cabot Corp 32,560 1,476
Commercial Services - 7.96%
AMN Healthcare Services Inc
( d)
43,700 2,515
BrightView Holdings Inc
( d)
73,700 1,264
Brink's Co/The 25,800 2,140
HMS Holdings Corp
( d)
71,600 2,468
ICF International Inc 23,700 2,002
K12 Inc
( d)
57,300 1,513
Korn Ferry 24,300 939
Medifast Inc
( e)
10,860 1,125
Nesco Holdings Inc
( d),(e)
118,700 710
$ 14,676
Computers - 5.61%
CACI International Inc
( d)
13,800 3,191
ExlService Holdings Inc
( d)
23,500 1,573
Parsons Corp
( d)
50,000 1,649
Perspecta Inc 84,900 2,218
Ping Identity Holding Corp
( d),(e)
60,458 1,043
PlayAGS Inc
( d)
34,300 353
Tenable Holdings Inc
( d)
14,510 325
$ 10,352
Consumer Products - 0.66%
Central Garden & Pet Co - A Shares
( d)
43,720 1,212
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3.33%
Hamilton Lane Inc 24,046 $ 1,369
LPL Financial Holdings Inc 12,100 991
Piper Jaffray Cos 18,650 1,408
Stifel Financial Corp 41,495 2,381
$ 6,149
Electric - 3.08%
PNM Resources Inc 53,180 2,770
Portland General Electric Co 51,500 2,903
$ 5,673
Electrical Components & Equipment - 1.11%
EnerSys 26,300 1,734
nLight Inc
( d)
19,890 312
$ 2,046
Electronics - 3.05%
Advanced Energy Industries Inc
( d)
30,000 1,723
SYNNEX Corp 22,500 2,540
Vishay Intertechnology Inc 80,700 1,366
$ 5,629
Engineering & Construction - 2.27%
Great Lakes Dredge & Dock Corp
( d)
37,300 390
MasTec Inc
( d)
41,700 2,708
Tutor Perini Corp
( d)
75,800 1,086
$ 4,184
Entertainment - 2.37%
Eldorado Resorts Inc
( d)
53,300 2,125
Golden Entertainment Inc
( d)
47,600 632
Vail Resorts Inc 7,100 1,616
$ 4,373
Environmental Control - 2.45%
Advanced Disposal Services Inc
( d)
66,300 2,159
Energy Recovery Inc
( d)
45,810 425
Tetra Tech Inc 22,200 1,926
$ 4,510
Forest Products & Paper - 0.18%
PH Glatfelter Co 22,100 340
Gas - 1.55%
Southwest Gas Holdings Inc 31,350 2,854
Healthcare - Products - 1.75%
Adaptive Biotechnologies Corp
( d),(e)
9,000 278
Nevro Corp
( d)
23,520 2,022
RA Medical Systems Inc
( d),(e)
62,600 87
STAAR Surgical Co
( d)
32,300 833
$ 3,220
Healthcare - Services - 5.33%
Addus HomeCare Corp
( d)
28,100 2,228
Encompass Health Corp 33,600 2,126
Natera Inc
( d)
42,300 1,388
Syneos Health Inc
( d)
48,600 2,586
Teladoc Health Inc
( d),(e)
22,200 1,503
$ 9,831
Home Builders - 1.23%
William Lyon Homes
( d)
110,960 2,259
Insurance - 4.76%
First American Financial Corp 17,700 1,045
Hanover Insurance Group Inc/The 18,600 2,521
Kemper Corp 26,510 2,066
MGIC Investment Corp 143,100 1,800
National General Holdings Corp 58,100 1,338
$ 8,770
Internet - 0.79%
Eventbrite Inc
( d)
52,600 931
Revolve Group Inc
( d),(e)
22,198 519
$ 1,450
Iron & Steel - 0.57%
Cleveland-Cliffs Inc
( e)
146,300 1,056

Schedule of Investments
SmallCap Account
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 1.82%
OneSpaWorld Holdings Ltd
( d)
90,600 $ 1,407
Planet Fitness Inc
( d)
33,600 1,945
$ 3,352
Lodging - 0.99%
Extended Stay America Inc 125,300 1,834
Machinery - Diversified - 1.35%
Altra Industrial Motion Corp 54,656 1,514
Columbus McKinnon Corp/NY 26,978 983
$ 2,497
Media - 0.68%
World Wrestling Entertainment Inc 17,500 1,245
Metal Fabrication & Hardware - 0.88%
Rexnord Corp
( d)
60,346 1,632
Mining - 0.21%
Alcoa Corp
( d)
19,040 382
Miscellaneous Manufacturers - 1.25%
Hillenbrand Inc 50,700 1,566
Trinseo SA 17,330 744
$ 2,310
Oil & Gas - 1.77%
Carrizo Oil & Gas Inc
( d)
72,500 622
Delek US Holdings Inc 23,300 846
PDC Energy Inc
( d)
23,500 652
Ring Energy Inc
( d)
140,000 230
Talos Energy Inc
( d)
28,800 585
Whiting Petroleum Corp
( d)
40,700 327
$ 3,262
Oil & Gas Services - 0.57%
McDermott International Inc
( d),(e)
84,800 171
Select Energy Services Inc
( d)
102,200 885
$ 1,056
Packaging & Containers - 0.82%
Graphic Packaging Holding Co 103,000 1,519
Pharmaceuticals - 1.98%
Bellicum Pharmaceuticals Inc
( d),(e)
69,400 73
Clovis Oncology Inc
( d),(e)
11,080 44
DexCom Inc
( d)
2,900 433
Horizon Therapeutics Plc
( d)
73,200 1,993
Neurocrine Biosciences Inc
( d)
3,100 279
Revance Therapeutics Inc
( d)
64,500 838
$ 3,660
REITs - 8.69%
Agree Realty Corp 40,000 2,926
Brandywine Realty Trust 144,800 2,194
Cousins Properties Inc 60,601 2,278
First Industrial Realty Trust Inc 85,780 3,394
Ladder Capital Corp 90,400 1,561
Pebblebrook Hotel Trust 99,220 2,760
Two Harbors Investment Corp 69,460 912
$ 16,025
Retail - 4.14%
BJ's Wholesale Club Holdings Inc
( d)
88,400 2,287
Caleres Inc 73,240 1,714
Carvana Co
( d),(e)
27,500 1,815
Ruth's Hospitality Group Inc 42,510 868
World Fuel Services Corp 23,600 943
$ 7,627
Savings & Loans - 0.15%
Berkshire Hills Bancorp Inc 9,603 281
Semiconductors - 1.49%
Entegris Inc 58,400 2,748
Software - 4.47%
Aspen Technology Inc
( d)
17,700 2,178
Ceridian HCM Holding Inc
( d)
12,881 636
Cloudflare Inc
( d),(e)
34,600 643
Datadog Inc
( d)
425 14
Dynatrace Inc
( d)
10,708 200
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Manhattan Associates Inc
( d)
27,700 $ 2,235
Pluralsight Inc
( d),(e)
20,400 343
SolarWinds Corp
( d),(e)
107,988 1,992
$ 8,241
Telecommunications - 1.11%
Plantronics Inc 44,500 1,661
Switch Inc
( e)
24,200 378
$ 2,039
TOTAL COMMON STOCKS $ 178,631
Total Investments $ 193,719
Other Assets and Liabilities -  (5.05)% (9,319)
TOTAL NET ASSETS - 100.00% $ 184,400
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,517 or
1.99% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 25.44%
Consumer, Non-cyclical 22.30%
Industrial 14.77%
Technology 11.57%
Consumer, Cyclical 11.48%
Money Market Funds 8.18%
Utilities 4.63%
Communications 2.58%
Energy 2.34%
Basic Materials 1.76%
Other Assets and Liabilities
(5.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
September 30, 2019 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales September 30, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.92% $ 1,443 $ 46,303 $ 36,335 $ 11,411
$ 1,443 $ 46,303 $ 36,335 $ 11,411
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.92% $ 68 $ — $ — $ —
$ 68 $ — $ — $ —
Amounts in thousands.

Glossary to the Schedule of Investments
September 30, 2019 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

September 30, 2019 (unaudited)

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal
LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income
Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control
Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account,
and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc.
(the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The
Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.
Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High
Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap
S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account,
Short-Term Income Account, and SmallCap Account known as "the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the
“Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Account’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

September 30, 2019 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities and senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing
Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

September 30, 2019 (unaudited)

The following is a summary of the inputs used as of September 30 , 2019 in valuing the Accounts’ securities carried at value (amounts shown
in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Account
Bonds* $ — $ 789, 666 $ — $ 789, 666
Investment Companies 177,418 — — 177,418
Municipal Bonds* — 19,028 — 19,028
U.S. Government & Government Agency Obligations* — 1,607,401 — 1,607,401
Total investments in securities $ 177,418 $ 2,416, 095 $ — $ 2,593,5 13
Core Plus Bond Account
Bonds* — 169, 597 — 169, 597
Common Stocks* 19 — — 19
Investment Companies 15,603 — — 15,603
Preferred Stocks
Consumer, Non-cyclical — — 4 4
Senior Floating Rate Interests* — 2,751 — 2,751
U.S. Government & Government Agency Obligations* — 151,357 — 151,357
Total investments in securities $ 15,622 $ 323, 705 $ 4 $ 339,3 31
Assets
Interest Rate Contracts
Futures** 15 — — 15
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (112) — (112)
Interest Rate Contracts
Futures** (119) — — (119)
Diversified Balanced Account
Bonds* — 2 — 2
Investment Companies 1,019,675 — — 1,019,675
Preferred Stocks
Consumer, Non-cyclical — — — —
Total investments in securities $ 1,019,675 $ 2 $ — $ 1,019,677
Diversified Balanced Managed Volatility Account
Investment Companies 170,756 — — 170,756
Total investments in securities $ 170,756 $ — $ — $ 170,756
Diversified Balanced Volatility Control Account
Investment Companies 127,725 — — 127,725
Total investments in securities $ 127,725 $ — $ — $ 127,725
Diversified Growth Account
Investment Companies 3,672,876 — — 3,672,876
Total investments in securities $ 3,672,876 $ — $ — $ 3,672,876
Diversified Growth Managed Volatility Account
Investment Companies 347,732 — — 347,732
Total investments in securities $ 347,732 $ — $ — $ 347,732
Diversified Growth Volatility Control Account
Investment Companies 675,381 — — 675,381
Total investments in securities $ 675,381 $ — $ — $ 675,381
Diversified Income Account
Investment Companies 276,022 — — 276,022
Total investments in securities $ 276,022 $ — $ — $ 276,022
Diversified International Account
Common Stocks
Basic Materials 2,315 6,277 — 8,592
Communications 4,523 15,788 — 20,311
Consumer, Cyclical 5,131 37,271 — 42,402
Consumer, Non-cyclical 1,550 38,965 — 40,515

September 30, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Account
Energy $ 6,838 $ 11,541 $ — $ 18,379
Financial 14,695 52,036 — 66,731
Industrial 4,094 17,411 — 21,505
Technology 1,998 18,110 — 20,108
Utilities — 6,995 — 6,995
Investment Companies 2,683 — — 2,683
Preferred Stocks 1,010 — — 1,010
Total investments in securities $ 44,837 $ 204,394 $ — $ 249,231
Equity Income Account
Common Stocks* 725,463 — — 725,463
Investment Companies 20,760 — — 20,760
Total investments in securities $ 746,223 $ — $ — $ 746,223
Government & High Quality Bond Account
Bonds* — 67,737 — 67,737
Investment Companies 12,476 — — 12,476
U.S. Government & Government Agency Obligations* — 170,65 4 — 170,65 4
Total investments in securities $ 12,476 $ 238,39 1 $ — $ 250,86 7
Assets
Interest Rate Contracts
Futures** 154 — — 154
International Emerging Markets Account
Common Stocks
Basic Materials 1,404 1,408 — 2,812
Communications 6,917 8,895 — 15,812
Consumer, Cyclical 3,279 4,891 — 8,170
Consumer, Non-cyclical 995 5,208 — 6,203
Energy 797 6,568 — 7,365
Financial 4,283 16,088 — 20,371
Industrial — 5,551 — 5,551
Technology 1,328 11,388 — 12,716
Utilities — 1,285 — 1,285
Investment Companies 1,448 — — 1,448
Preferred Stocks 1,514 — — 1,514
Total investments in securities $ 21,965 $ 61,282 $ — $ 83,247
LargeCap Growth Account I
Common Stocks* 458,494 — — 458,494
Convertible Preferred Stocks
Communications — — 572 572
Investment Companies 8,620 — — 8,620
Preferred Stocks
Communications — 119 — 119
Technology — 209 184 393
Total investments in securities $ 467,114 $ 328 $ 756 $ 468,198
Liabilities
Equity Contracts
Futures** (33) — — (33)
LargeCap S&P 500 Index Account
Common Stocks* 2,546,154 — — 2,546,154
Investment Companies 34,331 — — 34,331
Total investments in securities $ 2,580,485 $ — $ — $ 2,580,485
Liabilities
Equity Contracts
Futures** (280) — — (280)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 202,722 — — 202,722
Investment Companies 13,650 — — 13,650
Purchased Options 527 — — 527
Total investments in securities $ 216,899 $ — $ — $ 216,899
Liabilities
Equity Contracts

September 30, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Managed Volatility Index Account
Futures** $ (16) $ — $ — $ (16)
Written Options (345) — — (345)
MidCap Account
Common Stocks* 589,198 — — 589,198
Investment Companies 3,995 — — 3,995
Total investments in securities $ 593,193 $ — $ — $ 593,193
Principal Capital Appreciation Account
Common Stocks* 147,112 — — 147,112
Investment Companies 3,546 — — 3,546
Total investments in securities $ 150,658 $ — $ — $ 150,658
Principal LifeTime 2010 Account
Investment Companies 31,235 — — 31,235
Total investments in securities $ 31,235 $ — $ — $ 31,235
Principal LifeTime 2020 Account
Investment Companies 187,847 — — 187,847
Total investments in securities $ 187,847 $ — $ — $ 187,847
Principal LifeTime 2030 Account
Investment Companies 171,075 — — 171,075
Total investments in securities $ 171,075 $ — $ — $ 171,075
Principal LifeTime 2040 Account
Investment Companies 79,063 — — 79,063
Total investments in securities $ 79,063 $ — $ — $ 79,063
Principal LifeTime 2050 Account
Investment Companies 36,576 — — 36,576
Total investments in securities $ 36,576 $ — $ — $ 36,576
Principal LifeTime 2060 Account
Investment Companies 6,707 — — 6,707
Total investments in securities $ 6,707 $ — $ — $ 6,707
Principal LifeTime Strategic Income Account
Investment Companies 25,621 — — 25,621
Total investments in securities $ 25,621 $ — $ — $ 25,621
Real Estate Securities Account
Common Stocks* 162,702 — — 162,702
Investment Companies 1,799 — — 1,799
Total investments in securities $ 164,501 $ — $ — $ 164,501
SAM Balanced Portfolio
Investment Companies 683,650 — — 683,650
Total investments in securities $ 683,650 $ — $ — $ 683,650
SAM Conservative Balanced Portfolio
Investment Companies 186,872 — — 186,872
Total investments in securities $ 186,872 $ — $ — $ 186,872
SAM Conservative Growth Portfolio
Investment Companies 340,234 — — 340,234
Total investments in securities $ 340,234 $ — $ — $ 340,234
SAM Flexible Income Portfolio
Investment Companies 185,586 — — 185,586
Total investments in securities $ 185,586 $ — $ — $ 185,586

September 30, 2019 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3.
The Accounts' Schedules of Investments as of September 30, 2019 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Strategic Growth Portfolio
Investment Companies $ 294,385 $ — $ — $ 294,385
Total investments in securities $ 294,385 $ — $ — $ 294,385
Short-Term Income Account
Bonds* — 122,26 3 — 122,26 3
Investment Companies 6,604 — — 6,604
U.S. Government & Government Agency Obligations* — 3,22 7 — 3,22 7
Total investments in securities $ 6,604 $ 125,49 0 $ — $ 132,09 4
SmallCap Account
Common Stocks* 178,631 — — 178,631
Investment Companies 15,088 — — 15,088
Total investments in securities $ 193,719 $ — $ — $ 193,719